                                                          File Number: 333-91784

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-effective Amendment Number
                                                      ---

                      Post-effective Amendment Number  8


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

Dennis E. Prohofsky                         Copy to:
Executive Vice President, General           J. Sumner Jones, Esq.
Counsel and Secretary                       Dykema Gossett PLLC
Minnesota Life Insurance Company            Franklin Square
400 Robert Street North                     Suite 300 West
St. Paul, Minnesota 55101-2098              1300 I Street, N.W.
(Name and Address of Agent for Service)     Washington, D.C. 20005-3306

It is proposed that this filing will become effective (check appropriate box)


       immediately upon filing pursuant to paragraph (b)
   ---
    X  on March 15, 2005 pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(i)
   ---
       on (date) pursuant to paragraph (a)(i)
   ---
       75 days after filing pursuant to paragraph (a)(ii)
   ---
       on (date) pursuant to paragraph (a)(ii) of Rule 485.
   ---


If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.




                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number         Caption in Prospectus
     1.             Cover Page

     2.             Special Terms and How To Contact Us

     3.             An Overview of Contract Features

     4.             Condensed Financial Information; Performance Data -
                    Appendix A

     5.             General Information

     6.             Contract Charges and Fees

     7.             Description of the Contract

     8.             Annuitization Benefits and Options

     9.             Death Benefits

    10.             Description of the Contract; Purchase Payments, Purchase
                    Payments and Value of the Contract; Contract Charges and
                    Fees - Contingent Deferred Sales Charge.

    11.             Description of the Contract; Redemptions, Withdrawals and
                    Surrender

    12.             Federal Tax Status

    13.             Not Applicable

    14.             Table of Contents of the Statement of Additional
                    Information

The date of the MultiOption Advisor B, C and L Class variable annuities Prospectus and Statement of Additional Information is changed to be effective March 15, 2005.


The purpose of this supplement to the Prospectus is to make an optional rider available to the Multi-Option B, C and L Class variable annuity contracts. This optional product feature is called a guaranteed minimum withdrawal benefit and it is described below. The corresponding sections of the Prospectus are revised, replaced or added, as applicable, as follows:

The following replaces the corresponding sections found on pages 5-9 of the
Prospectus:

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Contract options may not be available in every state. EACH OPTION HAS A CHARGE ASSOCIATED WITH IT WHICH IS DESCRIBED IN MORE DETAIL LATER IN THE PROSPECTUS SECTION ENTITLED "OPTIONAL CONTRACT RIDER CHARGES." In addition, there may be limitations and restrictions that apply to your contract as a result of a particular option or a combination of options. Please read the Prospectus section(s) carefully and ask your representative for further details.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option.

Once you elect either of these two contract options below you may not change or terminate the option.

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None
CONTINGENT DEFERRED SALES LOAD
(as a percentage of each purchase payment)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Transfer Charge                                            None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
Mortality and Expense Risk Fee                                 1.05%     1.40%     1.35%
Administrative Fee                                             0.15%     0.15%     0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%     1.55%     1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                              TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                             DEATH BENEFIT +   DEATH BENEFIT +   DEATH BENEFIT +
                                              BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                             ---------------   ---------------   ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                    1.35%             1.70%             1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                    1.45%             1.80%             1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                    1.55%             1.90%             1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                           OPTION CHARGE +   OPTION CHARGE +   OPTION CHARGE +
                                            BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                           ---------------   ---------------   ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%             1.80%             1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%             2.05%             2.00%
MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                      2.30%             2.65%             2.60%

(Does not include the GMWB option because it is not a separate account charge.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)


Guaranteed Minimum Withdrawal Benefit                     Maximum possible charge  1.00%
(GMWB) Charge                                             Current benefit charge   0.50%

The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the annual GMWB charge will be deducted proportionately from the values in the variable annuity account. Please see the GMWB section of the Prospectus for a detailed discussion of charges and formulas used to calculate these amounts.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolio's fees and expenses is contained in the prospectus for each portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.80%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before reimbursements, as well as the least expensive contract design (Base Contract only) and the two most expensive contract designs over the period (Base+HAV+EEB+GMWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Minimum Withdrawal Benefit Option and (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, the Estate Enhancement Benefit Option and the

Guaranteed Income Provider Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  873   $1,136    $1,424     $2,011     $173    $  536    $  924     $2,011
  Base+HAV+EEB+GMWB                         $  963   $1,404    $1,866     $3,112     $263    $  804    $1,366     $3,112
  Base+PDB+EEB+GIPB                         $  983   $1,469    $1,980     $3,130     $283    $  869    $1,480     $3,130
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,008   $1,543    $2,102     $3,366     $308    $  943    $1,602     $3,366
  Base+HAV+EEB+GMWB                         $1,097   $1,802    $2,522     $4,369     $397    $1,202    $2,022     $4,369
  Base+PDB+EEB+GIPB                         $1,117   $1,862    $2,620     $4,332     $417    $1,262    $2,120     $4,332
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+HAV+EEB+GMWB                         $  293   $  893    $1,515     $3,406     $293    $  893    $1,515     $3,406
  Base+PDB+EEB+GIPB                         $  313   $  957    $1,625     $3,411     $313    $  957    $1,625     $3,411
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  338   $1,030    $1,745     $3,640     $338    $1,030    $1,745     $3,640
  Base+HAV+EEB+GMWB                         $  426   $1,288    $2,161     $4,622     $426    $1,288    $2,161     $4,622
  Base+PDB+EEB+GIPB                         $  446   $1,346    $2,256     $4,574     $446    $1,346    $2,256     $4,574
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+HAV+EEB+GMWB                         $  988   $1,478    $1,490     $3,358     $288    $  878    $1,490     $3,358
  Base+PDB+EEB+GIPB                         $1,008   $1,542    $1,601     $3,365     $308    $  942    $1,601     $3,365
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,033   $1,615    $1,722     $3,595     $333    $1,015    $1,722     $3,595
  Base+HAV+EEB+GMWB                         $1,121   $1,873    $2,138     $4,580     $421    $1,273    $2,138     $4,580
  Base+PDB+EEB+GIPB                         $1,141   $1,932    $2,233     $4,534     $441    $1,332    $2,233     $4,534

note: A contract combination that used Base+PDB+EEB+GIPB is actually more expensive than the Base + HAV + EEB + GMWB combination for the first five years because the charge for the GMWB option is calculated based on the GWB amount as compared to the charge for the GIPB which is taken as a separate account charge. In addition, the example assumes the maximum possible charge for the GMWB after the first five years since a contract owner has the ability to elect a reset five years after the option is elected.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                     B CLASS          C CLASS          L CLASS
------------------------------                     -------          -------          -------
Mortality and Expense Risk Fee                      1.20%            1.20%            1.20%
Administrative Fee                                  0.15%            0.15%            0.15%
Total Base Contract Separate Account Annual
Expenses(No Optional Riders)                        1.35%            1.35%            1.35%
Optional Death Benefit Separate Account         Not Applicable   Not Applicable   Not Applicable
  Charges
Other Optional Separate Account Charges         Not Applicable   Not Applicable   Not Applicable

OTHER CHARGES                                      B CLASS          C CLASS          L CLASS
-------------                                      -------          -------          -------
Other Optional Benefit Charges taken from
  Contract Value                                Not Applicable   Not Applicable   Not Applicable

The following shall replace the last paragraph under the "Transfers" section, found on page 15 of the Prospectus:

MARKET-TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

     - the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     - the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

The following shall replace the corresponding provision found on pages 18-19 of the Prospectus:

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no contingent deferred sales charge will apply.

The following shall replace the paragraph found on page 20 of the Prospectus:

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted. The CDSC applies to the total amount withdrawn, including the CDSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. Unless otherwise instructed, the CDSC will be deducted pro rata from all sub-accounts. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The following replaces the corresponding sections on pages 23-24 of the
Prospectus:

CONTRACT CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Contingent Deferred Sales Charge (CDSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the Other Contract Options -- Estate Enhancement Benefit Option section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro-rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro-rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The general account and the guaranteed term account" for a complete description of this charge.

The following paragraph shall replace the paragraph found on page 24 of the
Prospectus:

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of the contract, your contract value will be reduced by the amount you annuitize. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

The following replaces the corresponding sections found on pages 34-39 of the
Prospectus:

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE OPTIONAL CONTRACT RIDER CHARGES SECTION OF THIS PROSPECTUS. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The GIPB option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the General Account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where Joint Owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest Joint Owner. After the death of the first Joint Owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving Joint Owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION:

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option and the Guaranteed Income Benefit Provider in the same contract.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: Guaranteed Withdrawal Benefit Enhancement and Guaranteed Withdrawal Benefit Reset Option.

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial Purchase Payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro-rata from your values in the General Account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW in any one contract year will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB Effective Date, your GWB will be increased on the third contract anniversary following the GMWB Effective Date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the fifth contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a five year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect your full contract value must be allocated to an Allocation Plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the Sub-Account Allocation Plan then in effect. The contract owner may elect to change from the current Sub-Account Allocation Plan to another Sub-Account Allocation Plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify Sub-Account Allocation Plans.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

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

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro-rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

The following Appendix D is added after Appendix C to the Prospectus:

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the Prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option". Contract values shown assume certain hypothetical gain or loss in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                         CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                          BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS           ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------           --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1....     $0      $100,000       0         $100,000      $100,000      $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000       0         $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000        0         $122,000      $120,000      $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic

Page D-1
withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000                 $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000                  $122,000      $120,000      $8,400
Beginning of Year 2...                                                    $120,000      $8,400
Activity
  (withdrawal)........  $119,000                $8,400      $110,600      $111,600      $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000                 $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000                  $122,000      $120,000      $8,400
Beginning of Year 2...                                                    $120,000      $8,400
Activity
  (withdrawal)........  $119,000                $8,400      $110,600      $111,600      $8,400
Beginning of Year 3...                                                    $111,600      $8,400
Activity
  (withdrawal)........  $112,000                $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal).........  $ 99,000                $5,000      $ 94,000      $ 94,000      $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 5 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 5 years. When the reset is elected, the GWB will

                                                                        Page D-2
increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                         VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------          --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1...  $      0   $100,000                 $100,000      $100,000      $7,000
Activity..............  $102,000   $20,000                  $122,000      $120,000      $8,400
Beginning of Year 2...                                                    $120,000      $8,400
Activity
  (withdrawal)........  $119,000                $8,400      $110,600      $111,600      $8,400
Beginning of Year 3...                                                    $111,600      $8,400
Activity
  (withdrawal)........  $112,000                $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal).........  $ 99,000                $5,000      $ 94,000      $ 94,000      $6,580
Beginning of Year 4...                                                    $ 94,000      $6,580
Activity
  (withdrawal)........  $ 88,500                $6,580      $ 81,920      $ 87,420      $6,580
Beginning of Year 5...                                                    $ 87,420      $6,580
Activity
  (withdrawal)........  $ 89,600                $6,580      $ 83,020      $ 80,840      $6,580
Beginning of Year 6...                                                    $ 80,840      $6,580
Activity
  (withdrawal)........  $ 90,330                $6,580      $ 83,750      $ 74,260      $6,580
Beginning of Year 7
  immediately before
  reset...............  $ 85,000                            $ 85,000      $ 74,260      $6,580
Beginning of Year 7
  immediately after
  reset...............  $ 85,000                            $ 85,000      $ 85,000      $6,580

Page D-3

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) CAPITAL MANAGEMENT LOGO]
Advantus Capital Management, Inc.:
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

[AIM FUNDS(SM) LOGO]
AIM Variable Insurance Fund:
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.:
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

[FIDELITY INVESTMENTS(R) LOGO]
Fidelity Variable Insurance Products Funds:
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

[FRANKLIN TEMPLETON INVESTMENTS(R) LOGO]
Franklin Templeton Variable Insurance Products Trust:
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

[JANUS LOGO]
Janus Aspen Series:
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS INVESTMENT MANAGEMENT LOGO)
MFS(R) Variable Insurance Trust(sm):
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Services Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS LOGO)
Oppenheimer Variable Account Funds:
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
Panorama Series Fund, Inc.:
- International Growth Fund/VA -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust:
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(VAN KAMPEN INVESTMENTS LOGO)
Van Kampen Life Investment Trust:
- Comstock Portfolio -- Class II Shares
- Emerging Growth Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares

(W&R LOGO)
W&R Target Funds, Inc.:
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Growth Portfolio
- W&R International Portfolio
- W&R International II Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: APRIL 30, 2004.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS

                    SPECIAL TERMS                                                                          1
                    HOW TO CONTACT US                                                                      3
                    AN OVERVIEW OF CONTRACT FEATURES                                                       4
                    OTHER CONTRACT OPTIONS                                                                 5
                    CONTRACT CHARGES AND EXPENSES                                                          6
                    CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                              10
                    DESCRIPTION OF THE CONTRACT                                                           13
                              Right of Cancellation or "Free Look"                                        13
                              Purchase Payments                                                           13
                              Automatic Purchase Plan                                                     14
                              Purchase Payment Allocation Options                                         14
                              Transfers                                                                   14
                              Systematic Transfer Arrangements                                            15
                                        Automatic Portfolio Rebalancing                                   15
                                        Dollar Cost Averaging                                             15
                              Purchase Payments and Value of the Contract                                 16
                                        Crediting Accumulation Units                                      16
                                        Value of the Contract                                             17
                                        Accumulation Unit Value                                           17
                              Net Investment Factor for Each Valuation Period                             17
                              Redemptions, Withdrawals and Surrender                                      18
                              Modification and Termination of the Contract                                18
                              Assignment                                                                  19
                              Deferment of Payment                                                        19
                              Confirmation Statements and Reports                                         20
                    CONTRACT CHARGES AND FEES                                                             20
                              Contingent Deferred Sales Charge                                            20
                                        Nursing Home or Terminal Illness Waiver                           21
                                        Unemployment Waiver                                               22
                              Mortality and Expense Risk Charge                                           23
                              Administrative Charge                                                       23
                              Annual Maintenance Fee                                                      24
                              Premium Taxes                                                               24
                              Transfer Charges                                                            24
                              Market Value Adjustment                                                     24
                    ANNUITIZATION BENEFITS AND OPTIONS                                                    24
                              Annuity Payments                                                            24
                              Electing the Retirement Date and Annuity Option                             25
                              Annuity Options                                                             25
                              Calculation of Your First Monthly Annuity Payment                           26
                              Amount of Subsequent Variable Annuity Payments                              27

                              Value of the Annuity Unit                                                   27
                              Transfers after you have Annuitized your Contract                           27
                    DEATH BENEFITS                                                                        28
                              If the Owner Dies Before Annuity Payments Begin                             28
                                        Optional Death Benefits                                           29
                                        Highest Anniversary Value Death Benefit Option                    29
                                        5% Death Benefit Increase Option                                  31
                                        Premier Death Benefit Option                                      33
                              If the Owner Dies on or after Annuity Payments Begin                        34
                    OTHER CONTRACT OPTIONS                                                                34
                    GENERAL INFORMATION                                                                   39
                              The Company -- Minnesota Life Insurance Company                             39
                              The Separate Account -- Variable Annuity Account                            39
                              Changes to the Separate Account -- Additions, Deletions or
                                Substitutions                                                             39
                              The General Account and the Guaranteed Term Account                         40
                    VOTING RIGHTS                                                                         43
                    FEDERAL TAX STATUS                                                                    44
                    PERFORMANCE DATA                                                                      50
                    STATEMENT OF ADDITIONAL INFORMATION                                                   51
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS               A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                                B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                               C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different Portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

MINNESOTA LIFE'S ANNUITY SERVICE LINE

(TELEPHONE GRAPHIC)
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

(MAIL GRAPHIC)
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

         - To receive a current copy of the MultiOption Advisor Variable Annuity SAI without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ----------- State ------- Zip --------------------------------

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

There are 3 classes available: B Class, C Class and L Class. The primary differences are the contingent deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free-look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist. See your registered representative for more information.

PURCHASE PAYMENTS:

     Initial Minimum                        B Class    $10,000
                                                       $2,000 for IRAs and qualified plans
                                            C Class    $25,000 for all contract and plan types
                                            L Class    $25,000 for all contract and plan types

     Subsequent payment minimum                        $500
     (B, C and L Class)                                ($100 for automatic payment plans)

INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to contingent deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the contingent deferred sales charge ("CDSC") is waived on withdrawal or surrender. The following CDSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

C Class has no CDSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The CDSC is also waived at death and upon annuitization.

DEATH BENEFIT

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION. Each of the optional choices has specific charges associated with the death benefit. You may elect an optional death benefit at the time of issue if you are less than 76 years old. You may only select one death benefit option. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states. Please see the "Death Benefits" section for complete details.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Once you elect a contract option you may not change it or terminate it. Contract options may not be available in every state and you should ask your representative for details. Each option has a charge associated with it which is described in more detail later in the corresponding prospectus section:

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None
DEFERRED SALES LOAD
(as a percentage of each purchase payment or
  amount surrendered, as applicable)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Current Charge                                             None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT ONLY

                                            MORTALITY &                     TOTAL SEPARATE ACCOUNT
                                           EXPENSE RISK    ADMINISTRATIVE       ANNUAL EXPENSE
                                                FEE             FEE            (BASE CONTRACT)
                                           ------------    --------------   ----------------------
B Class                                        1.05%           0.15%                1.20%
C Class                                        1.40%           0.15%                1.55%
L Class                                        1.35%           0.15%                1.50%

OPTIONAL DEATH BENEFITS

                                                                  TOTAL SEPARATE ACCOUNT
                                                                      ANNUAL EXPENSE
                                                  DEATH BENEFIT      (DEATH BENEFIT +
                                                     CHARGE           BASE CONTRACT)        CLASS
                                                  -------------   ----------------------    -----
HIGHEST ANNIVERSARY VALUE                             0.15%               1.35%            B Class
                                                                          1.70%            C Class
                                                                          1.65%            L Class
5% DEATH BENEFIT INCREASE                             0.25%               1.45%            B Class
                                                                          1.80%            C Class
                                                                          1.75%            L Class
PREMIER DEATH BENEFIT                                 0.35%               1.55%            B Class
                                                                          1.90%            C Class
                                                                          1.85%            L Class

OTHER CONTRACT OPTIONS

                                                                 TOTAL SEPARATE ACCOUNT
                                                                     ANNUAL EXPENSE
                                                    CHARGE FOR    (THIS OPTION ONLY +
                                                      OPTION        BASE CONTRACT )        CLASS
                                                    ----------   ----------------------    -----
ESTATE ENHANCEMENT BENEFIT (EEB)                      0.25%              1.45%            B Class
                                                                         1.80%            C Class
                                                                         1.75%            L Class
GUARANTEED INCOME PROVIDER BENEFIT (GIPB)             0.50%              1.70%            B Class
                                                                         2.05%            C Class
                                                                         2.00%            L Class

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGES

                                                                        TOTAL CHARGES
                                                                        -------------
         B Class(1.20%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.30%
         C Class(1.55%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.65%
         L Class(1.50%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.60%

After Annuity Payments Commence
(B, C and L Class)

            Mortality and Expense Risk Fees                              1.20%
            Administrative Fees                                          0.15%
            Death Benefit Charges                                        None

The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.80%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses), as well as the least expensive contract design (Base Contract only) and the most expensive contract design (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  873   $1,136    $1,424     $2,011     $173    $  536    $  924     $2,011
  Base+PDB+EEB+GIPB                         $  983   $1,469    $1,980     $3,130     $283    $  869    $1,480     $3,130
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,008   $1,543    $2,102     $3,366     $308    $  943    $1,602     $3,366
  Base+PDB+EEB+GIPB                         $1,117   $1,862    $2,620     $4,332     $417    $1,262    $2,120     $4,332
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+PDB+EEB+GIPB                         $  313   $  957    $1,625     $3,411     $313    $  957    $1,625     $3,411
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  338   $1,030    $1,745     $3,640     $338    $1,030    $1,745     $3,640
  Base+PDB+EEB+GIPB                         $  446   $1,346    $2,256     $4,574     $446    $1,346    $2,256     $4,574
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+PDB+EEB+GIPB                         $1,008   $1,542    $1,601     $3,365     $308    $  942    $1,601     $3,365
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,033   $1,615    $1,722     $3,595     $333    $1,015    $1,722     $3,595
  Base+PDB+EEB+GIPB                         $1,141   $1,932    $2,233     $4,534     $441    $1,332    $2,233     $4,534

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios and their investment adviser and investment sub-adviser. Prospectuses for the portfolios must accompany this Prospectus and contain more detailed information about each portfolio. The portfolio's investment objectives are contained within each of the portfolio's prospectuses. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H. S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund/VA - Service Shares     OppenheimerFunds, Inc.
 High Income Fund/VA - Service Shares              OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund/VA - Service Shares     OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio - Class II Shares              Van Kampen Asset Management Inc.
 Emerging Growth Portfolio - Class II Shares       Van Kampen Asset Management Inc.
 Growth and Income Portfolio - Class II Shares     Van Kampen Asset Management Inc.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R International Portfolio                       Waddell & Reed Investment
                                                   Management Company
 W&R International II Portfolio                    Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            State Street Research &
                                                   Management Company                   Management Company
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free-look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following:

B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete.

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not exceed $250,000, except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

There is generally no dollar amount limitation on transfers. However, transfers may not cause the aggregate value of the general account and each of the guaranteed periods to exceed $250,000 without our prior consent for B, C or L Class. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No contingent deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Transfer privileges may be suspended or modified by us at any time. We reserve the right to restrict the frequency of -- or otherwise modify, condition, or terminate -- any transfer method(s). The transfer privilege is also subject to modification if we determine, at our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. You will be notified in writing if your transfer privileges will be suspended or modified. The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. This contract is not designed for market timing or other frequent trading activity and we do not accommodate or create exceptions for investors engaging in such activity. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact your registered representative.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account. Rebalancing is not available after you annuitize.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable contingent deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable contingent deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted in accordance with the table below. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 7.25% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable CDSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%

The amount of the CDSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the CDSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a CDSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The CDSC will not apply to:

     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to CDSC. Plus 15% of any purchase payments not previously withdrawn and received by us during the current contract year.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a CDSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a CDSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.

     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement of terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

     UNEMPLOYMENT WAIVER

     Any time after the first contract anniversary, the CDSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

        - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

        - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

        - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

Your mortality and expense risk charge is increased if you elect one of the optional death benefits or one or more of the other contract options (EEB or GIPB). We increase the mortality and expense risk charge of your B Class (1.05%), C Class (1.40%) or L Class (1.35%) base contract by an annual rate equal to the following:

     0.15% Highest Anniversary Value Death Benefit Option
     0.25% 5% Death Benefit Increase Option
     0.35% Premier Death Benefit Option
     0.25% Estate Enhancement Benefit Option
     0.50% Guaranteed Income Provider Benefit Option

The additional charges apply only during the accumulation period. The charges do not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the CDSC. The 0.15% administrative charge will also continue to apply.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of .15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,

c) the type of annuity payment option you select, and

d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

IF THE OWNER DIES BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any CDSC or MVA); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. Once elected you may not change it. These optional death benefits are subject to state availability. There is a particular charge associated with each optional death benefit. See the section titled "Mortality and Expense Risk Charge," for more information.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
AGE                                                    WITHDRAWALS               CONTRACT VALUE                   VALUE
---                                                 -----------------            --------------            -------------------
65                                                      10000.00                    10000.00
66                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.


On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
AGE                                                    WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
---                                                 -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


PREMIER DEATH BENEFIT OPTION


The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.


Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.


                              MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.


IF THE OWNER DIES ON OR AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. Once you elect an optional contract feature it may not be cancelled or terminated. There is a specific charge associated with each option. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. You may only elect this options at the time your contract is issued. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only, Option B will apply.

This option will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

You may also elect to purchase the Guaranteed Income Provider Benefit (GIPB) option. This option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization. It does not however, guarantee a contract value or minimum return for any investment option or for the contract.

You may elect this option when your contract is issued or within 30 days following any contract anniversary date. You must also be under age 76 on the effective date of the rider issued for this option. If you elect the option after the contract is issued, the effective date of the rider for the option will be the contract anniversary date closest to when you purchased the option. All requests to elect this option must be in writing on a form provided by us. Once the option is elected you may not cancel it.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to partially annuitize your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supercede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the Contract Value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable account portion of the Guaranteed Income Provider 5% Increase Value will no increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT


We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.


The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.


The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.


We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.


We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.


The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

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



The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.


The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.


Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.


Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a CDSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                        (1 + i)
                                         (n/12)
                    ----------------
                 [  (1 + j + .0025)   ]         -1

where    i     =     Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.
         j     =     Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity
                     payments with a maturity equal to the number of whole months remaining in the guarantee period.
         n     =     the number of whole months remaining in the guarantee
                     period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the contingent deferred sales charge.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period

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

to the variable annuity account or general account options. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


VOTING RIGHTS


We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.


During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.


We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


THE COMPANY'S TAX STATUS


We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Fund is an affiliate of ours, we do not control the Advantus Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the variable annuity account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the variable annuity account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


TAXATION OF ANNUITY PAYMENTS


The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not

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

affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.


For some types of qualified plans, other tax penalties may apply to certain distributions.


AGGREGATION OF CONTRACTS


For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


ASSIGNMENT OR PLEDGES


Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Similar rules apply to qualified contracts.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


TAX QUALIFIED PROGRAMS


The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.


Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.


SEE YOUR OWN TAX ADVISER


The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.


PERFORMANCE DATA


From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................  4,050,332
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    507,973
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................  1,402,754
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................  3,383,922
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  2,612,510
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    950,460
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    138,031
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    260,103

Page A-1

1.20% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     87,532
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     37,859
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    261,738
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  2,352,141
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    312,590
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................  1,141,186
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  3,848,018
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................  1,038,040

                                                                        Page A-2

1.20% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN LARGE CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    195,555
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    416,055
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    287,026
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    299,235
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................    320,021
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     75,843
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    211,619
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................    229,166

Page A-3

1.20% Variable Account Charge Continued


                                           2003
                                           ----
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    105,746
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    780,498
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    146,463
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    289,222
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    998,460
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................    223,759
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    184,694
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................  1,007,114

                                                                        Page A-4

1.20% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     21,906
PUTNAM NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     93,432
PUTNAM VT VOYAGER FUND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     85,961
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    202,627
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     45,797
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     53,413
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     89,344
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    182,287
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     46,268

Page A-5

1.20% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     52,097
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    209,044
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................  1,620,424
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    250,685
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     50,270
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    247,050
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    529,377
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     69,674

                                                                        Page A-6

1.35% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................  2,310,981
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    317,549
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    580,863
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    824,412
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  1,619,373
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    550,986
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    118,549
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................     15,941
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     66,889

Page A-7

1.35% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     32,726
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    167,610
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  1,564,450
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    149,145
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    259,738
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  2,223,503
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    690,554
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    100,484

                                                                        Page A-8

1.35% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    200,483
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    181,452
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................    151,859
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     54,872
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     75,522
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    147,893
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     78,861
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     56,086

Page A-9

1.35% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    468,745
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    237,605
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    342,724
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    826,137
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................    210,842
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     76,447
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    812,657
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     42,463

                                                                       Page A-10

1.35% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    127,845
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     22,527
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    345,832
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     33,590
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     88,941
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................        198
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     65,760
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     43,478
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     79,652

Page A-11

1.35% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     70,932
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................    808,741
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    108,900
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................        189
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     24,776
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    194,880
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     16,664

                                                                       Page A-12

1.45% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................    750,598
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     52,629
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    116,690
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    383,955
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................    266,265
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    176,170
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     20,585
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      1,687

Page A-13

1.45% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     41,381
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    584,173
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     21,199
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     85,547
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    696,476
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    181,032
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     11,918
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................     21,103

                                                                       Page A-14

1.45% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     65,954
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................     36,575
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     11,339
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      5,716
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     22,559
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     28,823
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................        874
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    129,839

Page A-15

1.45% Variable Account Charge Continued


                                           2003
                                           ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................      2,937
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................      3,587
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    285,507
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................     33,621
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    233,715
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      1,392
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     20,087
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     79,508
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................        501

                                                                       Page A-16

1.45% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     12,448
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      7,230
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................        945
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................    264,972
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................      6,416
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................     24,978

Page A-17

1.50% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     70,134
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     15,400
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     91,140
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................     16,001
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     35,702
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     55,148
AIM V.I. DENT DEMOGRAPHIC TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      6,436
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      9,246
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     86,407

                                                                       Page A-18

1.50% Variable Account Charge Continued


                                           2003
                                           ----
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     36,548
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     97,430
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................     21,169
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.32
  Number of units outstanding at end of
     period............................     45,803
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................      6,259
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.45
  Number of units outstanding at end of
     period............................     25,022
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     12,765
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     36,726

Page A-19

1.50% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     49,273
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     11,407
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      4,438
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     25,644
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     11,128
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     27,374
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      4,569
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      2,269

                                                                       Page A-20

1.50% Variable Account Charge Continued


                                           2003
                                           ----
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................      6,792
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,548
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,978
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      4,940
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     31,368
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.48
  Number of units outstanding at end of
     period............................      6,218
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      1,493
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     12,510

Page A-21

1.55% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................  2,702,270
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    591,118
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    609,821
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................  1,262,419
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  1,373,027
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................  1,138,867
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     75,989
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    116,194
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     53,077

                                                                       Page A-22

1.55% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     26,313
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    346,355
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  2,640,287
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    231,651
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................  1,179,277
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  3,670,197
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    800,692
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     62,173

Page A-23

1.55% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    343,529
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    395,889
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................    356,071
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    286,543
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    269,977
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     66,911
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................    112,029
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    148,821

                                                                       Page A-24

1.55% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    842,764
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    215,469
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     34,282
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................  1,453,081
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................     67,646
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    169,121
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................  1,018,294
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     33,779

Page A-25

1.55% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     45,929
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     37,809
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    429,513
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     25,563
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     47,240
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     60,523
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    948,351
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     51,899
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    582,491

                                                                       Page A-26

1.55% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    205,535
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................  1,370,209
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     38,833
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    108,753
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    370,380
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    224,892
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     86,562

Page A-27

1.60% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    191,359
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     55,230
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     57,536
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     30,191
AMERICAN CENTURY ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................    181,244
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................    220,804
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     66,625
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     71,714

                                                                       Page A-28

1.60% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     57,509
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     93,002

Page A-29

1.65% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     20,302
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................      8,283
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      3,861
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     26,145
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     32,295
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.45
  Number of units outstanding at end of
     period............................      3,934
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     13,004

                                                                       Page A-30

1.65% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     14,631
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     11,995

Page A-31

1.70% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................  1,538,397
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................    382,795
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................  1,181,325
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    233,527
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    911,037
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    441,220
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      5,610
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    142,812
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     15,983

                                                                       Page A-32

1.70% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    151,402
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    922,992
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    124,726
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    363,140
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................  1,354,249
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................    510,083
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     83,011
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    192,554

Page A-33

1.70% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    115,090
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................    111,633
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................    198,162
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.16
  Number of units outstanding at end of
     period............................     51,163
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................     67,640
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     76,183
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     44,910
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    394,464

                                                                       Page A-34

1.70% Variable Account Charge Continued


                                           2003
                                           ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    100,149
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     58,135
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    290,214
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    104,616
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     43,510
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    306,210
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     27,837
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     23,408
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    123,192

Page A-35

1.70% Variable Account Charge Continued


                                           2003
                                           ----
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................      7,356
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    395,110
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     35,621
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    247,588
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     43,064
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    864,650
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     55,649
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    143,928
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    197,520

                                                                       Page A-36

1.70% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    227,043
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    127,229

Page A-37

1.75% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     21,470
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     20,053
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     20,383
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     20,548
MFS MID CAP GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     12,851
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     20,112
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     20,812

                                                                       Page A-38

1.80% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    606,327
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................    298,072
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    238,921
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    110,908
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    489,780
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    202,336
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    183,190
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      1,523
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    365,394

Page A-39

1.80% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    315,964
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     89,104
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     31,453
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................  1,012,038
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................    119,847
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     28,875
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     96,092
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     68,184

                                                                       Page A-40

1.80% Variable Account Charge Continued


                                           2003
                                           ----
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................     21,598
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     19,471
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.16
  Number of units outstanding at end of
     period............................     19,389
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................     10,959
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     39,578
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     10,124
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    109,399
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     19,267

Page A-41

1.80% Variable Account Charge Continued


                                           2003
                                           ----
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    477,837
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     59,390
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     18,878
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................    131,743
PUTNAM VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     30,226
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     17,253
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     18,703
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     23,813

                                                                       Page A-42

1.80% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    115,030
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     21,043
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      3,745
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    204,082

Page A-43

1.85% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     23,698
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................      5,279
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................      2,246
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      9,703
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      5,483
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     28,002
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      8,115
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     24,229
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................      1,642

                                                                       Page A-44

1.85% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      3,085
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................      3,642
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................      4,173
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................      1,463
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................      6,080
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................      8,530
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     13,703
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................      8,413

Page A-45

1.85% Variable Account Charge Continued


                                           2003
                                           ----
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,932
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................      4,310
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................      7,300
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      4,564
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      5,409
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     13,582
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      1,722
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      1,483

                                                                       Page A-46

1.90% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    376,561
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     63,653
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     62,372
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................     52,653
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     57,785
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     66,716
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................     86,064
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     61,943
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................    287,840

Page A-47

1.90% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      2,104
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     45,456
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    380,065
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................     49,020
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     15,530
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     25,921
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     19,356
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................     15,802

                                                                       Page A-48

1.90% Variable Account Charge Continued


                                           2003
                                           ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      2,256
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................      4,515
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................      2,129
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    101,609
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     11,772
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     25,715
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     73,462
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     12,267

Page A-49

1.90% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     10,809
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................    124,721
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     23,562
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      2,108
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     15,785
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     67,338
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     36,694
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     59,490
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    132,095

                                                                       Page A-50

1.90% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     12,910
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................      3,019
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     23,650

Page A-51

1.95% Variable Account Charge

                                           2003
                                           ----
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     15,672
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     24,581
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      7,889
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     28,922
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................      7,229
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     22,191
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     40,022
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     46,011
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     21,797

                                                                       Page A-52

1.95% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     44,180
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      8,437
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     13,617
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     52,374
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     31,773
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     19,313
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     21,110

Page A-53

2.05% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     45,604
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     10,673
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................      4,376
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      2,891
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,382
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     35,118
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................      3,658
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     47,006
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,251

                                                                       Page A-54

2.05% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     15,959
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      7,359
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,975
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     15,693
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      5,481
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     16,110
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     26,403
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,430

Page A-55

2.05% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     18,812
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................      2,151

                                                                       Page A-56

2.20% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     22,940
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,579
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     30,859
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     34,924
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      2,399
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     30,745
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     50,879
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,074
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      9,192

Page A-57

2.20% Variable Account Charge Continued


                                           2003
                                           ----
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................        554
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      8,588
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     15,817
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      5,699
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      2,197
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,613
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     25,355
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................      3,728

                                                                       Page A-58

2.30% Variable Account Charge

                                           2003
                                           ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     19,782
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     23,656
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     23,526
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      6,594
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     14,521
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      6,741
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,725
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     13,866

Page A-59

2.30% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     17,403
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     13,625

                                                                       Page A-60

2.40% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     22,242
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,026
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................      2,063
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      3,832
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     26,327
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     32,434
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,679
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     12,326
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      2,640

Page A-61

2.40% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     12,794
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     12,100

                                                                       Page A-62

2.55% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     17,871
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      2,926
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     12,472
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     10,693
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     18,447
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      2,889
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      6,363
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,503

Page A-63

2.55% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      2,872

                                                                       Page A-64

2.65% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     37,605
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,371
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     19,582
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      2,730
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     28,708
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     42,555
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      9,218
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     13,838
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     14,292

Page A-65

2.65% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     10,693
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      3,392

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.

                                                                       Page A-66

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.87% and 10.00%.


For illustration purposes, an average annual expense equal to 2.37% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.37% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.02% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses table found in the front of this Prospectus and is based on the total annual portfolio operating expenses with waivers or reductions applied.


The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.


The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, if you applied the amount of your contribution to a fixed annuity on the quotation date of this illustration, your fixed annuity income, would be $630.74. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.


The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

Page B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client
PRESENTED BY: Minnesota Life Insurance
 Company
ANNUITIZATION OPTION: 10 Year Certain with
 Life Contingency
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)
INITIAL MONTHLY INCOME: $663.26
SEX: Male  DATE OF BIRTH: June 1, 1939
ANNUITY COMMENCEMENT: April 1, 2004
FUNDS: Non-Qualified
ISSUE STATE: MN
SINGLE PAYMENT RECEIVED: $100,000.00
AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The net interest rate of 4.50% is used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.50% interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                                MONTHLY INCOME ASSUMING
                                                                                 ANNUAL RATE OF RETURN
                                                                      -------------------------------------------
                                                  BEGINNING           0.00% GROSS     6.87% GROSS    10.00% GROSS
DATE                                               OF YEAR     AGE    (-2.37% NET)    (4.50% NET)    (7.63% NET)
----                                              ---------    ---    ------------    -----------    ------------
April 01, 2003................................        1         65        663             663             663
April 01, 2004................................        2         66        620             663             683
April 01, 2005................................        3         67        579             663             704
April 01, 2006................................        4         68        541             663             725
April 01, 2007................................        5         69        505             663             746
April 01, 2008................................        6         70        472             663             769
NOW SHOWING EVERY 2 YEARS:
April 01, 2010................................        8         72        412             663             815
April 01, 2012................................       10         74        360             663             865
April 01, 2014................................       12         76        314             663             918
April 01, 2016................................       14         78        274             663             973
April 01, 2018................................       16         80        239             663           1,033
April 01, 2020................................       18         82        209             663           1,095
April 01, 2022................................       20         84        182             663           1,162
April 01, 2024................................       22         86        159             663           1,233
April 01, 2026................................       24         88        139             663           1,308
April 01, 2028................................       26         90        121             663           1,387
April 01, 2030................................       28         92        106             663           1,471
April 01, 2032................................       30         94         92             663           1,561
April 01, 2034................................       32         96         81             663           1,656
April 01, 2036................................       34         98         70             663           1,756
April 01, 2038................................       36        100         61             663           1,863

IF YOU APPLIED THE AMOUNT OF YOUR CONTRACT VALUE ALLOCATED TO VARIABLE ACCOUNT OPTIONS, INSTEAD TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $657.59.

Net rate of return reflects expenses totaling 2.37%, which consist of the 1.20% variable annuity account mortality and expense risk charge, 0.15% administrative fee and 1.02% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.45% to 1.80%).

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the variable annuity account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        Page B-2

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.


The MVA factor is equal to:

                             (1+i)            (n/12)
                         -------------                 -1
                     [   (1+j+0.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.



       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.



       n = the number of whole months remaining in the Guarantee Period.


The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.


EXAMPLE 1:  NEGATIVE MVA


In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                             (1+0.04)           (49/12)
                         ----------------                 -1
                     [   (1+0.06+0.0025)    ]
                     = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Page B-3

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.


MVA factor:

                             (1+0.06)           (49/12)
                         ----------------                 -1
                     [   (1+0.04+0.0025)    ]
                     = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                                                                        Page B-4

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAS


Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.


DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        Page C-2

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION
THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  March 15, 2005


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Auditors
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT


The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Stock, Small Company Growth, Maturing Government Bond, Small Company Value, International Bond, Index 400 Mid-Cap, Micro Cap Growth, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2004, 2003 and 2002, were $20,482,311, $13,415,829 and $10,463,691, respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.


                                PERFORMANCE DATA
AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2003. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.

FOR THE FOLLOWING PERIODS, MINNESOTA LIFE VOLUNTARILY ABSORBED THE FEES AND EXPENSES THAT EXCEEDED THE OUTLINED PERCENTAGE OF AVERAGE DAILY NET ASSETS.


                        03/09/1987  05/02/1994  10/01/1997  05/01/1998  01/01/1999  01/01/2000  05/01/2000  01/01/2002  01/01/2003
                             -          -            -          -           -           -           -           -            -
Fund Name               05/01/1994  09/30/1997  04/30/1998  12/31/1998  12/31/1999  04/30/2000  12/31/2001  12/31/2002  12/31/2003
---------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Bond
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Index 400
 Mid-Cap Sub-Account         --          --        0.55%       0.55%       0.45%        0.55%      0.55%       0.55%       1.40%
Index 500
 Sub-Account               0.55%       0.55%       0.55%       0.55%       0.55%        0.55%      0.55%       0.55%       0.55%
International
 Bond Sub-Account            --          --        1.00%       1.00%       1.00%        1.00%      1.00%       1.00%       1.85%
Maturing Government
 Bond 2006 Sub-Account       --        0.40%       0.40%       0.40%       0.85%        0.40%      0.40%       0.40%       1.25%
Maturing Government
 Bond 2010 Sub-Account       --        0.40%       0.40%       0.40%       1.03%        0.40%      0.40%       0.40%       1.25%
Money Market
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.65%
Mortgage Securities
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Real Estate
 Securities Sub-Account      --          --          --        0.90%       1.15%        0.90%      1.00%       1.00%       1.85%

     Current Yield Figures for Money Market Sub-Account

     Current annualized yield quotations for the money market sub-account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The variable annuity account may also quote the effective yield of the money market sub-account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. No contracts for B Class were sold prior to January 1, 2003. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund"). Yield figures quoted by the money market sub-account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is $30); it is taken generally from contracts with values of less than $50,000). The yield and effective yield of the money market sub-account for each class of contracts for the seven-day period ended December 31, 2003 are shown below.


           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - B CLASS

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.58%                     -0.57%
      (b)             -0.73%                     -0.72%
      (c)             -0.83%                     -0.82%
      (d)             -0.93%                     -0.92%
      (e)             -0.98%                     -0.97%
      (f)             -1.08%                     -1.07%
      (g)             -1.18%                     -1.16%
      (h)             -1.23%                     -1.21%
      (i)             -1.33%                     -1.31%
      (j)             -1.43%                     -1.41%
      (k)             -1.48%                     -1.46%
      (l)             -1.58%                     -1.56%
      (m)             -1.68%                     -1.66%

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - C CLASS

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)



                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.93%                     -0.92%
      (b)             -1.08%                     -1.07%
      (c)             -1.18%                     -1.16%
      (d)             -1.28%                     -1.26%
      (e)             -1.33%                     -1.31%
      (f)             -1.43%                     -1.41%
      (g)             -1.53%                     -1.51%
      (h)             -1.58%                     -1.56%
      (i)             -1.68%                     -1.66%
      (j)             -1.78%                     -1.76%
      (k)             -1.83%                     -1.81%
      (l)             -1.93%                     -1.90%
      (m)             -2.03%                     -2.00%

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - L CLASS

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)


                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.88%                     -0.87%
      (b)             -1.03%                     -1.02%
      (c)             -1.13%                     -1.12%
      (d)             -1.23%                     -1.21%
      (e)             -1.28%                     -1.26%
      (f)             -1.38%                     -1.36%
      (g)             -1.48%                     -1.46%
      (h)             -1.53%                     -1.51%
      (i)             -1.63%                     -1.61%
      (j)             -1.73%                     -1.71%
      (k)             -1.78%                     -1.76%
      (l)             -1.88%                     -1.85%
      (m)             -1.98%                     -1.95%

     Total Return Figures for All Sub-Accounts

     Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the variable annuity account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

     The cumulative total return figures published by the variable annuity account relating to the contract described in the prospectus will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2003 are shown in the table below.

     Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $42,500 is assumed and the deductions of annual contract fees equivalent to .07% of ending contract value are included in all surrender values for the B Class product. The average annual total return figures published by the variable annuity account will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses, described below.

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                             -2.95%       4.19%       4.99%        6.48%
                          (b)                             -3.10%       4.03%       4.83%        6.32%
                          (c)                             -3.21%       3.92%       4.73%        6.22%
                          (d)                             -3.31%       3.81%       4.62%        6.11%
                          (e)                             -3.36%       3.76%       4.57%        6.06%
                          (f)                             -3.47%       3.65%       4.46%        5.95%
                          (g)                             -3.57%       3.55%       4.36%        5.84%
                          (h)                             -3.62%       3.49%       4.31%        5.79%
                          (i)                             -3.72%       3.39%       4.20%        5.69%
                          (j)                             -3.83%       3.28%       4.10%        5.58%
                          (k)                             -3.88%       3.23%       4.05%        5.53%
                          (l)                             -3.98%       3.12%       3.94%        5.42%
                          (m)                             -4.09%       3.01%       3.84%        5.32%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             25.95%       6.82%        n/a         7.97%
                          (b)                             25.74%       6.65%        n/a         7.80%
                          (c)                             25.61%       6.54%        n/a         7.69%
                          (d)                             25.48%       6.43%        n/a         7.58%
                          (e)                             25.42%       6.38%        n/a         7.53%
                          (f)                             25.28%       6.27%        n/a         7.42%
                          (g)                             25.15%       6.16%        n/a         7.31%
                          (h)                             25.09%       6.10%        n/a         7.25%


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (i)                             24.95%       6.00%        n/a         7.14%
                          (j)                             24.82%       5.89%        n/a         7.03%
                          (k)                             24.75%       5.83%        n/a         6.98%
                          (l)                             24.62%       5.72%        n/a         6.87%
                          (m)                             24.49%       5.61%        n/a         6.76%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             19.48%       -3.13%      9.13%        9.11%
                          (b)                             19.29%       -3.28%      8.96%        8.95%
                          (c)                             19.16%       -3.38%      8.85%        8.84%
                          (d)                             19.04%       -3.48%      8.74%        8.73%
                          (e)                             18.98%       -3.53%      8.69%        8.67%
                          (f)                             18.85%       -3.63%      8.58%        8.56%
                          (g)                             18.73%       -3.73%      8.47%        8.46%
                          (h)                             18.66%       -3.79%      8.42%        8.40%
                          (i)                             18.54%       -3.89%      8.31%        8.29%
                          (j)                             18.41%       -3.99%      8.20%        8.19%
                          (k)                             18.35%       -4.04%      8.15%        8.13%
                          (l)                             18.22%       -4.14%      8.04%        8.02%
                          (m)                             18.10%       -4.24%      7.93%        7.91%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -7.66%       1.20%       2.74%        3.45%
                          (b)                             -7.81%       1.05%       2.58%        3.29%
                          (c)                             -7.91%       0.94%       2.48%        3.19%
                          (d)                             -8.00%       0.84%       2.38%        3.09%
                          (e)                             -8.05%       0.78%       2.33%        3.04%
                          (f)                             -8.16%       0.68%       2.22%        2.93%
                          (g)                             -8.25%       0.57%       2.12%        2.83%
                          (h)                             -8.30%       0.52%       2.07%        2.78%
                          (i)                             -8.40%       0.42%       1.97%        2.68%
                          (j)                             -8.50%       0.31%       1.87%        2.57%
                          (k)                             -8.55%       0.26%       1.81%        2.52%
                          (l)                             -8.64%       0.16%       1.71%        2.42%
                          (m)                             -8.74%       0.05%       1.61%        2.32%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                             -4.13%       5.29%       5.75%        6.86%
                          (b)                             -4.28%       5.13%       5.60%        6.70%
                          (c)                             -4.39%       5.02%       5.49%        6.59%
                          (d)                             -4.49%       4.91%       5.38%        6.49%
                          (e)                             -4.54%       4.86%       5.33%        6.43%
                          (f)                             -4.64%       4.75%       5.23%        6.33%
                          (g)                             -4.74%       4.64%       5.12%        6.22%
                          (h)                             -4.80%       4.59%       5.07%        6.17%
                          (i)                             -4.90%       4.48%       4.96%        6.06%
                          (j)                             -5.00%       4.37%       4.86%        5.95%
                          (k)                             -5.05%       4.32%       4.81%        5.90%
                          (l)                             -5.15%       4.21%       4.70%        5.80%
                          (m)                             -5.25%       4.10%       4.60%        5.69%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             33.48%       13.20%       n/a         8.19%
                          (b)                             33.27%       13.03%       n/a         8.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (c)                             33.13%       12.91%       n/a         7.91%
                          (d)                             32.98%       12.80%       n/a         7.80%
                          (e)                             32.92%       12.74%       n/a         7.75%
                          (f)                             32.78%       12.63%       n/a         7.64%
                          (g)                             32.64%       12.51%       n/a         7.53%
                          (h)                             32.57%       12.45%       n/a         7.47%
                          (i)                             32.43%       12.34%       n/a         7.36%
                          (j)                             32.29%       12.22%       n/a         7.25%
                          (k)                             32.22%       12.17%       n/a         7.20%
                          (l)                             32.08%       12.05%       n/a         7.08%
                          (m)                             31.94%       11.94%       n/a         6.97%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             17.80%        n/a         n/a        -7.06%
                          (b)                             17.61%        n/a         n/a        -7.21%
                          (c)                             17.49%        n/a         n/a        -7.31%
                          (d)                             17.36%        n/a         n/a        -7.41%
                          (e)                             17.30%        n/a         n/a        -7.46%
                          (f)                             17.18%        n/a         n/a        -7.56%
                          (g)                             17.06%        n/a         n/a        -7.66%
                          (h)                             17.00%        n/a         n/a        -7.71%
                          (i)                             16.87%        n/a         n/a        -7.81%
                          (j)                             16.75%        n/a         n/a        -7.91%
                          (k)                             16.68%        n/a         n/a        -7.96%
                          (l)                             16.56%        n/a         n/a        -8.06%
                          (m)                             16.44%        n/a         n/a        -8.16%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              7.73%        n/a         n/a        -4.91%
                          (b)                              7.56%        n/a         n/a        -5.07%
                          (c)                              7.44%        n/a         n/a        -5.17%
                          (d)                              7.32%        n/a         n/a        -5.27%
                          (e)                              7.27%        n/a         n/a        -5.32%
                          (f)                              7.16%        n/a         n/a        -5.43%
                          (g)                              7.04%        n/a         n/a        -5.53%
                          (h)                              6.99%        n/a         n/a        -5.58%
                          (i)                              6.87%        n/a         n/a        -5.68%
                          (j)                              6.76%        n/a         n/a        -5.78%
                          (k)                              6.70%        n/a         n/a        -5.83%
                          (l)                              6.59%        n/a         n/a        -5.93%
                          (m)                              6.47%        n/a         n/a        -6.04%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             28.63%        n/a         n/a        -4.21%
                          (b)                             28.42%        n/a         n/a        -4.37%
                          (c)                             28.29%        n/a         n/a        -4.47%
                          (d)                             28.15%        n/a         n/a        -4.58%
                          (e)                             28.09%        n/a         n/a        -4.63%
                          (f)                             27.95%        n/a         n/a        -4.73%
                          (g)                             27.82%        n/a         n/a        -4.83%
                          (h)                             27.75%        n/a         n/a        -4.88%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (i)                             27.62%        n/a         n/a        -4.98%
                          (j)                             27.48%        n/a         n/a        -5.09%
                          (k)                             27.41%        n/a         n/a        -5.14%
                          (l)                             27.28%        n/a         n/a        -5.24%
                          (m)                             27.15%        n/a         n/a        -5.34%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             16.30%        n/a         n/a        -7.37%
                          (b)                             16.12%        n/a         n/a        -7.52%
                          (c)                             15.99%        n/a         n/a        -7.62%
                          (d)                             15.87%        n/a         n/a        -7.72%
                          (e)                             15.81%        n/a         n/a        -7.76%
                          (f)                             15.69%        n/a         n/a        -7.86%
                          (g)                             15.57%        n/a         n/a        -7.96%
                          (h)                             15.51%        n/a         n/a        -8.01%
                          (i)                             15.38%        n/a         n/a        -8.11%
                          (j)                             15.26%        n/a         n/a        -8.21%
                          (k)                             15.20%        n/a         n/a        -8.26%
                          (l)                             15.08%        n/a         n/a        -8.36%
                          (m)                             14.95%        n/a         n/a        -8.46%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             20.61%        n/a         n/a        -1.34%
                          (b)                             20.42%        n/a         n/a        -1.50%
                          (c)                             20.29%        n/a         n/a        -1.61%
                          (d)                             20.16%        n/a         n/a        -1.71%
                          (e)                             20.10%        n/a         n/a        -1.76%
                          (f)                             19.98%        n/a         n/a        -1.87%
                          (g)                             19.85%        n/a         n/a        -1.97%
                          (h)                             19.79%        n/a         n/a        -2.03%
                          (i)                             19.66%        n/a         n/a        -2.13%
                          (j)                             19.53%        n/a         n/a        -2.24%
                          (k)                             19.47%        n/a         n/a        -2.29%
                          (l)                             19.34%        n/a         n/a        -2.39%
                          (m)                             19.22%        n/a         n/a        -2.50%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             16.27%        n/a         n/a        -5.48%
                          (b)                             16.08%        n/a         n/a        -5.63%
                          (c)                             15.96%        n/a         n/a        -5.73%
                          (d)                             15.83%        n/a         n/a        -5.84%
                          (e)                             15.78%        n/a         n/a        -5.88%
                          (f)                             15.66%        n/a         n/a        -5.99%
                          (g)                             15.53%        n/a         n/a        -6.09%
                          (h)                             15.47%        n/a         n/a        -6.14%
                          (i)                             15.35%        n/a         n/a        -6.24%
                          (j)                             15.23%        n/a         n/a        -6.34%
                          (k)                             15.16%        n/a         n/a        -6.39%
                          (l)                             15.04%        n/a         n/a        -6.49%
                          (m)                             14.92%        n/a         n/a        -6.59%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             20.24%        n/a         n/a         1.68%
                          (b)                             20.05%        n/a         n/a         1.51%
                          (c)                             19.92%        n/a         n/a         1.40%
                          (d)                             19.79%        n/a         n/a         1.30%
                          (e)                             19.73%        n/a         n/a         1.24%
                          (f)                             19.60%        n/a         n/a         1.14%
                          (g)                             19.48%        n/a         n/a         1.03%
                          (h)                             19.41%        n/a         n/a         0.97%
                          (i)                             19.29%        n/a         n/a         0.87%
                          (j)                             19.16%        n/a         n/a         0.76%
                          (k)                             19.10%        n/a         n/a         0.70%
                          (l)                             18.97%        n/a         n/a         0.60%
                          (m)                             18.85%        n/a         n/a         0.49%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                     2/1/00
                          (a)                             19.63%        n/a         n/a        -3.74%
                          (b)                             19.44%        n/a         n/a        -3.89%
                          (c)                             19.31%        n/a         n/a        -4.00%
                          (d)                             19.18%        n/a         n/a        -4.10%
                          (e)                             19.12%        n/a         n/a        -4.15%
                          (f)                             19.00%        n/a         n/a        -4.25%
                          (g)                             18.87%        n/a         n/a        -4.36%
                          (h)                             18.81%        n/a         n/a        -4.41%
                          (i)                             18.68%        n/a         n/a        -4.51%
                          (j)                             18.56%        n/a         n/a        -4.61%
                          (k)                             18.50%        n/a         n/a        -4.66%
                          (l)                             18.37%        n/a         n/a        -4.77%
                          (m)                             18.24%        n/a         n/a        -4.87%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             21.44%        n/a         n/a         1.00%
                          (b)                             21.25%        n/a         n/a         0.84%
                          (c)                             21.12%        n/a         n/a         0.74%
                          (d)                             20.99%        n/a         n/a         0.63%
                          (e)                             20.93%        n/a         n/a         0.58%
                          (f)                             20.80%        n/a         n/a         0.47%
                          (g)                             20.67%        n/a         n/a         0.36%
                          (h)                             20.61%        n/a         n/a         0.31%
                          (i)                             20.48%        n/a         n/a         0.20%
                          (j)                             20.35%        n/a         n/a         0.10%
                          (k)                             20.29%        n/a         n/a         0.05%
                          (l)                             20.16%        n/a         n/a        -0.06%
                          (m)                             20.04%        n/a         n/a        -0.17%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             29.57%        n/a         n/a         9.08%
                          (b)                             29.36%        n/a         n/a         8.90%
                          (c)                             29.22%        n/a         n/a         8.79%
                          (d)                             29.08%        n/a         n/a         8.68%
                          (e)                             29.02%        n/a         n/a         8.62%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (f)                             28.89%        n/a         n/a         8.51%
                          (g)                             28.75%        n/a         n/a         8.39%
                          (h)                             28.68%        n/a         n/a         8.34%
                          (i)                             28.55%        n/a         n/a         8.22%
                          (j)                             28.41%        n/a         n/a         8.11%
                          (k)                             28.34%        n/a         n/a         8.05%
                          (l)                             28.21%        n/a         n/a         7.94%
                          (m)                             28.07%        n/a         n/a         7.83%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             28.57%        n/a         n/a        -12.95%
                          (b)                             28.37%        n/a         n/a        -13.09%
                          (c)                             28.23%        n/a         n/a        -13.18%
                          (d)                             28.09%        n/a         n/a        -13.28%
                          (e)                             28.03%        n/a         n/a        -13.33%
                          (f)                             27.90%        n/a         n/a        -13.42%
                          (g)                             27.76%        n/a         n/a        -13.52%
                          (h)                             27.70%        n/a         n/a        -13.56%
                          (i)                             27.56%        n/a         n/a        -13.66%
                          (j)                             27.43%        n/a         n/a        -13.75%
                          (k)                             27.36%        n/a         n/a        -13.80%
                          (l)                             27.22%        n/a         n/a        -13.90%
                          (m)                             27.09%        n/a         n/a        -13.99%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             18.39%        n/a         n/a        -2.51%
                          (b)                             18.20%        n/a         n/a        -2.67%
                          (c)                             18.08%        n/a         n/a        -2.77%
                          (d)                             17.95%        n/a         n/a        -2.88%
                          (e)                             17.89%        n/a         n/a        -2.93%
                          (f)                             17.77%        n/a         n/a        -3.03%
                          (g)                             17.64%        n/a         n/a        -3.13%
                          (h)                             17.58%        n/a         n/a        -3.19%
                          (i)                             17.46%        n/a         n/a        -3.29%
                          (j)                             17.33%        n/a         n/a        -3.39%
                          (k)                             17.27%        n/a         n/a        -3.45%
                          (l)                             17.15%        n/a         n/a        -3.55%
                          (m)                             17.02%        n/a         n/a        -3.65%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             16.62%        n/a         n/a        -1.49%
                          (b)                             16.43%        n/a         n/a        -1.65%
                          (c)                             16.31%        n/a         n/a        -1.76%
                          (d)                             16.18%        n/a         n/a        -1.86%
                          (e)                             16.13%        n/a         n/a        -1.91%
                          (f)                             16.00%        n/a         n/a        -2.02%
                          (g)                             15.88%        n/a         n/a        -2.12%
                          (h)                             15.82%        n/a         n/a        -2.17%
                          (i)                             15.69%        n/a         n/a        -2.28%
                          (j)                             15.57%        n/a         n/a        -2.38%
                          (k)                             15.51%        n/a         n/a        -2.44%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (l)                             15.39%        n/a         n/a        -2.54%
                          (m)                             15.26%        n/a         n/a        -2.65%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              5.33%        n/a         n/a        -2.00%
                          (b)                              5.16%        n/a         n/a        -2.16%
                          (c)                              5.04%        n/a         n/a        -2.26%
                          (d)                              4.93%        n/a         n/a        -2.37%
                          (e)                              4.88%        n/a         n/a        -2.42%
                          (f)                              4.77%        n/a         n/a        -2.52%
                          (g)                              4.65%        n/a         n/a        -2.63%
                          (h)                              4.60%        n/a         n/a        -2.68%
                          (i)                              4.49%        n/a         n/a        -2.78%
                          (j)                              4.38%        n/a         n/a        -2.89%
                          (k)                              4.32%        n/a         n/a        -2.94%
                          (l)                              4.21%        n/a         n/a        -3.05%
                          (m)                              4.10%        n/a         n/a        -3.15%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             11.76%        n/a         n/a        -13.63%
                          (b)                             11.58%        n/a         n/a        -13.77%
                          (c)                             11.46%        n/a         n/a        -13.87%
                          (d)                             11.34%        n/a         n/a        -13.97%
                          (e)                             11.29%        n/a         n/a        -14.01%
                          (f)                             11.17%        n/a         n/a        -14.11%
                          (g)                             11.05%        n/a         n/a        -14.20%
                          (h)                             10.99%        n/a         n/a        -14.25%
                          (i)                             10.87%        n/a         n/a        -14.35%
                          (j)                             10.76%        n/a         n/a        -14.44%
                          (k)                             10.70%        n/a         n/a        -14.49%
                          (l)                             10.58%        n/a         n/a        -14.58%
                          (m)                             10.46%        n/a         n/a        -14.68%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             25.89%        n/a         n/a        -14.22%
                          (b)                             25.69%        n/a         n/a        -14.36%
                          (c)                             25.56%        n/a         n/a        -14.45%
                          (d)                             25.42%        n/a         n/a        -14.55%
                          (e)                             25.36%        n/a         n/a        -14.60%
                          (f)                             25.23%        n/a         n/a        -14.69%
                          (g)                             25.10%        n/a         n/a        -14.79%
                          (h)                             25.03%        n/a         n/a        -14.83%
                          (i)                             24.90%        n/a         n/a        -14.93%
                          (j)                             24.77%        n/a         n/a        -15.02%
                          (k)                             24.70%        n/a         n/a        -15.07%
                          (l)                             24.57%        n/a         n/a        -15.17%
                          (m)                             24.44%        n/a         n/a        -15.26%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             14.11%        n/a         n/a        -7.41%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (b)                             13.92%        n/a         n/a        -7.56%
                          (c)                             13.80%        n/a         n/a        -7.66%
                          (d)                             13.68%        n/a         n/a        -7.76%
                          (e)                             13.62%        n/a         n/a        -7.80%
                          (f)                             13.50%        n/a         n/a        -7.90%
                          (g)                             13.38%        n/a         n/a        -8.00%
                          (h)                             13.32%        n/a         n/a        -8.05%
                          (i)                             13.20%        n/a         n/a        -8.15%
                          (j)                             13.08%        n/a         n/a        -8.25%
                          (k)                             13.02%        n/a         n/a        -8.30%
                          (l)                             12.90%        n/a         n/a        -8.40%
                          (m)                             12.78%        n/a         n/a        -8.50%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             27.94%        n/a         n/a        -6.80%
                          (b)                             27.74%        n/a         n/a        -6.96%
                          (c)                             27.60%        n/a         n/a        -7.06%
                          (d)                             27.46%        n/a         n/a        -7.16%
                          (e)                             27.40%        n/a         n/a        -7.21%
                          (f)                             27.27%        n/a         n/a        -7.31%
                          (g)                             27.14%        n/a         n/a        -7.41%
                          (h)                             27.07%        n/a         n/a        -7.46%
                          (i)                             26.93%        n/a         n/a        -7.56%
                          (j)                             26.80%        n/a         n/a        -7.66%
                          (k)                             26.73%        n/a         n/a        -7.71%
                          (l)                             26.60%        n/a         n/a        -7.81%
                          (m)                             26.47%        n/a         n/a        -7.91%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             24.80%        n/a         n/a        -5.13%
                          (b)                             24.60%        n/a         n/a        -5.28%
                          (c)                             24.47%        n/a         n/a        -5.39%
                          (d)                             24.34%        n/a         n/a        -5.49%
                          (e)                             24.28%        n/a         n/a        -5.54%
                          (f)                             24.15%        n/a         n/a        -5.64%
                          (g)                             24.02%        n/a         n/a        -5.74%
                          (h)                             23.95%        n/a         n/a        -5.79%
                          (i)                             23.82%        n/a         n/a        -5.89%
                          (j)                             23.69%        n/a         n/a        -6.00%
                          (k)                             23.62%        n/a         n/a        -6.05%
                          (l)                             23.49%        n/a         n/a        -6.15%
                          (m)                             23.36%        n/a         n/a        -6.25%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             16.18%        n/a         n/a        -2.65%
                          (b)                             15.99%        n/a         n/a        -2.81%
                          (c)                             15.87%        n/a         n/a        -2.91%
                          (d)                             15.75%        n/a         n/a        -3.02%
                          (e)                             15.69%        n/a         n/a        -3.06%
                          (f)                             15.57%        n/a         n/a        -3.17%
                          (g)                             15.45%        n/a         n/a        -3.27%
                          (h)                             15.38%        n/a         n/a        -3.32%
                          (i)                             15.26%        n/a         n/a        -3.43%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (j)                             15.14%        n/a         n/a        -3.53%
                          (k)                             15.08%        n/a         n/a        -3.58%
                          (l)                             14.96%        n/a         n/a        -3.69%
                          (m)                             14.83%        n/a         n/a        -3.79%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             22.09%        n/a         n/a        -3.36%
                          (b)                             21.90%        n/a         n/a        -3.51%
                          (c)                             21.77%        n/a         n/a        -3.62%
                          (d)                             21.64%        n/a         n/a        -3.72%
                          (e)                             21.58%        n/a         n/a        -3.77%
                          (f)                             21.45%        n/a         n/a        -3.87%
                          (g)                             21.32%        n/a         n/a        -3.98%
                          (h)                             21.26%        n/a         n/a        -4.03%
                          (i)                             21.13%        n/a         n/a        -4.13%
                          (j)                             21.00%        n/a         n/a        -4.24%
                          (k)                             20.94%        n/a         n/a        -4.29%
                          (l)                             20.81%        n/a         n/a        -4.39%
                          (m)                             20.68%        n/a         n/a        -4.49%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             15.28%        n/a         n/a         5.21%
                          (b)                             15.09%        n/a         n/a         5.04%
                          (c)                             14.97%        n/a         n/a         4.93%
                          (d)                             14.85%        n/a         n/a         4.82%
                          (e)                             14.79%        n/a         n/a         4.76%
                          (f)                             14.67%        n/a         n/a         4.65%
                          (g)                             14.55%        n/a         n/a         4.54%
                          (h)                             14.49%        n/a         n/a         4.49%
                          (i)                             14.37%        n/a         n/a         4.37%
                          (j)                             14.24%        n/a         n/a         4.26%
                          (k)                             14.18%        n/a         n/a         4.21%
                          (l)                             14.06%        n/a         n/a         4.10%
                          (m)                             13.94%        n/a         n/a         3.99%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             36.76%        n/a         n/a        -3.47%
                          (b)                             36.54%        n/a         n/a        -3.62%
                          (c)                             36.40%        n/a         n/a        -3.73%
                          (d)                             36.25%        n/a         n/a        -3.83%
                          (e)                             36.19%        n/a         n/a        -3.88%
                          (f)                             36.05%        n/a         n/a        -3.98%
                          (g)                             35.90%        n/a         n/a        -4.09%
                          (h)                             35.83%        n/a         n/a        -4.14%
                          (i)                             35.69%        n/a         n/a        -4.24%
                          (j)                             35.55%        n/a         n/a        -4.35%
                          (k)                             35.47%        n/a         n/a        -4.40%
                          (l)                             35.33%        n/a         n/a        -4.50%
                          (m)                             35.19%        n/a         n/a        -4.60%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             18.82%        n/a         n/a        -2.64%
                          (b)                             18.63%        n/a         n/a        -2.80%
                          (c)                             18.51%        n/a         n/a        -2.90%
                          (d)                             18.38%        n/a         n/a        -3.01%
                          (e)                             18.32%        n/a         n/a        -3.06%
                          (f)                             18.20%        n/a         n/a        -3.16%
                          (g)                             18.07%        n/a         n/a        -3.27%
                          (h)                             18.01%        n/a         n/a        -3.32%
                          (i)                             17.88%        n/a         n/a        -3.42%
                          (j)                             17.76%        n/a         n/a        -3.53%
                          (k)                             17.70%        n/a         n/a        -3.58%
                          (l)                             17.57%        n/a         n/a        -3.68%
                          (m)                             17.45%        n/a         n/a        -3.79%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             19.96%        n/a         n/a        -2.50%
                          (b)                             19.77%        n/a         n/a        -2.65%
                          (c)                             19.64%        n/a         n/a        -2.76%
                          (d)                             19.51%        n/a         n/a        -2.86%
                          (e)                             19.45%        n/a         n/a        -2.91%
                          (f)                             19.33%        n/a         n/a        -3.02%
                          (g)                             19.20%        n/a         n/a        -3.12%
                          (h)                             19.14%        n/a         n/a        -3.17%
                          (i)                             19.01%        n/a         n/a        -3.28%
                          (j)                             18.88%        n/a         n/a        -3.38%
                          (k)                             18.82%        n/a         n/a        -3.43%
                          (l)                             18.69%        n/a         n/a        -3.54%
                          (m)                             18.57%        n/a         n/a        -3.64%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             23.82%        n/a         n/a        -4.52%
                          (b)                             23.62%        n/a         n/a        -4.67%
                          (c)                             23.49%        n/a         n/a        -4.77%
                          (d)                             23.36%        n/a         n/a        -4.88%
                          (e)                             23.30%        n/a         n/a        -4.93%
                          (f)                             23.17%        n/a         n/a        -5.03%
                          (g)                             23.04%        n/a         n/a        -5.13%
                          (h)                             22.97%        n/a         n/a        -5.18%
                          (i)                             22.84%        n/a         n/a        -5.28%
                          (j)                             22.71%        n/a         n/a        -5.39%
                          (k)                             22.65%        n/a         n/a        -5.44%
                          (l)                             22.52%        n/a         n/a        -5.54%
                          (m)                             22.39%        n/a         n/a        -5.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             23.86%        n/a         n/a         1.25%
                          (b)                             23.66%        n/a         n/a         1.09%
                          (c)                             23.53%        n/a         n/a         0.98%
                          (d)                             23.40%        n/a         n/a         0.87%
                          (e)                             23.34%        n/a         n/a         0.82%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (f)                             23.21%        n/a         n/a         0.71%
                          (g)                             23.08%        n/a         n/a         0.61%
                          (h)                             23.01%        n/a         n/a         0.55%
                          (i)                             22.88%        n/a         n/a         0.44%
                          (j)                             22.75%        n/a         n/a         0.34%
                          (k)                             22.69%        n/a         n/a         0.28%
                          (l)                             22.56%        n/a         n/a         0.18%
                          (m)                             22.43%        n/a         n/a         0.07%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             16.38%        n/a         n/a        -6.46%
                          (b)                             16.20%        n/a         n/a        -6.61%
                          (c)                             16.07%        n/a         n/a        -6.71%
                          (d)                             15.95%        n/a         n/a        -6.81%
                          (e)                             15.89%        n/a         n/a        -6.86%
                          (f)                             15.77%        n/a         n/a        -6.96%
                          (g)                             15.65%        n/a         n/a        -7.06%
                          (h)                             15.58%        n/a         n/a        -7.11%
                          (i)                             15.46%        n/a         n/a        -7.21%
                          (j)                             15.34%        n/a         n/a        -7.31%
                          (k)                             15.28%        n/a         n/a        -7.36%
                          (l)                             15.15%        n/a         n/a        -7.46%
                          (m)                             15.03%        n/a         n/a        -7.56%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             44.13%       5.94%        n/a        -5.21%
                          (b)                             43.91%       5.77%        n/a        -5.36%
                          (c)                             43.75%       5.66%        n/a        -5.46%
                          (d)                             43.60%       5.56%        n/a        -5.55%
                          (e)                             43.53%       5.50%        n/a        -5.60%
                          (f)                             43.38%       5.39%        n/a        -5.70%
                          (g)                             43.23%       5.28%        n/a        -5.80%
                          (h)                             43.16%       5.23%        n/a        -5.85%
                          (i)                             43.00%       5.12%        n/a        -5.95%
                          (j)                             42.85%       5.01%        n/a        -6.05%
                          (k)                             42.78%       4.96%        n/a        -6.09%
                          (l)                             42.63%       4.85%        n/a        -6.19%
                          (m)                             42.48%       4.74%        n/a        -6.29%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        15.60%
                          (b)                               n/a         n/a         n/a        15.42%
                          (c)                               n/a         n/a         n/a        15.30%
                          (d)                               n/a         n/a         n/a        15.18%
                          (e)                               n/a         n/a         n/a        15.13%
                          (f)                               n/a         n/a         n/a        15.01%
                          (g)                               n/a         n/a         n/a        14.89%
                          (h)                               n/a         n/a         n/a        14.84%
                          (i)                               n/a         n/a         n/a        14.72%
                          (j)                               n/a         n/a         n/a        14.60%
                          (k)                               n/a         n/a         n/a        14.54%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (l)                               n/a         n/a         n/a        14.42%
                          (m)                               n/a         n/a         n/a        14.31%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        12.33%
                          (b)                               n/a         n/a         n/a        12.16%
                          (c)                               n/a         n/a         n/a        12.04%
                          (d)                               n/a         n/a         n/a        11.92%
                          (e)                               n/a         n/a         n/a        11.87%
                          (f)                               n/a         n/a         n/a        11.76%
                          (g)                               n/a         n/a         n/a        11.64%
                          (h)                               n/a         n/a         n/a        11.59%
                          (i)                               n/a         n/a         n/a        11.47%
                          (j)                               n/a         n/a         n/a        11.36%
                          (k)                               n/a         n/a         n/a        11.30%
                          (l)                               n/a         n/a         n/a        11.19%
                          (m)                               n/a         n/a         n/a        11.07%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        14.30%
                          (b)                               n/a         n/a         n/a        14.12%
                          (c)                               n/a         n/a         n/a        14.00%
                          (d)                               n/a         n/a         n/a        13.89%
                          (e)                               n/a         n/a         n/a        13.83%
                          (f)                               n/a         n/a         n/a        13.72%
                          (g)                               n/a         n/a         n/a        13.60%
                          (h)                               n/a         n/a         n/a        13.54%
                          (i)                               n/a         n/a         n/a        13.43%
                          (j)                               n/a         n/a         n/a        13.31%
                          (k)                               n/a         n/a         n/a        13.25%
                          (l)                               n/a         n/a         n/a        13.13%
                          (m)                               n/a         n/a         n/a        13.02%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a        -1.30%
                          (b)                               n/a         n/a         n/a        -1.34%
                          (c)                               n/a         n/a         n/a        -1.37%
                          (d)                               n/a         n/a         n/a        -1.40%
                          (e)                               n/a         n/a         n/a        -1.41%
                          (f)                               n/a         n/a         n/a        -1.44%
                          (g)                               n/a         n/a         n/a        -1.47%
                          (h)                               n/a         n/a         n/a        -1.49%
                          (i)                               n/a         n/a         n/a        -1.51%
                          (j)                               n/a         n/a         n/a        -1.54%
                          (k)                               n/a         n/a         n/a        -1.56%
                          (l)                               n/a         n/a         n/a        -1.59%
                          (m)                               n/a         n/a         n/a        -1.62%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             12.02%       -1.76%      6.88%        8.45%
                          (b)                             11.84%       -1.91%      6.72%        8.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (c)                             11.72%       -2.01%      6.61%        8.18%
                          (d)                             11.60%       -2.11%      6.50%        8.07%
                          (e)                             11.54%       -2.17%      6.45%        8.02%
                          (f)                             11.42%       -2.27%      6.34%        7.91%
                          (g)                             11.31%       -2.37%      6.24%        7.80%
                          (h)                             11.25%       -2.42%      6.18%        7.74%
                          (i)                             11.13%       -2.52%      6.08%        7.64%
                          (j)                             11.01%       -2.62%      5.97%        7.53%
                          (k)                             10.95%       -2.68%      5.92%        7.48%
                          (l)                             10.83%       -2.78%      5.81%        7.37%
                          (m)                             10.71%       -2.88%      5.71%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             13.31%       -5.51%       n/a        -1.35%
                          (b)                             13.13%       -5.66%       n/a        -1.50%
                          (c)                             13.01%       -5.76%       n/a        -1.60%
                          (d)                             12.89%       -5.86%       n/a        -1.71%
                          (e)                             12.83%       -5.91%       n/a        -1.76%
                          (f)                             12.71%       -6.01%       n/a        -1.86%
                          (g)                             12.59%       -6.11%       n/a        -1.96%
                          (h)                             12.53%       -6.16%       n/a        -2.01%
                          (i)                             12.42%       -6.26%       n/a        -2.11%
                          (j)                             12.30%       -6.36%       n/a        -2.21%
                          (k)                             12.24%       -6.41%       n/a        -2.26%
                          (l)                             12.12%       -6.51%       n/a        -2.37%
                          (m)                             12.00%       -6.60%       n/a        -2.47%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             16.80%       -9.46%      4.86%        6.88%
                          (b)                             16.61%       -9.61%      4.70%        6.72%
                          (c)                             16.49%       -9.70%      4.60%        6.61%
                          (d)                             16.36%       -9.80%      4.49%        6.51%
                          (e)                             16.30%       -9.85%      4.44%        6.45%
                          (f)                             16.18%       -9.94%      4.33%        6.35%
                          (g)                             16.05%      -10.04%      4.23%        6.24%
                          (h)                             15.99%      -10.09%      4.18%        6.19%
                          (i)                             15.87%      -10.18%      4.07%        6.08%
                          (j)                             15.75%      -10.28%      3.97%        5.97%
                          (k)                             15.69%      -10.33%      3.92%        5.92%
                          (l)                             15.57%      -10.42%      3.81%        5.82%
                          (m)                             15.44%      -10.52%      3.71%        5.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a         5.72%
                          (b)                               n/a         n/a         n/a         5.67%
                          (c)                               n/a         n/a         n/a         5.64%
                          (d)                               n/a         n/a         n/a         5.61%
                          (e)                               n/a         n/a         n/a         5.60%
                          (f)                               n/a         n/a         n/a         5.57%
                          (g)                               n/a         n/a         n/a         5.54%
                          (h)                               n/a         n/a         n/a         5.52%
                          (i)                               n/a         n/a         n/a         5.49%
                          (j)                               n/a         n/a         n/a         5.46%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (k)                               n/a         n/a         n/a         5.44%
                          (l)                               n/a         n/a         n/a         5.41%
                          (m)                               n/a         n/a         n/a         5.38%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             38.06%       3.58%       6.54%        8.09%
                          (b)                             37.84%       3.42%       6.38%        7.93%
                          (c)                             37.70%       3.31%       6.28%        7.82%
                          (d)                             37.55%       3.21%       6.17%        7.72%
                          (e)                             37.48%       3.16%       6.12%        7.66%
                          (f)                             37.34%       3.05%       6.01%        7.56%
                          (g)                             37.20%       2.94%       5.91%        7.45%
                          (h)                             37.13%       2.89%       5.85%        7.39%
                          (i)                             36.98%       2.78%       5.75%        7.29%
                          (j)                             36.84%       2.68%       5.64%        7.18%
                          (k)                             36.76%       2.62%       5.59%        7.13%
                          (l)                             36.62%       2.52%       5.48%        7.02%
                          (m)                             36.48%       2.41%       5.38%        6.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             45.53%       6.71%        n/a         4.92%
                          (b)                             45.30%       6.55%        n/a         4.76%
                          (c)                             45.15%       6.44%        n/a         4.65%
                          (d)                             44.99%       6.33%        n/a         4.55%
                          (e)                             44.93%       6.28%        n/a         4.49%
                          (f)                             44.78%       6.17%        n/a         4.39%
                          (g)                             44.62%       6.06%        n/a         4.28%
                          (h)                             44.55%       6.00%        n/a         4.23%
                          (i)                             44.39%       5.89%        n/a         4.12%
                          (j)                             44.24%       5.78%        n/a         4.01%
                          (k)                             44.17%       5.73%        n/a         3.96%
                          (l)                             44.02%       5.62%        n/a         3.85%
                          (m)                             43.87%       5.51%        n/a         3.75%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         2.94%
                          (b)                               n/a         n/a         n/a         2.89%
                          (c)                               n/a         n/a         n/a         2.86%
                          (d)                               n/a         n/a         n/a         2.83%
                          (e)                               n/a         n/a         n/a         2.82%
                          (f)                               n/a         n/a         n/a         2.79%
                          (g)                               n/a         n/a         n/a         2.76%
                          (h)                               n/a         n/a         n/a         2.74%
                          (i)                               n/a         n/a         n/a         2.71%
                          (j)                               n/a         n/a         n/a         2.68%
                          (k)                               n/a         n/a         n/a         2.67%
                          (l)                               n/a         n/a         n/a         2.64%
                          (m)                               n/a         n/a         n/a         2.61%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             40.44%       1.29%       6.04%        7.24%
                          (b)                             40.22%       1.13%       5.88%        7.08%
                          (c)                             40.07%       1.02%       5.77%        6.98%
                          (d)                             39.93%       0.92%       5.67%        6.87%
                          (e)                             39.85%       0.87%       5.61%        6.81%
                          (f)                             39.71%       0.76%       5.51%        6.71%
                          (g)                             39.56%       0.66%       5.40%        6.60%
                          (h)                             39.49%       0.60%       5.35%        6.55%
                          (i)                             39.34%       0.50%       5.24%        6.44%
                          (j)                             39.19%       0.40%       5.14%        6.33%
                          (k)                             39.12%       0.34%       5.09%        6.28%
                          (l)                             38.97%       0.24%       4.98%        6.18%
                          (m)                             38.83%       0.13%       4.88%        6.07%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             40.66%       9.47%        n/a         6.52%
                          (b)                             40.44%       9.30%        n/a         6.35%
                          (c)                             40.29%       9.19%        n/a         6.25%
                          (d)                             40.14%       9.07%        n/a         6.14%
                          (e)                             40.07%       9.02%        n/a         6.08%
                          (f)                             39.93%       8.91%        n/a         5.97%
                          (g)                             39.78%       8.80%        n/a         5.87%
                          (h)                             39.71%       8.74%        n/a         5.81%
                          (i)                             39.56%       8.63%        n/a         5.70%
                          (j)                             39.41%       8.52%        n/a         5.60%
                          (k)                             39.34%       8.46%        n/a         5.54%
                          (l)                             39.19%       8.35%        n/a         5.43%
                          (m)                             39.05%       8.24%        n/a         5.33%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             18.48%       -2.16%       n/a         7.97%
                          (b)                             18.29%       -2.31%       n/a         7.81%
                          (c)                             18.17%       -2.41%       n/a         7.70%
                          (d)                             18.04%       -2.52%       n/a         7.59%
                          (e)                             17.98%       -2.57%       n/a         7.54%
                          (f)                             17.85%       -2.67%       n/a         7.43%
                          (g)                             17.73%       -2.77%       n/a         7.33%
                          (h)                             17.67%       -2.82%       n/a         7.27%
                          (i)                             17.54%       -2.92%       n/a         7.16%
                          (j)                             17.42%       -3.02%       n/a         7.06%
                          (k)                             17.35%       -3.08%       n/a         7.00%
                          (l)                             17.23%       -3.18%       n/a         6.90%
                          (m)                             17.11%       -3.28%       n/a         6.79%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                              3.74%       4.54%       4.67%        6.16%
                          (b)                              3.58%       4.39%       4.51%        6.00%
                          (c)                              3.48%       4.28%       4.41%        5.89%
                          (d)                              3.38%       4.18%       4.30%        5.79%
                          (e)                              3.33%       4.13%       4.25%        5.74%
                          (f)                              3.22%       4.02%       4.15%        5.63%
                          (g)                              3.12%       3.92%       4.04%        5.52%
                          (h)                              3.07%       3.87%       3.99%        5.47%
                          (i)                              2.96%       3.76%       3.89%        5.37%
                          (j)                              2.86%       3.66%       3.78%        5.26%
                          (k)                              2.81%       3.61%       3.73%        5.21%
                          (l)                              2.71%       3.50%       3.63%        5.10%
                          (m)                              2.60%       3.40%       3.53%        5.00%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             32.53%       7.10%        n/a         7.95%
                          (b)                             32.33%       6.94%        n/a         7.79%
                          (c)                             32.20%       6.83%        n/a         7.69%
                          (d)                             32.07%       6.72%        n/a         7.58%
                          (e)                             32.00%       6.67%        n/a         7.52%
                          (f)                             31.87%       6.56%        n/a         7.42%
                          (g)                             31.74%       6.46%        n/a         7.31%
                          (h)                             31.67%       6.40%        n/a         7.26%
                          (i)                             31.54%       6.30%        n/a         7.15%
                          (j)                             31.41%       6.19%        n/a         7.04%
                          (k)                             31.34%       6.14%        n/a         6.99%
                          (l)                             31.21%       6.03%        n/a         6.88%
                          (m)                             31.08%       5.93%        n/a         6.77%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             26.09%       -2.53%      8.79%        8.78%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             25.90%       -2.67%      8.63%        8.61%
                          (c)                             25.78%       -2.77%      8.52%        8.51%
                          (d)                             25.65%       -2.87%      8.41%        8.40%
                          (e)                             25.59%       -2.92%      8.36%        8.34%
                          (f)                             25.46%       -3.01%      8.25%        8.24%
                          (g)                             25.34%       -3.11%      8.14%        8.13%
                          (h)                             25.27%       -3.16%      8.09%        8.07%
                          (i)                             25.15%       -3.26%      7.98%        7.96%
                          (j)                             25.02%       -3.35%      7.87%        7.86%
                          (k)                             24.96%       -3.40%      7.82%        7.80%
                          (l)                             24.84%       -3.50%      7.71%        7.69%
                          (m)                             24.71%       -3.59%      7.60%        7.59%
ADVANTUS MONEY MARKET PORFOLIO                                                                             12/3/85
                          (a)                             -0.95%       1.65%       2.43%        3.14%
                          (b)                             -1.11%       1.49%       2.27%        2.98%
                          (c)                             -1.20%       1.39%       2.17%        2.88%
                          (d)                             -1.30%       1.29%       2.07%        2.78%
                          (e)                             -1.35%       1.24%       2.02%        2.73%
                          (f)                             -1.45%       1.14%       1.92%        2.62%
                          (g)                             -1.55%       1.04%       1.81%        2.52%
                          (h)                             -1.59%       0.99%       1.76%        2.47%
                          (i)                             -1.69%       0.89%       1.66%        2.37%
                          (j)                             -1.79%       0.79%       1.56%        2.26%
                          (k)                             -1.84%       0.74%       1.51%        2.21%
                          (l)                             -1.94%       0.64%       1.41%        2.11%
                          (m)                             -2.04%       0.54%       1.31%        2.01%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                              2.56%       5.61%       5.43%        6.54%
                          (b)                              2.41%       5.46%       5.28%        6.38%
                          (c)                              2.31%       5.35%       5.17%        6.27%
                          (d)                              2.20%       5.25%       5.07%        6.16%
                          (e)                              2.15%       5.19%       5.01%        6.11%
                          (f)                              2.05%       5.09%       4.91%        6.00%
                          (g)                              1.95%       4.98%       4.80%        5.90%
                          (h)                              1.90%       4.93%       4.75%        5.85%
                          (i)                              1.80%       4.83%       4.65%        5.74%
                          (j)                              1.69%       4.72%       4.54%        5.63%
                          (k)                              1.64%       4.67%       4.49%        5.58%
                          (l)                              1.54%       4.56%       4.39%        5.48%
                          (m)                              1.44%       4.46%       4.28%        5.37%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.03%       13.34%       n/a         8.34%
                          (b)                             39.83%       13.17%       n/a         8.18%
                          (c)                             39.69%       13.06%       n/a         8.07%
                          (d)                             39.55%       12.94%       n/a         7.97%
                          (e)                             39.48%       12.89%       n/a         7.91%
                          (f)                             39.34%       12.77%       n/a         7.80%
                          (g)                             39.20%       12.66%       n/a         7.70%
                          (h)                             39.13%       12.60%       n/a         7.64%
                          (i)                             38.99%       12.49%       n/a         7.53%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             38.85%       12.38%       n/a         7.43%
                          (k)                             38.78%       12.32%       n/a         7.37%
                          (l)                             38.65%       12.21%       n/a         7.27%
                          (m)                             38.51%       12.10%       n/a         7.16%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             24.41%        n/a         n/a        -3.02%
                          (b)                             24.23%        n/a         n/a        -3.16%
                          (c)                             24.11%        n/a         n/a        -3.25%
                          (d)                             23.98%        n/a         n/a        -3.35%
                          (e)                             23.92%        n/a         n/a        -3.40%
                          (f)                             23.80%        n/a         n/a        -3.50%
                          (g)                             23.67%        n/a         n/a        -3.59%
                          (h)                             23.61%        n/a         n/a        -3.64%
                          (i)                             23.49%        n/a         n/a        -3.74%
                          (j)                             23.36%        n/a         n/a        -3.83%
                          (k)                             23.30%        n/a         n/a        -3.88%
                          (l)                             23.18%        n/a         n/a        -3.98%
                          (m)                             23.06%        n/a         n/a        -4.07%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                             14.37%        n/a         n/a        -0.94%
                          (b)                             14.21%        n/a         n/a        -1.09%
                          (c)                             14.09%        n/a         n/a        -1.18%
                          (d)                             13.98%        n/a         n/a        -1.28%
                          (e)                             13.92%        n/a         n/a        -1.33%
                          (f)                             13.81%        n/a         n/a        -1.43%
                          (g)                             13.69%        n/a         n/a        -1.53%
                          (h)                             13.64%        n/a         n/a        -1.58%
                          (i)                             13.52%        n/a         n/a        -1.68%
                          (j)                             13.41%        n/a         n/a        -1.78%
                          (k)                             13.35%        n/a         n/a        -1.82%
                          (l)                             13.24%        n/a         n/a        -1.92%
                          (m)                             13.13%        n/a         n/a        -2.02%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             35.20%        n/a         n/a        -0.26%
                          (b)                             35.00%        n/a         n/a        -0.41%
                          (c)                             34.87%        n/a         n/a        -0.51%
                          (d)                             34.73%        n/a         n/a        -0.61%
                          (e)                             34.67%        n/a         n/a        -0.66%
                          (f)                             34.53%        n/a         n/a        -0.76%
                          (g)                             34.40%        n/a         n/a        -0.86%
                          (h)                             34.33%        n/a         n/a        -0.91%
                          (i)                             34.20%        n/a         n/a        -1.00%
                          (j)                             34.06%        n/a         n/a        -1.10%
                          (k)                             33.99%        n/a         n/a        -1.15%
                          (l)                             33.86%        n/a         n/a        -1.25%
                          (m)                             33.73%        n/a         n/a        -1.35%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             22.92%        n/a         n/a        -3.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             22.74%        n/a         n/a        -3.45%
                          (c)                             22.62%        n/a         n/a        -3.55%
                          (d)                             22.49%        n/a         n/a        -3.64%
                          (e)                             22.43%        n/a         n/a        -3.69%
                          (f)                             22.31%        n/a         n/a        -3.79%
                          (g)                             22.19%        n/a         n/a        -3.89%
                          (h)                             22.13%        n/a         n/a        -3.93%
                          (i)                             22.00%        n/a         n/a        -4.03%
                          (j)                             21.88%        n/a         n/a        -4.13%
                          (k)                             21.82%        n/a         n/a        -4.17%
                          (l)                             21.70%        n/a         n/a        -4.27%
                          (m)                             21.58%        n/a         n/a        -4.36%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             27.21%        n/a         n/a         2.52%
                          (b)                             27.03%        n/a         n/a         2.37%
                          (c)                             26.90%        n/a         n/a         2.27%
                          (d)                             26.77%        n/a         n/a         2.17%
                          (e)                             26.71%        n/a         n/a         2.11%
                          (f)                             26.58%        n/a         n/a         2.01%
                          (g)                             26.45%        n/a         n/a         1.91%
                          (h)                             26.39%        n/a         n/a         1.86%
                          (i)                             26.27%        n/a         n/a         1.76%
                          (j)                             26.14%        n/a         n/a         1.65%
                          (k)                             26.08%        n/a         n/a         1.60%
                          (l)                             25.95%        n/a         n/a         1.50%
                          (m)                             25.82%        n/a         n/a         1.40%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             22.88%        n/a         n/a        -1.48%
                          (b)                             22.71%        n/a         n/a        -1.63%
                          (c)                             22.58%        n/a         n/a        -1.73%
                          (d)                             22.46%        n/a         n/a        -1.83%
                          (e)                             22.40%        n/a         n/a        -1.87%
                          (f)                             22.28%        n/a         n/a        -1.97%
                          (g)                             22.15%        n/a         n/a        -2.07%
                          (h)                             22.09%        n/a         n/a        -2.12%
                          (i)                             21.97%        n/a         n/a        -2.22%
                          (j)                             21.85%        n/a         n/a        -2.32%
                          (k)                             21.79%        n/a         n/a        -2.36%
                          (l)                             21.67%        n/a         n/a        -2.46%
                          (m)                             21.54%        n/a         n/a        -2.56%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             26.84%        n/a         n/a         5.45%
                          (b)                             26.65%        n/a         n/a         5.29%
                          (c)                             26.53%        n/a         n/a         5.19%
                          (d)                             26.40%        n/a         n/a         5.08%
                          (e)                             26.34%        n/a         n/a         5.03%
                          (f)                             26.21%        n/a         n/a         4.93%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (g)                             26.08%        n/a         n/a         4.82%
                          (h)                             26.02%        n/a         n/a         4.77%
                          (i)                             25.90%        n/a         n/a         4.66%
                          (j)                             25.77%        n/a         n/a         4.56%
                          (k)                             25.71%        n/a         n/a         4.51%
                          (l)                             25.58%        n/a         n/a         4.40%
                          (m)                             25.46%        n/a         n/a         4.30%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      2/1/00
                          (a)                             26.23%        n/a         n/a        -2.36%
                          (b)                             26.05%        n/a         n/a        -2.51%
                          (c)                             25.92%        n/a         n/a        -2.60%
                          (d)                             25.80%        n/a         n/a        -2.70%
                          (e)                             25.73%        n/a         n/a        -2.75%
                          (f)                             25.61%        n/a         n/a        -2.85%
                          (g)                             25.48%        n/a         n/a        -2.95%
                          (h)                             25.42%        n/a         n/a        -2.99%
                          (i)                             25.29%        n/a         n/a        -3.09%
                          (j)                             25.17%        n/a         n/a        -3.19%
                          (k)                             25.11%        n/a         n/a        -3.24%
                          (l)                             24.98%        n/a         n/a        -3.33%
                          (m)                             24.86%        n/a         n/a        -3.43%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             28.04%        n/a         n/a         2.15%
                          (b)                             27.85%        n/a         n/a         2.00%
                          (c)                             27.72%        n/a         n/a         1.90%
                          (d)                             27.60%        n/a         n/a         1.80%
                          (e)                             27.53%        n/a         n/a         1.75%
                          (f)                             27.40%        n/a         n/a         1.65%
                          (g)                             27.28%        n/a         n/a         1.54%
                          (h)                             27.21%        n/a         n/a         1.49%
                          (i)                             27.09%        n/a         n/a         1.39%
                          (j)                             26.96%        n/a         n/a         1.29%
                          (k)                             26.89%        n/a         n/a         1.24%
                          (l)                             26.77%        n/a         n/a         1.14%
                          (m)                             26.64%        n/a         n/a         1.04%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             36.13%        n/a         n/a         9.91%
                          (b)                             35.94%        n/a         n/a         9.75%
                          (c)                             35.80%        n/a         n/a         9.64%
                          (d)                             35.67%        n/a         n/a         9.53%
                          (e)                             35.60%        n/a         n/a         9.47%
                          (f)                             35.46%        n/a         n/a         9.36%
                          (g)                             35.33%        n/a         n/a         9.25%
                          (h)                             35.26%        n/a         n/a         9.20%
                          (i)                             35.12%        n/a         n/a         9.09%
                          (j)                             34.99%        n/a         n/a         8.98%
                          (k)                             34.92%        n/a         n/a         8.93%
                          (l)                             34.79%        n/a         n/a         8.82%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (m)                             34.65%        n/a         n/a         8.71%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             35.14%        n/a         n/a        -10.83%
                          (b)                             34.95%        n/a         n/a        -10.97%
                          (c)                             34.81%        n/a         n/a        -11.06%
                          (d)                             34.68%        n/a         n/a        -11.14%
                          (e)                             34.61%        n/a         n/a        -11.19%
                          (f)                             34.48%        n/a         n/a        -11.28%
                          (g)                             34.34%        n/a         n/a        -11.37%
                          (h)                             34.27%        n/a         n/a        -11.41%
                          (i)                             34.14%        n/a         n/a        -11.50%
                          (j)                             34.00%        n/a         n/a        -11.59%
                          (k)                             33.94%        n/a         n/a        -11.63%
                          (l)                             33.80%        n/a         n/a        -11.72%
                          (m)                             33.67%        n/a         n/a        -11.81%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             25.00%        n/a         n/a         1.39%
                          (b)                             24.82%        n/a         n/a         1.24%
                          (c)                             24.69%        n/a         n/a         1.14%
                          (d)                             24.57%        n/a         n/a         1.04%
                          (e)                             24.51%        n/a         n/a         0.99%
                          (f)                             24.38%        n/a         n/a         0.89%
                          (g)                             24.26%        n/a         n/a         0.79%
                          (h)                             24.20%        n/a         n/a         0.74%
                          (i)                             24.07%        n/a         n/a         0.63%
                          (j)                             23.95%        n/a         n/a         0.53%
                          (k)                             23.89%        n/a         n/a         0.48%
                          (l)                             23.76%        n/a         n/a         0.38%
                          (m)                             23.64%        n/a         n/a         0.28%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             23.23%        n/a         n/a         2.38%
                          (b)                             23.05%        n/a         n/a         2.23%
                          (c)                             22.93%        n/a         n/a         2.12%
                          (d)                             22.81%        n/a         n/a         2.02%
                          (e)                             22.74%        n/a         n/a         1.97%
                          (f)                             22.62%        n/a         n/a         1.87%
                          (g)                             22.50%        n/a         n/a         1.77%
                          (h)                             22.44%        n/a         n/a         1.72%
                          (i)                             22.31%        n/a         n/a         1.61%
                          (j)                             22.19%        n/a         n/a         1.51%
                          (k)                             22.13%        n/a         n/a         1.46%
                          (l)                             22.01%        n/a         n/a         1.36%
                          (m)                             21.89%        n/a         n/a         1.26%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                             11.98%        n/a         n/a         1.88%
                          (b)                             11.82%        n/a         n/a         1.73%
                          (c)                             11.70%        n/a         n/a         1.63%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (d)                             11.59%        n/a         n/a         1.53%
                          (e)                             11.54%        n/a         n/a         1.48%
                          (f)                             11.43%        n/a         n/a         1.38%
                          (g)                             11.31%        n/a         n/a         1.28%
                          (h)                             11.26%        n/a         n/a         1.23%
                          (i)                             11.15%        n/a         n/a         1.12%
                          (j)                             11.04%        n/a         n/a         1.02%
                          (k)                             10.98%        n/a         n/a         0.97%
                          (l)                             10.87%        n/a         n/a         0.87%
                          (m)                             10.76%        n/a         n/a         0.77%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             18.39%        n/a         n/a        -11.63%
                          (b)                             18.22%        n/a         n/a        -11.76%
                          (c)                             18.10%        n/a         n/a        -11.85%
                          (d)                             17.98%        n/a         n/a        -11.94%
                          (e)                             17.92%        n/a         n/a        -11.98%
                          (f)                             17.81%        n/a         n/a        -12.07%
                          (g)                             17.69%        n/a         n/a        -12.16%
                          (h)                             17.63%        n/a         n/a        -12.20%
                          (i)                             17.51%        n/a         n/a        -12.29%
                          (j)                             17.39%        n/a         n/a        -12.38%
                          (k)                             17.33%        n/a         n/a        -12.42%
                          (l)                             17.22%        n/a         n/a        -12.51%
                          (m)                             17.10%        n/a         n/a        -12.60%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             32.47%        n/a         n/a        -12.17%
                          (b)                             32.28%        n/a         n/a        -12.30%
                          (c)                             32.15%        n/a         n/a        -12.39%
                          (d)                             32.02%        n/a         n/a        -12.48%
                          (e)                             31.95%        n/a         n/a        -12.52%
                          (f)                             31.82%        n/a         n/a        -12.61%
                          (g)                             31.69%        n/a         n/a        -12.69%
                          (h)                             31.62%        n/a         n/a        -12.74%
                          (i)                             31.49%        n/a         n/a        -12.83%
                          (j)                             31.36%        n/a         n/a        -12.91%
                          (k)                             31.29%        n/a         n/a        -12.96%
                          (l)                             31.16%        n/a         n/a        -13.04%
                          (m)                             31.03%        n/a         n/a        -13.13%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             20.73%        n/a         n/a        -3.35%
                          (b)                             20.55%        n/a         n/a        -3.49%
                          (c)                             20.43%        n/a         n/a        -3.59%
                          (d)                             20.31%        n/a         n/a        -3.68%
                          (e)                             20.25%        n/a         n/a        -3.73%
                          (f)                             20.13%        n/a         n/a        -3.83%
                          (g)                             20.01%        n/a         n/a        -3.92%
                          (h)                             19.95%        n/a         n/a        -3.97%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             19.83%        n/a         n/a        -4.07%
                          (j)                             19.71%        n/a         n/a        -4.16%
                          (k)                             19.65%        n/a         n/a        -4.21%
                          (l)                             19.53%        n/a         n/a        -4.31%
                          (m)                             19.41%        n/a         n/a        -4.40%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             34.51%        n/a         n/a        -2.77%
                          (b)                             34.32%        n/a         n/a        -2.91%
                          (c)                             34.19%        n/a         n/a        -3.01%
                          (d)                             34.05%        n/a         n/a        -3.10%
                          (e)                             33.98%        n/a         n/a        -3.15%
                          (f)                             33.85%        n/a         n/a        -3.25%
                          (g)                             33.72%        n/a         n/a        -3.35%
                          (h)                             33.65%        n/a         n/a        -3.39%
                          (i)                             33.52%        n/a         n/a        -3.49%
                          (j)                             33.38%        n/a         n/a        -3.59%
                          (k)                             33.32%        n/a         n/a        -3.64%
                          (l)                             33.18%        n/a         n/a        -3.73%
                          (m)                             33.05%        n/a         n/a        -3.83%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             31.39%        n/a         n/a        -1.15%
                          (b)                             31.20%        n/a         n/a        -1.29%
                          (c)                             31.07%        n/a         n/a        -1.39%
                          (d)                             30.94%        n/a         n/a        -1.49%
                          (e)                             30.87%        n/a         n/a        -1.54%
                          (f)                             30.74%        n/a         n/a        -1.64%
                          (g)                             30.61%        n/a         n/a        -1.74%
                          (h)                             30.54%        n/a         n/a        -1.79%
                          (i)                             30.41%        n/a         n/a        -1.88%
                          (j)                             30.28%        n/a         n/a        -1.98%
                          (k)                             30.21%        n/a         n/a        -2.03%
                          (l)                             30.09%        n/a         n/a        -2.13%
                          (m)                             29.96%        n/a         n/a        -2.23%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             22.80%        n/a         n/a         1.26%
                          (b)                             22.62%        n/a         n/a         1.11%
                          (c)                             22.50%        n/a         n/a         1.01%
                          (d)                             22.37%        n/a         n/a         0.90%
                          (e)                             22.31%        n/a         n/a         0.85%
                          (f)                             22.19%        n/a         n/a         0.75%
                          (g)                             22.07%        n/a         n/a         0.65%
                          (h)                             22.01%        n/a         n/a         0.60%
                          (i)                             21.88%        n/a         n/a         0.50%
                          (j)                             21.76%        n/a         n/a         0.40%
                          (k)                             21.70%        n/a         n/a         0.35%
                          (l)                             21.58%        n/a         n/a         0.25%
                          (m)                             21.46%        n/a         n/a         0.15%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             28.69%        n/a         n/a         0.57%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             28.50%        n/a         n/a         0.42%
                          (c)                             28.37%        n/a         n/a         0.32%
                          (d)                             28.24%        n/a         n/a         0.22%
                          (e)                             28.18%        n/a         n/a         0.17%
                          (f)                             28.05%        n/a         n/a         0.07%
                          (g)                             27.92%        n/a         n/a        -0.03%
                          (h)                             27.86%        n/a         n/a        -0.08%
                          (i)                             27.73%        n/a         n/a        -0.18%
                          (j)                             27.60%        n/a         n/a        -0.28%
                          (k)                             27.54%        n/a         n/a        -0.33%
                          (l)                             27.41%        n/a         n/a        -0.43%
                          (m)                             27.28%        n/a         n/a        -0.53%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             21.90%        n/a         n/a         8.88%
                          (b)                             21.72%        n/a         n/a         8.72%
                          (c)                             21.60%        n/a         n/a         8.61%
                          (d)                             21.48%        n/a         n/a         8.50%
                          (e)                             21.42%        n/a         n/a         8.45%
                          (f)                             21.29%        n/a         n/a         8.34%
                          (g)                             21.17%        n/a         n/a         8.23%
                          (h)                             21.11%        n/a         n/a         8.18%
                          (i)                             20.99%        n/a         n/a         8.07%
                          (j)                             20.87%        n/a         n/a         7.96%
                          (k)                             20.81%        n/a         n/a         7.91%
                          (l)                             20.69%        n/a         n/a         7.80%
                          (m)                             20.57%        n/a         n/a         7.69%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             43.30%        n/a         n/a         0.46%
                          (b)                             43.10%        n/a         n/a         0.31%
                          (c)                             42.95%        n/a         n/a         0.21%
                          (d)                             42.81%        n/a         n/a         0.11%
                          (e)                             42.74%        n/a         n/a         0.06%
                          (f)                             42.60%        n/a         n/a        -0.04%
                          (g)                             42.45%        n/a         n/a        -0.14%
                          (h)                             42.38%        n/a         n/a        -0.19%
                          (i)                             42.24%        n/a         n/a        -0.29%
                          (j)                             42.10%        n/a         n/a        -0.39%
                          (k)                             42.03%        n/a         n/a        -0.44%
                          (l)                             41.88%        n/a         n/a        -0.54%
                          (m)                             41.74%        n/a         n/a        -0.64%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             25.43%        n/a         n/a         1.26%
                          (b)                             25.25%        n/a         n/a         1.11%
                          (c)                             25.12%        n/a         n/a         1.01%
                          (d)                             25.00%        n/a         n/a         0.91%
                          (e)                             24.93%        n/a         n/a         0.86%
                          (f)                             24.81%        n/a         n/a         0.76%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (g)                             24.68%        n/a         n/a         0.66%
                          (h)                             24.62%        n/a         n/a         0.61%
                          (i)                             24.50%        n/a         n/a         0.51%
                          (j)                             24.37%        n/a         n/a         0.41%
                          (k)                             24.31%        n/a         n/a         0.36%
                          (l)                             24.19%        n/a         n/a         0.26%
                          (m)                             24.06%        n/a         n/a         0.16%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             26.56%        n/a         n/a         1.40%
                          (b)                             26.38%        n/a         n/a         1.25%
                          (c)                             26.25%        n/a         n/a         1.15%
                          (d)                             26.12%        n/a         n/a         1.05%
                          (e)                             26.06%        n/a         n/a         1.00%
                          (f)                             25.93%        n/a         n/a         0.90%
                          (g)                             25.81%        n/a         n/a         0.80%
                          (h)                             25.74%        n/a         n/a         0.75%
                          (i)                             25.62%        n/a         n/a         0.65%
                          (j)                             25.49%        n/a         n/a         0.55%
                          (k)                             25.43%        n/a         n/a         0.50%
                          (l)                             25.31%        n/a         n/a         0.40%
                          (m)                             25.18%        n/a         n/a         0.30%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             30.41%        n/a         n/a        -0.55%
                          (b)                             30.22%        n/a         n/a        -0.70%
                          (c)                             30.09%        n/a         n/a        -0.80%
                          (d)                             29.96%        n/a         n/a        -0.90%
                          (e)                             29.89%        n/a         n/a        -0.95%
                          (f)                             29.76%        n/a         n/a        -1.05%
                          (g)                             29.63%        n/a         n/a        -1.15%
                          (h)                             29.57%        n/a         n/a        -1.19%
                          (i)                             29.44%        n/a         n/a        -1.29%
                          (j)                             29.31%        n/a         n/a        -1.39%
                          (k)                             29.24%        n/a         n/a        -1.44%
                          (l)                             29.11%        n/a         n/a        -1.54%
                          (m)                             28.98%        n/a         n/a        -1.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             30.45%        n/a         n/a         5.04%
                          (b)                             30.26%        n/a         n/a         4.88%
                          (c)                             30.13%        n/a         n/a         4.78%
                          (d)                             30.00%        n/a         n/a         4.67%
                          (e)                             29.93%        n/a         n/a         4.62%
                          (f)                             29.80%        n/a         n/a         4.52%
                          (g)                             29.67%        n/a         n/a         4.41%
                          (h)                             29.61%        n/a         n/a         4.36%
                          (i)                             29.48%        n/a         n/a         4.26%
                          (j)                             29.35%        n/a         n/a         4.15%
                          (k)                             29.28%        n/a         n/a         4.10%
                          (l)                             29.16%        n/a         n/a         3.99%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (m)                             29.03%        n/a         n/a         3.89%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             23.00%        n/a         n/a        -2.43%
                          (b)                             22.82%        n/a         n/a        -2.58%
                          (c)                             22.70%        n/a         n/a        -2.67%
                          (d)                             22.57%        n/a         n/a        -2.77%
                          (e)                             22.51%        n/a         n/a        -2.82%
                          (f)                             22.39%        n/a         n/a        -2.92%
                          (g)                             22.26%        n/a         n/a        -3.01%
                          (h)                             22.20%        n/a         n/a        -3.06%
                          (i)                             22.08%        n/a         n/a        -3.16%
                          (j)                             21.96%        n/a         n/a        -3.26%
                          (k)                             21.90%        n/a         n/a        -3.30%
                          (l)                             21.78%        n/a         n/a        -3.40%
                          (m)                             21.66%        n/a         n/a        -3.50%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             50.65%       6.24%        n/a        -4.87%
                          (b)                             50.43%       6.08%        n/a        -5.01%
                          (c)                             50.28%       5.98%        n/a        -5.10%
                          (d)                             50.13%       5.87%        n/a        -5.20%
                          (e)                             50.05%       5.82%        n/a        -5.25%
                          (f)                             49.90%       5.71%        n/a        -5.34%
                          (g)                             49.75%       5.61%        n/a        -5.44%
                          (h)                             49.68%       5.55%        n/a        -5.48%
                          (i)                             49.53%       5.45%        n/a        -5.58%
                          (j)                             49.38%       5.34%        n/a        -5.67%
                          (k)                             49.31%       5.29%        n/a        -5.72%
                          (l)                             49.16%       5.19%        n/a        -5.81%
                          (m)                             49.01%       5.08%        n/a        -5.91%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        22.23%
                          (b)                               n/a         n/a         n/a        22.06%
                          (c)                               n/a         n/a         n/a        21.94%
                          (d)                               n/a         n/a         n/a        21.83%
                          (e)                               n/a         n/a         n/a        21.77%
                          (f)                               n/a         n/a         n/a        21.65%
                          (g)                               n/a         n/a         n/a        21.53%
                          (h)                               n/a         n/a         n/a        21.47%
                          (i)                               n/a         n/a         n/a        21.36%
                          (j)                               n/a         n/a         n/a        21.24%
                          (k)                               n/a         n/a         n/a        21.18%
                          (l)                               n/a         n/a         n/a        21.07%
                          (m)                               n/a         n/a         n/a        20.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        18.97%
                          (b)                               n/a         n/a         n/a        18.81%
                          (c)                               n/a         n/a         n/a        18.69%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (d)                               n/a         n/a         n/a        18.58%
                          (e)                               n/a         n/a         n/a        18.52%
                          (f)                               n/a         n/a         n/a        18.41%
                          (g)                               n/a         n/a         n/a        18.29%
                          (h)                               n/a         n/a         n/a        18.24%
                          (i)                               n/a         n/a         n/a        18.12%
                          (j)                               n/a         n/a         n/a        18.01%
                          (k)                               n/a         n/a         n/a        17.95%
                          (l)                               n/a         n/a         n/a        17.84%
                          (m)                               n/a         n/a         n/a        17.72%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        20.94%
                          (b)                               n/a         n/a         n/a        20.77%
                          (c)                               n/a         n/a         n/a        20.65%
                          (d)                               n/a         n/a         n/a        20.53%
                          (e)                               n/a         n/a         n/a        20.48%
                          (f)                               n/a         n/a         n/a        20.36%
                          (g)                               n/a         n/a         n/a        20.24%
                          (h)                               n/a         n/a         n/a        20.18%
                          (i)                               n/a         n/a         n/a        20.07%
                          (j)                               n/a         n/a         n/a        19.95%
                          (k)                               n/a         n/a         n/a        19.90%
                          (l)                               n/a         n/a         n/a        19.78%
                          (m)                               n/a         n/a         n/a        19.66%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a         5.65%
                          (b)                               n/a         n/a         n/a         5.61%
                          (c)                               n/a         n/a         n/a         5.58%
                          (d)                               n/a         n/a         n/a         5.55%
                          (e)                               n/a         n/a         n/a         5.54%
                          (f)                               n/a         n/a         n/a         5.51%
                          (g)                               n/a         n/a         n/a         5.48%
                          (h)                               n/a         n/a         n/a         5.46%
                          (i)                               n/a         n/a         n/a         5.43%
                          (j)                               n/a         n/a         n/a         5.41%
                          (k)                               n/a         n/a         n/a         5.39%
                          (l)                               n/a         n/a         n/a         5.36%
                          (m)                               n/a         n/a         n/a         5.33%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             18.65%       -1.21%      6.55%        8.12%
                          (b)                             18.47%       -1.36%      6.39%        7.96%
                          (c)                             18.36%       -1.45%      6.29%        7.85%
                          (d)                             18.24%       -1.55%      6.18%        7.74%
                          (e)                             18.18%       -1.60%      6.13%        7.69%
                          (f)                             18.06%       -1.70%      6.02%        7.58%
                          (g)                             17.94%       -1.80%      5.92%        7.47%
                          (h)                             17.88%       -1.85%      5.86%        7.42%
                          (i)                             17.76%       -1.95%      5.76%        7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             17.65%       -2.04%      5.65%        7.20%
                          (k)                             17.59%       -2.09%      5.60%        7.15%
                          (l)                             17.47%       -2.19%      5.49%        7.04%
                          (m)                             17.35%       -2.29%      5.39%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             19.94%       -4.81%       n/a        -1.14%
                          (b)                             19.76%       -4.96%       n/a        -1.28%
                          (c)                             19.64%       -5.05%       n/a        -1.38%
                          (d)                             19.53%       -5.15%       n/a        -1.48%
                          (e)                             19.47%       -5.19%       n/a        -1.53%
                          (f)                             19.35%       -5.29%       n/a        -1.63%
                          (g)                             19.23%       -5.38%       n/a        -1.73%
                          (h)                             19.17%       -5.43%       n/a        -1.78%
                          (i)                             19.05%       -5.53%       n/a        -1.87%
                          (j)                             18.93%       -5.62%       n/a        -1.97%
                          (k)                             18.87%       -5.67%       n/a        -2.02%
                          (l)                             18.75%       -5.76%       n/a        -2.12%
                          (m)                             18.63%       -5.86%       n/a        -2.22%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             23.41%       -8.57%      4.54%        6.56%
                          (b)                             23.23%       -8.71%      4.38%        6.40%
                          (c)                             23.10%       -8.80%      4.28%        6.29%
                          (d)                             22.98%       -8.89%      4.18%        6.18%
                          (e)                             22.92%       -8.94%      4.12%        6.13%
                          (f)                             22.80%       -9.03%      4.02%        6.02%
                          (g)                             22.68%       -9.12%      3.92%        5.92%
                          (h)                             22.62%       -9.16%      3.86%        5.87%
                          (i)                             22.49%       -9.25%      3.76%        5.76%
                          (j)                             22.37%       -9.35%      3.66%        5.65%
                          (k)                             22.31%       -9.39%      3.61%        5.60%
                          (l)                             22.19%       -9.48%      3.50%        5.50%
                          (m)                             22.07%       -9.57%      3.40%        5.39%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a        12.66%
                          (b)                               n/a         n/a         n/a        12.62%
                          (c)                               n/a         n/a         n/a        12.59%
                          (d)                               n/a         n/a         n/a        12.56%
                          (e)                               n/a         n/a         n/a        12.54%
                          (f)                               n/a         n/a         n/a        12.51%
                          (g)                               n/a         n/a         n/a        12.48%
                          (h)                               n/a         n/a         n/a        12.46%
                          (i)                               n/a         n/a         n/a        12.43%
                          (j)                               n/a         n/a         n/a        12.40%
                          (k)                               n/a         n/a         n/a        12.39%
                          (l)                               n/a         n/a         n/a        12.36%
                          (m)                               n/a         n/a         n/a        12.32%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             44.60%       3.95%       6.22%        7.77%
                          (b)                             44.39%       3.80%       6.06%        7.61%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (c)                             44.25%       3.69%       5.96%        7.50%
                          (d)                             44.10%       3.59%       5.85%        7.39%
                          (e)                             44.03%       3.54%       5.80%        7.34%
                          (f)                             43.89%       3.44%       5.69%        7.23%
                          (g)                             43.74%       3.33%       5.59%        7.12%
                          (h)                             43.67%       3.28%       5.53%        7.07%
                          (i)                             43.53%       3.18%       5.43%        6.96%
                          (j)                             43.38%       3.07%       5.32%        6.85%
                          (k)                             43.31%       3.02%       5.27%        6.80%
                          (l)                             43.17%       2.92%       5.16%        6.69%
                          (m)                             43.02%       2.82%       5.06%        6.59%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             52.04%       7.00%        n/a         4.97%
                          (b)                             51.83%       6.84%        n/a         4.82%
                          (c)                             51.67%       6.73%        n/a         4.71%
                          (d)                             51.52%       6.63%        n/a         4.61%
                          (e)                             51.44%       6.57%        n/a         4.56%
                          (f)                             51.29%       6.47%        n/a         4.45%
                          (g)                             51.14%       6.36%        n/a         4.35%
                          (h)                             51.07%       6.31%        n/a         4.29%
                          (i)                             50.92%       6.20%        n/a         4.19%
                          (j)                             50.76%       6.09%        n/a         4.09%
                          (k)                             50.69%       6.04%        n/a         4.03%
                          (l)                             50.54%       5.93%        n/a         3.93%
                          (m)                             50.39%       5.83%        n/a         3.83%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         9.88%
                          (b)                               n/a         n/a         n/a         9.84%
                          (c)                               n/a         n/a         n/a         9.81%
                          (d)                               n/a         n/a         n/a         9.78%
                          (e)                               n/a         n/a         n/a         9.76%
                          (f)                               n/a         n/a         n/a         9.73%
                          (g)                               n/a         n/a         n/a         9.70%
                          (h)                               n/a         n/a         n/a         9.69%
                          (i)                               n/a         n/a         n/a         9.66%
                          (j)                               n/a         n/a         n/a         9.63%
                          (k)                               n/a         n/a         n/a         9.61%
                          (l)                               n/a         n/a         n/a         9.58%
                          (m)                               n/a         n/a         n/a         9.55%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             46.98%       1.73%       5.72%        6.92%
                          (b)                             46.76%       1.58%       5.56%        6.76%
                          (c)                             46.61%       1.47%       5.45%        6.65%
                          (d)                             46.46%       1.37%       5.35%        6.54%
                          (e)                             46.39%       1.32%       5.29%        6.49%
                          (f)                             46.24%       1.22%       5.19%        6.38%
                          (g)                             46.10%       1.12%       5.08%        6.28%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (h)                             46.02%       1.07%       5.03%        6.23%
                          (i)                             45.88%       0.97%       4.93%        6.12%
                          (j)                             45.73%       0.87%       4.82%        6.01%
                          (k)                             45.66%       0.82%       4.77%        5.96%
                          (l)                             45.51%       0.72%       4.66%        5.85%
                          (m)                             45.37%       0.61%       4.56%        5.75%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             47.19%       9.68%        n/a         6.53%
                          (b)                             46.98%       9.52%        n/a         6.38%
                          (c)                             46.83%       9.41%        n/a         6.27%
                          (d)                             46.68%       9.30%        n/a         6.16%
                          (e)                             46.61%       9.25%        n/a         6.11%
                          (f)                             46.46%       9.14%        n/a         6.00%
                          (g)                             46.32%       9.03%        n/a         5.90%
                          (h)                             46.24%       8.97%        n/a         5.84%
                          (i)                             46.10%       8.87%        n/a         5.74%
                          (j)                             45.95%       8.76%        n/a         5.63%
                          (k)                             45.88%       8.70%        n/a         5.58%
                          (l)                             45.73%       8.59%        n/a         5.47%
                          (m)                             45.59%       8.48%        n/a         5.37%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             25.09%       -1.60%       n/a         7.64%
                          (b)                             24.90%       -1.74%       n/a         7.48%
                          (c)                             24.78%       -1.84%       n/a         7.38%
                          (d)                             24.65%       -1.94%       n/a         7.27%
                          (e)                             24.59%       -1.99%       n/a         7.21%
                          (f)                             24.47%       -2.09%       n/a         7.11%
                          (g)                             24.34%       -2.18%       n/a         7.00%
                          (h)                             24.28%       -2.23%       n/a         6.95%
                          (i)                             24.16%       -2.33%       n/a         6.84%
                          (j)                             24.03%       -2.43%       n/a         6.73%
                          (k)                             23.97%       -2.48%       n/a         6.68%
                          (l)                             23.84%       -2.57%       n/a         6.57%
                          (m)                             23.72%       -2.67%       n/a         6.47%

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                             -3.21%       4.60%       4.72%        6.21%
                          (b)                             -3.36%       4.44%       4.57%        6.05%
                          (c)                             -3.47%       4.34%       4.46%        5.95%
                          (d)                             -3.57%       4.23%       4.36%        5.84%
                          (e)                             -3.62%       4.18%       4.30%        5.79%
                          (f)                             -3.73%       4.07%       4.20%        5.68%
                          (g)                             -3.83%       3.97%       4.10%        5.58%
                          (h)                             -3.88%       3.92%       4.04%        5.52%
                          (i)                             -3.98%       3.81%       3.94%        5.42%
                          (j)                             -4.09%       3.71%       3.84%        5.31%
                          (k)                             -4.14%       3.66%       3.78%        5.26%
                          (l)                             -4.24%       3.56%       3.68%        5.16%
                          (m)                             -4.34%       3.45%       3.58%        5.05%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             25.60%       7.15%        n/a         8.01%
                          (b)                             25.40%       6.99%        n/a         7.85%
                          (c)                             25.27%       6.88%        n/a         7.74%
                          (d)                             25.14%       6.78%        n/a         7.63%
                          (e)                             25.07%       6.72%        n/a         7.58%
                          (f)                             24.94%       6.62%        n/a         7.47%
                          (g)                             24.80%       6.51%        n/a         7.36%
                          (h)                             24.74%       6.46%        n/a         7.31%
                          (i)                             24.61%       6.35%        n/a         7.20%
                          (j)                             24.48%       6.25%        n/a         7.10%
                          (k)                             24.41%       6.19%        n/a         7.04%
                          (l)                             24.28%       6.09%        n/a         6.93%
                          (m)                             24.15%       5.98%        n/a         6.83%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             19.15%       -2.48%      8.85%        8.83%
                          (b)                             18.96%       -2.62%      8.68%        8.67%
                          (c)                             18.84%       -2.72%      8.58%        8.56%
                          (d)                             18.71%       -2.82%      8.47%        8.45%
                          (e)                             18.65%       -2.87%      8.41%        8.40%
                          (f)                             18.52%       -2.96%      8.31%        8.29%
                          (g)                             18.40%       -3.06%      8.20%        8.18%
                          (h)                             18.34%       -3.11%      8.14%        8.13%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             18.21%       -3.21%      8.03%        8.02%
                          (j)                             18.09%       -3.30%      7.93%        7.91%
                          (k)                             18.02%       -3.35%      7.87%        7.86%
                          (l)                             17.90%       -3.45%      7.76%        7.75%
                          (m)                             17.77%       -3.55%      7.66%        7.64%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -7.90%       1.70%       2.48%        3.19%
                          (b)                             -8.05%       1.55%       2.32%        3.03%
                          (c)                             -8.15%       1.44%       2.22%        2.93%
                          (d)                             -8.25%       1.34%       2.12%        2.83%
                          (e)                             -8.30%       1.29%       2.07%        2.78%
                          (f)                             -8.40%       1.19%       1.97%        2.67%
                          (g)                             -8.50%       1.09%       1.86%        2.57%
                          (h)                             -8.55%       1.04%       1.81%        2.52%
                          (i)                             -8.65%       0.94%       1.71%        2.42%
                          (j)                             -8.74%       0.84%       1.61%        2.32%
                          (k)                             -8.79%       0.79%       1.56%        2.26%
                          (l)                             -8.89%       0.69%       1.46%        2.16%
                          (m)                             -8.99%       0.59%       1.36%        2.06%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                             -4.39%       5.67%       5.49%        6.59%
                          (b)                             -4.54%       5.51%       5.33%        6.43%
                          (c)                             -4.64%       5.40%       5.22%        6.32%
                          (d)                             -4.75%       5.30%       5.12%        6.22%
                          (e)                             -4.80%       5.25%       5.07%        6.16%
                          (f)                             -4.90%       5.14%       4.96%        6.06%
                          (g)                             -5.00%       5.04%       4.86%        5.95%
                          (h)                             -5.05%       4.98%       4.80%        5.90%
                          (i)                             -5.15%       4.88%       4.70%        5.79%
                          (j)                             -5.26%       4.77%       4.59%        5.69%
                          (k)                             -5.31%       4.72%       4.54%        5.63%
                          (l)                             -5.41%       4.62%       4.44%        5.53%
                          (m)                             -5.51%       4.51%       4.33%        5.42%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             33.11%       13.39%       n/a         8.40%
                          (b)                             32.90%       13.22%       n/a         8.24%
                          (c)                             32.76%       13.11%       n/a         8.13%
                          (d)                             32.62%       13.00%       n/a         8.02%
                          (e)                             32.55%       12.94%       n/a         7.97%
                          (f)                             32.41%       12.83%       n/a         7.86%
                          (g)                             32.27%       12.72%       n/a         7.75%
                          (h)                             32.20%       12.66%       n/a         7.70%
                          (i)                             32.06%       12.55%       n/a         7.59%
                          (j)                             31.92%       12.44%       n/a         7.48%
                          (k)                             31.85%       12.38%       n/a         7.43%
                          (l)                             31.72%       12.27%       n/a         7.32%
                          (m)                             31.58%       12.15%       n/a         7.21%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             17.48%        n/a         n/a        -7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             17.29%        n/a         n/a        -7.46%
                          (c)                             17.17%        n/a         n/a        -7.56%
                          (d)                             17.05%        n/a         n/a        -7.66%
                          (e)                             16.98%        n/a         n/a        -7.71%
                          (f)                             16.86%        n/a         n/a        -7.81%
                          (g)                             16.73%        n/a         n/a        -7.91%
                          (h)                             16.67%        n/a         n/a        -7.96%
                          (i)                             16.55%        n/a         n/a        -8.06%
                          (j)                             16.43%        n/a         n/a        -8.16%
                          (k)                             16.36%        n/a         n/a        -8.21%
                          (l)                             16.24%        n/a         n/a        -8.31%
                          (m)                             16.12%        n/a         n/a        -8.41%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              7.44%        n/a         n/a        -5.17%
                          (b)                              7.26%        n/a         n/a        -5.32%
                          (c)                              7.15%        n/a         n/a        -5.42%
                          (d)                              7.04%        n/a         n/a        -5.53%
                          (e)                              6.98%        n/a         n/a        -5.58%
                          (f)                              6.86%        n/a         n/a        -5.68%
                          (g)                              6.75%        n/a         n/a        -5.78%
                          (h)                              6.69%        n/a         n/a        -5.83%
                          (i)                              6.58%        n/a         n/a        -5.93%
                          (j)                              6.47%        n/a         n/a        -6.03%
                          (k)                              6.41%        n/a         n/a        -6.08%
                          (l)                              6.30%        n/a         n/a        -6.19%
                          (m)                              6.18%        n/a         n/a        -6.29%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             28.27%        n/a         n/a        -4.47%
                          (b)                             28.07%        n/a         n/a        -4.62%
                          (c)                             27.94%        n/a         n/a        -4.73%
                          (d)                             27.80%        n/a         n/a        -4.83%
                          (e)                             27.73%        n/a         n/a        -4.88%
                          (f)                             27.60%        n/a         n/a        -4.98%
                          (g)                             27.46%        n/a         n/a        -5.09%
                          (h)                             27.40%        n/a         n/a        -5.14%
                          (i)                             27.26%        n/a         n/a        -5.24%
                          (j)                             27.13%        n/a         n/a        -5.34%
                          (k)                             27.06%        n/a         n/a        -5.39%
                          (l)                             26.93%        n/a         n/a        -5.49%
                          (m)                             26.79%        n/a         n/a        -5.60%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             15.98%        n/a         n/a        -7.61%
                          (b)                             15.80%        n/a         n/a        -7.76%
                          (c)                             15.68%        n/a         n/a        -7.86%
                          (d)                             15.56%        n/a         n/a        -7.96%
                          (e)                             15.49%        n/a         n/a        -8.01%
                          (f)                             15.37%        n/a         n/a        -8.11%
                          (g)                             15.25%        n/a         n/a        -8.21%
                          (h)                             15.19%        n/a         n/a        -8.26%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             15.07%        n/a         n/a        -8.36%
                          (j)                             14.94%        n/a         n/a        -8.46%
                          (k)                             14.88%        n/a         n/a        -8.51%
                          (l)                             14.76%        n/a         n/a        -8.61%
                          (m)                             14.64%        n/a         n/a        -8.71%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             20.28%        n/a         n/a        -1.61%
                          (b)                             20.09%        n/a         n/a        -1.77%
                          (c)                             19.96%        n/a         n/a        -1.87%
                          (d)                             19.84%        n/a         n/a        -1.98%
                          (e)                             19.77%        n/a         n/a        -2.03%
                          (f)                             19.64%        n/a         n/a        -2.13%
                          (g)                             19.52%        n/a         n/a        -2.24%
                          (h)                             19.45%        n/a         n/a        -2.29%
                          (i)                             19.33%        n/a         n/a        -2.40%
                          (j)                             19.20%        n/a         n/a        -2.50%
                          (k)                             19.14%        n/a         n/a        -2.55%
                          (l)                             19.01%        n/a         n/a        -2.66%
                          (m)                             18.89%        n/a         n/a        -2.76%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             15.95%        n/a         n/a        -5.73%
                          (b)                             15.77%        n/a         n/a        -5.88%
                          (c)                             15.64%        n/a         n/a        -5.98%
                          (d)                             15.52%        n/a         n/a        -6.09%
                          (e)                             15.46%        n/a         n/a        -6.14%
                          (f)                             15.34%        n/a         n/a        -6.24%
                          (g)                             15.21%        n/a         n/a        -6.34%
                          (h)                             15.15%        n/a         n/a        -6.39%
                          (i)                             15.03%        n/a         n/a        -6.49%
                          (j)                             14.91%        n/a         n/a        -6.59%
                          (k)                             14.85%        n/a         n/a        -6.64%
                          (l)                             14.73%        n/a         n/a        -6.74%
                          (m)                             14.61%        n/a         n/a        -6.84%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             19.91%        n/a         n/a         1.40%
                          (b)                             19.72%        n/a         n/a         1.24%
                          (c)                             19.59%        n/a         n/a         1.13%
                          (d)                             19.46%        n/a         n/a         1.03%
                          (e)                             19.40%        n/a         n/a         0.97%
                          (f)                             19.27%        n/a         n/a         0.86%
                          (g)                             19.15%        n/a         n/a         0.76%
                          (h)                             19.08%        n/a         n/a         0.70%
                          (i)                             18.96%        n/a         n/a         0.59%
                          (j)                             18.83%        n/a         n/a         0.49%
                          (k)                             18.77%        n/a         n/a         0.43%
                          (l)                             18.64%        n/a         n/a         0.33%
                          (m)                             18.52%        n/a         n/a         0.22%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE CLASS 2                                                        2/1/00
                          (a)                             19.30%        n/a         n/a        -4.00%
                          (b)                             19.11%        n/a         n/a        -4.15%
                          (c)                             18.99%        n/a         n/a        -4.25%
                          (d)                             18.86%        n/a         n/a        -4.35%
                          (e)                             18.80%        n/a         n/a        -4.41%
                          (f)                             18.67%        n/a         n/a        -4.51%
                          (g)                             18.55%        n/a         n/a        -4.61%
                          (h)                             18.48%        n/a         n/a        -4.66%
                          (i)                             18.36%        n/a         n/a        -4.76%
                          (j)                             18.23%        n/a         n/a        -4.87%
                          (k)                             18.17%        n/a         n/a        -4.92%
                          (l)                             18.04%        n/a         n/a        -5.02%
                          (m)                             17.92%        n/a         n/a        -5.12%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             21.11%        n/a         n/a         0.74%
                          (b)                             20.91%        n/a         n/a         0.58%
                          (c)                             20.79%        n/a         n/a         0.47%
                          (d)                             20.66%        n/a         n/a         0.36%
                          (e)                             20.60%        n/a         n/a         0.31%
                          (f)                             20.47%        n/a         n/a         0.20%
                          (g)                             20.34%        n/a         n/a         0.10%
                          (h)                             20.28%        n/a         n/a         0.04%
                          (i)                             20.15%        n/a         n/a        -0.06%
                          (j)                             20.02%        n/a         n/a        -0.17%
                          (k)                             19.96%        n/a         n/a        -0.22%
                          (l)                             19.83%        n/a         n/a        -0.33%
                          (m)                             19.70%        n/a         n/a        -0.43%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             29.21%        n/a         n/a         8.79%
                          (b)                             29.01%        n/a         n/a         8.62%
                          (c)                             28.87%        n/a         n/a         8.50%
                          (d)                             28.73%        n/a         n/a         8.39%
                          (e)                             28.67%        n/a         n/a         8.33%
                          (f)                             28.53%        n/a         n/a         8.22%
                          (g)                             28.39%        n/a         n/a         8.11%
                          (h)                             28.33%        n/a         n/a         8.05%
                          (i)                             28.19%        n/a         n/a         7.94%
                          (j)                             28.06%        n/a         n/a         7.82%
                          (k)                             27.99%        n/a         n/a         7.77%
                          (l)                             27.85%        n/a         n/a         7.66%
                          (m)                             27.72%        n/a         n/a         7.54%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             28.22%        n/a         n/a        -13.18%
                          (b)                             28.02%        n/a         n/a        -13.32%
                          (c)                             27.88%        n/a         n/a        -13.42%
                          (d)                             27.75%        n/a         n/a        -13.51%
                          (e)                             27.68%        n/a         n/a        -13.56%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (f)                             27.54%        n/a         n/a        -13.65%
                          (g)                             27.41%        n/a         n/a        -13.75%
                          (h)                             27.34%        n/a         n/a        -13.80%
                          (i)                             27.21%        n/a         n/a        -13.89%
                          (j)                             27.07%        n/a         n/a        -13.99%
                          (k)                             27.00%        n/a         n/a        -14.03%
                          (l)                             26.87%        n/a         n/a        -14.13%
                          (m)                             26.74%        n/a         n/a        -14.22%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             18.07%        n/a         n/a        -2.77%
                          (b)                             17.88%        n/a         n/a        -2.93%
                          (c)                             17.76%        n/a         n/a        -3.03%
                          (d)                             17.63%        n/a         n/a        -3.14%
                          (e)                             17.57%        n/a         n/a        -3.19%
                          (f)                             17.44%        n/a         n/a        -3.29%
                          (g)                             17.32%        n/a         n/a        -3.40%
                          (h)                             17.26%        n/a         n/a        -3.45%
                          (i)                             17.13%        n/a         n/a        -3.55%
                          (j)                             17.01%        n/a         n/a        -3.65%
                          (k)                             16.95%        n/a         n/a        -3.71%
                          (l)                             16.82%        n/a         n/a        -3.81%
                          (m)                             16.70%        n/a         n/a        -3.91%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             16.30%        n/a         n/a        -1.76%
                          (b)                             16.11%        n/a         n/a        -1.91%
                          (c)                             15.99%        n/a         n/a        -2.02%
                          (d)                             15.87%        n/a         n/a        -2.12%
                          (e)                             15.81%        n/a         n/a        -2.18%
                          (f)                             15.68%        n/a         n/a        -2.28%
                          (g)                             15.56%        n/a         n/a        -2.39%
                          (h)                             15.50%        n/a         n/a        -2.44%
                          (i)                             15.38%        n/a         n/a        -2.54%
                          (j)                             15.25%        n/a         n/a        -2.65%
                          (k)                             15.19%        n/a         n/a        -2.70%
                          (l)                             15.07%        n/a         n/a        -2.80%
                          (m)                             14.95%        n/a         n/a        -2.91%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              5.04%        n/a         n/a        -2.26%
                          (b)                              4.87%        n/a         n/a        -2.42%
                          (c)                              4.76%        n/a         n/a        -2.52%
                          (d)                              4.65%        n/a         n/a        -2.63%
                          (e)                              4.59%        n/a         n/a        -2.68%
                          (f)                              4.48%        n/a         n/a        -2.79%
                          (g)                              4.37%        n/a         n/a        -2.89%
                          (h)                              4.31%        n/a         n/a        -2.94%
                          (i)                              4.20%        n/a         n/a        -3.05%
                          (j)                              4.09%        n/a         n/a        -3.15%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (k)                              4.04%        n/a         n/a        -3.20%
                          (l)                              3.93%        n/a         n/a        -3.31%
                          (m)                              3.81%        n/a         n/a        -3.41%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             11.46%        n/a         n/a        -13.86%
                          (b)                             11.28%        n/a         n/a        -14.01%
                          (c)                             11.16%        n/a         n/a        -14.10%
                          (d)                             11.04%        n/a         n/a        -14.20%
                          (e)                             10.98%        n/a         n/a        -14.24%
                          (f)                             10.87%        n/a         n/a        -14.34%
                          (g)                             10.75%        n/a         n/a        -14.43%
                          (h)                             10.69%        n/a         n/a        -14.48%
                          (i)                             10.57%        n/a         n/a        -14.58%
                          (j)                             10.45%        n/a         n/a        -14.67%
                          (k)                             10.39%        n/a         n/a        -14.72%
                          (l)                             10.28%        n/a         n/a        -14.81%
                          (m)                             10.16%        n/a         n/a        -14.91%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             25.55%        n/a         n/a        -14.45%
                          (b)                             25.35%        n/a         n/a        -14.59%
                          (c)                             25.22%        n/a         n/a        -14.68%
                          (d)                             25.08%        n/a         n/a        -14.78%
                          (e)                             25.02%        n/a         n/a        -14.83%
                          (f)                             24.88%        n/a         n/a        -14.92%
                          (g)                             24.75%        n/a         n/a        -15.02%
                          (h)                             24.69%        n/a         n/a        -15.06%
                          (i)                             24.55%        n/a         n/a        -15.16%
                          (j)                             24.42%        n/a         n/a        -15.25%
                          (k)                             24.36%        n/a         n/a        -15.30%
                          (l)                             24.23%        n/a         n/a        -15.39%
                          (m)                             24.09%        n/a         n/a        -15.49%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             13.79%        n/a         n/a        -7.65%
                          (b)                             13.61%        n/a         n/a        -7.80%
                          (c)                             13.49%        n/a         n/a        -7.90%
                          (d)                             13.37%        n/a         n/a        -8.00%
                          (e)                             13.31%        n/a         n/a        -8.05%
                          (f)                             13.19%        n/a         n/a        -8.15%
                          (g)                             13.07%        n/a         n/a        -8.25%
                          (h)                             13.01%        n/a         n/a        -8.30%
                          (i)                             12.89%        n/a         n/a        -8.40%
                          (j)                             12.77%        n/a         n/a        -8.50%
                          (k)                             12.71%        n/a         n/a        -8.55%
                          (l)                             12.59%        n/a         n/a        -8.65%
                          (m)                             12.47%        n/a         n/a        -8.75%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             27.59%        n/a         n/a        -7.05%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             27.39%        n/a         n/a        -7.20%
                          (c)                             27.25%        n/a         n/a        -7.30%
                          (d)                             27.12%        n/a         n/a        -7.40%
                          (e)                             27.05%        n/a         n/a        -7.45%
                          (f)                             26.92%        n/a         n/a        -7.55%
                          (g)                             26.78%        n/a         n/a        -7.65%
                          (h)                             26.72%        n/a         n/a        -7.70%
                          (i)                             26.58%        n/a         n/a        -7.80%
                          (j)                             26.45%        n/a         n/a        -7.90%
                          (k)                             26.38%        n/a         n/a        -7.95%
                          (l)                             26.25%        n/a         n/a        -8.05%
                          (m)                             26.12%        n/a         n/a        -8.15%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             24.46%        n/a         n/a        -5.39%
                          (b)                             24.26%        n/a         n/a        -5.54%
                          (c)                             24.13%        n/a         n/a        -5.64%
                          (d)                             24.00%        n/a         n/a        -5.74%
                          (e)                             23.94%        n/a         n/a        -5.79%
                          (f)                             23.80%        n/a         n/a        -5.89%
                          (g)                             23.67%        n/a         n/a        -6.00%
                          (h)                             23.61%        n/a         n/a        -6.05%
                          (i)                             23.48%        n/a         n/a        -6.15%
                          (j)                             23.35%        n/a         n/a        -6.25%
                          (k)                             23.28%        n/a         n/a        -6.30%
                          (l)                             23.15%        n/a         n/a        -6.40%
                          (m)                             23.02%        n/a         n/a        -6.50%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             15.86%        n/a         n/a        -2.91%
                          (b)                             15.68%        n/a         n/a        -3.07%
                          (c)                             15.56%        n/a         n/a        -3.17%
                          (d)                             15.43%        n/a         n/a        -3.27%
                          (e)                             15.37%        n/a         n/a        -3.33%
                          (f)                             15.25%        n/a         n/a        -3.43%
                          (g)                             15.13%        n/a         n/a        -3.53%
                          (h)                             15.07%        n/a         n/a        -3.58%
                          (i)                             14.94%        n/a         n/a        -3.69%
                          (j)                             14.82%        n/a         n/a        -3.79%
                          (k)                             14.76%        n/a         n/a        -3.84%
                          (l)                             14.64%        n/a         n/a        -3.95%
                          (m)                             14.52%        n/a         n/a        -4.05%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             21.76%        n/a         n/a        -3.62%
                          (b)                             21.56%        n/a         n/a        -3.77%
                          (c)                             21.44%        n/a         n/a        -3.87%
                          (d)                             21.31%        n/a         n/a        -3.98%
                          (e)                             21.24%        n/a         n/a        -4.03%
                          (f)                             21.11%        n/a         n/a        -4.13%
                          (g)                             20.99%        n/a         n/a        -4.24%
                          (h)                             20.92%        n/a         n/a        -4.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             20.79%        n/a         n/a        -4.39%
                          (j)                             20.67%        n/a         n/a        -4.49%
                          (k)                             20.60%        n/a         n/a        -4.54%
                          (l)                             20.48%        n/a         n/a        -4.65%
                          (m)                             20.35%        n/a         n/a        -4.75%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             14.96%        n/a         n/a         4.93%
                          (b)                             14.78%        n/a         n/a         4.76%
                          (c)                             14.66%        n/a         n/a         4.65%
                          (d)                             14.54%        n/a         n/a         4.54%
                          (e)                             14.48%        n/a         n/a         4.48%
                          (f)                             14.36%        n/a         n/a         4.37%
                          (g)                             14.23%        n/a         n/a         4.26%
                          (h)                             14.17%        n/a         n/a         4.20%
                          (i)                             14.05%        n/a         n/a         4.09%
                          (j)                             13.93%        n/a         n/a         3.98%
                          (k)                             13.87%        n/a         n/a         3.93%
                          (l)                             13.75%        n/a         n/a         3.81%
                          (m)                             13.63%        n/a         n/a         3.70%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             36.38%        n/a         n/a        -3.73%
                          (b)                             36.17%        n/a         n/a        -3.88%
                          (c)                             36.03%        n/a         n/a        -3.98%
                          (d)                             35.88%        n/a         n/a        -4.09%
                          (e)                             35.81%        n/a         n/a        -4.14%
                          (f)                             35.67%        n/a         n/a        -4.24%
                          (g)                             35.52%        n/a         n/a        -4.35%
                          (h)                             35.45%        n/a         n/a        -4.40%
                          (i)                             35.31%        n/a         n/a        -4.50%
                          (j)                             35.17%        n/a         n/a        -4.60%
                          (k)                             35.10%        n/a         n/a        -4.65%
                          (l)                             34.96%        n/a         n/a        -4.76%
                          (m)                             34.81%        n/a         n/a        -4.86%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             18.50%        n/a         n/a        -2.90%
                          (b)                             18.31%        n/a         n/a        -3.06%
                          (c)                             18.18%        n/a         n/a        -3.16%
                          (d)                             18.06%        n/a         n/a        -3.27%
                          (e)                             18.00%        n/a         n/a        -3.32%
                          (f)                             17.87%        n/a         n/a        -3.42%
                          (g)                             17.75%        n/a         n/a        -3.53%
                          (h)                             17.68%        n/a         n/a        -3.58%
                          (i)                             17.56%        n/a         n/a        -3.68%
                          (j)                             17.44%        n/a         n/a        -3.79%
                          (k)                             17.37%        n/a         n/a        -3.84%
                          (l)                             17.25%        n/a         n/a        -3.94%
                          (m)                             17.12%        n/a         n/a        -4.04%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             19.63%        n/a         n/a        -2.76%
                          (b)                             19.44%        n/a         n/a        -2.91%
                          (c)                             19.31%        n/a         n/a        -3.02%
                          (d)                             19.19%        n/a         n/a        -3.12%
                          (e)                             19.12%        n/a         n/a        -3.17%
                          (f)                             19.00%        n/a         n/a        -3.28%
                          (g)                             18.87%        n/a         n/a        -3.38%
                          (h)                             18.81%        n/a         n/a        -3.43%
                          (i)                             18.68%        n/a         n/a        -3.54%
                          (j)                             18.56%        n/a         n/a        -3.64%
                          (k)                             18.49%        n/a         n/a        -3.69%
                          (l)                             18.37%        n/a         n/a        -3.80%
                          (m)                             18.24%        n/a         n/a        -3.90%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             23.48%        n/a         n/a        -4.77%
                          (b)                             23.28%        n/a         n/a        -4.92%
                          (c)                             23.15%        n/a         n/a        -5.03%
                          (d)                             23.02%        n/a         n/a        -5.13%
                          (e)                             22.96%        n/a         n/a        -5.18%
                          (f)                             22.83%        n/a         n/a        -5.28%
                          (g)                             22.70%        n/a         n/a        -5.38%
                          (h)                             22.63%        n/a         n/a        -5.44%
                          (i)                             22.50%        n/a         n/a        -5.54%
                          (j)                             22.37%        n/a         n/a        -5.64%
                          (k)                             22.31%        n/a         n/a        -5.69%
                          (l)                             22.18%        n/a         n/a        -5.79%
                          (m)                             22.05%        n/a         n/a        -5.89%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             23.52%        n/a         n/a         0.98%
                          (b)                             23.32%        n/a         n/a         0.82%
                          (c)                             23.19%        n/a         n/a         0.71%
                          (d)                             23.06%        n/a         n/a         0.60%
                          (e)                             23.00%        n/a         n/a         0.55%
                          (f)                             22.87%        n/a         n/a         0.44%
                          (g)                             22.74%        n/a         n/a         0.33%
                          (h)                             22.67%        n/a         n/a         0.28%
                          (i)                             22.54%        n/a         n/a         0.17%
                          (j)                             22.41%        n/a         n/a         0.07%
                          (k)                             22.35%        n/a         n/a         0.01%
                          (l)                             22.22%        n/a         n/a        -0.09%
                          (m)                             22.09%        n/a         n/a        -0.20%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             16.06%        n/a         n/a        -6.71%
                          (b)                             15.88%        n/a         n/a        -6.86%
                          (c)                             15.76%        n/a         n/a        -6.96%
                          (d)                             15.63%        n/a         n/a        -7.06%
                          (e)                             15.57%        n/a         n/a        -7.11%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (f)                             15.45%        n/a         n/a        -7.21%
                          (g)                             15.33%        n/a         n/a        -7.31%
                          (h)                             15.26%        n/a         n/a        -7.36%
                          (i)                             15.14%        n/a         n/a        -7.46%
                          (j)                             15.02%        n/a         n/a        -7.56%
                          (k)                             14.96%        n/a         n/a        -7.61%
                          (l)                             14.84%        n/a         n/a        -7.71%
                          (m)                             14.72%        n/a         n/a        -7.81%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             43.73%       6.30%        n/a        -4.82%
                          (b)                             43.51%       6.14%        n/a        -4.96%
                          (c)                             43.36%       6.03%        n/a        -5.06%
                          (d)                             43.21%       5.92%        n/a        -5.15%
                          (e)                             43.13%       5.87%        n/a        -5.20%
                          (f)                             42.98%       5.77%        n/a        -5.29%
                          (g)                             42.83%       5.66%        n/a        -5.39%
                          (h)                             42.75%       5.61%        n/a        -5.44%
                          (i)                             42.60%       5.50%        n/a        -5.53%
                          (j)                             42.45%       5.40%        n/a        -5.63%
                          (k)                             42.38%       5.34%        n/a        -5.67%
                          (l)                             42.23%       5.24%        n/a        -5.77%
                          (m)                             42.08%       5.13%        n/a        -5.86%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        15.30%
                          (b)                               n/a         n/a         n/a        15.12%
                          (c)                               n/a         n/a         n/a        15.00%
                          (d)                               n/a         n/a         n/a        14.89%
                          (e)                               n/a         n/a         n/a        14.83%
                          (f)                               n/a         n/a         n/a        14.71%
                          (g)                               n/a         n/a         n/a        14.59%
                          (h)                               n/a         n/a         n/a        14.53%
                          (i)                               n/a         n/a         n/a        14.42%
                          (j)                               n/a         n/a         n/a        14.30%
                          (k)                               n/a         n/a         n/a        14.24%
                          (l)                               n/a         n/a         n/a        14.12%
                          (m)                               n/a         n/a         n/a        14.01%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        12.04%
                          (b)                               n/a         n/a         n/a        11.87%
                          (c)                               n/a         n/a         n/a        11.75%
                          (d)                               n/a         n/a         n/a        11.64%
                          (e)                               n/a         n/a         n/a        11.58%
                          (f)                               n/a         n/a         n/a        11.46%
                          (g)                               n/a         n/a         n/a        11.35%
                          (h)                               n/a         n/a         n/a        11.29%
                          (i)                               n/a         n/a         n/a        11.18%
                          (j)                               n/a         n/a         n/a        11.07%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (k)                               n/a         n/a         n/a        11.01%
                          (l)                               n/a         n/a         n/a        10.89%
                          (m)                               n/a         n/a         n/a        10.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        14.00%
                          (b)                               n/a         n/a         n/a        13.83%
                          (c)                               n/a         n/a         n/a        13.71%
                          (d)                               n/a         n/a         n/a        13.59%
                          (e)                               n/a         n/a         n/a        13.53%
                          (f)                               n/a         n/a         n/a        13.42%
                          (g)                               n/a         n/a         n/a        13.30%
                          (h)                               n/a         n/a         n/a        13.24%
                          (i)                               n/a         n/a         n/a        13.13%
                          (j)                               n/a         n/a         n/a        13.01%
                          (k)                               n/a         n/a         n/a        12.95%
                          (l)                               n/a         n/a         n/a        12.84%
                          (m)                               n/a         n/a         n/a        12.72%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a        -1.33%
                          (b)                               n/a         n/a         n/a        -1.38%
                          (c)                               n/a         n/a         n/a        -1.41%
                          (d)                               n/a         n/a         n/a        -1.44%
                          (e)                               n/a         n/a         n/a        -1.45%
                          (f)                               n/a         n/a         n/a        -1.48%
                          (g)                               n/a         n/a         n/a        -1.51%
                          (h)                               n/a         n/a         n/a        -1.52%
                          (i)                               n/a         n/a         n/a        -1.55%
                          (j)                               n/a         n/a         n/a        -1.58%
                          (k)                               n/a         n/a         n/a        -1.59%
                          (l)                               n/a         n/a         n/a        -1.62%
                          (m)                               n/a         n/a         n/a        -1.65%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             11.71%       -1.16%      6.61%        8.17%
                          (b)                             11.53%       -1.31%      6.45%        8.01%
                          (c)                             11.41%       -1.41%      6.34%        7.90%
                          (d)                             11.30%       -1.50%      6.23%        7.79%
                          (e)                             11.24%       -1.55%      6.18%        7.74%
                          (f)                             11.12%       -1.65%      6.08%        7.63%
                          (g)                             11.00%       -1.75%      5.97%        7.53%
                          (h)                             10.94%       -1.80%      5.92%        7.47%
                          (i)                             10.82%       -1.90%      5.81%        7.36%
                          (j)                             10.71%       -2.00%      5.70%        7.26%
                          (k)                             10.65%       -2.04%      5.65%        7.20%
                          (l)                             10.53%       -2.14%      5.55%        7.10%
                          (m)                             10.41%       -2.24%      5.44%        6.99%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             13.00%       -4.77%       n/a        -1.09%
                          (b)                             12.82%       -4.91%       n/a        -1.23%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (c)                             12.70%       -5.00%       n/a        -1.33%
                          (d)                             12.58%       -5.10%       n/a        -1.43%
                          (e)                             12.53%       -5.15%       n/a        -1.48%
                          (f)                             12.41%       -5.24%       n/a        -1.58%
                          (g)                             12.29%       -5.34%       n/a        -1.68%
                          (h)                             12.23%       -5.38%       n/a        -1.73%
                          (i)                             12.11%       -5.48%       n/a        -1.82%
                          (j)                             11.99%       -5.57%       n/a        -1.92%
                          (k)                             11.93%       -5.62%       n/a        -1.97%
                          (l)                             11.81%       -5.71%       n/a        -2.07%
                          (m)                             11.69%       -5.81%       n/a        -2.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             16.47%       -8.53%      4.59%        6.61%
                          (b)                             16.29%       -8.66%      4.44%        6.45%
                          (c)                             16.16%       -8.76%      4.33%        6.34%
                          (d)                             16.04%       -8.85%      4.23%        6.24%
                          (e)                             15.98%       -8.89%      4.18%        6.18%
                          (f)                             15.86%       -8.98%      4.07%        6.08%
                          (g)                             15.74%       -9.07%      3.97%        5.97%
                          (h)                             15.68%       -9.12%      3.92%        5.92%
                          (i)                             15.55%       -9.21%      3.81%        5.81%
                          (j)                             15.43%       -9.30%      3.71%        5.71%
                          (k)                             15.37%       -9.35%      3.66%        5.65%
                          (l)                             15.25%       -9.44%      3.55%        5.55%
                          (m)                             15.13%       -9.53%      3.45%        5.44%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a         5.68%
                          (b)                               n/a         n/a         n/a         5.63%
                          (c)                               n/a         n/a         n/a         5.60%
                          (d)                               n/a         n/a         n/a         5.57%
                          (e)                               n/a         n/a         n/a         5.56%
                          (f)                               n/a         n/a         n/a         5.52%
                          (g)                               n/a         n/a         n/a         5.49%
                          (h)                               n/a         n/a         n/a         5.48%
                          (i)                               n/a         n/a         n/a         5.45%
                          (j)                               n/a         n/a         n/a         5.42%
                          (k)                               n/a         n/a         n/a         5.40%
                          (l)                               n/a         n/a         n/a         5.37%
                          (m)                               n/a         n/a         n/a         5.34%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             37.68%       4.01%       6.27%        7.82%
                          (b)                             37.46%       3.85%       6.11%        7.66%
                          (c)                             37.32%       3.75%       6.01%        7.55%
                          (d)                             37.18%       3.64%       5.90%        7.44%
                          (e)                             37.10%       3.59%       5.85%        7.39%
                          (f)                             36.96%       3.49%       5.74%        7.28%
                          (g)                             36.81%       3.38%       5.64%        7.18%
                          (h)                             36.74%       3.33%       5.59%        7.12%
                          (i)                             36.60%       3.23%       5.48%        7.01%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             36.45%       3.13%       5.37%        6.91%
                          (k)                             36.38%       3.07%       5.32%        6.85%
                          (l)                             36.24%       2.97%       5.22%        6.75%
                          (m)                             36.10%       2.87%       5.11%        6.64%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             45.13%       7.05%        n/a         5.03%
                          (b)                             44.90%       6.89%        n/a         4.87%
                          (c)                             44.75%       6.79%        n/a         4.76%
                          (d)                             44.60%       6.68%        n/a         4.66%
                          (e)                             44.52%       6.63%        n/a         4.61%
                          (f)                             44.37%       6.52%        n/a         4.50%
                          (g)                             44.22%       6.41%        n/a         4.40%
                          (h)                             44.14%       6.36%        n/a         4.35%
                          (i)                             43.99%       6.25%        n/a         4.24%
                          (j)                             43.84%       6.15%        n/a         4.14%
                          (k)                             43.76%       6.09%        n/a         4.09%
                          (l)                             43.61%       5.99%        n/a         3.98%
                          (m)                             43.46%       5.88%        n/a         3.88%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         2.90%
                          (b)                               n/a         n/a         n/a         2.85%
                          (c)                               n/a         n/a         n/a         2.82%
                          (d)                               n/a         n/a         n/a         2.79%
                          (e)                               n/a         n/a         n/a         2.78%
                          (f)                               n/a         n/a         n/a         2.75%
                          (g)                               n/a         n/a         n/a         2.72%
                          (h)                               n/a         n/a         n/a         2.70%
                          (i)                               n/a         n/a         n/a         2.67%
                          (j)                               n/a         n/a         n/a         2.64%
                          (k)                               n/a         n/a         n/a         2.63%
                          (l)                               n/a         n/a         n/a         2.60%
                          (m)                               n/a         n/a         n/a         2.57%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             40.05%       1.78%       5.77%        6.97%
                          (b)                             39.83%       1.63%       5.61%        6.81%
                          (c)                             39.68%       1.52%       5.50%        6.70%
                          (d)                             39.54%       1.42%       5.40%        6.60%
                          (e)                             39.46%       1.37%       5.35%        6.54%
                          (f)                             39.32%       1.27%       5.24%        6.44%
                          (g)                             39.17%       1.17%       5.14%        6.33%
                          (h)                             39.10%       1.12%       5.08%        6.28%
                          (i)                             38.95%       1.02%       4.98%        6.17%
                          (j)                             38.81%       0.92%       4.87%        6.07%
                          (k)                             38.73%       0.87%       4.82%        6.01%
                          (l)                             38.59%       0.77%       4.72%        5.91%
                          (m)                             38.44%       0.67%       4.61%        5.80%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             40.27%       9.74%        n/a         6.59%
                          (b)                             40.05%       9.58%        n/a         6.43%
                          (c)                             39.90%       9.47%        n/a         6.32%
                          (d)                             39.76%       9.36%        n/a         6.22%
                          (e)                             39.68%       9.30%        n/a         6.16%
                          (f)                             39.54%       9.19%        n/a         6.06%
                          (g)                             39.39%       9.08%        n/a         5.95%
                          (h)                             39.32%       9.03%        n/a         5.90%
                          (i)                             39.17%       8.92%        n/a         5.79%
                          (j)                             39.02%       8.81%        n/a         5.69%
                          (k)                             38.95%       8.76%        n/a         5.63%
                          (l)                             38.80%       8.65%        n/a         5.53%
                          (m)                             38.66%       8.54%        n/a         5.42%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             18.15%       -1.55%       n/a         7.70%
                          (b)                             17.96%       -1.69%       n/a         7.54%
                          (c)                             17.84%       -1.79%       n/a         7.43%
                          (d)                             17.72%       -1.89%       n/a         7.32%
                          (e)                             17.65%       -1.94%       n/a         7.27%
                          (f)                             17.53%       -2.04%       n/a         7.16%
                          (g)                             17.40%       -2.14%       n/a         7.05%
                          (h)                             17.34%       -2.18%       n/a         7.00%
                          (i)                             17.22%       -2.28%       n/a         6.89%
                          (j)                             17.09%       -2.38%       n/a         6.79%
                          (k)                             17.03%       -2.43%       n/a         6.73%
                          (l)                             16.91%       -2.53%       n/a         6.63%
                          (m)                             16.78%       -2.62%       n/a         6.52%

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, performance will be measured from the inception of the underlying fund. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the prospectus for the specified periods ended December 31, 2003, are shown in the tables below.

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                              4.05%       4.86%       4.99%        6.48%
                          (b)                              3.90%       4.70%       4.83%        6.32%
                          (c)                              3.79%       4.60%       4.73%        6.22%
                          (d)                              3.69%       4.49%       4.62%        6.11%
                          (e)                              3.64%       4.44%       4.57%        6.06%
                          (f)                              3.53%       4.34%       4.46%        5.95%
                          (g)                              3.43%       4.23%       4.36%        5.84%
                          (h)                              3.38%       4.18%       4.31%        5.79%
                          (i)                              3.28%       4.08%       4.20%        5.69%
                          (j)                              3.17%       3.97%       4.10%        5.58%
                          (k)                              3.12%       3.92%       4.05%        5.53%
                          (l)                              3.02%       3.82%       3.94%        5.42%
                          (m)                              2.91%       3.71%       3.84%        5.32%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             32.95%       7.42%        n/a         8.28%
                          (b)                             32.74%       7.26%        n/a         8.12%
                          (c)                             32.61%       7.16%        n/a         8.01%
                          (d)                             32.48%       7.05%        n/a         7.90%
                          (e)                             32.42%       7.00%        n/a         7.85%
                          (f)                             32.28%       6.89%        n/a         7.74%
                          (g)                             32.15%       6.78%        n/a         7.64%
                          (h)                             32.09%       6.73%        n/a         7.58%
                          (i)                             31.95%       6.62%        n/a         7.47%
                          (j)                             31.82%       6.51%        n/a         7.37%
                          (k)                             31.75%       6.46%        n/a         7.31%
                          (l)                             31.62%       6.35%        n/a         7.21%
                          (m)                             31.49%       6.25%        n/a         7.10%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             26.48%       -2.24%      9.13%        9.11%
                          (b)                             26.29%       -2.38%      8.96%        8.95%
                          (c)                             26.16%       -2.48%      8.85%        8.84%
                          (d)                             26.04%       -2.58%      8.74%        8.73%
                          (e)                             25.98%       -2.63%      8.69%        8.67%
                          (f)                             25.85%       -2.72%      8.58%        8.56%
                          (g)                             25.73%       -2.82%      8.47%        8.46%
                          (h)                             25.66%       -2.87%      8.42%        8.40%
                          (i)                             25.54%       -2.97%      8.31%        8.29%
                          (j)                             25.41%       -3.06%      8.20%        8.19%
                          (k)                             25.35%       -3.11%      8.15%        8.13%
                          (l)                             25.22%       -3.21%      8.04%        8.02%
                          (m)                             25.10%       -3.31%      7.93%        7.91%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -0.66%       1.95%       2.74%        3.45%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             -0.81%       1.80%       2.58%        3.29%
                          (c)                             -0.91%       1.70%       2.48%        3.19%
                          (d)                             -1.00%       1.60%       2.38%        3.09%
                          (e)                             -1.05%       1.55%       2.33%        3.04%
                          (f)                             -1.16%       1.44%       2.22%        2.93%
                          (g)                             -1.25%       1.34%       2.12%        2.83%
                          (h)                             -1.30%       1.29%       2.07%        2.78%
                          (i)                             -1.40%       1.19%       1.97%        2.68%
                          (j)                             -1.50%       1.09%       1.87%        2.57%
                          (k)                             -1.55%       1.04%       1.81%        2.52%
                          (l)                             -1.64%       0.94%       1.71%        2.42%
                          (m)                             -1.74%       0.84%       1.61%        2.32%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                              2.87%       5.94%       5.75%        6.86%
                          (b)                              2.72%       5.78%       5.60%        6.70%
                          (c)                              2.61%       5.67%       5.49%        6.59%
                          (d)                              2.51%       5.56%       5.38%        6.49%
                          (e)                              2.46%       5.51%       5.33%        6.43%
                          (f)                              2.36%       5.41%       5.23%        6.33%
                          (g)                              2.26%       5.30%       5.12%        6.22%
                          (h)                              2.20%       5.25%       5.07%        6.17%
                          (i)                              2.10%       5.14%       4.96%        6.06%
                          (j)                              2.00%       5.04%       4.86%        5.95%
                          (k)                              1.95%       4.99%       4.81%        5.90%
                          (l)                              1.85%       4.88%       4.70%        5.80%
                          (m)                              1.75%       4.78%       4.60%        5.69%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.48%       13.69%       n/a         8.67%
                          (b)                             40.27%       13.51%       n/a         8.51%
                          (c)                             40.13%       13.40%       n/a         8.40%
                          (d)                             39.98%       13.29%       n/a         8.29%
                          (e)                             39.92%       13.23%       n/a         8.24%
                          (f)                             39.78%       13.12%       n/a         8.13%
                          (g)                             39.64%       13.01%       n/a         8.02%
                          (h)                             39.57%       12.95%       n/a         7.97%
                          (i)                             39.43%       12.84%       n/a         7.86%
                          (j)                             39.29%       12.72%       n/a         7.75%
                          (k)                             39.22%       12.67%       n/a         7.70%
                          (l)                             39.08%       12.55%       n/a         7.59%
                          (m)                             38.94%       12.44%       n/a         7.48%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/98
                          (a)                             24.80%       -0.05%       n/a        -0.38%
                          (b)                             24.61%       -0.20%       n/a        -0.53%
                          (c)                             24.49%       -0.30%       n/a        -0.63%
                          (d)                             24.36%       -0.40%       n/a        -0.72%
                          (e)                             24.30%       -0.44%       n/a        -0.77%
                          (f)                             24.18%       -0.54%       n/a        -0.87%
                          (g)                             24.06%       -0.64%       n/a        -0.97%
                          (h)                             24.00%       -0.69%       n/a        -1.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             23.87%       -0.79%       n/a        -1.12%
                          (j)                             23.75%       -0.89%       n/a        -1.22%
                          (k)                             23.68%       -0.94%       n/a        -1.27%
                          (l)                             23.56%       -1.04%       n/a        -1.37%
                          (m)                             23.44%       -1.14%       n/a        -1.47%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/98
                          (a)                             14.73%       -1.94%       n/a         0.26%
                          (b)                             14.56%       -2.08%       n/a         0.11%
                          (c)                             14.44%       -2.18%       n/a         0.01%
                          (d)                             14.32%       -2.28%       n/a        -0.09%
                          (e)                             14.27%       -2.33%       n/a        -0.14%
                          (f)                             14.16%       -2.43%       n/a        -0.24%
                          (g)                             14.04%       -2.52%       n/a        -0.34%
                          (h)                             13.99%       -2.57%       n/a        -0.39%
                          (i)                             13.87%       -2.67%       n/a        -0.49%
                          (j)                             13.76%       -2.77%       n/a        -0.59%
                          (k)                             13.70%       -2.82%       n/a        -0.64%
                          (l)                             13.59%       -2.91%       n/a        -0.73%
                          (m)                             13.47%       -3.01%       n/a        -0.83%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                         12/29/99
SHARES
                          (a)                             35.63%        n/a         n/a        -16.23%
                          (b)                             35.42%        n/a         n/a        -16.36%
                          (c)                             35.29%        n/a         n/a        -16.44%
                          (d)                             35.15%        n/a         n/a        -16.53%
                          (e)                             35.09%        n/a         n/a        -16.57%
                          (f)                             34.95%        n/a         n/a        -16.65%
                          (g)                             34.82%        n/a         n/a        -16.74%
                          (h)                             34.75%        n/a         n/a        -16.78%
                          (i)                             34.62%        n/a         n/a        -16.86%
                          (j)                             34.48%        n/a         n/a        -16.94%
                          (k)                             34.41%        n/a         n/a        -16.99%
                          (l)                             34.28%        n/a         n/a        -17.07%
                          (m)                             34.15%        n/a         n/a        -17.15%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/5/93
                          (a)                             23.30%       -4.91%      6.72%        7.58%
                          (b)                             23.12%       -5.05%      6.56%        7.42%
                          (c)                             22.99%       -5.15%      6.45%        7.31%
                          (d)                             22.87%       -5.24%      6.35%        7.20%
                          (e)                             22.81%       -5.29%      6.29%        7.15%
                          (f)                             22.69%       -5.38%      6.19%        7.04%
                          (g)                             22.57%       -5.48%      6.08%        6.94%
                          (h)                             22.51%       -5.53%      6.03%        6.88%
                          (i)                             22.38%       -5.62%      5.92%        6.78%
                          (j)                             22.26%       -5.72%      5.81%        6.67%
                          (k)                             22.20%       -5.76%      5.76%        6.62%
                          (l)                             22.08%       -5.86%      5.66%        6.51%
                          (m)                             21.95%       -5.95%      5.55%        6.40%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                       10/30/97
SHARES

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (a)                             27.61%       -1.31%       n/a         3.79%
                          (b)                             27.42%       -1.46%       n/a         3.63%
                          (c)                             27.29%       -1.56%       n/a         3.53%
                          (d)                             27.16%       -1.66%       n/a         3.42%
                          (e)                             27.10%       -1.71%       n/a         3.37%
                          (f)                             26.98%       -1.81%       n/a         3.27%
                          (g)                             26.85%       -1.91%       n/a         3.16%
                          (h)                             26.79%       -1.95%       n/a         3.11%
                          (i)                             26.66%       -2.05%       n/a         3.01%
                          (j)                             26.53%       -2.15%       n/a         2.91%
                          (k)                             26.47%       -2.20%       n/a         2.86%
                          (l)                             26.34%       -2.30%       n/a         2.75%
                          (m)                             26.22%       -2.40%       n/a         2.65%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/01
                          (a)                             23.27%        n/a         n/a        -4.46%
                          (b)                             23.08%        n/a         n/a        -4.61%
                          (c)                             22.96%        n/a         n/a        -4.70%
                          (d)                             22.83%        n/a         n/a        -4.80%
                          (e)                             22.78%        n/a         n/a        -4.84%
                          (f)                             22.66%        n/a         n/a        -4.94%
                          (g)                             22.53%        n/a         n/a        -5.03%
                          (h)                             22.47%        n/a         n/a        -5.08%
                          (i)                             22.35%        n/a         n/a        -5.18%
                          (j)                             22.23%        n/a         n/a        -5.27%
                          (k)                             22.16%        n/a         n/a        -5.32%
                          (l)                             22.04%        n/a         n/a        -5.41%
                          (m)                             21.92%        n/a         n/a        -5.51%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/96
                          (a)                             27.24%       6.81%        n/a         9.36%
                          (b)                             27.05%       6.65%        n/a         9.19%
                          (c)                             26.92%       6.55%        n/a         9.09%
                          (d)                             26.79%       6.44%        n/a         8.98%
                          (e)                             26.73%       6.39%        n/a         8.92%
                          (f)                             26.60%       6.28%        n/a         8.81%
                          (g)                             26.48%       6.17%        n/a         8.70%
                          (h)                             26.41%       6.12%        n/a         8.65%
                          (i)                             26.29%       6.02%        n/a         8.54%
                          (j)                             26.16%       5.91%        n/a         8.43%
                          (k)                             26.10%       5.86%        n/a         8.38%
                          (l)                             25.97%       5.75%        n/a         8.27%
                          (m)                             25.85%       5.64%        n/a         8.16%
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE CLASS 2                                                        1/3/95
                          (a)                             26.63%       1.97%        n/a        12.42%
                          (b)                             26.44%       1.81%        n/a        12.25%
                          (c)                             26.31%       1.71%        n/a        12.13%
                          (d)                             26.18%       1.61%        n/a        12.02%
                          (e)                             26.12%       1.56%        n/a        11.97%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (f)                             26.00%       1.46%        n/a        11.86%
                          (g)                             25.87%       1.36%        n/a        11.74%
                          (h)                             25.81%       1.31%        n/a        11.69%
                          (i)                             25.68%       1.20%        n/a        11.58%
                          (j)                             25.56%       1.10%        n/a        11.46%
                          (k)                             25.50%       1.05%        n/a        11.41%
                          (l)                             25.37%       0.95%        n/a        11.30%
                          (m)                             25.24%       0.85%        n/a        11.19%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                     10/9/86
                          (a)                             28.44%       1.96%       9.35%        9.67%
                          (b)                             28.25%       1.81%       9.19%        9.51%
                          (c)                             28.12%       1.71%       9.08%        9.40%
                          (d)                             27.99%       1.61%       8.97%        9.29%
                          (e)                             27.93%       1.56%       8.92%        9.24%
                          (f)                             27.80%       1.45%       8.81%        9.13%
                          (g)                             27.67%       1.35%       8.70%        9.02%
                          (h)                             27.61%       1.30%       8.64%        8.96%
                          (i)                             27.48%       1.20%       8.54%        8.85%
                          (j)                             27.35%       1.10%       8.43%        8.74%
                          (k)                             27.29%       1.05%       8.37%        8.69%
                          (l)                             27.16%       0.95%       8.26%        8.58%
                          (m)                             27.04%       0.85%       8.16%        8.47%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                          12/28/98
                          (a)                             36.57%      17.50%        n/a        18.19%
                          (b)                             36.36%      17.33%        n/a        18.01%
                          (c)                             36.22%      17.21%        n/a        17.89%
                          (d)                             36.08%      17.09%        n/a        17.78%
                          (e)                             36.02%      17.04%        n/a        17.72%
                          (f)                             35.89%      16.92%        n/a        17.60%
                          (g)                             35.75%      16.80%        n/a        17.48%
                          (h)                             35.68%      16.74%        n/a        17.42%
                          (i)                             35.55%      16.63%        n/a        17.31%
                          (j)                             35.41%      16.51%        n/a        17.19%
                          (k)                             35.34%      16.45%        n/a        17.13%
                          (l)                             35.21%      16.33%        n/a        17.01%
                          (m)                             35.07%      16.22%        n/a        16.90%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                         11/1/95
                          (a)                             35.57%       5.46%        n/a         8.36%
                          (b)                             35.37%       5.30%        n/a         8.19%
                          (c)                             35.23%       5.20%        n/a         8.08%
                          (d)                             35.09%       5.09%        n/a         7.98%
                          (e)                             35.03%       5.04%        n/a         7.92%
                          (f)                             34.90%       4.93%        n/a         7.81%
                          (g)                             34.76%       4.83%        n/a         7.71%
                          (h)                             34.70%       4.78%        n/a         7.65%
                          (i)                             34.56%       4.67%        n/a         7.54%
                          (j)                             34.43%       4.57%        n/a         7.44%
                          (k)                             34.36%       4.51%        n/a         7.38%
                          (l)                             34.22%       4.41%        n/a         7.28%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (m)                             34.09%       4.31%        n/a         7.17%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                         5/1/96
FUND - CLASS 2
                          (a)                             25.39%       2.34%        n/a         7.62%
                          (b)                             25.20%       2.19%        n/a         7.46%
                          (c)                             25.08%       2.09%        n/a         7.35%
                          (d)                             24.95%       1.99%        n/a         7.24%
                          (e)                             24.89%       1.94%        n/a         7.19%
                          (f)                             24.77%       1.83%        n/a         7.08%
                          (g)                             24.64%       1.73%        n/a         6.97%
                          (h)                             24.58%       1.68%        n/a         6.92%
                          (i)                             24.46%       1.58%        n/a         6.81%
                          (j)                             24.33%       1.48%        n/a         6.71%
                          (k)                             24.27%       1.43%        n/a         6.65%
                          (l)                             24.15%       1.33%        n/a         6.55%
                          (m)                             24.02%       1.22%        n/a         6.44%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                   11/8/96
                          (a)                             23.62%       7.38%        n/a         7.67%
                          (b)                             23.43%       7.22%        n/a         7.51%
                          (c)                             23.31%       7.11%        n/a         7.40%
                          (d)                             23.18%       7.01%        n/a         7.29%
                          (e)                             23.13%       6.95%        n/a         7.24%
                          (f)                             23.00%       6.85%        n/a         7.13%
                          (g)                             22.88%       6.74%        n/a         7.02%
                          (h)                             22.82%       6.69%        n/a         6.97%
                          (i)                             22.69%       6.58%        n/a         6.86%
                          (j)                             22.57%       6.47%        n/a         6.76%
                          (k)                             22.51%       6.42%        n/a         6.70%
                          (l)                             22.39%       6.31%        n/a         6.60%
                          (m)                             22.26%       6.21%        n/a         6.49%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                                                                   9/13/93
SERVICE SHARES
                          (a)                             12.33%       3.34%      10.34%       10.65%
                          (b)                             12.16%       3.19%      10.17%       10.49%
                          (c)                             12.04%       3.08%      10.06%       10.38%
                          (d)                             11.93%       2.98%       9.95%       10.27%
                          (e)                             11.88%       2.93%       9.89%       10.21%
                          (f)                             11.77%       2.83%       9.78%       10.10%
                          (g)                             11.65%       2.72%       9.67%        9.99%
                          (h)                             11.60%       2.67%       9.62%        9.94%
                          (i)                             11.49%       2.57%       9.51%        9.83%
                          (j)                             11.38%       2.47%       9.40%        9.72%
                          (k)                             11.32%       2.42%       9.35%        9.66%
                          (l)                             11.21%       2.31%       9.24%        9.55%
                          (m)                             11.10%       2.21%       9.13%        9.44%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                        5/1/97
SERVICE SHARES
                          (a)                             18.76%      -0.05%        n/a        10.60%
                          (b)                             18.58%      -0.20%        n/a        10.43%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (c)                             18.46%      -0.30%        n/a        10.32%
                          (d)                             18.34%      -0.40%        n/a        10.21%
                          (e)                             18.29%      -0.45%        n/a        10.16%
                          (f)                             18.17%      -0.55%        n/a        10.05%
                          (g)                             18.05%      -0.65%        n/a         9.94%
                          (h)                             17.99%      -0.70%        n/a         9.88%
                          (i)                             17.87%      -0.80%        n/a         9.77%
                          (j)                             17.76%      -0.90%        n/a         9.66%
                          (k)                             17.70%      -0.95%        n/a         9.61%
                          (l)                             17.58%      -1.05%        n/a         9.50%
                          (m)                             17.46%      -1.15%        n/a         9.39%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                        5/2/94
SERVICE SHARES
                          (a)                             32.89%       1.58%        n/a         9.24%
                          (b)                             32.69%       1.43%        n/a         9.07%
                          (c)                             32.56%       1.33%        n/a         8.96%
                          (d)                             32.42%       1.23%        n/a         8.85%
                          (e)                             32.36%       1.18%        n/a         8.80%
                          (f)                             32.23%       1.08%        n/a         8.69%
                          (g)                             32.10%       0.97%        n/a         8.58%
                          (h)                             32.03%       0.92%        n/a         8.53%
                          (i)                             31.90%       0.82%        n/a         8.42%
                          (j)                             31.77%       0.72%        n/a         8.31%
                          (k)                             31.70%       0.67%        n/a         8.26%
                          (l)                             31.57%       0.57%        n/a         8.15%
                          (m)                             31.44%       0.47%        n/a         8.04%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                         5/3/99
                          (a)                             21.11%        n/a         n/a        -4.06%
                          (b)                             20.92%        n/a         n/a        -4.20%
                          (c)                             20.80%        n/a         n/a        -4.30%
                          (d)                             20.68%        n/a         n/a        -4.39%
                          (e)                             20.62%        n/a         n/a        -4.44%
                          (f)                             20.50%        n/a         n/a        -4.54%
                          (g)                             20.38%        n/a         n/a        -4.63%
                          (h)                             20.32%        n/a         n/a        -4.68%
                          (i)                             20.20%        n/a         n/a        -4.78%
                          (j)                             20.08%        n/a         n/a        -4.87%
                          (k)                             20.02%        n/a         n/a        -4.92%
                          (l)                             19.90%        n/a         n/a        -5.01%
                          (m)                             19.78%        n/a         n/a        -5.11%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                 5/1/00
                          (a)                             34.94%        n/a         n/a       -13.36%
                          (b)                             34.74%        n/a         n/a       -13.49%
                          (c)                             34.60%        n/a         n/a       -13.58%
                          (d)                             34.46%        n/a         n/a       -13.67%
                          (e)                             34.40%        n/a         n/a       -13.71%
                          (f)                             34.27%        n/a         n/a       -13.80%
                          (g)                             34.14%        n/a         n/a       -13.88%
                          (h)                             34.07%        n/a         n/a       -13.92%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             33.93%        n/a         n/a       -14.01%
                          (j)                             33.80%        n/a         n/a       -14.10%
                          (k)                             33.73%        n/a         n/a       -14.14%
                          (l)                             33.60%        n/a         n/a       -14.23%
                          (m)                             33.47%        n/a         n/a       -14.31%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                  5/1/98
                          (a)                             31.80%       6.58%        n/a         6.03%
                          (b)                             31.60%       6.42%        n/a         5.87%
                          (c)                             31.47%       6.31%        n/a         5.77%
                          (d)                             31.34%       6.21%        n/a         5.66%
                          (e)                             31.28%       6.16%        n/a         5.61%
                          (f)                             31.15%       6.05%        n/a         5.50%
                          (g)                             31.02%       5.94%        n/a         5.40%
                          (h)                             30.95%       5.89%        n/a         5.35%
                          (i)                             30.82%       5.78%        n/a         5.24%
                          (j)                             30.69%       5.68%        n/a         5.14%
                          (k)                             30.62%       5.63%        n/a         5.08%
                          (l)                             30.49%       5.52%        n/a         4.98%
                          (m)                             30.36%       5.41%        n/a         4.87%
MFS VALUE SERIES - SERVICE SHARES                                                                          1/2/02
                          (a)                             23.18%        n/a         n/a         2.41%
                          (b)                             22.99%        n/a         n/a         2.25%
                          (c)                             22.87%        n/a         n/a         2.15%
                          (d)                             22.75%        n/a         n/a         2.05%
                          (e)                             22.69%        n/a         n/a         2.00%
                          (f)                             22.57%        n/a         n/a         1.90%
                          (g)                             22.45%        n/a         n/a         1.80%
                          (h)                             22.38%        n/a         n/a         1.75%
                          (i)                             22.26%        n/a         n/a         1.64%
                          (j)                             22.14%        n/a         n/a         1.54%
                          (k)                             22.08%        n/a         n/a         1.49%
                          (l)                             21.96%        n/a         n/a         1.39%
                          (m)                             21.83%        n/a         n/a         1.29%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                        9/18/01
SHARES
                          (a)                             29.09%        n/a         n/a         3.00%
                          (b)                             28.90%        n/a         n/a         2.84%
                          (c)                             28.77%        n/a         n/a         2.74%
                          (d)                             28.64%        n/a         n/a         2.64%
                          (e)                             28.58%        n/a         n/a         2.59%
                          (f)                             28.45%        n/a         n/a         2.48%
                          (g)                             28.32%        n/a         n/a         2.38%
                          (h)                             28.26%        n/a         n/a         2.33%
                          (i)                             28.13%        n/a         n/a         2.23%
                          (j)                             28.00%        n/a         n/a         2.13%
                          (k)                             27.94%        n/a         n/a         2.07%
                          (l)                             27.81%        n/a         n/a         1.97%
                          (m)                             27.68%        n/a         n/a         1.87%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                          9/18/01

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             22.28%        n/a         n/a         7.94%
                          (b)                             22.09%        n/a         n/a         7.77%
                          (c)                             21.97%        n/a         n/a         7.66%
                          (d)                             21.85%        n/a         n/a         7.56%
                          (e)                             21.79%        n/a         n/a         7.50%
                          (f)                             21.67%        n/a         n/a         7.40%
                          (g)                             21.55%        n/a         n/a         7.29%
                          (h)                             21.49%        n/a         n/a         7.24%
                          (i)                             21.37%        n/a         n/a         7.13%
                          (j)                             21.24%        n/a         n/a         7.02%
                          (k)                             21.18%        n/a         n/a         6.97%
                          (l)                             21.06%        n/a         n/a         6.86%
                          (m)                             20.94%        n/a         n/a         6.75%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                           3/19/01
SHARES
                          (a)                             43.76%        n/a         n/a        -2.22%
                          (b)                             43.54%        n/a         n/a        -2.37%
                          (c)                             43.40%        n/a         n/a        -2.47%
                          (d)                             43.25%        n/a         n/a        -2.57%
                          (e)                             43.19%        n/a         n/a        -2.61%
                          (f)                             43.05%        n/a         n/a        -2.71%
                          (g)                             42.90%        n/a         n/a        -2.81%
                          (h)                             42.83%        n/a         n/a        -2.86%
                          (i)                             42.69%        n/a         n/a        -2.95%
                          (j)                             42.55%        n/a         n/a        -3.05%
                          (k)                             42.47%        n/a         n/a        -3.10%
                          (l)                             42.33%        n/a         n/a        -3.20%
                          (m)                             42.19%        n/a         n/a        -3.29%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                         2/1/88
                          (a)                             25.82%      -0.13%       8.31%        9.97%
                          (b)                             25.63%      -0.28%       8.15%        9.80%
                          (c)                             25.51%      -0.38%       8.04%        9.69%
                          (d)                             25.38%      -0.48%       7.93%        9.58%
                          (e)                             25.32%      -0.52%       7.88%        9.53%
                          (f)                             25.20%      -0.62%       7.77%        9.42%
                          (g)                             25.07%      -0.72%       7.66%        9.31%
                          (h)                             25.01%      -0.77%       7.61%        9.25%
                          (i)                             24.88%      -0.87%       7.50%        9.14%
                          (j)                             24.76%      -0.97%       7.40%        9.03%
                          (k)                             24.70%      -1.02%       7.34%        8.98%
                          (l)                             24.57%      -1.12%       7.23%        8.87%
                          (m)                             24.45%      -1.22%       7.13%        8.76%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                      1/2/97
                          (a)                             26.96%       2.70%        n/a         6.28%
                          (b)                             26.77%       2.54%        n/a         6.12%
                          (c)                             26.64%       2.44%        n/a         6.01%
                          (d)                             26.51%       2.34%        n/a         5.90%
                          (e)                             26.45%       2.29%        n/a         5.85%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (f)                             26.33%       2.18%        n/a         5.74%
                          (g)                             26.20%       2.08%        n/a         5.64%
                          (h)                             26.14%       2.03%        n/a         5.59%
                          (i)                             26.01%       1.93%        n/a         5.48%
                          (j)                             25.88%       1.83%        n/a         5.38%
                          (k)                             25.82%       1.77%        n/a         5.32%
                          (l)                             25.69%       1.67%        n/a         5.22%
                          (m)                             25.57%       1.57%        n/a         5.11%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                         5/2/94
                          (a)                             30.82%      -5.50%        n/a         6.69%
                          (b)                             30.62%      -5.64%        n/a         6.53%
                          (c)                             30.49%      -5.74%        n/a         6.43%
                          (d)                             30.36%      -5.83%        n/a         6.32%
                          (e)                             30.30%      -5.88%        n/a         6.27%
                          (f)                             30.17%      -5.97%        n/a         6.16%
                          (g)                             30.04%      -6.07%        n/a         6.05%
                          (h)                             29.97%      -6.11%        n/a         6.00%
                          (i)                             29.84%      -6.21%        n/a         5.90%
                          (j)                             29.71%      -6.30%        n/a         5.79%
                          (k)                             29.65%      -6.35%        n/a         5.74%
                          (l)                             29.52%      -6.44%        n/a         5.63%
                          (m)                             29.39%      -6.54%        n/a         5.53%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                 1/2/97
                          (a)                             30.86%       5.90%        n/a         7.13%
                          (b)                             30.66%       5.74%        n/a         6.96%
                          (c)                             30.53%       5.63%        n/a         6.86%
                          (d)                             30.40%       5.52%        n/a         6.75%
                          (e)                             30.34%       5.47%        n/a         6.70%
                          (f)                             30.21%       5.37%        n/a         6.59%
                          (g)                             30.08%       5.26%        n/a         6.48%
                          (h)                             30.01%       5.21%        n/a         6.43%
                          (i)                             29.88%       5.10%        n/a         6.32%
                          (j)                             29.75%       5.00%        n/a         6.22%
                          (k)                             29.69%       4.95%        n/a         6.17%
                          (l)                             29.56%       4.84%        n/a         6.06%
                          (m)                             29.43%       4.74%        n/a         5.95%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                   2/1/88
                          (a)                             23.38%      -2.48%       7.59%       10.49%
                          (b)                             23.20%      -2.62%       7.43%       10.33%
                          (c)                             23.07%      -2.72%       7.32%       10.22%
                          (d)                             22.95%      -2.82%       7.22%       10.11%
                          (e)                             22.89%      -2.87%       7.16%       10.05%
                          (f)                             22.77%      -2.96%       7.06%        9.94%
                          (g)                             22.65%      -3.06%       6.95%        9.83%
                          (h)                             22.58%      -3.11%       6.90%        9.78%
                          (i)                             22.46%      -3.21%       6.79%        9.67%
                          (j)                             22.34%      -3.30%       6.68%        9.56%
                          (k)                             22.28%      -3.35%       6.63%        9.50%
                          (l)                             22.15%      -3.45%       6.52%        9.39%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (m)                             22.03%      -3.54%       6.42%        9.28%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND -                                                             3/4/96
CLASS 2
                          (a)                             51.13%       6.57%        n/a        -4.49%
                          (b)                             50.91%       6.41%        n/a        -4.63%
                          (c)                             50.75%       6.30%        n/a        -4.73%
                          (d)                             50.60%       6.19%        n/a        -4.83%
                          (e)                             50.53%       6.14%        n/a        -4.87%
                          (f)                             50.38%       6.03%        n/a        -4.97%
                          (g)                             50.23%       5.93%        n/a        -5.06%
                          (h)                             50.16%       5.87%        n/a        -5.11%
                          (i)                             50.00%       5.77%        n/a        -5.20%
                          (j)                             49.85%       5.66%        n/a        -5.30%
                          (k)                             49.78%       5.61%        n/a        -5.35%
                          (l)                             49.63%       5.50%        n/a        -5.44%
                          (m)                             49.48%       5.40%        n/a        -5.54%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                      9/18/00
CLASS II SHARES
                          (a)                             29.17%        n/a         n/a         4.37%
                          (b)                             28.98%        n/a         n/a         4.21%
                          (c)                             28.85%        n/a         n/a         4.11%
                          (d)                             28.71%        n/a         n/a         4.00%
                          (e)                             28.66%        n/a         n/a         3.95%
                          (f)                             28.53%        n/a         n/a         3.85%
                          (g)                             28.40%        n/a         n/a         3.74%
                          (h)                             28.34%        n/a         n/a         3.69%
                          (i)                             28.21%        n/a         n/a         3.59%
                          (j)                             28.08%        n/a         n/a         3.48%
                          (k)                             28.02%        n/a         n/a         3.43%
                          (l)                             27.89%        n/a         n/a         3.33%
                          (m)                             27.76%        n/a         n/a         3.22%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                          9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                             25.48%        n/a         n/a       -22.38%
                          (b)                             25.29%        n/a         n/a       -22.50%
                          (c)                             25.17%        n/a         n/a       -22.58%
                          (d)                             25.04%        n/a         n/a       -22.65%
                          (e)                             24.98%        n/a         n/a       -22.69%
                          (f)                             24.86%        n/a         n/a       -22.77%
                          (g)                             24.73%        n/a         n/a       -22.85%
                          (h)                             24.67%        n/a         n/a       -22.88%
                          (i)                             24.54%        n/a         n/a       -22.96%
                          (j)                             24.42%        n/a         n/a       -23.04%
                          (k)                             24.36%        n/a         n/a       -23.08%
                          (l)                             24.23%        n/a         n/a       -23.15%
                          (m)                             24.11%        n/a         n/a       -23.23%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                        9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             26.12%        n/a         n/a         0.93%
                          (b)                             25.93%        n/a         n/a         0.78%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (c)                             25.80%        n/a         n/a         0.68%
                          (d)                             25.67%        n/a         n/a         0.57%
                          (e)                             25.61%        n/a         n/a         0.53%
                          (f)                             25.49%        n/a         n/a         0.43%
                          (g)                             25.36%        n/a         n/a         0.32%
                          (h)                             25.30%        n/a         n/a         0.27%
                          (i)                             25.18%        n/a         n/a         0.17%
                          (j)                             25.05%        n/a         n/a         0.07%
                          (k)                             24.99%        n/a         n/a         0.02%
                          (l)                             24.86%        n/a         n/a        -0.08%
                          (m)                             24.74%        n/a         n/a        -0.18%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          5/1/95
                          (a)                             11.06%       9.21%        n/a         8.93%
                          (b)                             10.89%       9.04%        n/a         8.76%
                          (c)                             10.78%       8.93%        n/a         8.65%
                          (d)                             10.67%       8.83%        n/a         8.54%
                          (e)                             10.62%       8.77%        n/a         8.49%
                          (f)                             10.51%       8.66%        n/a         8.38%
                          (g)                             10.40%       8.55%        n/a         8.27%
                          (h)                             10.34%       8.50%        n/a         8.22%
                          (i)                             10.23%       8.39%        n/a         8.11%
                          (j)                             10.12%       8.28%        n/a         8.00%
                          (k)                             10.06%       8.23%        n/a         7.95%
                          (l)                              9.95%       8.12%        n/a         7.84%
                          (m)                              9.84%       8.01%        n/a         7.73%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                               12/3/85
                          (a)                             19.02%      -0.91%       6.88%        8.45%
                          (b)                             18.84%      -1.06%       6.72%        8.29%
                          (c)                             18.72%      -1.16%       6.61%        8.18%
                          (d)                             18.60%      -1.26%       6.50%        8.07%
                          (e)                             18.54%      -1.31%       6.45%        8.02%
                          (f)                             18.42%      -1.41%       6.34%        7.91%
                          (g)                             18.31%      -1.50%       6.24%        7.80%
                          (h)                             18.25%      -1.55%       6.18%        7.74%
                          (i)                             18.13%      -1.65%       6.08%        7.64%
                          (j)                             18.01%      -1.75%       5.97%        7.53%
                          (k)                             17.95%      -1.80%       5.92%        7.48%
                          (l)                             17.83%      -1.90%       5.81%        7.37%
                          (m)                             17.71%      -2.00%       5.71%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                           10/15/97
                          (a)                             20.31%      -4.53%        n/a        -0.84%
                          (b)                             20.13%      -4.67%        n/a        -0.99%
                          (c)                             20.01%      -4.77%        n/a        -1.09%
                          (d)                             19.89%      -4.86%        n/a        -1.19%
                          (e)                             19.83%      -4.91%        n/a        -1.23%
                          (f)                             19.71%      -5.01%        n/a        -1.33%
                          (g)                             19.59%      -5.10%        n/a        -1.43%
                          (h)                             19.53%      -5.15%        n/a        -1.48%
                          (i)                             19.42%      -5.24%        n/a        -1.58%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (j)                             19.30%      -5.34%        n/a        -1.68%
                          (k)                             19.24%      -5.39%        n/a        -1.73%
                          (l)                             19.12%      -5.48%        n/a        -1.83%
                          (m)                             19.00%      -5.58%        n/a        -1.92%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                 12/3/85
                          (a)                             23.80%      -8.30%       4.86%        6.88%
                          (b)                             23.61%      -8.44%       4.70%        6.72%
                          (c)                             23.49%      -8.53%       4.60%        6.61%
                          (d)                             23.36%      -8.62%       4.49%        6.51%
                          (e)                             23.30%      -8.67%       4.44%        6.45%
                          (f)                             23.18%      -8.76%       4.33%        6.35%
                          (g)                             23.05%      -8.85%       4.23%        6.24%
                          (h)                             22.99%      -8.90%       4.18%        6.19%
                          (i)                             22.87%      -8.99%       4.07%        6.08%
                          (j)                             22.75%      -9.08%       3.97%        5.97%
                          (k)                             22.69%      -9.12%       3.92%        5.92%
                          (l)                             22.57%      -9.21%       3.81%        5.82%
                          (m)                             22.44%      -9.30%       3.71%        5.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           5/3/94
                          (a)                             24.44%      -0.02%        n/a         7.03%
                          (b)                             24.25%      -0.17%        n/a         6.87%
                          (c)                             24.13%      -0.27%        n/a         6.77%
                          (d)                             24.00%      -0.37%        n/a         6.66%
                          (e)                             23.94%      -0.42%        n/a         6.61%
                          (f)                             23.82%      -0.52%        n/a         6.50%
                          (g)                             23.69%      -0.62%        n/a         6.39%
                          (h)                             23.63%      -0.67%        n/a         6.34%
                          (i)                             23.51%      -0.77%        n/a         6.23%
                          (j)                             23.38%      -0.86%        n/a         6.13%
                          (k)                             23.32%      -0.91%        n/a         6.08%
                          (l)                             23.20%      -1.01%        n/a         5.97%
                          (m)                             23.08%      -1.11%        n/a         5.86%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                        5/1/92
                          (a)                             45.06%       4.27%       6.54%        8.09%
                          (b)                             44.84%       4.11%       6.38%        7.93%
                          (c)                             44.70%       4.01%       6.28%        7.82%
                          (d)                             44.55%       3.90%       6.17%        7.72%
                          (e)                             44.48%       3.85%       6.12%        7.66%
                          (f)                             44.34%       3.75%       6.01%        7.56%
                          (g)                             44.20%       3.64%       5.91%        7.45%
                          (h)                             44.13%       3.59%       5.85%        7.39%
                          (i)                             43.98%       3.49%       5.75%        7.29%
                          (j)                             43.84%       3.39%       5.64%        7.18%
                          (k)                             43.76%       3.33%       5.59%        7.13%
                          (l)                             43.62%       3.23%       5.48%        7.02%
                          (m)                             43.48%       3.13%       5.38%        6.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                       10/1/97
                          (a)                             52.53%       7.32%        n/a         5.29%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (b)                             52.30%       7.16%        n/a         5.13%
                          (c)                             52.15%       7.06%        n/a         5.03%
                          (d)                             51.99%       6.95%        n/a         4.92%
                          (e)                             51.93%       6.90%        n/a         4.87%
                          (f)                             51.78%       6.79%        n/a         4.77%
                          (g)                             51.62%       6.68%        n/a         4.66%
                          (h)                             51.55%       6.63%        n/a         4.61%
                          (i)                             51.39%       6.52%        n/a         4.51%
                          (j)                             51.24%       6.42%        n/a         4.40%
                          (k)                             51.17%       6.36%        n/a         4.35%
                          (l)                             51.02%       6.26%        n/a         4.24%
                          (m)                             50.87%       6.15%        n/a         4.14%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            4/4/97
PORTFOLIO
                          (a)                             29.98%      13.48%        n/a        18.78%
                          (b)                             29.78%      13.30%        n/a        18.61%
                          (c)                             29.65%      13.19%        n/a        18.49%
                          (d)                             29.53%      13.08%        n/a        18.37%
                          (e)                             29.46%      13.02%        n/a        18.31%
                          (f)                             29.33%      12.91%        n/a        18.19%
                          (g)                             29.20%      12.80%        n/a        18.07%
                          (h)                             29.14%      12.74%        n/a        18.01%
                          (i)                             29.01%      12.63%        n/a        17.90%
                          (j)                             28.88%      12.51%        n/a        17.78%
                          (k)                             28.81%      12.46%        n/a        17.72%
                          (l)                             28.69%      12.35%        n/a        17.60%
                          (m)                             28.56%      12.23%        n/a        17.48%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                        5/3/93
                          (a)                             47.44%       2.04%       6.04%        7.24%
                          (b)                             47.22%       1.88%       5.88%        7.08%
                          (c)                             47.07%       1.78%       5.77%        6.98%
                          (d)                             46.93%       1.68%       5.67%        6.87%
                          (e)                             46.85%       1.63%       5.61%        6.81%
                          (f)                             46.71%       1.53%       5.51%        6.71%
                          (g)                             46.56%       1.42%       5.40%        6.60%
                          (h)                             46.49%       1.37%       5.35%        6.55%
                          (i)                             46.34%       1.27%       5.24%        6.44%
                          (j)                             46.19%       1.17%       5.14%        6.33%
                          (k)                             46.12%       1.12%       5.09%        6.28%
                          (l)                             45.97%       1.02%       4.98%        6.18%
                          (m)                             45.83%       0.92%       4.88%        6.07%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             47.66%      10.02%        n/a         6.86%
                          (b)                             47.44%       9.85%        n/a         6.70%
                          (c)                             47.29%       9.74%        n/a         6.59%
                          (d)                             47.14%       9.63%        n/a         6.48%
                          (e)                             47.07%       9.58%        n/a         6.43%
                          (f)                             46.93%       9.47%        n/a         6.33%
                          (g)                             46.78%       9.36%        n/a         6.22%
                          (h)                             46.71%       9.31%        n/a         6.17%
                          (i)                             46.56%       9.20%        n/a         6.06%
                          (j)                             46.41%       9.09%        n/a         5.95%
                          (k)                             46.34%       9.03%        n/a         5.90%
                          (l)                             46.19%       8.92%        n/a         5.79%
                          (m)                             46.05%       8.82%        n/a         5.69%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                   5/2/94
                          (a)                             25.48%      -1.30%        n/a         7.97%
                          (b)                             25.29%      -1.45%        n/a         7.81%
                          (c)                             25.17%      -1.55%        n/a         7.70%
                          (d)                             25.04%      -1.65%        n/a         7.59%
                          (e)                             24.98%      -1.69%        n/a         7.54%
                          (f)                             24.85%      -1.79%        n/a         7.43%
                          (g)                             24.73%      -1.89%        n/a         7.33%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             24.67%      -1.94%        n/a         7.27%
                          (i)                             24.54%      -2.04%        n/a         7.16%
                          (j)                             24.42%      -2.14%        n/a         7.06%
                          (k)                             24.35%      -2.19%        n/a         7.00%
                          (l)                             24.23%      -2.28%        n/a         6.90%
                          (m)                             24.11%      -2.38%        n/a         6.79%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
ADVANTUS BOND PORTFOLIO                                                                                   12/3/85
                          (a)                              3.74%       4.54%       4.67%        6.16%
                          (b)                              3.58%       4.39%       4.51%        6.00%
                          (c)                              3.48%       4.28%       4.41%        5.89%
                          (d)                              3.38%       4.18%       4.30%        5.79%
                          (e)                              3.33%       4.13%       4.25%        5.74%
                          (f)                              3.22%       4.02%       4.15%        5.63%
                          (g)                              3.12%       3.92%       4.04%        5.52%
                          (h)                              3.07%       3.87%       3.99%        5.47%
                          (i)                              2.96%       3.76%       3.89%        5.37%
                          (j)                              2.86%       3.66%       3.78%        5.26%
                          (k)                              2.81%       3.61%       3.73%        5.21%
                          (l)                              2.71%       3.50%       3.63%        5.10%
                          (m)                              2.60%       3.40%       3.53%        5.00%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                      10/1/97
                          (a)                             32.53%       7.10%        n/a         7.95%
                          (b)                             32.33%       6.94%        n/a         7.79%
                          (c)                             32.20%       6.83%        n/a         7.69%
                          (d)                             32.07%       6.72%        n/a         7.58%
                          (e)                             32.00%       6.67%        n/a         7.52%
                          (f)                             31.87%       6.56%        n/a         7.42%
                          (g)                             31.74%       6.46%        n/a         7.31%
                          (h)                             31.67%       6.40%        n/a         7.26%
                          (i)                             31.54%       6.30%        n/a         7.15%
                          (j)                             31.41%       6.19%        n/a         7.04%
                          (k)                             31.34%       6.14%        n/a         6.99%
                          (l)                             31.21%       6.03%        n/a         6.88%
                          (m)                             31.08%       5.93%        n/a         6.77%
ADVANTUS INDEX 500 PORTFOLIO                                                                               5/1/87
                          (a)                             26.09%      -2.53%       8.79%        8.78%
                          (b)                             25.90%      -2.67%       8.63%        8.61%
                          (c)                             25.78%      -2.77%       8.52%        8.51%
                          (d)                             25.65%      -2.87%       8.41%        8.40%
                          (e)                             25.59%      -2.92%       8.36%        8.34%
                          (f)                             25.46%      -3.01%       8.25%        8.24%
                          (g)                             25.34%      -3.11%       8.14%        8.13%
                          (h)                             25.27%      -3.16%       8.09%        8.07%
                          (i)                             25.15%      -3.26%       7.98%        7.96%
                          (j)                             25.02%      -3.35%       7.87%        7.86%
                          (k)                             24.96%      -3.40%       7.82%        7.80%
                          (l)                             24.84%      -3.50%       7.71%        7.69%
                          (m)                             24.71%      -3.59%       7.60%        7.59%
ADVANTUS MONEY MARKET PORTFOLIO                                                                           12/3/85
                          (a)                             -0.95%       1.65%       2.43%        3.14%
                          (b)                             -1.11%       1.49%       2.27%        2.98%
                          (c)                             -1.20%       1.39%       2.17%        2.88%
                          (d)                             -1.30%       1.29%       2.07%        2.78%
                          (e)                             -1.35%       1.24%       2.02%        2.73%
                          (f)                             -1.45%       1.14%       1.92%        2.62%
                          (g)                             -1.55%       1.04%       1.81%        2.52%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             -1.59%       0.99%       1.76%        2.47%
                          (i)                             -1.69%       0.89%       1.66%        2.37%
                          (j)                             -1.79%       0.79%       1.56%        2.26%
                          (k)                             -1.84%       0.74%       1.51%        2.21%
                          (l)                             -1.94%       0.64%       1.41%        2.11%
                          (m)                             -2.04%       0.54%       1.31%        2.01%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                     5/1/87
                          (a)                              2.56%       5.61%       5.43%        6.54%
                          (b)                              2.41%       5.46%       5.28%        6.38%
                          (c)                              2.31%       5.35%       5.17%        6.27%
                          (d)                              2.20%       5.25%       5.07%        6.16%
                          (e)                              2.15%       5.19%       5.01%        6.11%
                          (f)                              2.05%       5.09%       4.91%        6.00%
                          (g)                              1.95%       4.98%       4.80%        5.90%
                          (h)                              1.90%       4.93%       4.75%        5.85%
                          (i)                              1.80%       4.83%       4.65%        5.74%
                          (j)                              1.69%       4.72%       4.54%        5.63%
                          (k)                              1.64%       4.67%       4.49%        5.58%
                          (l)                              1.54%       4.56%       4.39%        5.48%
                          (m)                              1.44%       4.46%       4.28%        5.37%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.03%      13.34%        n/a         8.34%
                          (b)                             39.83%      13.17%        n/a         8.18%
                          (c)                             39.69%      13.06%        n/a         8.07%
                          (d)                             39.55%      12.94%        n/a         7.97%
                          (e)                             39.48%      12.89%        n/a         7.91%
                          (f)                             39.34%      12.77%        n/a         7.80%
                          (g)                             39.20%      12.66%        n/a         7.70%
                          (h)                             39.13%      12.60%        n/a         7.64%
                          (i)                             38.99%      12.49%        n/a         7.53%
                          (j)                             38.85%      12.38%        n/a         7.43%
                          (k)                             38.78%      12.32%        n/a         7.37%
                          (l)                             38.65%      12.21%        n/a         7.27%
                          (m)                             38.51%      12.10%        n/a         7.16%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                         5/1/98
                          (a)                             24.41%      -0.35%        n/a        -0.67%
                          (b)                             24.23%      -0.49%        n/a        -0.82%
                          (c)                             24.11%      -0.59%        n/a        -0.92%
                          (d)                             23.98%      -0.69%        n/a        -1.02%
                          (e)                             23.92%      -0.74%        n/a        -1.07%
                          (f)                             23.80%      -0.84%        n/a        -1.17%
                          (g)                             23.67%      -0.94%        n/a        -1.27%
                          (h)                             23.61%      -0.99%        n/a        -1.32%
                          (i)                             23.49%      -1.09%        n/a        -1.42%
                          (j)                             23.36%      -1.19%        n/a        -1.52%
                          (k)                             23.30%      -1.24%        n/a        -1.56%
                          (l)                             23.18%      -1.34%        n/a        -1.66%
                          (m)                             23.06%      -1.44%        n/a        -1.76%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                  5/1/98

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             14.37%      -2.23%        n/a        -0.04%
                          (b)                             14.21%      -2.38%        n/a        -0.19%
                          (c)                             14.09%      -2.47%        n/a        -0.29%
                          (d)                             13.98%      -2.57%        n/a        -0.39%
                          (e)                             13.92%      -2.62%        n/a        -0.44%
                          (f)                             13.81%      -2.72%        n/a        -0.54%
                          (g)                             13.69%      -2.81%        n/a        -0.63%
                          (h)                             13.64%      -2.86%        n/a        -0.68%
                          (i)                             13.52%      -2.96%        n/a        -0.78%
                          (j)                             13.41%      -3.06%        n/a        -0.88%
                          (k)                             13.35%      -3.11%        n/a        -0.93%
                          (l)                             13.24%      -3.20%        n/a        -1.03%
                          (m)                             13.13%      -3.30%        n/a        -1.13%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                        12/29/99
SHARES
                          (a)                             35.20%        n/a         n/a       -16.48%
                          (b)                             35.00%        n/a         n/a       -16.60%
                          (c)                             34.87%        n/a         n/a       -16.69%
                          (d)                             34.73%        n/a         n/a       -16.77%
                          (e)                             34.67%        n/a         n/a       -16.81%
                          (f)                             34.53%        n/a         n/a       -16.89%
                          (g)                             34.40%        n/a         n/a       -16.98%
                          (h)                             34.33%        n/a         n/a       -17.02%
                          (i)                             34.20%        n/a         n/a       -17.10%
                          (j)                             34.06%        n/a         n/a       -17.18%
                          (k)                             33.99%        n/a         n/a       -17.23%
                          (l)                             33.86%        n/a         n/a       -17.31%
                          (m)                             33.73%        n/a         n/a       -17.39%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                            5/5/93
                          (a)                             22.92%      -5.19%       6.40%        7.25%
                          (b)                             22.74%      -5.33%       6.24%        7.09%
                          (c)                             22.62%      -5.43%       6.13%        6.99%
                          (d)                             22.49%      -5.52%       6.02%        6.88%
                          (e)                             22.43%      -5.57%       5.97%        6.83%
                          (f)                             22.31%      -5.67%       5.86%        6.72%
                          (g)                             22.19%      -5.76%       5.76%        6.61%
                          (h)                             22.13%      -5.81%       5.71%        6.56%
                          (i)                             22.00%      -5.90%       5.60%        6.45%
                          (j)                             21.88%      -6.00%       5.49%        6.35%
                          (k)                             21.82%      -6.04%       5.44%        6.29%
                          (l)                             21.70%      -6.14%       5.34%        6.19%
                          (m)                             21.58%      -6.23%       5.23%        6.08%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                      10/30/97
SHARES
                          (a)                             27.21%      -1.61%        n/a         3.47%
                          (b)                             27.03%      -1.76%        n/a         3.32%
                          (c)                             26.90%      -1.86%        n/a         3.21%
                          (d)                             26.77%      -1.95%        n/a         3.11%
                          (e)                             26.71%      -2.00%        n/a         3.06%
                          (f)                             26.58%      -2.10%        n/a         2.96%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (g)                             26.45%      -2.20%        n/a         2.85%
                          (h)                             26.39%      -2.25%        n/a         2.80%
                          (i)                             26.27%      -2.35%        n/a         2.70%
                          (j)                             26.14%      -2.44%        n/a         2.60%
                          (k)                             26.08%      -2.49%        n/a         2.55%
                          (l)                             25.95%      -2.59%        n/a         2.44%
                          (m)                             25.82%      -2.69%        n/a         2.34%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                           5/1/01
                          (a)                             22.88%        n/a         n/a        -4.75%
                          (b)                             22.71%        n/a         n/a        -4.89%
                          (c)                             22.58%        n/a         n/a        -4.98%
                          (d)                             22.46%        n/a         n/a        -5.08%
                          (e)                             22.40%        n/a         n/a        -5.13%
                          (f)                             22.28%        n/a         n/a        -5.22%
                          (g)                             22.15%        n/a         n/a        -5.32%
                          (h)                             22.09%        n/a         n/a        -5.36%
                          (i)                             21.97%        n/a         n/a        -5.46%
                          (j)                             21.85%        n/a         n/a        -5.55%
                          (k)                             21.79%        n/a         n/a        -5.60%
                          (l)                             21.67%        n/a         n/a        -5.70%
                          (m)                             21.54%        n/a         n/a        -5.79%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                           5/1/96
                          (a)                             26.84%       6.49%        n/a         9.03%
                          (b)                             26.65%       6.33%        n/a         8.86%
                          (c)                             26.53%       6.22%        n/a         8.75%
                          (d)                             26.40%       6.12%        n/a         8.65%
                          (e)                             26.34%       6.07%        n/a         8.59%
                          (f)                             26.21%       5.96%        n/a         8.48%
                          (g)                             26.08%       5.85%        n/a         8.37%
                          (h)                             26.02%       5.80%        n/a         8.32%
                          (i)                             25.90%       5.69%        n/a         8.21%
                          (j)                             25.77%       5.59%        n/a         8.10%
                          (k)                             25.71%       5.54%        n/a         8.05%
                          (l)                             25.58%       5.43%        n/a         7.94%
                          (m)                             25.46%       5.33%        n/a         7.83%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE                                                             1/3/95
CLASS 2
                          (a)                             26.23%       1.66%        n/a        12.07%
                          (b)                             26.05%       1.51%        n/a        11.91%
                          (c)                             25.92%       1.41%        n/a        11.79%
                          (d)                             25.80%       1.30%        n/a        11.68%
                          (e)                             25.73%       1.25%        n/a        11.63%
                          (f)                             25.61%       1.15%        n/a        11.51%
                          (g)                             25.48%       1.05%        n/a        11.40%
                          (h)                             25.42%       1.00%        n/a        11.35%
                          (i)                             25.29%       0.90%        n/a        11.24%
                          (j)                             25.17%       0.80%        n/a        11.12%
                          (k)                             25.11%       0.75%        n/a        11.07%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (l)                             24.98%       0.65%        n/a        10.96%
                          (m)                             24.86%       0.55%        n/a        10.85%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                     10/9/86
                          (a)                             28.04%       1.66%       9.02%        9.34%
                          (b)                             27.85%       1.50%       8.86%        9.18%
                          (c)                             27.72%       1.40%       8.75%        9.07%
                          (d)                             27.60%       1.30%       8.64%        8.96%
                          (e)                             27.53%       1.25%       8.59%        8.90%
                          (f)                             27.40%       1.15%       8.48%        8.79%
                          (g)                             27.28%       1.05%       8.37%        8.69%
                          (h)                             27.21%       1.00%       8.31%        8.63%
                          (i)                             27.09%       0.90%       8.21%        8.52%
                          (j)                             26.96%       0.80%       8.10%        8.41%
                          (k)                             26.89%       0.75%       8.04%        8.36%
                          (l)                             26.77%       0.64%       7.94%        8.25%
                          (m)                             26.64%       0.54%       7.83%        8.14%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                          12/28/98
                          (a)                             36.13%      17.14%        n/a        17.83%
                          (b)                             35.94%      16.97%        n/a        17.65%
                          (c)                             35.80%      16.85%        n/a        17.53%
                          (d)                             35.67%      16.73%        n/a        17.41%
                          (e)                             35.60%      16.68%        n/a        17.36%
                          (f)                             35.46%      16.56%        n/a        17.24%
                          (g)                             35.33%      16.44%        n/a        17.12%
                          (h)                             35.26%      16.38%        n/a        17.06%
                          (i)                             35.12%      16.27%        n/a        16.95%
                          (j)                             34.99%      16.15%        n/a        16.83%
                          (k)                             34.92%      16.09%        n/a        16.77%
                          (l)                             34.79%      15.98%        n/a        16.65%
                          (m)                             34.65%      15.86%        n/a        16.54%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                         11/1/95
                          (a)                             35.14%       5.14%        n/a         8.03%
                          (b)                             34.95%       4.98%        n/a         7.86%
                          (c)                             34.81%       4.88%        n/a         7.76%
                          (d)                             34.68%       4.77%        n/a         7.65%
                          (e)                             34.61%       4.72%        n/a         7.59%
                          (f)                             34.48%       4.62%        n/a         7.49%
                          (g)                             34.34%       4.51%        n/a         7.38%
                          (h)                             34.27%       4.46%        n/a         7.33%
                          (i)                             34.14%       4.36%        n/a         7.22%
                          (j)                             34.00%       4.25%        n/a         7.11%
                          (k)                             33.94%       4.20%        n/a         7.06%
                          (l)                             33.80%       4.09%        n/a         6.95%
                          (m)                             33.67%       3.99%        n/a         6.84%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                         5/1/96
FUND - CLASS 2
                          (a)                             25.00%       2.04%        n/a         7.29%
                          (b)                             24.82%       1.88%        n/a         7.13%
                          (c)                             24.69%       1.78%        n/a         7.02%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (d)                             24.57%       1.68%        n/a         6.92%
                          (e)                             24.51%       1.63%        n/a         6.86%
                          (f)                             24.38%       1.53%        n/a         6.76%
                          (g)                             24.26%       1.43%        n/a         6.65%
                          (h)                             24.20%       1.38%        n/a         6.60%
                          (i)                             24.07%       1.27%        n/a         6.49%
                          (j)                             23.95%       1.17%        n/a         6.38%
                          (k)                             23.89%       1.12%        n/a         6.33%
                          (l)                             23.76%       1.02%        n/a         6.22%
                          (m)                             23.64%       0.92%        n/a         6.12%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                   11/8/96
                          (a)                             23.23%       7.06%        n/a         7.34%
                          (b)                             23.05%       6.90%        n/a         7.18%
                          (c)                             22.93%       6.79%        n/a         7.07%
                          (d)                             22.81%       6.68%        n/a         6.97%
                          (e)                             22.74%       6.63%        n/a         6.91%
                          (f)                             22.62%       6.52%        n/a         6.81%
                          (g)                             22.50%       6.42%        n/a         6.70%
                          (h)                             22.44%       6.36%        n/a         6.65%
                          (i)                             22.31%       6.26%        n/a         6.54%
                          (j)                             22.19%       6.15%        n/a         6.43%
                          (k)                             22.13%       6.10%        n/a         6.38%
                          (l)                             22.01%       5.99%        n/a         6.27%
                          (m)                             21.89%       5.89%        n/a         6.17%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE                                                           9/13/93
SHARES
                          (a)                             11.98%       3.03%      10.00%       10.32%
                          (b)                             11.82%       2.88%       9.83%       10.15%
                          (c)                             11.70%       2.77%       9.72%       10.04%
                          (d)                             11.59%       2.67%       9.61%        9.93%
                          (e)                             11.54%       2.62%       9.56%        9.88%
                          (f)                             11.43%       2.52%       9.45%        9.77%
                          (g)                             11.31%       2.42%       9.34%        9.66%
                          (h)                             11.26%       2.36%       9.29%        9.60%
                          (i)                             11.15%       2.26%       9.18%        9.49%
                          (j)                             11.04%       2.16%       9.07%        9.38%
                          (k)                             10.98%       2.11%       9.01%        9.33%
                          (l)                             10.87%       2.01%       8.90%        9.22%
                          (m)                             10.76%       1.90%       8.80%        9.11%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                        5/1/97
SERVICE SHARES
                          (a)                             18.39%      -0.35%        n/a        10.26%
                          (b)                             18.22%      -0.50%        n/a        10.10%
                          (c)                             18.10%      -0.60%        n/a         9.99%
                          (d)                             17.98%      -0.70%        n/a         9.88%
                          (e)                             17.92%      -0.75%        n/a         9.82%
                          (f)                             17.81%      -0.85%        n/a         9.71%
                          (g)                             17.69%      -0.95%        n/a         9.60%
                          (h)                             17.63%      -1.00%        n/a         9.55%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             17.51%      -1.10%        n/a         9.44%
                          (j)                             17.39%      -1.19%        n/a         9.33%
                          (k)                             17.33%      -1.24%        n/a         9.28%
                          (l)                             17.22%      -1.34%        n/a         9.17%
                          (m)                             17.10%      -1.44%        n/a         9.06%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                        5/2/94
SERVICE SHARES
                          (a)                             32.47%       1.28%        n/a         8.90%
                          (b)                             32.28%       1.13%        n/a         8.74%
                          (c)                             32.15%       1.02%        n/a         8.63%
                          (d)                             32.02%       0.92%        n/a         8.52%
                          (e)                             31.95%       0.87%        n/a         8.47%
                          (f)                             31.82%       0.77%        n/a         8.36%
                          (g)                             31.69%       0.67%        n/a         8.25%
                          (h)                             31.62%       0.62%        n/a         8.20%
                          (i)                             31.49%       0.52%        n/a         8.09%
                          (j)                             31.36%       0.42%        n/a         7.98%
                          (k)                             31.29%       0.37%        n/a         7.93%
                          (l)                             31.16%       0.27%        n/a         7.82%
                          (m)                             31.03%       0.17%        n/a         7.71%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                         5/3/99
                          (a)                             20.73%        n/a         n/a        -4.34%
                          (b)                             20.55%        n/a         n/a        -4.49%
                          (c)                             20.43%        n/a         n/a        -4.58%
                          (d)                             20.31%        n/a         n/a        -4.68%
                          (e)                             20.25%        n/a         n/a        -4.73%
                          (f)                             20.13%        n/a         n/a        -4.82%
                          (g)                             20.01%        n/a         n/a        -4.92%
                          (h)                             19.95%        n/a         n/a        -4.96%
                          (i)                             19.83%        n/a         n/a        -5.06%
                          (j)                             19.71%        n/a         n/a        -5.15%
                          (k)                             19.65%        n/a         n/a        -5.20%
                          (l)                             19.53%        n/a         n/a        -5.30%
                          (m)                             19.41%        n/a         n/a        -5.39%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                 5/1/00
                          (a)                             34.51%        n/a         n/a       -13.62%
                          (b)                             34.32%        n/a         n/a       -13.75%
                          (c)                             34.19%        n/a         n/a       -13.83%
                          (d)                             34.05%        n/a         n/a       -13.92%
                          (e)                             33.98%        n/a         n/a       -13.96%
                          (f)                             33.85%        n/a         n/a       -14.05%
                          (g)                             33.72%        n/a         n/a       -14.13%
                          (h)                             33.65%        n/a         n/a       -14.18%
                          (i)                             33.52%        n/a         n/a       -14.26%
                          (j)                             33.38%        n/a         n/a       -14.35%
                          (k)                             33.32%        n/a         n/a       -14.39%
                          (l)                             33.18%        n/a         n/a       -14.48%
                          (m)                             33.05%        n/a         n/a       -14.56%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                  5/1/98

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             31.39%       6.26%        n/a         5.71%
                          (b)                             31.20%       6.10%        n/a         5.55%
                          (c)                             31.07%       5.99%        n/a         5.45%
                          (d)                             30.94%       5.89%        n/a         5.34%
                          (e)                             30.87%       5.83%        n/a         5.29%
                          (f)                             30.74%       5.73%        n/a         5.19%
                          (g)                             30.61%       5.62%        n/a         5.08%
                          (h)                             30.54%       5.57%        n/a         5.03%
                          (i)                             30.41%       5.46%        n/a         4.92%
                          (j)                             30.28%       5.36%        n/a         4.82%
                          (k)                             30.21%       5.31%        n/a         4.77%
                          (l)                             30.09%       5.20%        n/a         4.66%
                          (m)                             29.96%       5.10%        n/a         4.56%
MFS VALUE SERIES - SERVICE SHARES                                                                          1/2/02
                          (a)                             22.80%        n/a         n/a         2.10%
                          (b)                             22.62%        n/a         n/a         1.95%
                          (c)                             22.50%        n/a         n/a         1.85%
                          (d)                             22.37%        n/a         n/a         1.74%
                          (e)                             22.31%        n/a         n/a         1.69%
                          (f)                             22.19%        n/a         n/a         1.59%
                          (g)                             22.07%        n/a         n/a         1.49%
                          (h)                             22.01%        n/a         n/a         1.44%
                          (i)                             21.88%        n/a         n/a         1.34%
                          (j)                             21.76%        n/a         n/a         1.24%
                          (k)                             21.70%        n/a         n/a         1.19%
                          (l)                             21.58%        n/a         n/a         1.09%
                          (m)                             21.46%        n/a         n/a         0.98%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                        9/18/01
SHARES
                          (a)                             28.69%        n/a         n/a         2.69%
                          (b)                             28.50%        n/a         n/a         2.53%
                          (c)                             28.37%        n/a         n/a         2.43%
                          (d)                             28.24%        n/a         n/a         2.33%
                          (e)                             28.18%        n/a         n/a         2.28%
                          (f)                             28.05%        n/a         n/a         2.18%
                          (g)                             27.92%        n/a         n/a         2.07%
                          (h)                             27.86%        n/a         n/a         2.02%
                          (i)                             27.73%        n/a         n/a         1.92%
                          (j)                             27.60%        n/a         n/a         1.82%
                          (k)                             27.54%        n/a         n/a         1.77%
                          (l)                             27.41%        n/a         n/a         1.67%
                          (m)                             27.28%        n/a         n/a         1.56%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                          9/18/01
                          (a)                             21.90%        n/a         n/a         7.61%
                          (b)                             21.72%        n/a         n/a         7.45%
                          (c)                             21.60%        n/a         n/a         7.34%
                          (d)                             21.48%        n/a         n/a         7.23%
                          (e)                             21.42%        n/a         n/a         7.18%
                          (f)                             21.29%        n/a         n/a         7.07%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (g)                             21.17%        n/a         n/a         6.96%
                          (h)                             21.11%        n/a         n/a         6.91%
                          (i)                             20.99%        n/a         n/a         6.80%
                          (j)                             20.87%        n/a         n/a         6.70%
                          (k)                             20.81%        n/a         n/a         6.64%
                          (l)                             20.69%        n/a         n/a         6.54%
                          (m)                             20.57%        n/a         n/a         6.43%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                            3/19/01
SHARES
                          (a)                             43.30%        n/a         n/a        -2.52%
                          (b)                             43.10%        n/a         n/a        -2.66%
                          (c)                             42.95%        n/a         n/a        -2.76%
                          (d)                             42.81%        n/a         n/a        -2.85%
                          (e)                             42.74%        n/a         n/a        -2.90%
                          (f)                             42.60%        n/a         n/a        -3.00%
                          (g)                             42.45%        n/a         n/a        -3.10%
                          (h)                             42.38%        n/a         n/a        -3.15%
                          (i)                             42.24%        n/a         n/a        -3.24%
                          (j)                             42.10%        n/a         n/a        -3.34%
                          (k)                             42.03%        n/a         n/a        -3.39%
                          (l)                             41.88%        n/a         n/a        -3.48%
                          (m)                             41.74%        n/a         n/a        -3.58%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                         2/1/88
                          (a)                             25.43%      -0.43%       7.98%        9.63%
                          (b)                             25.25%      -0.57%       7.82%        9.47%
                          (c)                             25.12%      -0.67%       7.71%        9.36%
                          (d)                             25.00%      -0.77%       7.61%        9.25%
                          (e)                             24.93%      -0.82%       7.55%        9.19%
                          (f)                             24.81%      -0.92%       7.45%        9.08%
                          (g)                             24.68%      -1.02%       7.34%        8.97%
                          (h)                             24.62%      -1.07%       7.28%        8.92%
                          (i)                             24.50%      -1.17%       7.18%        8.81%
                          (j)                             24.37%      -1.27%       7.07%        8.70%
                          (k)                             24.31%      -1.32%       7.02%        8.65%
                          (l)                             24.19%      -1.42%       6.91%        8.54%
                          (m)                             24.06%      -1.51%       6.80%        8.43%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                      1/2/97
                          (a)                             26.56%       2.39%        n/a         5.95%
                          (b)                             26.38%       2.23%        n/a         5.79%
                          (c)                             26.25%       2.13%        n/a         5.69%
                          (d)                             26.12%       2.03%        n/a         5.58%
                          (e)                             26.06%       1.98%        n/a         5.53%
                          (f)                             25.93%       1.88%        n/a         5.43%
                          (g)                             25.81%       1.77%        n/a         5.32%
                          (h)                             25.74%       1.72%        n/a         5.27%
                          (i)                             25.62%       1.62%        n/a         5.16%
                          (j)                             25.49%       1.52%        n/a         5.06%
                          (k)                             25.43%       1.47%        n/a         5.00%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (l)                             25.31%       1.37%        n/a         4.90%
                          (m)                             25.18%       1.27%        n/a         4.79%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                         5/2/94
                          (a)                             30.41%      -5.78%        n/a         6.37%
                          (b)                             30.22%      -5.92%        n/a         6.21%
                          (c)                             30.09%      -6.02%        n/a         6.10%
                          (d)                             29.96%      -6.11%        n/a         6.00%
                          (e)                             29.89%      -6.16%        n/a         5.95%
                          (f)                             29.76%      -6.25%        n/a         5.84%
                          (g)                             29.63%      -6.35%        n/a         5.73%
                          (h)                             29.57%      -6.39%        n/a         5.68%
                          (i)                             29.44%      -6.49%        n/a         5.58%
                          (j)                             29.31%      -6.58%        n/a         5.47%
                          (k)                             29.24%      -6.63%        n/a         5.42%
                          (l)                             29.11%      -6.72%        n/a         5.31%
                          (m)                             28.98%      -6.81%        n/a         5.21%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                 1/2/97
                          (a)                             30.45%       5.57%        n/a         6.80%
                          (b)                             30.26%       5.42%        n/a         6.64%
                          (c)                             30.13%       5.31%        n/a         6.53%
                          (d)                             30.00%       5.21%        n/a         6.43%
                          (e)                             29.93%       5.15%        n/a         6.37%
                          (f)                             29.80%       5.05%        n/a         6.27%
                          (g)                             29.67%       4.94%        n/a         6.16%
                          (h)                             29.61%       4.89%        n/a         6.11%
                          (i)                             29.48%       4.79%        n/a         6.00%
                          (j)                             29.35%       4.68%        n/a         5.90%
                          (k)                             29.28%       4.63%        n/a         5.84%
                          (l)                             29.16%       4.52%        n/a         5.74%
                          (m)                             29.03%       4.42%        n/a         5.63%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                   2/1/88
                          (a)                             23.00%      -2.77%       7.27%       10.16%
                          (b)                             22.82%      -2.91%       7.11%        9.99%
                          (c)                             22.70%      -3.01%       7.00%        9.88%
                          (d)                             22.57%      -3.11%       6.89%        9.77%
                          (e)                             22.51%      -3.16%       6.84%        9.72%
                          (f)                             22.39%      -3.25%       6.73%        9.61%
                          (g)                             22.26%      -3.35%       6.62%        9.50%
                          (h)                             22.20%      -3.40%       6.57%        9.44%
                          (i)                             22.08%      -3.49%       6.47%        9.33%
                          (j)                             21.96%      -3.59%       6.36%        9.23%
                          (k)                             21.90%      -3.64%       6.31%        9.17%
                          (l)                             21.78%      -3.74%       6.20%        9.06%
                          (m)                             21.66%      -3.83%       6.09%        8.95%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND -                                                             3/4/96
CLASS 2
                          (a)                             50.65%       6.24%        n/a        -4.78%
                          (b)                             50.43%       6.08%        n/a        -4.92%
                          (c)                             50.28%       5.98%        n/a        -5.01%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (d)                             50.13%       5.87%        n/a        -5.11%
                          (e)                             50.05%       5.82%        n/a        -5.15%
                          (f)                             49.90%       5.71%        n/a        -5.25%
                          (g)                             49.75%       5.61%        n/a        -5.34%
                          (h)                             49.68%       5.55%        n/a        -5.39%
                          (i)                             49.53%       5.45%        n/a        -5.49%
                          (j)                             49.38%       5.34%        n/a        -5.58%
                          (k)                             49.31%       5.29%        n/a        -5.63%
                          (l)                             49.16%       5.19%        n/a        -5.72%
                          (m)                             49.01%       5.08%        n/a        -5.82%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                      9/18/00
CLASS II SHARES
                          (a)                             28.76%        n/a         n/a         4.05%
                          (b)                             28.58%        n/a         n/a         3.90%
                          (c)                             28.45%        n/a         n/a         3.79%
                          (d)                             28.32%        n/a         n/a         3.69%
                          (e)                             28.26%        n/a         n/a         3.64%
                          (f)                             28.13%        n/a         n/a         3.53%
                          (g)                             28.00%        n/a         n/a         3.43%
                          (h)                             27.94%        n/a         n/a         3.38%
                          (i)                             27.81%        n/a         n/a         3.27%
                          (j)                             27.68%        n/a         n/a         3.17%
                          (k)                             27.62%        n/a         n/a         3.12%
                          (l)                             27.49%        n/a         n/a         3.02%
                          (m)                             27.36%        n/a         n/a         2.91%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                          9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                             25.09%        n/a         n/a       -22.60%
                          (b)                             24.91%        n/a         n/a       -22.72%
                          (c)                             24.78%        n/a         n/a       -22.80%
                          (d)                             24.66%        n/a         n/a       -22.87%
                          (e)                             24.59%        n/a         n/a       -22.91%
                          (f)                             24.47%        n/a         n/a       -22.99%
                          (g)                             24.35%        n/a         n/a       -23.07%
                          (h)                             24.28%        n/a         n/a       -23.10%
                          (i)                             24.16%        n/a         n/a       -23.18%
                          (j)                             24.03%        n/a         n/a       -23.26%
                          (k)                             23.97%        n/a         n/a       -23.30%
                          (l)                             23.85%        n/a         n/a       -23.37%
                          (m)                             23.73%        n/a         n/a       -23.45%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                        9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             25.72%        n/a         n/a         0.62%
                          (b)                             25.54%        n/a         n/a         0.48%
                          (c)                             25.41%        n/a         n/a         0.37%
                          (d)                             25.29%        n/a         n/a         0.27%
                          (e)                             25.23%        n/a         n/a         0.22%
                          (f)                             25.10%        n/a         n/a         0.12%
                          (g)                             24.97%        n/a         n/a         0.02%
                          (h)                             24.91%        n/a         n/a        -0.03%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             24.79%        n/a         n/a        -0.13%
                          (j)                             24.66%        n/a         n/a        -0.23%
                          (k)                             24.60%        n/a         n/a        -0.28%
                          (l)                             24.48%        n/a         n/a        -0.38%
                          (m)                             24.35%        n/a         n/a        -0.48%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          5/1/95
                          (a)                             10.72%       8.88%        n/a         8.59%
                          (b)                             10.56%       8.71%        n/a         8.43%
                          (c)                             10.45%       8.60%        n/a         8.32%
                          (d)                             10.33%       8.49%        n/a         8.22%
                          (e)                             10.28%       8.44%        n/a         8.16%
                          (f)                             10.17%       8.33%        n/a         8.05%
                          (g)                             10.06%       8.22%        n/a         7.95%
                          (h)                             10.00%       8.17%        n/a         7.89%
                          (i)                              9.89%       8.06%        n/a         7.78%
                          (j)                              9.78%       7.95%        n/a         7.68%
                          (k)                              9.73%       7.90%        n/a         7.62%
                          (l)                              9.62%       7.79%        n/a         7.51%
                          (m)                              9.51%       7.68%        n/a         7.41%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                               12/3/85
                          (a)                             18.65%      -1.21%       6.55%        8.12%
                          (b)                             18.47%      -1.36%       6.39%        7.96%
                          (c)                             18.36%      -1.45%       6.29%        7.85%
                          (d)                             18.24%      -1.55%       6.18%        7.74%
                          (e)                             18.18%      -1.60%       6.13%        7.69%
                          (f)                             18.06%      -1.70%       6.02%        7.58%
                          (g)                             17.94%      -1.80%       5.92%        7.47%
                          (h)                             17.88%      -1.85%       5.86%        7.42%
                          (i)                             17.76%      -1.95%       5.76%        7.31%
                          (j)                             17.65%      -2.04%       5.65%        7.20%
                          (k)                             17.59%      -2.09%       5.60%        7.15%
                          (l)                             17.47%      -2.19%       5.49%        7.04%
                          (m)                             17.35%      -2.29%       5.39%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                           10/15/97
                          (a)                             19.94%      -4.81%        n/a        -1.14%
                          (b)                             19.76%      -4.96%        n/a        -1.28%
                          (c)                             19.64%      -5.05%        n/a        -1.38%
                          (d)                             19.53%      -5.15%        n/a        -1.48%
                          (e)                             19.47%      -5.19%        n/a        -1.53%
                          (f)                             19.35%      -5.29%        n/a        -1.63%
                          (g)                             19.23%      -5.38%        n/a        -1.73%
                          (h)                             19.17%      -5.43%        n/a        -1.78%
                          (i)                             19.05%      -5.53%        n/a        -1.87%
                          (j)                             18.93%      -5.62%        n/a        -1.97%
                          (k)                             18.87%      -5.67%        n/a        -2.02%
                          (l)                             18.75%      -5.76%        n/a        -2.12%
                          (m)                             18.63%      -5.86%        n/a        -2.22%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                 12/3/85
                          (a)                             23.41%      -8.57%       4.54%        6.56%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (b)                             23.23%      -8.71%       4.38%        6.40%
                          (c)                             23.10%      -8.80%       4.28%        6.29%
                          (d)                             22.98%      -8.89%       4.18%        6.18%
                          (e)                             22.92%      -8.94%       4.12%        6.13%
                          (f)                             22.80%      -9.03%       4.02%        6.02%
                          (g)                             22.68%      -9.12%       3.92%        5.92%
                          (h)                             22.62%      -9.16%       3.86%        5.87%
                          (i)                             22.49%      -9.25%       3.76%        5.76%
                          (j)                             22.37%      -9.35%       3.66%        5.65%
                          (k)                             22.31%      -9.39%       3.61%        5.60%
                          (l)                             22.19%      -9.48%       3.50%        5.50%
                          (m)                             22.07%      -9.57%       3.40%        5.39%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           5/3/94
                          (a)                             24.05%      -0.32%        n/a         6.71%
                          (b)                             23.87%      -0.47%        n/a         6.55%
                          (c)                             23.74%      -0.57%        n/a         6.44%
                          (d)                             23.62%      -0.67%        n/a         6.34%
                          (e)                             23.56%      -0.72%        n/a         6.28%
                          (f)                             23.43%      -0.81%        n/a         6.18%
                          (g)                             23.31%      -0.91%        n/a         6.07%
                          (h)                             23.25%      -0.96%        n/a         6.02%
                          (i)                             23.13%      -1.06%        n/a         5.91%
                          (j)                             23.00%      -1.16%        n/a         5.81%
                          (k)                             22.94%      -1.21%        n/a         5.75%
                          (l)                             22.82%      -1.31%        n/a         5.65%
                          (m)                             22.70%      -1.41%        n/a         5.54%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                        5/1/92
                          (a)                             44.60%       3.95%       6.22%        7.77%
                          (b)                             44.39%       3.80%       6.06%        7.61%
                          (c)                             44.25%       3.69%       5.96%        7.50%
                          (d)                             44.10%       3.59%       5.85%        7.39%
                          (e)                             44.03%       3.54%       5.80%        7.34%
                          (f)                             43.89%       3.44%       5.69%        7.23%
                          (g)                             43.74%       3.33%       5.59%        7.12%
                          (h)                             43.67%       3.28%       5.53%        7.07%
                          (i)                             43.53%       3.18%       5.43%        6.96%
                          (j)                             43.38%       3.07%       5.32%        6.85%
                          (k)                             43.31%       3.02%       5.27%        6.80%
                          (l)                             43.17%       2.92%       5.16%        6.69%
                          (m)                             43.02%       2.82%       5.06%        6.59%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                       10/1/97
                          (a)                             52.04%       7.00%        n/a         4.97%
                          (b)                             51.83%       6.84%        n/a         4.82%
                          (c)                             51.67%       6.73%        n/a         4.71%
                          (d)                             51.52%       6.63%        n/a         4.61%
                          (e)                             51.44%       6.57%        n/a         4.56%
                          (f)                             51.29%       6.47%        n/a         4.45%
                          (g)                             51.14%       6.36%        n/a         4.35%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             51.07%       6.31%        n/a         4.29%
                          (i)                             50.92%       6.20%        n/a         4.19%
                          (j)                             50.76%       6.09%        n/a         4.09%
                          (k)                             50.69%       6.04%        n/a         4.03%
                          (l)                             50.54%       5.93%        n/a         3.93%
                          (m)                             50.39%       5.83%        n/a         3.83%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            4/4/97
PORTFOLIO
                          (a)                             29.58%      13.13%        n/a        18.42%
                          (b)                             29.38%      12.96%        n/a        18.24%
                          (c)                             29.25%      12.85%        n/a        18.12%
                          (d)                             29.12%      12.73%        n/a        18.00%
                          (e)                             29.06%      12.68%        n/a        17.95%
                          (f)                             28.93%      12.56%        n/a        17.83%
                          (g)                             28.80%      12.45%        n/a        17.71%
                          (h)                             28.74%      12.40%        n/a        17.65%
                          (i)                             28.61%      12.28%        n/a        17.53%
                          (j)                             28.48%      12.17%        n/a        17.42%
                          (k)                             28.41%      12.11%        n/a        17.36%
                          (l)                             28.29%      12.00%        n/a        17.24%
                          (m)                             28.16%      11.89%        n/a        17.12%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                        5/3/93
                          (a)                             46.98%       1.73%       5.72%        6.92%
                          (b)                             46.76%       1.58%       5.56%        6.76%
                          (c)                             46.61%       1.47%       5.45%        6.65%
                          (d)                             46.46%       1.37%       5.35%        6.54%
                          (e)                             46.39%       1.32%       5.29%        6.49%
                          (f)                             46.24%       1.22%       5.19%        6.38%
                          (g)                             46.10%       1.12%       5.08%        6.28%
                          (h)                             46.02%       1.07%       5.03%        6.23%
                          (i)                             45.88%       0.97%       4.93%        6.12%
                          (j)                             45.73%       0.87%       4.82%        6.01%
                          (k)                             45.66%       0.82%       4.77%        5.96%
                          (l)                             45.51%       0.72%       4.66%        5.85%
                          (m)                             45.37%       0.61%       4.56%        5.75%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             47.19%       9.68%        n/a         6.53%
                          (b)                             46.98%       9.52%        n/a         6.38%
                          (c)                             46.83%       9.41%        n/a         6.27%
                          (d)                             46.68%       9.30%        n/a         6.16%
                          (e)                             46.61%       9.25%        n/a         6.11%
                          (f)                             46.46%       9.14%        n/a         6.00%
                          (g)                             46.32%       9.03%        n/a         5.90%
                          (h)                             46.24%       8.97%        n/a         5.84%
                          (i)                             46.10%       8.87%        n/a         5.74%
                          (j)                             45.95%       8.76%        n/a         5.63%
                          (k)                             45.88%       8.70%        n/a         5.58%
                          (l)                             45.73%       8.59%        n/a         5.47%
                          (m)                             45.59%       8.48%        n/a         5.37%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                   5/2/94
                          (a)                             25.09%      -1.60%        n/a         7.64%
                          (b)                             24.90%      -1.74%        n/a         7.48%
                          (c)                             24.78%      -1.84%        n/a         7.38%
                          (d)                             24.65%      -1.94%        n/a         7.27%
                          (e)                             24.59%      -1.99%        n/a         7.21%
                          (f)                             24.47%      -2.09%        n/a         7.11%
                          (g)                             24.34%      -2.18%        n/a         7.00%
                          (h)                             24.28%      -2.23%        n/a         6.95%
                          (i)                             24.16%      -2.33%        n/a         6.84%
                          (j)                             24.03%      -2.43%        n/a         6.73%
                          (k)                             23.97%      -2.48%        n/a         6.68%
                          (l)                             23.84%      -2.57%        n/a         6.57%
                          (m)                             23.72%      -2.67%        n/a         6.47%

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- -----------
ADVANTUS BOND PORTFOLIO                                                                12/3/85
                     (a)                        3.79%     4.60%     4.72%     6.21%
                     (b)                        3.64%     4.44%     4.57%     6.05%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (c)                        3.53%     4.34%     4.46%     5.95%
                     (d)                        3.43%     4.23%     4.36%     5.84%
                     (e)                        3.38%     4.18%     4.30%     5.79%
                     (f)                        3.27%     4.07%     4.20%     5.68%
                     (g)                        3.17%     3.97%     4.10%     5.58%
                     (h)                        3.12%     3.92%     4.04%     5.52%
                     (i)                        3.02%     3.81%     3.94%     5.42%
                     (j)                        2.91%     3.71%     3.84%     5.31%
                     (k)                        2.86%     3.66%     3.78%     5.26%
                     (l)                        2.76%     3.56%     3.68%     5.16%
                     (m)                        2.66%     3.45%     3.58%     5.05%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                   10/1/97
                     (a)                        32.60%    7.15%      n/a      8.01%
                     (b)                        32.40%    6.99%      n/a      7.85%
                     (c)                        32.27%    6.88%      n/a      7.74%
                     (d)                        32.14%    6.78%      n/a      7.63%
                     (e)                        32.07%    6.72%      n/a      7.58%
                     (f)                        31.94%    6.62%      n/a      7.47%
                     (g)                        31.80%    6.51%      n/a      7.36%
                     (h)                        31.74%    6.46%      n/a      7.31%
                     (i)                        31.61%    6.35%      n/a      7.20%
                     (j)                        31.48%    6.25%      n/a      7.10%
                     (k)                        31.41%    6.19%      n/a      7.04%
                     (l)                        31.28%    6.09%      n/a      6.93%
                     (m)                        31.15%    5.98%      n/a      6.83%
ADVANTUS INDEX 500 PORTFOLIO                                                            5/1/87
                     (a)                        26.15%   -2.48%     8.85%     8.83%
                     (b)                        25.96%   -2.62%     8.68%     8.67%
                     (c)                        25.84%   -2.72%     8.58%     8.56%
                     (d)                        25.71%   -2.82%     8.47%     8.45%
                     (e)                        25.65%   -2.87%     8.41%     8.40%
                     (f)                        25.52%   -2.96%     8.31%     8.29%
                     (g)                        25.40%   -3.06%     8.20%     8.18%
                     (h)                        25.34%   -3.11%     8.14%     8.13%
                     (i)                        25.21%   -3.21%     8.03%     8.02%
                     (j)                        25.09%   -3.30%     7.93%     7.91%
                     (k)                        25.02%   -3.35%     7.87%     7.86%
                     (l)                        24.90%   -3.45%     7.76%     7.75%
                     (m)                        24.77%   -3.55%     7.66%     7.64%
ADVANTUS MONEY MARKET PORTFOLIO                                                        12/3/85
                     (a)                        -0.90%    1.70%     2.48%     3.19%
                     (b)                        -1.05%    1.55%     2.32%     3.03%
                     (c)                        -1.15%    1.44%     2.22%     2.93%
                     (d)                        -1.25%    1.34%     2.12%     2.83%
                     (e)                        -1.30%    1.29%     2.07%     2.78%
                     (f)                        -1.40%    1.19%     1.97%     2.67%
                     (g)                        -1.50%    1.09%     1.86%     2.57%
                     (h)                        -1.55%    1.04%     1.81%     2.52%
                     (i)                        -1.65%    0.94%     1.71%     2.42%
                     (j)                        -1.74%    0.84%     1.61%     2.32%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (k)                        -1.79%    0.79%     1.56%     2.26%
                     (l)                        -1.89%    0.69%     1.46%     2.16%
                     (m)                        -1.99%    0.59%     1.36%     2.06%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                  5/1/87
                     (a)                        2.61%     5.67%     5.49%     6.59%
                     (b)                        2.46%     5.51%     5.33%     6.43%
                     (c)                        2.36%     5.40%     5.22%     6.32%
                     (d)                        2.25%     5.30%     5.12%     6.22%
                     (e)                        2.20%     5.25%     5.07%     6.16%
                     (f)                        2.10%     5.14%     4.96%     6.06%
                     (g)                        2.00%     5.04%     4.86%     5.95%
                     (h)                        1.95%     4.98%     4.80%     5.90%
                     (i)                        1.85%     4.88%     4.70%     5.79%
                     (j)                        1.74%     4.77%     4.59%     5.69%
                     (k)                        1.69%     4.72%     4.54%     5.63%
                     (l)                        1.59%     4.62%     4.44%     5.53%
                     (m)                        1.49%     4.51%     4.33%     5.42%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                               5/1/98
                     (a)                        40.11%    13.39%     n/a      8.40%
                     (b)                        39.90%    13.22%     n/a      8.24%
                     (c)                        39.76%    13.11%     n/a      8.13%
                     (d)                        39.62%    13.00%     n/a      8.02%
                     (e)                        39.55%    12.94%     n/a      7.97%
                     (f)                        39.41%    12.83%     n/a      7.86%
                     (g)                        39.27%    12.72%     n/a      7.75%
                     (h)                        39.20%    12.66%     n/a      7.70%
                     (i)                        39.06%    12.55%     n/a      7.59%
                     (j)                        38.92%    12.44%     n/a      7.48%
                     (k)                        38.85%    12.38%     n/a      7.43%
                     (l)                        38.72%    12.27%     n/a      7.32%
                     (m)                        38.58%    12.15%     n/a      7.21%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                                             5/1/98
SHARES
                     (a)                        24.48%    -0.29%     n/a      -0.62%
                     (b)                        24.29%    -0.44%     n/a      -0.77%
                     (c)                        24.17%    -0.54%     n/a      -0.87%
                     (d)                        24.05%    -0.64%     n/a      -0.97%
                     (e)                        23.98%    -0.69%     n/a      -1.02%
                     (f)                        23.86%    -0.79%     n/a      -1.12%
                     (g)                        23.73%    -0.89%     n/a      -1.22%
                     (h)                        23.67%    -0.94%     n/a      -1.27%
                     (i)                        23.55%    -1.04%     n/a      -1.37%
                     (j)                        23.43%    -1.14%     n/a      -1.47%
                     (k)                        23.36%    -1.19%     n/a      -1.52%
                     (l)                        23.24%    -1.29%     n/a      -1.61%
                     (m)                        23.12%    -1.39%     n/a      -1.71%
AIM V.I. BALANCED FUND - SERIES II SHARES                                               5/1/98
                     (a)                        14.44%    -2.18%     n/a       0.01%
                     (b)                        14.26%    -2.33%     n/a      -0.14%
                     (c)                        14.15%    -2.42%     n/a      -0.24%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (d)                        14.04%    -2.52%     n/a      -0.34%
                     (e)                        13.98%    -2.57%     n/a      -0.39%
                     (f)                        13.86%    -2.67%     n/a      -0.49%
                     (g)                        13.75%    -2.77%     n/a      -0.59%
                     (h)                        13.69%    -2.81%     n/a      -0.63%
                     (i)                        13.58%    -2.91%     n/a      -0.73%
                     (j)                        13.47%    -3.01%     n/a      -0.83%
                     (k)                        13.41%    -3.06%     n/a      -0.88%
                     (l)                        13.30%    -3.15%     n/a      -0.98%
                     (m)                        13.18%    -3.25%     n/a      -1.08%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                                                12/29/99
SERIES II SHARES
                     (a)                        35.27%     n/a       n/a     -16.44%
                     (b)                        35.07%     n/a       n/a     -16.56%
                     (c)                        34.94%     n/a       n/a     -16.64%
                     (d)                        34.80%     n/a       n/a     -16.73%
                     (e)                        34.73%     n/a       n/a     -16.77%
                     (f)                        34.60%     n/a       n/a     -16.85%
                     (g)                        34.46%     n/a       n/a     -16.94%
                     (h)                        34.40%     n/a       n/a     -16.98%
                     (i)                        34.26%     n/a       n/a     -17.06%
                     (j)                        34.13%     n/a       n/a     -17.14%
                     (k)                        34.06%     n/a       n/a     -17.18%
                     (l)                        33.93%     n/a       n/a     -17.27%
                     (m)                        33.79%     n/a       n/a     -17.35%
AIM V.I. PREMIER EQUITY FUND - SERIES II                                                5/5/93
SHARES
                     (a)                        22.98%    -5.15%    6.45%     7.31%
                     (b)                        22.80%    -5.29%    6.29%     7.15%
                     (c)                        22.68%    -5.38%    6.18%     7.04%
                     (d)                        22.56%    -5.48%    6.08%     6.93%
                     (e)                        22.49%    -5.52%    6.02%     6.88%
                     (f)                        22.37%    -5.62%    5.92%     6.77%
                     (g)                        22.25%    -5.71%    5.81%     6.67%
                     (h)                        22.19%    -5.76%    5.76%     6.61%
                     (i)                        22.07%    -5.85%    5.65%     6.51%
                     (j)                        21.94%    -5.95%    5.55%     6.40%
                     (k)                        21.88%    -6.00%    5.49%     6.35%
                     (l)                        21.76%    -6.09%    5.39%     6.24%
                     (m)                        21.64%    -6.18%    5.28%     6.13%
AMERICAN CENTURY VP INCOME & GROWTH FUND -                                             10/30/97
CLASS II SHARES
                     (a)                        27.28%    -1.56%     n/a      3.52%
                     (b)                        27.09%    -1.71%     n/a      3.37%
                     (c)                        26.96%    -1.81%     n/a      3.27%
                     (d)                        26.84%    -1.90%     n/a      3.16%
                     (e)                        26.77%    -1.95%     n/a      3.11%
                     (f)                        26.64%    -2.05%     n/a      3.01%
                     (g)                        26.52%    -2.15%     n/a      2.91%
                     (h)                        26.45%    -2.20%     n/a      2.85%
                     (i)                        26.33%    -2.30%     n/a      2.75%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (j)                        26.20%    -2.39%     n/a      2.65%
                     (k)                        26.14%    -2.44%     n/a      2.60%
                     (l)                        26.01%    -2.54%     n/a      2.49%
                     (m)                        25.89%    -2.64%     n/a      2.39%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                                               5/1/01
SHARES
                     (a)                        22.95%     n/a       n/a      -4.70%
                     (b)                        22.77%     n/a       n/a      -4.84%
                     (c)                        22.64%     n/a       n/a      -4.94%
                     (d)                        22.52%     n/a       n/a      -5.03%
                     (e)                        22.46%     n/a       n/a      -5.08%
                     (f)                        22.34%     n/a       n/a      -5.17%
                     (g)                        22.21%     n/a       n/a      -5.27%
                     (h)                        22.15%     n/a       n/a      -5.32%
                     (i)                        22.03%     n/a       n/a      -5.41%
                     (j)                        21.91%     n/a       n/a      -5.51%
                     (k)                        21.85%     n/a       n/a      -5.55%
                     (l)                        21.73%     n/a       n/a      -5.65%
                     (m)                        21.61%     n/a       n/a      -5.74%
AMERICAN CENTURY VP VALUE FUND - CLASS II                                               5/1/96
SHARES
                     (a)                        26.91%    6.54%      n/a      9.08%
                     (b)                        26.72%    6.38%      n/a      8.92%
                     (c)                        26.59%    6.28%      n/a      8.81%
                     (d)                        26.46%    6.17%      n/a      8.70%
                     (e)                        26.40%    6.12%      n/a      8.65%
                     (f)                        26.27%    6.01%      n/a      8.54%
                     (g)                        26.15%    5.91%      n/a      8.43%
                     (h)                        26.08%    5.85%      n/a      8.37%
                     (i)                        25.96%    5.75%      n/a      8.27%
                     (j)                        25.83%    5.64%      n/a      8.16%
                     (k)                        25.77%    5.59%      n/a      8.10%
                     (l)                        25.64%    5.48%      n/a      8.00%
                     (m)                        25.52%    5.38%      n/a      7.89%
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE                                            1/3/95
CLASS 2
                     (a)                        26.30%    1.71%      n/a      12.13%
                     (b)                        26.11%    1.56%      n/a      11.96%
                     (c)                        25.99%    1.46%      n/a      11.85%
                     (d)                        25.86%    1.36%      n/a      11.74%
                     (e)                        25.80%    1.30%      n/a      11.68%
                     (f)                        25.67%    1.20%      n/a      11.57%
                     (g)                        25.55%    1.10%      n/a      11.46%
                     (h)                        25.48%    1.05%      n/a      11.40%
                     (i)                        25.36%    0.95%      n/a      11.29%
                     (j)                        25.23%    0.85%      n/a      11.18%
                     (k)                        25.17%    0.80%      n/a      11.12%
                     (l)                        25.04%    0.70%      n/a      11.01%
                     (m)                        24.92%    0.60%      n/a      10.90%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                                          10/9/86

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
CLASS 2
                     (a)                        28.11%    1.71%     9.08%     9.39%
                     (b)                        27.91%    1.56%     8.91%     9.23%
                     (c)                        27.79%    1.45%     8.80%     9.12%
                     (d)                        27.66%    1.35%     8.69%     9.01%
                     (e)                        27.60%    1.30%     8.64%     8.96%
                     (f)                        27.47%    1.20%     8.53%     8.85%
                     (g)                        27.34%    1.10%     8.42%     8.74%
                     (h)                        27.28%    1.05%     8.37%     8.69%
                     (i)                        27.15%    0.95%     8.26%     8.58%
                     (j)                        27.02%    0.85%     8.15%     8.47%
                     (k)                        26.96%    0.80%     8.10%     8.41%
                     (l)                        26.83%    0.70%     7.99%     8.31%
                     (m)                        26.70%    0.59%     7.88%     8.20%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                                          12/28/98
2

                     (a)                        36.21%    17.20%     n/a      17.89%
                     (b)                        36.01%    17.03%     n/a      17.71%
                     (c)                        35.87%    16.91%     n/a      17.59%
                     (d)                        35.73%    16.79%     n/a      17.47%
                     (e)                        35.67%    16.73%     n/a      17.41%
                     (f)                        35.53%    16.62%     n/a      17.30%
                     (g)                        35.39%    16.50%     n/a      17.18%
                     (h)                        35.33%    16.44%     n/a      17.12%
                     (i)                        35.19%    16.33%     n/a      17.00%
                     (j)                        35.06%    16.21%     n/a      16.89%
                     (k)                        34.99%    16.15%     n/a      16.83%
                     (l)                        34.85%    16.04%     n/a      16.71%
                     (m)                        34.72%    15.92%     n/a      16.60%
FRANKLIN SMALL CAP FUND - CLASS 2                                                      11/1/95
                     (a)                        35.22%    5.19%      n/a      8.08%
                     (b)                        35.02%    5.04%      n/a      7.92%
                     (c)                        34.88%    4.93%      n/a      7.81%
                     (d)                        34.75%    4.83%      n/a      7.70%
                     (e)                        34.68%    4.77%      n/a      7.65%
                     (f)                        34.54%    4.67%      n/a      7.54%
                     (g)                        34.41%    4.56%      n/a      7.43%
                     (h)                        34.34%    4.51%      n/a      7.38%
                     (i)                        34.21%    4.41%      n/a      7.27%
                     (j)                        34.07%    4.30%      n/a      7.16%
                     (k)                        34.00%    4.25%      n/a      7.11%
                     (l)                        33.87%    4.15%      n/a      7.00%
                     (m)                        33.74%    4.04%      n/a      6.90%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                                                 5/1/96
SECURITIES FUND - CLASS 2
                     (a)                        25.07%    2.09%      n/a      7.35%
                     (b)                        24.88%    1.93%      n/a      7.19%
                     (c)                        24.76%    1.83%      n/a      7.08%
                     (d)                        24.63%    1.73%      n/a      6.97%
                     (e)                        24.57%    1.68%      n/a      6.92%
                     (f)                        24.44%    1.58%      n/a      6.81%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (g)                        24.32%    1.48%      n/a      6.70%
                     (h)                        24.26%    1.43%      n/a      6.65%
                     (i)                        24.13%    1.32%      n/a      6.54%
                     (j)                        24.01%    1.22%      n/a      6.44%
                     (k)                        23.95%    1.17%      n/a      6.38%
                     (l)                        23.82%    1.07%      n/a      6.28%
                     (m)                        23.70%    0.97%      n/a      6.17%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                11/8/96
                     (a)                        23.30%    7.11%      n/a      7.40%
                     (b)                        23.11%    6.95%      n/a      7.24%
                     (c)                        22.99%    6.84%      n/a      7.13%
                     (d)                        22.87%    6.74%      n/a      7.02%
                     (e)                        22.81%    6.68%      n/a      6.97%
                     (f)                        22.68%    6.58%      n/a      6.86%
                     (g)                        22.56%    6.47%      n/a      6.75%
                     (h)                        22.50%    6.42%      n/a      6.70%
                     (i)                        22.38%    6.31%      n/a      6.59%
                     (j)                        22.25%    6.20%      n/a      6.49%
                     (k)                        22.19%    6.15%      n/a      6.43%
                     (l)                        22.07%    6.05%      n/a      6.33%
                     (m)                        21.95%    5.94%      n/a      6.22%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                                                9/13/93
SERVICE SHARES
                     (a)                        12.04%    3.08%     10.05%    10.37%
                     (b)                        11.87%    2.93%     9.89%     10.21%
                     (c)                        11.76%    2.83%     9.78%     10.10%
                     (d)                        11.65%    2.72%     9.67%     9.99%
                     (e)                        11.59%    2.67%     9.61%     9.93%
                     (f)                        11.48%    2.57%     9.51%     9.82%
                     (g)                        11.37%    2.47%     9.40%     9.71%
                     (h)                        11.31%    2.42%     9.34%     9.66%
                     (i)                        11.20%    2.31%     9.23%     9.55%
                     (j)                        11.09%    2.21%     9.12%     9.44%
                     (k)                        11.04%    2.16%     9.07%     9.38%
                     (l)                        10.93%    2.06%     8.96%     9.27%
                     (m)                        10.81%    1.96%     8.85%     9.16%
JANUS ASPEN SERIES CAPITAL APPRECIATION                                                 5/1/97
PORTFOLIO - SERVICE SHARES
                     (a)                        18.46%    -0.30%     n/a      10.32%
                     (b)                        18.28%    -0.45%     n/a      10.15%
                     (c)                        18.16%    -0.55%     n/a      10.04%
                     (d)                        18.04%    -0.65%     n/a      9.93%
                     (e)                        17.98%    -0.70%     n/a      9.88%
                     (f)                        17.87%    -0.80%     n/a      9.77%
                     (g)                        17.75%    -0.90%     n/a      9.66%
                     (h)                        17.69%    -0.95%     n/a      9.60%
                     (i)                        17.57%    -1.05%     n/a      9.49%
                     (j)                        17.45%    -1.14%     n/a      9.39%
                     (k)                        17.39%    -1.19%     n/a      9.33%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (l)                        17.28%    -1.29%     n/a      9.22%
                     (m)                        17.16%    -1.39%     n/a      9.11%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                                                 5/2/94
PORTFOLIO - SERVICE SHARES
                     (a)                        32.55%    1.33%      n/a      8.96%
                     (b)                        32.35%    1.18%      n/a      8.79%
                     (c)                        32.22%    1.08%      n/a      8.69%
                     (d)                        32.08%    0.97%      n/a      8.58%
                     (e)                        32.02%    0.92%      n/a      8.52%
                     (f)                        31.88%    0.82%      n/a      8.41%
                     (g)                        31.75%    0.72%      n/a      8.31%
                     (h)                        31.69%    0.67%      n/a      8.25%
                     (i)                        31.55%    0.57%      n/a      8.14%
                     (j)                        31.42%    0.47%      n/a      8.04%
                     (k)                        31.36%    0.42%      n/a      7.98%
                     (l)                        31.23%    0.32%      n/a      7.87%
                     (m)                        31.09%    0.22%      n/a      7.77%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                                             5/3/99
SHARES
                     (a)                        20.79%     n/a       n/a      -4.30%
                     (b)                        20.61%     n/a       n/a      -4.44%
                     (c)                        20.49%     n/a       n/a      -4.53%
                     (d)                        20.37%     n/a       n/a      -4.63%
                     (e)                        20.31%     n/a       n/a      -4.68%
                     (f)                        20.19%     n/a       n/a      -4.77%
                     (g)                        20.07%     n/a       n/a      -4.87%
                     (h)                        20.01%     n/a       n/a      -4.92%
                     (i)                        19.89%     n/a       n/a      -5.01%
                     (j)                        19.77%     n/a       n/a      -5.11%
                     (k)                        19.71%     n/a       n/a      -5.15%
                     (l)                        19.59%     n/a       n/a      -5.25%
                     (m)                        19.47%     n/a       n/a      -5.34%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                              5/1/00
                     (a)                        34.59%     n/a       n/a     -13.57%
                     (b)                        34.39%     n/a       n/a     -13.70%
                     (c)                        34.25%     n/a       n/a     -13.79%
                     (d)                        34.12%     n/a       n/a     -13.87%
                     (e)                        34.05%     n/a       n/a     -13.92%
                     (f)                        33.92%     n/a       n/a     -14.00%
                     (g)                        33.78%     n/a       n/a     -14.09%
                     (h)                        33.72%     n/a       n/a     -14.13%
                     (i)                        33.58%     n/a       n/a     -14.22%
                     (j)                        33.45%     n/a       n/a     -14.30%
                     (k)                        33.38%     n/a       n/a     -14.35%
                     (l)                        33.25%     n/a       n/a     -14.43%
                     (m)                        33.12%     n/a       n/a     -14.52%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                               5/1/98
                     (a)                        31.46%    6.31%      n/a      5.77%
                     (b)                        31.26%    6.15%      n/a      5.61%
                     (c)                        31.13%    6.05%      n/a      5.50%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (d)                        31.00%    5.94%      n/a      5.40%
                     (e)                        30.94%    5.89%      n/a      5.34%
                     (f)                        30.80%    5.78%      n/a      5.24%
                     (g)                        30.67%    5.68%      n/a      5.13%
                     (h)                        30.61%    5.62%      n/a      5.08%
                     (i)                        30.48%    5.52%      n/a      4.98%
                     (j)                        30.35%    5.41%      n/a      4.87%
                     (k)                        30.28%    5.36%      n/a      4.82%
                     (l)                        30.15%    5.25%      n/a      4.71%
                     (m)                        30.02%    5.15%      n/a      4.61%
MFS VALUE SERIES - SERVICE SHARES                                                       1/2/02
                     (a)                        22.86%     n/a       n/a      2.15%
                     (b)                        22.68%     n/a       n/a      2.00%
                     (c)                        22.56%     n/a       n/a      1.90%
                     (d)                        22.43%     n/a       n/a      1.80%
                     (e)                        22.37%     n/a       n/a      1.74%
                     (f)                        22.25%     n/a       n/a      1.64%
                     (g)                        22.13%     n/a       n/a      1.54%
                     (h)                        22.07%     n/a       n/a      1.49%
                     (i)                        21.94%     n/a       n/a      1.39%
                     (j)                        21.82%     n/a       n/a      1.29%
                     (k)                        21.76%     n/a       n/a      1.24%
                     (l)                        21.64%     n/a       n/a      1.14%
                     (m)                        21.52%     n/a       n/a      1.03%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                                             9/18/01
SERVICE SHARES
                     (a)                        28.76%     n/a       n/a      2.74%
                     (b)                        28.56%     n/a       n/a      2.59%
                     (c)                        28.44%     n/a       n/a      2.48%
                     (d)                        28.31%     n/a       n/a      2.38%
                     (e)                        28.24%     n/a       n/a      2.33%
                     (f)                        28.11%     n/a       n/a      2.23%
                     (g)                        27.99%     n/a       n/a      2.12%
                     (h)                        27.92%     n/a       n/a      2.07%
                     (i)                        27.79%     n/a       n/a      1.97%
                     (j)                        27.67%     n/a       n/a      1.87%
                     (k)                        27.60%     n/a       n/a      1.82%
                     (l)                        27.48%     n/a       n/a      1.72%
                     (m)                        27.35%     n/a       n/a      1.61%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                                              9/18/01
SHARES
                     (a)                        21.96%     n/a       n/a      7.66%
                     (b)                        21.78%     n/a       n/a      7.50%
                     (c)                        21.66%     n/a       n/a      7.39%
                     (d)                        21.54%     n/a       n/a      7.29%
                     (e)                        21.48%     n/a       n/a      7.23%
                     (f)                        21.36%     n/a       n/a      7.13%
                     (g)                        21.23%     n/a       n/a      7.02%
                     (h)                        21.17%     n/a       n/a      6.96%
                     (i)                        21.05%     n/a       n/a      6.86%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (j)                        20.93%     n/a       n/a      6.75%
                     (k)                        20.87%     n/a       n/a      6.70%
                     (l)                        20.75%     n/a       n/a      6.59%
                     (m)                        20.63%     n/a       n/a      6.48%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                                                3/19/01
SERVICE SHARES
                     (a)                        43.38%     n/a       n/a      -2.46%
                     (b)                        43.17%     n/a       n/a      -2.61%
                     (c)                        43.03%     n/a       n/a      -2.71%
                     (d)                        42.88%     n/a       n/a      -2.81%
                     (e)                        42.81%     n/a       n/a      -2.85%
                     (f)                        42.67%     n/a       n/a      -2.95%
                     (g)                        42.52%     n/a       n/a      -3.05%
                     (h)                        42.45%     n/a       n/a      -3.10%
                     (i)                        42.31%     n/a       n/a      -3.19%
                     (j)                        42.17%     n/a       n/a      -3.29%
                     (k)                        42.10%     n/a       n/a      -3.34%
                     (l)                        41.96%     n/a       n/a      -3.44%
                     (m)                        41.81%     n/a       n/a      -3.53%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                                             2/1/88
SHARES
                     (a)                        25.50%    -0.38%    8.04%     9.69%
                     (b)                        25.31%    -0.52%    7.88%     9.52%
                     (c)                        25.18%    -0.62%    7.77%     9.41%
                     (d)                        25.06%    -0.72%    7.66%     9.30%
                     (e)                        25.00%    -0.77%    7.61%     9.25%
                     (f)                        24.87%    -0.87%    7.50%     9.14%
                     (g)                        24.75%    -0.97%    7.39%     9.03%
                     (h)                        24.68%    -1.02%    7.34%     8.97%
                     (i)                        24.56%    -1.12%    7.23%     8.87%
                     (j)                        24.44%    -1.22%    7.12%     8.76%
                     (k)                        24.37%    -1.27%    7.07%     8.70%
                     (l)                        24.25%    -1.37%    6.96%     8.59%
                     (m)                        24.12%    -1.47%    6.86%     8.49%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                                             1/2/97
IB SHARES
                     (a)                        26.63%    2.44%      n/a      6.01%
                     (b)                        26.44%    2.28%      n/a      5.85%
                     (c)                        26.31%    2.18%      n/a      5.74%
                     (d)                        26.19%    2.08%      n/a      5.64%
                     (e)                        26.12%    2.03%      n/a      5.58%
                     (f)                        26.00%    1.93%      n/a      5.48%
                     (g)                        25.87%    1.82%      n/a      5.37%
                     (h)                        25.81%    1.77%      n/a      5.32%
                     (i)                        25.68%    1.67%      n/a      5.21%
                     (j)                        25.56%    1.57%      n/a      5.11%
                     (k)                        25.49%    1.52%      n/a      5.06%
                     (l)                        25.37%    1.42%      n/a      4.95%
                     (m)                        25.24%    1.32%      n/a      4.85%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                                             5/2/94

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
SHARES
                     (a)                        30.48%    -5.73%     n/a      6.42%
                     (b)                        30.28%    -5.88%     n/a      6.26%
                     (c)                        30.15%    -5.97%     n/a      6.16%
                     (d)                        30.02%    -6.06%     n/a      6.05%
                     (e)                        29.96%    -6.11%     n/a      6.00%
                     (f)                        29.83%    -6.20%     n/a      5.89%
                     (g)                        29.70%    -6.30%     n/a      5.79%
                     (h)                        29.63%    -6.35%     n/a      5.73%
                     (i)                        29.50%    -6.44%     n/a      5.63%
                     (j)                        29.37%    -6.53%     n/a      5.52%
                     (k)                        29.31%    -6.58%     n/a      5.47%
                     (l)                        29.18%    -6.67%     n/a      5.36%
                     (m)                        29.05%    -6.77%     n/a      5.26%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                              1/2/97
                     (a)                        30.52%    5.63%      n/a      6.85%
                     (b)                        30.32%    5.47%      n/a      6.69%
                     (c)                        30.19%    5.36%      n/a      6.59%
                     (d)                        30.06%    5.26%      n/a      6.48%
                     (e)                        30.00%    5.21%      n/a      6.43%
                     (f)                        29.87%    5.10%      n/a      6.32%
                     (g)                        29.74%    5.00%      n/a      6.22%
                     (h)                        29.67%    4.94%      n/a      6.16%
                     (i)                        29.54%    4.84%      n/a      6.06%
                     (j)                        29.41%    4.73%      n/a      5.95%
                     (k)                        29.35%    4.68%      n/a      5.90%
                     (l)                        29.22%    4.58%      n/a      5.79%
                     (m)                        29.09%    4.47%      n/a      5.69%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                2/1/88
                     (a)                        23.06%    -2.72%    7.32%     10.21%
                     (b)                        22.88%    -2.86%    7.16%     10.05%
                     (c)                        22.76%    -2.96%    7.05%     9.94%
                     (d)                        22.63%    -3.06%    6.95%     9.83%
                     (e)                        22.57%    -3.11%    6.89%     9.77%
                     (f)                        22.45%    -3.20%    6.79%     9.66%
                     (g)                        22.33%    -3.30%    6.68%     9.55%
                     (h)                        22.26%    -3.35%    6.62%     9.50%
                     (i)                        22.14%    -3.45%    6.52%     9.39%
                     (j)                        22.02%    -3.54%    6.41%     9.28%
                     (k)                        21.96%    -3.59%    6.36%     9.23%
                     (l)                        21.84%    -3.69%    6.25%     9.12%
                     (m)                        21.72%    -3.78%    6.15%     9.01%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                            3/4/96
- CLASS 2
                     (a)                        50.73%    6.30%      n/a      -4.73%
                     (b)                        50.51%    6.14%      n/a      -4.87%
                     (c)                        50.36%    6.03%      n/a      -4.97%
                     (d)                        50.21%    5.92%      n/a      -5.06%
                     (e)                        50.13%    5.87%      n/a      -5.11%
                     (f)                        49.98%    5.77%      n/a      -5.20%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (g)                        49.83%    5.66%      n/a      -5.30%
                     (h)                        49.75%    5.61%      n/a      -5.34%
                     (i)                        49.60%    5.50%      n/a      -5.44%
                     (j)                        49.45%    5.40%      n/a      -5.53%
                     (k)                        49.38%    5.34%      n/a      -5.58%
                     (l)                        49.23%    5.24%      n/a      -5.68%
                     (m)                        49.08%    5.13%      n/a      -5.77%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                                              9/18/00
PORTFOLIO, CLASS II SHARES
                     (a)                        28.84%     n/a       n/a      4.10%
                     (b)                        28.64%     n/a       n/a      3.95%
                     (c)                        28.51%     n/a       n/a      3.84%
                     (d)                        28.39%     n/a       n/a      3.74%
                     (e)                        28.32%     n/a       n/a      3.69%
                     (f)                        28.19%     n/a       n/a      3.59%
                     (g)                        28.07%     n/a       n/a      3.48%
                     (h)                        28.00%     n/a       n/a      3.43%
                     (i)                        27.87%     n/a       n/a      3.33%
                     (j)                        27.74%     n/a       n/a      3.22%
                     (k)                        27.68%     n/a       n/a      3.17%
                     (l)                        27.55%     n/a       n/a      3.07%
                     (m)                        27.43%     n/a       n/a      2.97%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                                              9/18/00
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                        25.16%     n/a       n/a     -22.56%
                     (b)                        24.97%     n/a       n/a     -22.68%
                     (c)                        24.84%     n/a       n/a     -22.76%
                     (d)                        24.72%     n/a       n/a     -22.83%
                     (e)                        24.66%     n/a       n/a     -22.87%
                     (f)                        24.53%     n/a       n/a     -22.95%
                     (g)                        24.41%     n/a       n/a     -23.03%
                     (h)                        24.35%     n/a       n/a     -23.07%
                     (i)                        24.22%     n/a       n/a     -23.14%
                     (j)                        24.10%     n/a       n/a     -23.22%
                     (k)                        24.03%     n/a       n/a     -23.26%
                     (l)                        23.91%     n/a       n/a     -23.33%
                     (m)                        23.79%     n/a       n/a     -23.41%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                                            9/18/00
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                        25.79%     n/a       n/a       0.68%
                     (b)                        25.60%     n/a       n/a       0.53%
                     (c)                        25.48%     n/a       n/a       0.42%
                     (d)                        25.35%     n/a       n/a       0.32%
                     (e)                        25.29%     n/a       n/a       0.27%
                     (f)                        25.16%     n/a       n/a       0.17%
                     (g)                        25.04%     n/a       n/a       0.07%
                     (h)                        24.97%     n/a       n/a       0.02%
                     (i)                        24.85%     n/a       n/a      -0.08%
                     (j)                        24.73%     n/a       n/a      -0.18%
                     (k)                        24.66%     n/a       n/a      -0.23%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (l)                        24.54%     n/a       n/a      -0.33%
                     (m)                        24.41%     n/a       n/a      -0.43%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                                                 5/1/95
PORTFOLIO
                     (a)                        10.78%    8.93%      n/a      8.65%
                     (b)                        10.61%    8.77%      n/a      8.49%
                     (c)                        10.50%    8.66%      n/a      8.38%
                     (d)                        10.39%    8.55%      n/a      8.27%
                     (e)                        10.33%    8.49%      n/a      8.22%
                     (f)                        10.22%    8.39%      n/a      8.11%
                     (g)                        10.11%    8.28%      n/a      8.00%
                     (h)                        10.06%    8.22%      n/a      7.95%
                     (i)                         9.95%    8.12%      n/a      7.84%
                     (j)                         9.84%    8.01%      n/a      7.73%
                     (k)                         9.78%    7.95%      n/a      7.68%
                     (l)                         9.67%    7.85%      n/a      7.57%
                     (m)                         9.56%    7.74%      n/a      7.46%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                            12/3/85
                     (a)                        18.71%   -1.16%     6.61%     8.17%
                     (b)                        18.53%   -1.31%    6.45%     8.01%
                     (c)                        18.41%   -1.41%     6.34%     7.90%
                     (d)                        18.30%   -1.50%     6.23%     7.79%
                     (e)                        18.24%   -1.55%     6.18%     7.74%
                     (f)                        18.12%   -1.65%     6.08%     7.63%
                     (g)                        18.00%   -1.75%     5.97%     7.53%
                     (h)                        17.94%   -1.80%     5.92%     7.47%
                     (i)                        17.82%   -1.90%     5.81%     7.36%
                     (j)                        17.71%   -2.00%     5.70%     7.26%
                     (k)                        17.65%   -2.04%     5.65%     7.20%
                     (l)                        17.53%   -2.14%     5.55%     7.10%
                     (m)                        17.41%   -2.24%     5.44%     6.99%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                         10/15/97
                     (a)                        20.00%    -4.77%     n/a      -1.09%
                     (b)                        19.82%    -4.91%     n/a      -1.23%
                     (c)                        19.70%    -5.00%     n/a      -1.33%
                     (d)                        19.58%    -5.10%     n/a      -1.43%
                     (e)                        19.53%    -5.15%     n/a      -1.48%
                     (f)                        19.41%    -5.24%     n/a      -1.58%
                     (g)                        19.29%    -5.34%     n/a      -1.68%
                     (h)                        19.23%    -5.38%     n/a      -1.73%
                     (i)                        19.11%    -5.48%     n/a      -1.82%
                     (j)                        18.99%    -5.57%     n/a      -1.92%
                     (k)                        18.93%    -5.62%     n/a      -1.97%
                     (l)                        18.81%    -5.71%     n/a      -2.07%
                     (m)                        18.69%    -5.81%     n/a      -2.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                              12/3/85
                     (a)                        23.47%    -8.53%    4.59%     6.61%
                     (b)                        23.29%    -8.66%    4.44%     6.45%
                     (c)                        23.16%    -8.76%    4.33%     6.34%
                     (d)                        23.04%    -8.85%    4.23%     6.24%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (e)                        22.98%    -8.89%    4.18%     6.18%
                     (f)                        22.86%    -8.98%    4.07%     6.08%
                     (g)                        22.74%    -9.07%    3.97%     5.97%
                     (h)                        22.68%    -9.12%    3.92%     5.92%
                     (i)                        22.55%    -9.21%    3.81%     5.81%
                     (j)                        22.43%    -9.30%    3.71%     5.71%
                     (k)                        22.37%    -9.35%    3.66%     5.65%
                     (l)                        22.25%    -9.44%    3.55%     5.55%
                     (m)                        22.13%    -9.53%    3.45%     5.44%
W&R TARGET FUNDS, INC. - INTERNATIONAL                                                  5/3/94
PORTFOLIO
                     (a)                        24.12%    -0.27%     n/a      6.76%
                     (b)                        23.93%    -0.42%     n/a      6.60%
                     (c)                        23.81%    -0.52%     n/a      6.50%
                     (d)                        23.68%    -0.62%     n/a      6.39%
                     (e)                        23.62%    -0.67%     n/a      6.34%
                     (f)                        23.50%    -0.76%     n/a      6.23%
                     (g)                        23.37%    -0.86%     n/a      6.13%
                     (h)                        23.31%    -0.91%     n/a      6.07%
                     (i)                        23.19%    -1.01%     n/a      5.97%
                     (j)                        23.06%    -1.11%     n/a      5.86%
                     (k)                        23.00%    -1.16%     n/a      5.81%
                     (l)                        22.88%    -1.26%     n/a      5.70%
                     (m)                        22.76%    -1.36%     n/a      5.60%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                                               5/1/92
PORTFOLIO
                     (a)                        44.68%    4.01%     6.27%     7.82%
                     (b)                        44.46%    3.85%     6.11%     7.66%
                     (c)                        44.32%    3.75%     6.01%     7.55%
                     (d)                        44.18%    3.64%     5.90%     7.44%
                     (e)                        44.10%    3.59%     5.85%     7.39%
                     (f)                        43.96%    3.49%     5.74%     7.28%
                     (g)                        43.81%    3.38%     5.64%     7.18%
                     (h)                        43.74%    3.33%     5.59%     7.12%
                     (i)                        43.60%    3.23%     5.48%     7.01%
                     (j)                        43.45%    3.13%     5.37%     6.91%
                     (k)                        43.38%    3.07%     5.32%     6.85%
                     (l)                        43.24%    2.97%     5.22%     6.75%
                     (m)                        43.10%    2.87%     5.11%     6.64%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                                              10/1/97
PORTFOLIO
                     (a)                        52.13%    7.05%      n/a      5.03%
                     (b)                        51.90%    6.89%      n/a      4.87%
                     (c)                        51.75%    6.79%      n/a      4.76%
                     (d)                        51.60%    6.68%      n/a      4.66%
                     (e)                        51.52%    6.63%      n/a      4.61%
                     (f)                        51.37%    6.52%      n/a      4.50%
                     (g)                        51.22%    6.41%      n/a      4.40%
                     (h)                        51.14%    6.36%      n/a      4.35%
                     (i)                        50.99%    6.25%      n/a      4.24%
                     (j)                        50.84%    6.15%      n/a      4.14%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (k)                        50.76%    6.09%      n/a      4.09%
                     (l)                        50.61%    5.99%      n/a      3.98%
                     (m)                        50.46%    5.88%      n/a      3.88%
W&R TARGET FUNDS, INC. - SCIENCE AND                                                    4/4/97
TECHNOLOGY PORTFOLIO
                     (a)                        29.64%    13.18%     n/a     18.48%
                     (b)                        29.45%    13.02%     n/a     18.30%
                     (c)                        29.32%    12.90%     n/a     18.18%
                     (d)                        29.19%    12.79%     n/a     18.06%
                     (e)                        29.12%    12.73%     n/a     18.00%
                     (f)                        28.99%    12.62%     n/a     17.89%
                     (g)                        28.86%    12.51%     n/a     17.77%
                     (h)                        28.80%    12.45%     n/a     17.71%
                     (i)                        28.67%    12.34%     n/a     17.59%
                     (j)                        28.54%    12.23%     n/a     17.47%
                     (k)                        28.48%    12.17%     n/a     17.42%
                     (l)                        28.35%    12.06%     n/a     17.30%
                     (m)                        28.22%    11.95%     n/a     17.18%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                                               5/3/93
PORTFOLIO
                     (a)                        47.05%     1.78%    5.77%     6.97%
                     (b)                        46.83%     1.63%    5.61%     6.81%
                     (c)                        46.68%     1.52%    5.50%     6.70%
                     (d)                        46.54%     1.42%    5.40%     6.60%
                     (e)                        46.46%     1.37%    5.35%     6.54%
                     (f)                        46.32%     1.27%    5.24%     6.44%
                     (g)                        46.17%     1.17%    5.14%     6.33%
                     (h)                        46.10%     1.12%    5.08%     6.28%
                     (i)                        45.95%     1.02%    4.98%     6.17%
                     (j)                        45.81%     0.92%    4.87%     6.07%
                     (k)                        45.73%     0.87%    4.82%     6.01%
                     (l)                        45.59%     0.77%    4.72%     5.91%
                     (m)                        45.44%     0.67%    4.61%     5.80%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                                                10/1/97
PORTFOLIO
                     (a)                        47.27%     9.74%      n/a     6.59%
                     (b)                        47.05%    9.58%      n/a      6.43%
                     (c)                        46.90%    9.47%      n/a      6.32%
                     (d)                        46.76%    9.36%      n/a      6.22%
                     (e)                        46.68%    9.30%      n/a      6.16%
                     (f)                        46.54%    9.19%      n/a      6.06%
                     (g)                        46.39%    9.08%      n/a      5.95%
                     (h)                        46.32%    9.03%      n/a      5.90%
                     (i)                        46.17%    8.92%      n/a      5.79%
                     (j)                        46.02%    8.81%      n/a      5.69%
                     (k)                        45.95%    8.76%      n/a      5.63%
                     (l)                        45.80%    8.65%      n/a      5.53%
                     (m)                        45.66%    8.54%      n/a      5.42%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                5/2/94
                     (a)                        25.15%    -1.55%     n/a      7.70%
                     (b)                        24.96%    -1.69%     n/a      7.54%
                     (c)                        24.84%    -1.79%     n/a      7.43%
                     (d)                        24.72%    -1.89%     n/a      7.32%
                     (e)                        24.65%    -1.94%     n/a      7.27%
                     (f)                        24.53%    -2.04%     n/a      7.16%
                     (g)                        24.40%    -2.14%     n/a      7.05%
                     (h)                        24.34%    -2.18%     n/a      7.00%
                     (i)                        24.22%    -2.28%     n/a      6.89%
                     (j)                        24.09%    -2.38%     n/a      6.79%
                     (k)                        24.03%    -2.43%     n/a      6.73%
                     (l)                        23.91%    -2.53%     n/a      6.63%
                     (m)                        23.78%    -2.62%     n/a      6.52%

                             CUMULATIVE TOTAL RETURN
                                     B CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        211.22%
                     (b)                        202.88%
                     (c)                        197.45%
                     (d)                        192.11%
                     (e)                        189.50%
                     (f)                        184.29%
                     (g)                        179.19%
                     (h)                        176.68%
                     (i)                        171.74%
                     (j)                        166.87%
                     (k)                        164.47%
                     (l)                        159.72%
                     (m)                        155.07%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         64.44%
                     (b)                         62.90%
                     (c)                         61.89%
                     (d)                         60.87%
                     (e)                         60.38%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                         59.38%
                     (g)                         58.38%
                     (h)                         57.89%
                     (i)                         56.91%
                     (j)                         55.93%
                     (k)                         55.44%
                     (l)                         54.47%
                     (m)                         53.51%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        327.65%
                     (b)                        317.07%
                     (c)                        310.16%
                     (d)                        303.37%
                     (e)                        300.06%
                     (f)                        293.41%
                     (g)                        286.90%
                     (h)                        283.68%
                     (i)                        277.37%
                     (j)                        271.12%
                     (k)                        268.04%
                     (l)                        261.95%
                     (m)                        255.96%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         84.60%
                     (b)                         79.65%
                     (c)                         76.42%
                     (d)                         73.26%
                     (e)                         71.71%
                     (f)                         68.62%
                     (g)                         65.60%
                     (h)                         64.10%
                     (i)                         61.17%
                     (j)                         58.29%
                     (k)                         56.86%
                     (l)                         54.05%
                     (m)                         51.29%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                       5/1/87
                     (a)                        202.19%
                     (b)                        194.71%
                     (c)                        189.83%
                     (d)                        185.03%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                        182.69%
                     (f)                        178.00%
                     (g)                        173.39%
                     (h)                        171.12%
                     (i)                        166.66%
                     (j)                        162.24%
                     (k)                        160.07%
                     (l)                        155.76%
                     (m)                        151.53%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98
                     (a)                         60.24%
                     (b)                         58.88%
                     (c)                         57.98%
                     (d)                         57.09%
                     (e)                         56.65%
                     (f)                         55.76%
                     (g)                         54.88%
                     (h)                         54.44%
                     (i)                         53.57%
                     (j)                         52.70%
                     (k)                         52.27%
                     (l)                         51.41%
                     (m)                         50.55%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                  5/1/02
SHARES
                     (a)                         -4.50%
                     (b)                         -4.74%
                     (c)                         -4.90%
                     (d)                         -5.06%
                     (e)                         -5.14%
                     (f)                         -5.29%
                     (g)                         -5.45%
                     (h)                         -5.53%
                     (i)                         -5.69%
                     (j)                         -5.85%
                     (k)                         -5.92%
                     (l)                         -6.08%
                     (m)                         -6.24%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.06%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         -1.31%
                     (c)                         -1.48%
                     (d)                         -1.64%
                     (e)                         -1.72%
                     (f)                         -1.89%
                     (g)                         -2.05%
                     (h)                         -2.13%
                     (i)                         -2.30%
                     (j)                         -2.46%
                     (k)                         -2.54%
                     (l)                         -2.70%
                     (m)                         -2.86%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                          0.07%
                     (b)                         -0.18%
                     (c)                         -0.35%
                     (d)                         -0.52%
                     (e)                         -0.60%
                     (f)                         -0.76%
                     (g)                         -0.93%
                     (h)                         -1.01%
                     (i)                         -1.18%
                     (j)                         -1.34%
                     (k)                         -1.42%
                     (l)                         -1.59%
                     (m)                         -1.75%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -4.98%
                     (b)                         -5.22%
                     (c)                         -5.38%
                     (d)                         -5.54%
                     (e)                         -5.62%
                     (f)                         -5.77%
                     (g)                         -5.93%
                     (h)                         -6.01%
                     (i)                         -6.17%
                     (j)                         -6.32%
                     (k)                         -6.40%
                     (l)                         -6.56%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         -6.71%
AMERICAN CENTURY VP INCOME & Growth Fund -                   5/1/02
Class II Shares
                     (a)                         4.77%
                     (b)                         4.51%
                     (c)                         4.33%
                     (d)                         4.16%
                     (e)                         4.07%
                     (f)                         3.90%
                     (g)                         3.73%
                     (h)                         3.64%
                     (i)                         3.47%
                     (j)                         3.29%
                     (k)                         3.21%
                     (l)                         3.04%
                     (m)                         2.86%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -1.97%
                     (b)                         -2.22%
                     (c)                         -2.38%
                     (d)                         -2.55%
                     (e)                         -2.62%
                     (f)                         -2.79%
                     (g)                         -2.95%
                     (h)                         -3.03%
                     (i)                         -3.19%
                     (j)                         -3.35%
                     (k)                         -3.43%
                     (l)                         -3.59%
                     (m)                         -3.75%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                         9.82%
                     (b)                         9.54%
                     (c)                         9.35%
                     (d)                         9.17%
                     (e)                         9.09%
                     (f)                         8.90%
                     (g)                         8.72%
                     (h)                         8.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                         8.45%
                     (j)                         8.27%
                     (k)                         8.18%
                     (l)                         8.00%
                     (m)                         7.82%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -7.85%
                     (b)                         -8.39%
                     (c)                         -8.75%
                     (d)                         -9.11%
                     (e)                         -9.28%
                     (f)                         -9.64%
                     (g)                         -9.99%
                     (h)                        -10.17%
                     (i)                        -10.52%
                     (j)                        -10.87%
                     (k)                        -11.04%
                     (l)                        -11.39%
                     (m)                        -11.74%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                         9.99%
                     (b)                         9.34%
                     (c)                         8.91%
                     (d)                         8.48%
                     (e)                         8.28%
                     (f)                         7.85%
                     (g)                         7.43%
                     (h)                         7.22%
                     (i)                         6.80%
                     (j)                         6.39%
                     (k)                         6.18%
                     (l)                         5.76%
                     (m)                         5.35%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         46.47%
                     (b)                         45.61%
                     (c)                         45.04%
                     (d)                         44.47%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                         44.20%
                     (f)                         43.63%
                     (g)                         43.07%
                     (h)                         42.79%
                     (i)                         42.24%
                     (j)                         41.68%
                     (k)                         41.40%
                     (l)                         40.85%
                     (m)                         40.30%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00
                     (a)                        -31.73%
                     (b)                        -32.08%
                     (c)                        -32.31%
                     (d)                        -32.54%
                     (e)                        -32.66%
                     (f)                        -32.88%
                     (g)                        -33.11%
                     (h)                        -33.23%
                     (i)                        -33.46%
                     (j)                        -33.68%
                     (k)                        -33.80%
                     (l)                        -34.02%
                     (m)                        -34.25%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02
SECURITIES FUND - CLASS 2
                     (a)                          2.85%
                     (b)                          2.59%
                     (c)                          2.42%
                     (d)                          2.25%
                     (e)                          2.16%
                     (f)                          1.99%
                     (g)                          1.82%
                     (h)                          1.74%
                     (i)                          1.57%
                     (j)                          1.40%
                     (k)                          1.31%
                     (l)                          1.15%
                     (m)                          0.98%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                          4.53%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         4.26%
                     (c)                         4.09%
                     (d)                         3.91%
                     (e)                         3.83%
                     (f)                         3.66%
                     (g)                         3.48%
                     (h)                         3.40%
                     (i)                         3.22%
                     (j)                         3.05%
                     (k)                         2.97%
                     (l)                         2.80%
                     (m)                         2.62%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                         3.69%
                     (b)                         3.43%
                     (c)                         3.25%
                     (d)                         3.08%
                     (e)                         3.00%
                     (f)                         2.83%
                     (g)                         2.65%
                     (h)                         2.57%
                     (i)                         2.40%
                     (j)                         2.23%
                     (k)                         2.14%
                     (l)                         1.97%
                     (m)                         1.80%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -37.63%
                     (b)                        -38.00%
                     (c)                        -38.24%
                     (d)                        -38.49%
                     (e)                        -38.60%
                     (f)                        -38.84%
                     (g)                        -39.08%
                     (h)                        -39.20%
                     (i)                        -39.44%
                     (j)                        -39.68%
                     (k)                        -39.79%
                     (l)                        -40.03%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                        -40.26%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.11%
                     (b)                        -39.47%
                     (c)                        -39.71%
                     (d)                        -39.95%
                     (e)                        -40.06%
                     (f)                        -40.29%
                     (g)                        -40.53%
                     (h)                        -40.64%
                     (i)                        -40.88%
                     (j)                        -41.11%
                     (k)                        -41.22%
                     (l)                        -41.45%
                     (m)                        -41.68%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE
SHARES                                                       5/1/02
                     (a)                         -5.05%
                     (b)                         -5.29%
                     (c)                         -5.45%
                     (d)                         -5.61%
                     (e)                         -5.68%
                     (f)                         -5.84%
                     (g)                         -5.99%
                     (h)                         -6.07%
                     (i)                         -6.23%
                     (j)                         -6.39%
                     (k)                         -6.46%
                     (l)                         -6.62%
                     (m)                         -6.78%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.09%
                     (b)                         -4.33%
                     (c)                         -4.50%
                     (d)                         -4.66%
                     (e)                         -4.73%
                     (f)                         -4.89%
                     (g)                         -5.05%
                     (h)                         -5.13%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                         -5.29%
                     (j)                         -5.44%
                     (k)                         -5.52%
                     (l)                         -5.68%
                     (m)                         -5.84%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.41%
                     (b)                         -1.66%
                     (c)                         -1.83%
                     (d)                         -1.99%
                     (e)                         -2.07%
                     (f)                         -2.23%
                     (g)                         -2.39%
                     (h)                         -2.48%
                     (i)                         -2.64%
                     (j)                         -2.80%
                     (k)                         -2.88%
                     (l)                         -3.05%
                     (m)                         -3.21%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                         2.62%
                     (b)                         2.36%
                     (c)                         2.19%
                     (d)                         2.02%
                     (e)                         1.94%
                     (f)                         1.77%
                     (g)                         1.60%
                     (h)                         1.51%
                     (i)                         1.35%
                     (j)                         1.18%
                     (k)                         1.09%
                     (l)                         0.92%
                     (m)                         0.75%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                         1.46%
                     (b)                         1.21%
                     (c)                         1.04%
                     (d)                         0.87%
                     (e)                         0.79%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                          0.62%
                     (g)                          0.45%
                     (h)                          0.37%
                     (i)                          0.20%
                     (j)                          0.03%
                     (k)                         -0.05%
                     (l)                         -0.22%
                     (m)                         -0.38%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES
                     (a)                         15.85%
                     (b)                         15.55%
                     (c)                         15.36%
                     (d)                         15.17%
                     (e)                         15.07%
                     (f)                         14.88%
                     (g)                         14.69%
                     (h)                         14.60%
                     (i)                         14.40%
                     (j)                         14.21%
                     (k)                         14.12%
                     (l)                         13.93%
                     (m)                         13.74%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                      5/1/02
SERVICE SHARES
                     (a)                          1.28%
                     (b)                          1.03%
                     (c)                          0.86%
                     (d)                          0.69%
                     (e)                          0.61%
                     (f)                          0.44%
                     (g)                          0.27%
                     (h)                          0.19%
                     (i)                          0.02%
                     (j)                         -0.14%
                     (k)                         -0.23%
                     (l)                         -0.39%
                     (m)                         -0.56%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                          2.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         2.37%
                     (c)                         2.20%
                     (d)                         2.03%
                     (e)                         1.95%
                     (f)                         1.78%
                     (g)                         1.61%
                     (h)                         1.53%
                     (i)                         1.36%
                     (j)                         1.19%
                     (k)                         1.10%
                     (l)                         0.93%
                     (m)                         0.76%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                         2.87%
                     (b)                         2.61%
                     (c)                         2.44%
                     (d)                         2.27%
                     (e)                         2.19%
                     (f)                         2.02%
                     (g)                         1.85%
                     (h)                         1.76%
                     (i)                         1.59%
                     (j)                         1.42%
                     (k)                         1.34%
                     (l)                         1.17%
                     (m)                         1.00%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.42%
                     (b)                         -0.67%
                     (c)                         -0.84%
                     (d)                         -1.00%
                     (e)                         -1.08%
                     (f)                         -1.25%
                     (g)                         -1.41%
                     (h)                         -1.49%
                     (i)                         -1.66%
                     (j)                         -1.82%
                     (k)                         -1.90%
                     (l)                         -2.07%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         -2.23%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                         9.10%
                     (b)                         8.82%
                     (c)                         8.64%
                     (d)                         8.46%
                     (e)                         8.37%
                     (f)                         8.19%
                     (g)                         8.01%
                     (h)                         7.92%
                     (i)                         7.74%
                     (j)                         7.56%
                     (k)                         7.47%
                     (l)                         7.29%
                     (m)                         7.11%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -3.54%
                     (b)                         -3.78%
                     (c)                         -3.95%
                     (d)                         -4.11%
                     (e)                         -4.18%
                     (f)                         -4.34%
                     (g)                         -4.50%
                     (h)                         -4.58%
                     (i)                         -4.74%
                     (j)                         -4.90%
                     (k)                         -4.98%
                     (l)                         -5.14%
                     (m)                         -5.30%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -25.41%
                     (b)                        -26.11%
                     (c)                        -26.57%
                     (d)                        -27.03%
                     (e)                        -27.26%
                     (f)                        -27.71%
                     (g)                        -28.16%
                     (h)                        -28.38%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                        -28.83%
                     (j)                        -29.27%
                     (k)                        -29.49%
                     (l)                        -29.93%
                     (m)                        -30.37%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.65%
                     (b)                         22.47%
                     (c)                         22.35%
                     (d)                         22.23%
                     (e)                         22.18%
                     (f)                         22.06%
                     (g)                         21.94%
                     (h)                         21.89%
                     (i)                         21.77%
                     (j)                         21.65%
                     (k)                         21.59%
                     (l)                         21.47%
                     (m)                         21.36%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         19.38%
                     (b)                         19.21%
                     (c)                         19.09%
                     (d)                         18.97%
                     (e)                         18.92%
                     (f)                         18.81%
                     (g)                         18.69%
                     (h)                         18.64%
                     (i)                         18.52%
                     (j)                         18.41%
                     (k)                         18.35%
                     (l)                         18.24%
                     (m)                         18.12%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         21.35%
                     (b)                         21.17%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                         21.05%
                     (d)                         20.94%
                     (e)                         20.88%
                     (f)                         20.77%
                     (g)                         20.65%
                     (h)                         20.59%
                     (i)                         20.48%
                     (j)                         20.36%
                     (k)                         20.30%
                     (l)                         20.18%
                     (m)                         20.07%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.75%
                     (b)                          5.71%
                     (c)                          5.68%
                     (d)                          5.65%
                     (e)                          5.64%
                     (f)                          5.61%
                     (g)                          5.58%
                     (h)                          5.56%
                     (i)                          5.54%
                     (j)                          5.51%
                     (k)                          5.49%
                     (l)                          5.46%
                     (m)                          5.43%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        333.22%
                     (b)                        321.62%
                     (c)                        314.06%
                     (d)                        306.63%
                     (e)                        302.99%
                     (f)                        295.74%
                     (g)                        288.64%
                     (h)                        285.14%
                     (i)                        278.26%
                     (j)                        271.48%
                     (k)                        268.13%
                     (l)                        261.53%
                     (m)                        255.05%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -5.09%
                     (b)                         -5.98%
                     (c)                         -6.56%
                     (d)                         -7.14%
                     (e)                         -7.42%
                     (f)                         -8.00%
                     (g)                         -8.57%
                     (h)                         -8.85%
                     (i)                         -9.42%
                     (j)                         -9.98%
                     (k)                        -10.26%
                     (l)                        -10.81%
                     (m)                        -11.37%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        232.91%
                     (b)                        223.99%
                     (c)                        218.18%
                     (d)                        212.47%
                     (e)                        209.68%
                     (f)                        204.09%
                     (g)                        198.63%
                     (h)                        195.94%
                     (i)                        190.68%
                     (j)                        185.47%
                     (k)                        182.89%
                     (l)                        177.82%
                     (m)                        172.83%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.77%
                     (b)                         12.72%
                     (c)                         12.69%
                     (d)                         12.66%
                     (e)                         12.65%
                     (f)                         12.62%
                     (g)                         12.59%
                     (h)                         12.57%
                     (i)                         12.54%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (j)                         12.51%
                     (k)                         12.49%
                     (l)                         12.46%
                     (m)                         12.43%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        148.00%
                     (b)                        143.69%
                     (c)                        140.86%
                     (d)                        138.06%
                     (e)                        136.69%
                     (f)                        133.93%
                     (g)                        131.22%
                     (h)                        129.87%
                     (i)                        127.21%
                     (j)                        124.57%
                     (k)                        123.26%
                     (l)                        120.66%
                     (m)                        118.10%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         38.03%
                     (b)                         36.74%
                     (c)                         35.89%
                     (d)                         35.04%
                     (e)                         34.62%
                     (f)                         33.78%
                     (g)                         32.95%
                     (h)                         32.53%
                     (i)                         31.71%
                     (j)                         30.89%
                     (k)                         30.48%
                     (l)                         29.66%
                     (m)                         28.86%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.99%
                     (b)                         9.94%
                     (c)                         9.91%
                     (d)                         9.88%
                     (e)                         9.87%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                          9.84%
                     (g)                          9.81%
                     (h)                          9.79%
                     (i)                          9.76%
                     (j)                          9.73%
                     (k)                          9.72%
                     (l)                          9.69%
                     (m)                          9.66%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO
                     (a)                        110.78%
                     (b)                        107.43%
                     (c)                        105.23%
                     (d)                        103.05%
                     (e)                        101.97%
                     (f)                         99.82%
                     (g)                         97.70%
                     (h)                         96.65%
                     (i)                         94.57%
                     (j)                         92.50%
                     (k)                         91.48%
                     (l)                         89.44%
                     (m)                         87.43%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         51.37%
                     (b)                         49.96%
                     (c)                         49.02%
                     (d)                         48.09%
                     (e)                         47.63%
                     (f)                         46.71%
                     (g)                         45.80%
                     (h)                         45.34%
                     (i)                         44.44%
                     (j)                         43.54%
                     (k)                         43.09%
                     (l)                         42.20%
                     (m)                         41.31%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                     5/2/94
                     (a)                        109.89%
                     (b)                        106.86%
                     (c)                        104.87%
                     (d)                        102.90%
                     (e)                        101.92%
                     (f)                         99.97%
                     (g)                         98.05%
                     (h)                         97.09%
                     (i)                         95.20%
                     (j)                         93.32%
                     (k)                         92.39%
                     (l)                         90.53%
                     (m)                         88.70%

                             CUMULATIVE TOTAL RETURN
                                     C CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        194.60%
                     (b)                        186.73%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                        181.59%
                     (d)                        176.54%
                     (e)                        174.08%
                     (f)                        169.17%
                     (g)                        164.34%
                     (h)                        161.96%
                     (i)                        157.26%
                     (j)                        152.64%
                     (k)                        150.37%
                     (l)                        145.89%
                     (m)                        141.47%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         61.34%
                     (b)                         59.84%
                     (c)                         58.84%
                     (d)                         57.86%
                     (e)                         57.36%
                     (f)                         56.38%
                     (g)                         55.41%
                     (h)                         54.92%
                     (i)                         53.96%
                     (j)                         53.00%
                     (k)                         52.52%
                     (l)                         51.57%
                     (m)                         50.62%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        306.47%
                     (b)                        296.44%
                     (c)                        289.89%
                     (d)                        283.43%
                     (e)                        280.28%
                     (f)                        273.99%
                     (g)                        267.81%
                     (h)                        264.75%
                     (i)                        258.72%
                     (j)                        252.79%
                     (k)                        249.86%
                     (l)                        244.07%
                     (m)                        238.38%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         74.79%


                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         70.10%
                     (c)                         67.07%
                     (d)                         64.07%
                     (e)                         62.60%
                     (f)                         59.69%
                     (g)                         56.83%
                     (h)                         55.42%
                     (i)                         52.63%
                     (j)                         49.89%
                     (k)                         48.54%
                     (l)                         45.88%
                     (m)                         43.26%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                      5/1/87
                     (a)                        187.27%
                     (b)                        180.18%
                     (c)                        175.55%
                     (d)                        170.98%
                     (e)                        168.76%
                     (f)                        164.32%
                     (g)                        159.95%
                     (h)                        157.79%
                     (i)                        153.52%
                     (j)                        149.33%
                     (k)                        147.26%
                     (l)                        143.17%
                     (m)                        139.14%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98
                     (a)                         57.50%
                     (b)                         56.17%
                     (c)                         55.29%
                     (d)                         54.41%
                     (e)                         53.97%
                     (f)                         53.10%
                     (g)                         52.24%
                     (h)                         51.80%
                     (i)                         50.95%
                     (j)                         50.09%
                     (k)                         49.67%
                     (l)                         48.82%
                     (m)                         47.98%
AIM V.I. AGGRESSIVE GROWTH FUND -                            5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
SERIES II SHARES
                     (a)                         -4.98%
                     (b)                         -5.21%
                     (c)                         -5.37%
                     (d)                         -5.53%
                     (e)                         -5.61%
                     (f)                         -5.76%
                     (g)                         -5.92%
                     (h)                         -6.00%
                     (i)                         -6.16%
                     (j)                         -6.31%
                     (k)                         -6.39%
                     (l)                         -6.55%
                     (m)                         -6.70%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.56%
                     (b)                         -1.80%
                     (c)                         -1.97%
                     (d)                         -2.13%
                     (e)                         -2.21%
                     (f)                         -2.38%
                     (g)                         -2.54%
                     (h)                         -2.62%
                     (i)                         -2.78%
                     (j)                         -2.94%
                     (k)                         -3.03%
                     (l)                         -3.19%
                     (m)                         -3.35%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                         -0.44%
                     (b)                         -0.68%
                     (c)                         -0.84%
                     (d)                         -1.01%
                     (e)                         -1.09%
                     (f)                         -1.26%
                     (g)                         -1.42%
                     (h)                         -1.51%
                     (i)                         -1.67%
                     (j)                         -1.83%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                         -1.92%
                     (l)                         -2.08%
                     (m)                         -2.24%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -5.46%
                     (b)                         -5.69%
                     (c)                         -5.85%
                     (d)                         -6.01%
                     (e)                         -6.08%
                     (f)                         -6.24%
                     (g)                         -6.40%
                     (h)                         -6.48%
                     (i)                         -6.63%
                     (j)                         -6.79%
                     (k)                         -6.87%
                     (l)                         -7.02%
                     (m)                         -7.18%
AMERICAN CENTURY VP INCOME & GROWTH FUND -                   5/1/02
CLASS II SHARES
                     (a)                         4.24%
                     (b)                         3.99%
                     (c)                         3.81%
                     (d)                         3.64%
                     (e)                         3.55%
                     (f)                         3.38%
                     (g)                         3.21%
                     (h)                         3.12%
                     (i)                         2.95%
                     (j)                         2.78%
                     (k)                         2.69%
                     (l)                         2.52%
                     (m)                         2.35%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -2.46%
                     (b)                         -2.70%
                     (c)                         -2.86%
                     (d)                         -3.03%
                     (e)                         -3.11%
                     (f)                         -3.27%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -3.43%
                     (h)                         -3.51%
                     (i)                         -3.67%
                     (j)                         -3.83%
                     (k)                         -3.91%
                     (l)                         -4.07%
                     (m)                         -4.23%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                          9.26%
                     (b)                          8.99%
                     (c)                          8.81%
                     (d)                          8.63%
                     (e)                          8.54%
                     (f)                          8.35%
                     (g)                          8.17%
                     (h)                          8.08%
                     (i)                          7.90%
                     (j)                          7.72%
                     (k)                          7.63%
                     (l)                          7.45%
                     (m)                          7.27%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -8.93%
                     (b)                         -9.46%
                     (c)                         -9.81%
                     (d)                        -10.16%
                     (e)                        -10.34%
                     (f)                        -10.69%
                     (g)                        -11.04%
                     (h)                        -11.21%
                     (i)                        -11.56%
                     (j)                        -11.90%
                     (k)                        -12.08%
                     (l)                        -12.42%
                     (m)                        -12.76%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                          8.69%
                     (b)                          8.06%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                          7.64%
                     (d)                          7.22%
                     (e)                          7.01%
                     (f)                          6.59%
                     (g)                          6.17%
                     (h)                          5.97%
                     (i)                          5.55%
                     (j)                          5.14%
                     (k)                          4.94%
                     (l)                          4.53%
                     (m)                          4.12%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         44.73%
                     (b)                         43.89%
                     (c)                         43.33%
                     (d)                         42.77%
                     (e)                         42.49%
                     (f)                         41.93%
                     (g)                         41.38%
                     (h)                         41.10%
                     (i)                         40.55%
                     (j)                         40.00%
                     (k)                         39.73%
                     (l)                         39.18%
                     (m)                         38.64%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00
                     (a)                        -32.41%
                     (b)                        -32.76%
                     (c)                        -32.98%
                     (d)                        -33.21%
                     (e)                        -33.33%
                     (f)                        -33.56%
                     (g)                        -33.78%
                     (h)                        -33.90%
                     (i)                        -34.12%
                     (j)                        -34.35%
                     (k)                        -34.46%
                     (l)                        -34.68%
                     (m)                        -34.90%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
GROWTH SECURITIES FUND - CLASS 2
                     (a)                         2.33%
                     (b)                         2.08%
                     (c)                         1.91%
                     (d)                         1.74%
                     (e)                         1.65%
                     (f)                         1.48%
                     (g)                         1.31%
                     (h)                         1.23%
                     (i)                         1.06%
                     (j)                         0.89%
                     (k)                         0.81%
                     (l)                         0.64%
                     (m)                         0.47%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                         4.00%
                     (b)                         3.74%
                     (c)                         3.57%
                     (d)                         3.40%
                     (e)                         3.31%
                     (f)                         3.14%
                     (g)                         2.97%
                     (h)                         2.88%
                     (i)                         2.71%
                     (j)                         2.54%
                     (k)                         2.45%
                     (l)                         2.28%
                     (m)                         2.11%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                         3.16%
                     (b)                         2.91%
                     (c)                         2.74%
                     (d)                         2.57%
                     (e)                         2.48%
                     (f)                         2.31%
                     (g)                         2.14%
                     (h)                         2.05%
                     (i)                         1.88%
                     (j)                         1.71%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                          1.63%
                     (l)                          1.46%
                     (m)                          1.29%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -38.35%
                     (b)                        -38.71%
                     (c)                        -38.95%
                     (d)                        -39.19%
                     (e)                        -39.30%
                     (f)                        -39.54%
                     (g)                        -39.78%
                     (h)                        -39.90%
                     (i)                        -40.13%
                     (j)                        -40.36%
                     (k)                        -40.48%
                     (l)                        -40.71%
                     (m)                        -40.94%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.81%
                     (b)                        -40.16%
                     (c)                        -40.39%
                     (d)                        -40.63%
                     (e)                        -40.74%
                     (f)                        -40.97%
                     (g)                        -41.21%
                     (h)                        -41.32%
                     (i)                        -41.55%
                     (j)                        -41.78%
                     (k)                        -41.89%
                     (l)                        -42.12%
                     (m)                        -42.34%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                  5/1/02
SHARES
                     (a)                         -5.52%
                     (b)                         -5.75%
                     (c)                         -5.91%
                     (d)                         -6.07%
                     (e)                         -6.15%
                     (f)                         -6.30%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -6.46%
                     (h)                         -6.54%
                     (i)                         -6.69%
                     (j)                         -6.85%
                     (k)                         -6.93%
                     (l)                         -7.08%
                     (m)                         -7.24%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.57%
                     (b)                         -4.81%
                     (c)                         -4.97%
                     (d)                         -5.12%
                     (e)                         -5.20%
                     (f)                         -5.36%
                     (g)                         -5.52%
                     (h)                         -5.60%
                     (i)                         -5.76%
                     (j)                         -5.91%
                     (k)                         -5.99%
                     (l)                         -6.15%
                     (m)                         -6.31%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.91%
                     (b)                         -2.15%
                     (c)                         -2.31%
                     (d)                         -2.47%
                     (e)                         -2.56%
                     (f)                         -2.72%
                     (g)                         -2.88%
                     (h)                         -2.96%
                     (i)                         -3.13%
                     (j)                         -3.29%
                     (k)                         -3.37%
                     (l)                         -3.53%
                     (m)                         -3.69%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                          2.10%
                     (b)                          1.85%
                     (c)                          1.68%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                          1.51%
                     (e)                          1.43%
                     (f)                          1.26%
                     (g)                          1.09%
                     (h)                          1.01%
                     (i)                          0.84%
                     (j)                          0.67%
                     (k)                          0.59%
                     (l)                          0.42%
                     (m)                          0.25%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                          0.95%
                     (b)                          0.70%
                     (c)                          0.54%
                     (d)                          0.37%
                     (e)                          0.28%
                     (f)                          0.12%
                     (g)                         -0.05%
                     (h)                         -0.13%
                     (i)                         -0.30%
                     (j)                         -0.47%
                     (k)                         -0.55%
                     (l)                         -0.71%
                     (m)                         -0.88%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES
                     (a)                         15.25%
                     (b)                         14.97%
                     (c)                         14.78%
                     (d)                         14.59%
                     (e)                         14.49%
                     (f)                         14.30%
                     (g)                         14.11%
                     (h)                         14.02%
                     (i)                         13.83%
                     (j)                         13.64%
                     (k)                         13.54%
                     (l)                         13.35%
                     (m)                         13.16%
PANORAMA INTERNATIONAL GROWTH                                5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
FUND/VA - SERVICE SHARES
                     (a)                          0.77%
                     (b)                          0.52%
                     (c)                          0.36%
                     (d)                          0.19%
                     (e)                          0.11%
                     (f)                         -0.06%
                     (g)                         -0.23%
                     (h)                         -0.31%
                     (i)                         -0.48%
                     (j)                         -0.64%
                     (k)                         -0.73%
                     (l)                         -0.89%
                     (m)                         -1.06%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         2.11%
                     (b)                         1.86%
                     (c)                         1.69%
                     (d)                         1.52%
                     (e)                         1.44%
                     (f)                         1.27%
                     (g)                         1.10%
                     (h)                         1.02%
                     (i)                         0.85%
                     (j)                         0.68%
                     (k)                         0.60%
                     (l)                         0.43%
                     (m)                         0.26%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                         2.35%
                     (b)                         2.10%
                     (c)                         1.93%
                     (d)                         1.76%
                     (e)                         1.68%
                     (f)                         1.51%
                     (g)                         1.34%
                     (h)                         1.25%
                     (i)                         1.08%
                     (j)                         0.91%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                          0.83%
                     (l)                          0.66%
                     (m)                          0.49%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.92%
                     (b)                         -1.16%
                     (c)                         -1.33%
                     (d)                         -1.49%
                     (e)                         -1.58%
                     (f)                         -1.74%
                     (g)                         -1.90%
                     (h)                         -1.99%
                     (i)                         -2.15%
                     (j)                         -2.31%
                     (k)                         -2.39%
                     (l)                         -2.56%
                     (m)                         -2.72%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                          8.55%
                     (b)                          8.28%
                     (c)                          8.10%
                     (d)                          7.92%
                     (e)                          7.83%
                     (f)                          7.65%
                     (g)                          7.47%
                     (h)                          7.38%
                     (i)                          7.20%
                     (j)                          7.02%
                     (k)                          6.93%
                     (l)                          6.75%
                     (m)                          6.58%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -4.03%
                     (b)                         -4.26%
                     (c)                         -4.42%
                     (d)                         -4.58%
                     (e)                         -4.66%
                     (f)                         -4.82%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -4.98%
                     (h)                         -5.06%
                     (i)                         -5.21%
                     (j)                         -5.37%
                     (k)                         -5.45%
                     (l)                         -5.61%
                     (m)                         -5.77%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -26.79%
                     (b)                        -27.47%
                     (c)                        -27.92%
                     (d)                        -28.37%
                     (e)                        -28.59%
                     (f)                        -29.04%
                     (g)                        -29.48%
                     (h)                        -29.70%
                     (i)                        -30.14%
                     (j)                        -30.58%
                     (k)                        -30.79%
                     (l)                        -31.22%
                     (m)                        -31.65%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.23%
                     (b)                         22.06%
                     (c)                         21.94%
                     (d)                         21.83%
                     (e)                         21.77%
                     (f)                         21.65%
                     (g)                         21.53%
                     (h)                         21.47%
                     (i)                         21.36%
                     (j)                         21.24%
                     (k)                         21.18%
                     (l)                         21.07%
                     (m)                         20.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         18.97%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         18.81%
                     (c)                         18.69%
                     (d)                         18.58%
                     (e)                         18.52%
                     (f)                         18.41%
                     (g)                         18.29%
                     (h)                         18.24%
                     (i)                         18.12%
                     (j)                         18.01%
                     (k)                         17.95%
                     (l)                         17.84%
                     (m)                         17.72%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         20.94%
                     (b)                         20.77%
                     (c)                         20.65%
                     (d)                         20.53%
                     (e)                         20.48%
                     (f)                         20.36%
                     (g)                         20.24%
                     (h)                         20.18%
                     (i)                         20.07%
                     (j)                         19.95%
                     (k)                         19.90%
                     (l)                         19.78%
                     (m)                         19.66%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.65%
                     (b)                          5.61%
                     (c)                          5.58%
                     (d)                          5.55%
                     (e)                          5.54%
                     (f)                          5.51%
                     (g)                          5.48%
                     (h)                          5.46%
                     (i)                          5.43%
                     (j)                          5.41%
                     (k)                          5.39%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          5.36%
                     (m)                          5.33%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        310.05%
                     (b)                        299.07%
                     (c)                        291.91%
                     (d)                        284.88%
                     (e)                        281.45%
                     (f)                        274.61%
                     (g)                        267.90%
                     (h)                        264.59%
                     (i)                        258.05%
                     (j)                        251.63%
                     (k)                        248.47%
                     (l)                        242.22%
                     (m)                        236.08%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -6.85%
                     (b)                         -7.71%
                     (c)                         -8.28%
                     (d)                         -8.85%
                     (e)                         -9.13%
                     (f)                         -9.69%
                     (g)                        -10.25%
                     (h)                        -10.53%
                     (i)                        -11.09%
                     (j)                        -11.64%
                     (k)                        -11.91%
                     (l)                        -12.46%
                     (m)                        -13.00%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        215.13%
                     (b)                        206.69%
                     (c)                        201.19%
                     (d)                        195.78%
                     (e)                        193.16%
                     (f)                        187.91%
                     (g)                        182.75%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                        180.21%
                     (i)                        175.18%
                     (j)                        170.25%
                     (k)                        167.81%
                     (l)                        163.01%
                     (m)                        158.29%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.66%
                     (b)                         12.62%
                     (c)                         12.59%
                     (d)                         12.56%
                     (e)                         12.54%
                     (f)                         12.51%
                     (g)                         12.48%
                     (h)                         12.46%
                     (i)                         12.43%
                     (j)                         12.40%
                     (k)                         12.39%
                     (l)                         12.36%
                     (m)                         12.32%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        139.35%
                     (b)                        135.20%
                     (c)                        132.47%
                     (d)                        129.77%
                     (e)                        128.44%
                     (f)                        125.79%
                     (g)                        123.17%
                     (h)                        121.87%
                     (i)                        119.30%
                     (j)                        116.75%
                     (k)                        115.49%
                     (l)                        112.99%
                     (m)                        110.51%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         35.44%
                     (b)                         34.18%
                     (c)                         33.35%



                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         32.52%
                     (e)                         32.10%
                     (f)                         31.28%
                     (g)                         30.46%
                     (h)                         30.05%
                     (i)                         29.24%
                     (j)                         28.44%
                     (k)                         28.04%
                     (l)                         27.24%
                     (m)                         26.44%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.88%
                     (b)                         9.84%
                     (c)                         9.81%
                     (d)                         9.78%
                     (e)                         9.76%
                     (f)                         9.73%
                     (g)                         9.70%
                     (h)                         9.69%
                     (i)                         9.66%
                     (j)                         9.63%
                     (k)                         9.61%
                     (l)                         9.58%
                     (m)                         9.55%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO
                     (a)                        104.07%
                     (b)                        100.83%
                     (c)                         98.69%
                     (d)                         96.58%
                     (e)                         95.54%
                     (f)                         93.47%
                     (g)                         91.41%
                     (h)                         90.40%
                     (i)                         88.38%
                     (j)                         86.38%
                     (k)                         85.38%
                     (l)                         83.42%
                     (m)                         81.47%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         48.52%
                     (b)                         47.14%
                     (c)                         46.23%
                     (d)                         45.32%
                     (e)                         44.86%
                     (f)                         43.96%
                     (g)                         43.06%
                     (h)                         42.62%
                     (i)                         41.73%
                     (j)                         40.84%
                     (k)                         40.40%
                     (l)                         39.53%
                     (m)                         38.66%
W&R TARGET FUNDS, INC. - VALUE                               5/2/94

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
PORTFOLIO
                     (a)                        103.81%
                     (b)                        100.87%
                     (c)                         98.94%
                     (d)                         97.03%
                     (e)                         96.08%
                     (f)                         94.19%
                     (g)                         92.33%
                     (h)                         91.40%
                     (i)                         89.56%
                     (j)                         87.73%
                     (k)                         86.82%
                     (l)                         85.03%
                     (m)                         83.24%

                             CUMULATIVE TOTAL RETURN
                                     L CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        197.30%
                     (b)                        189.34%
                     (c)                        184.15%
                     (d)                        179.05%
                     (e)                        176.54%
                     (f)                        171.61%
                     (g)                        166.74%
                     (h)                        164.34%
                     (i)                        159.60%
                     (j)                        154.94%
                     (k)                        152.64%
                     (l)                        148.12%
                     (m)                        143.67%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         61.85%
                     (b)                         60.34%
                     (c)                         59.34%
                     (d)                         58.35%
                     (e)                         57.86%
                     (f)                         56.87%
                     (g)                         55.90%
                     (h)                         55.41%
                     (i)                         54.44%
                     (j)                         53.48%
                     (k)                         53.00%
                     (l)                         52.04%
                     (m)                         51.09%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        309.89%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                        299.76%
                     (c)                        293.15%
                     (d)                        286.64%
                     (e)                        283.43%
                     (f)                        277.13%
                     (g)                        270.89%
                     (h)                        267.81%
                     (i)                        261.73%
                     (j)                        255.74%
                     (k)                        252.79%
                     (l)                        246.95%
                     (m)                        241.21%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         76.38%
                     (b)                         71.66%
                     (c)                         68.58%
                     (d)                         65.55%
                     (e)                         64.07%
                     (f)                         61.14%
                     (g)                         58.25%
                     (h)                         56.83%
                     (i)                         54.01%
                     (j)                         51.25%
                     (k)                         49.89%
                     (l)                         47.20%
                     (m)                         44.56%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                       5/1/87
                     (a)                        189.69%
                     (b)                        182.53%
                     (c)                        177.85%
                     (d)                        173.25%
                     (e)                        170.98%
                     (f)                        166.53%
                     (g)                        162.12%
                     (h)                        159.95%
                     (i)                        155.65%
                     (j)                        151.41%
                     (k)                        149.33%
                     (l)                        145.20%
                     (m)                        141.14%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                         57.95%
                     (b)                         56.61%
                     (c)                         55.73%
                     (d)                         54.85%
                     (e)                         54.41%
                     (f)                         53.54%
                     (g)                         52.67%
                     (h)                         52.24%
                     (i)                         51.38%
                     (j)                         50.52%
                     (k)                         50.09%
                     (l)                         49.24%
                     (m)                         48.40%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                  5/1/02
SHARES
                     (a)                         -4.90%
                     (b)                         -5.13%
                     (c)                         -5.29%
                     (d)                         -5.45%
                     (e)                         -5.53%
                     (f)                         -5.69%
                     (g)                         -5.84%
                     (h)                         -5.92%
                     (i)                         -6.08%
                     (j)                         -6.24%
                     (k)                         -6.31%
                     (l)                         -6.47%
                     (m)                         -6.63%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.48%
                     (b)                         -1.72%
                     (c)                         -1.89%
                     (d)                         -2.05%
                     (e)                         -2.13%
                     (f)                         -2.29%
                     (g)                         -2.46%
                     (h)                         -2.54%
                     (i)                         -2.70%
                     (j)                         -2.86%
                     (k)                         -2.94%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                         -3.11%
                     (m)                         -3.27%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                         -0.35%
                     (b)                         -0.60%
                     (c)                         -0.76%
                     (d)                         -0.93%
                     (e)                         -1.01%
                     (f)                         -1.18%
                     (g)                         -1.34%
                     (h)                         -1.42%
                     (i)                         -1.59%
                     (j)                         -1.75%
                     (k)                         -1.83%
                     (l)                         -2.00%
                     (m)                         -2.16%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -5.38%
                     (b)                         -5.61%
                     (c)                         -5.77%
                     (d)                         -5.93%
                     (e)                         -6.01%
                     (f)                         -6.16%
                     (g)                         -6.32%
                     (h)                         -6.40%
                     (i)                         -6.55%
                     (j)                         -6.71%
                     (k)                         -6.79%
                     (l)                         -6.94%
                     (m)                         -7.10%
AMERICAN CENTURY VP INCOME & Growth Fund -                   5/1/02
Class II Shares
                     (a)                         4.33%
                     (b)                         4.07%
                     (c)                         3.90%
                     (d)                         3.73%
                     (e)                         3.64%
                     (f)                         3.47%
                     (g)                         3.29%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                          3.21%
                     (i)                          3.03%
                     (j)                          2.86%
                     (k)                          2.78%
                     (l)                          2.61%
                     (m)                          2.43%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -2.38%
                     (b)                         -2.62%
                     (c)                         -2.78%
                     (d)                         -2.95%
                     (e)                         -3.03%
                     (f)                         -3.19%
                     (g)                         -3.35%
                     (h)                         -3.43%
                     (i)                         -3.59%
                     (j)                         -3.75%
                     (k)                         -3.83%
                     (l)                         -3.99%
                     (m)                         -4.15%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                          9.35%
                     (b)                          9.08%
                     (c)                          8.90%
                     (d)                          8.72%
                     (e)                          8.63%
                     (f)                          8.44%
                     (g)                          8.26%
                     (h)                          8.17%
                     (i)                          7.99%
                     (j)                          7.81%
                     (k)                          7.72%
                     (l)                          7.54%
                     (m)                          7.36%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -8.75%
                     (b)                         -9.28%
                     (c)                         -9.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         -9.99%
                     (e)                        -10.16%
                     (f)                        -10.51%
                     (g)                        -10.86%
                     (h)                        -11.04%
                     (i)                        -11.38%
                     (j)                        -11.73%
                     (k)                        -11.90%
                     (l)                        -12.25%
                     (m)                        -12.59%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                          8.91%
                     (b)                          8.27%
                     (c)                          7.85%
                     (d)                          7.43%
                     (e)                          7.22%
                     (f)                          6.80%
                     (g)                          6.38%
                     (h)                          6.17%
                     (i)                          5.76%
                     (j)                          5.35%
                     (k)                          5.14%
                     (l)                          4.73%
                     (m)                          4.32%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         45.02%
                     (b)                         44.17%
                     (c)                         43.61%
                     (d)                         43.05%
                     (e)                         42.77%
                     (f)                         42.21%
                     (g)                         41.66%
                     (h)                         41.38%
                     (i)                         40.83%
                     (j)                         40.28%
                     (k)                         40.00%
                     (l)                         39.45%
                     (m)                         38.91%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                        -32.29%
                     (b)                        -32.64%
                     (c)                        -32.87%
                     (d)                        -33.10%
                     (e)                        -33.21%
                     (f)                        -33.44%
                     (g)                        -33.67%
                     (h)                        -33.78%
                     (i)                        -34.01%
                     (j)                        -34.23%
                     (k)                        -34.35%
                     (l)                        -34.57%
                     (m)                        -34.79%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02
SECURITIES FUND - CLASS 2
                     (a)                          2.42%
                     (b)                          2.16%
                     (c)                          1.99%
                     (d)                          1.82%
                     (e)                          1.74%
                     (f)                          1.57%
                     (g)                          1.40%
                     (h)                          1.31%
                     (i)                          1.15%
                     (j)                          0.98%
                     (k)                          0.89%
                     (l)                          0.72%
                     (m)                          0.56%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                          4.09%
                     (b)                          3.83%
                     (c)                          3.66%
                     (d)                          3.48%
                     (e)                          3.40%
                     (f)                          3.22%
                     (g)                          3.05%
                     (h)                          2.97%
                     (i)                          2.79%
                     (j)                          2.62%
                     (k)                          2.54%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          2.37%
                     (m)                          2.19%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                          3.25%
                     (b)                          3.00%
                     (c)                          2.82%
                     (d)                          2.65%
                     (e)                          2.57%
                     (f)                          2.39%
                     (g)                          2.23%
                     (h)                          2.14%
                     (i)                          1.97%
                     (j)                          1.80%
                     (k)                          1.71%
                     (l)                          1.54%
                     (m)                          1.38%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -38.23%
                     (b)                        -38.59%
                     (c)                        -38.83%
                     (d)                        -39.07%
                     (e)                        -39.19%
                     (f)                        -39.42%
                     (g)                        -39.66%
                     (h)                        -39.78%
                     (i)                        -40.01%
                     (j)                        -40.25%
                     (k)                        -40.36%
                     (l)                        -40.60%
                     (m)                        -40.83%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.69%
                     (b)                        -40.04%
                     (c)                        -40.28%
                     (d)                        -40.51%
                     (e)                        -40.63%
                     (f)                        -40.86%
                     (g)                        -41.09%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                        -41.21%
                     (i)                        -41.43%
                     (j)                        -41.66%
                     (k)                        -41.78%
                     (l)                        -42.01%
                     (m)                        -42.23%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                  5/1/02
SHARES
                     (a)                         -5.44%
                     (b)                         -5.68%
                     (c)                         -5.83%
                     (d)                         -5.99%
                     (e)                         -6.07%
                     (f)                         -6.23%
                     (g)                         -6.38%
                     (h)                         -6.46%
                     (i)                         -6.62%
                     (j)                         -6.77%
                     (k)                         -6.85%
                     (l)                         -7.01%
                     (m)                         -7.16%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.49%
                     (b)                         -4.73%
                     (c)                         -4.89%
                     (d)                         -5.05%
                     (e)                         -5.12%
                     (f)                         -5.28%
                     (g)                         -5.44%
                     (h)                         -5.52%
                     (i)                         -5.68%
                     (j)                         -5.84%
                     (k)                         -5.91%
                     (l)                         -6.07%
                     (m)                         -6.23%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.82%
                     (b)                         -2.07%
                     (c)                         -2.23%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         -2.39%
                     (e)                         -2.47%
                     (f)                         -2.64%
                     (g)                         -2.80%
                     (h)                         -2.88%
                     (i)                         -3.04%
                     (j)                         -3.21%
                     (k)                         -3.29%
                     (l)                         -3.45%
                     (m)                         -3.61%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                          2.19%
                     (b)                          1.94%
                     (c)                          1.77%
                     (d)                          1.60%
                     (e)                          1.51%
                     (f)                          1.34%
                     (g)                          1.18%
                     (h)                          1.09%
                     (i)                          0.92%
                     (j)                          0.75%
                     (k)                          0.67%
                     (l)                          0.50%
                     (m)                          0.33%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                          1.04%
                     (b)                          0.79%
                     (c)                          0.62%
                     (d)                          0.45%
                     (e)                          0.37%
                     (f)                          0.20%
                     (g)                          0.03%
                     (h)                         -0.05%
                     (i)                         -0.22%
                     (j)                         -0.38%
                     (k)                         -0.47%
                     (l)                         -0.63%
                     (m)                         -0.80%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                         15.36%
                     (b)                         15.07%
                     (c)                         14.88%
                     (d)                         14.68%
                     (e)                         14.59%
                     (f)                         14.40%
                     (g)                         14.21%
                     (h)                         14.11%
                     (i)                         13.92%
                     (j)                         13.73%
                     (k)                         13.64%
                     (l)                         13.45%
                     (m)                         13.26%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                      5/1/02
SERVICE SHARES
                     (a)                          0.86%
                     (b)                          0.61%
                     (c)                          0.44%
                     (d)                          0.27%
                     (e)                          0.19%
                     (f)                          0.02%
                     (g)                         -0.14%
                     (h)                         -0.23%
                     (i)                         -0.39%
                     (j)                         -0.56%
                     (k)                         -0.64%
                     (l)                         -0.81%
                     (m)                         -0.97%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                          2.20%
                     (b)                          1.95%
                     (c)                          1.78%
                     (d)                          1.61%
                     (e)                          1.52%
                     (f)                          1.35%
                     (g)                          1.18%
                     (h)                          1.10%
                     (i)                          0.93%
                     (j)                          0.76%
                     (k)                          0.68%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          0.51%
                     (m)                          0.34%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                          2.44%
                     (b)                          2.19%
                     (c)                          2.02%
                     (d)                          1.85%
                     (e)                          1.76%
                     (f)                          1.59%
                     (g)                          1.42%
                     (h)                          1.34%
                     (i)                          1.17%
                     (j)                          1.00%
                     (k)                          0.91%
                     (l)                          0.75%
                     (m)                          0.58%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.83%
                     (b)                         -1.08%
                     (c)                         -1.25%
                     (d)                         -1.41%
                     (e)                         -1.49%
                     (f)                         -1.66%
                     (g)                         -1.82%
                     (h)                         -1.90%
                     (i)                         -2.07%
                     (j)                         -2.23%
                     (k)                         -2.31%
                     (l)                         -2.48%
                     (m)                         -2.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                         8.64%
                     (b)                         8.37%
                     (c)                         8.19%
                     (d)                         8.01%
                     (e)                         7.92%
                     (f)                         7.74%
                     (g)                         7.56%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                          7.47%
                     (i)                          7.29%
                     (j)                          7.11%
                     (k)                          7.02%
                     (l)                          6.84%
                     (m)                          6.66%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -3.94%
                     (b)                         -4.18%
                     (c)                         -4.34%
                     (d)                         -4.50%
                     (e)                         -4.58%
                     (f)                         -4.74%
                     (g)                         -4.90%
                     (h)                         -4.98%
                     (i)                         -5.14%
                     (j)                         -5.29%
                     (k)                         -5.37%
                     (l)                         -5.53%
                     (m)                         -5.69%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -26.56%
                     (b)                        -27.24%
                     (c)                        -27.70%
                     (d)                        -28.15%
                     (e)                        -28.37%
                     (f)                        -28.82%
                     (g)                        -29.26%
                     (h)                        -29.48%
                     (i)                        -29.92%
                     (j)                        -30.36%
                     (k)                        -30.58%
                     (l)                        -31.01%
                     (m)                        -31.44%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.30%
                     (b)                         22.12%
                     (c)                         22.00%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         21.89%
                     (e)                         21.83%
                     (f)                         21.71%
                     (g)                         21.59%
                     (h)                         21.53%
                     (i)                         21.42%
                     (j)                         21.30%
                     (k)                         21.24%
                     (l)                         21.12%
                     (m)                         21.01%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         19.04%
                     (b)                         18.87%
                     (c)                         18.75%
                     (d)                         18.64%
                     (e)                         18.58%
                     (f)                         18.46%
                     (g)                         18.35%
                     (h)                         18.29%
                     (i)                         18.18%
                     (j)                         18.07%
                     (k)                         18.01%
                     (l)                         17.89%
                     (m)                         17.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         21.00%
                     (b)                         20.83%
                     (c)                         20.71%
                     (d)                         20.59%
                     (e)                         20.53%
                     (f)                         20.42%
                     (g)                         20.30%
                     (h)                         20.24%
                     (i)                         20.13%
                     (j)                         20.01%
                     (k)                         19.95%
                     (l)                         19.84%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         19.72%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.67%
                     (b)                          5.62%
                     (c)                          5.59%
                     (d)                          5.56%
                     (e)                          5.55%
                     (f)                          5.52%
                     (g)                          5.49%
                     (h)                          5.48%
                     (i)                          5.45%
                     (j)                          5.42%
                     (k)                          5.41%
                     (l)                          5.38%
                     (m)                          5.35%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        313.77%
                     (b)                        302.69%
                     (c)                        295.47%
                     (d)                        288.38%
                     (e)                        284.88%
                     (f)                        278.01%
                     (g)                        271.24%
                     (h)                        267.90%
                     (i)                        261.30%
                     (j)                        254.83%
                     (k)                        251.63%
                     (l)                        245.33%
                     (m)                        239.14%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -6.55%
                     (b)                         -7.42%
                     (c)                         -8.00%
                     (d)                         -8.57%
                     (e)                         -8.85%
                     (f)                         -9.41%
                     (g)                         -9.97%
                     (h)                        -10.25%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                        -10.81%
                     (j)                        -11.36%
                     (k)                        -11.64%
                     (l)                        -12.18%
                     (m)                        -12.73%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        217.99%
                     (b)                        209.48%
                     (c)                        203.92%
                     (d)                        198.47%
                     (e)                        195.78%
                     (f)                        190.52%
                     (g)                        185.32%
                     (h)                        182.75%
                     (i)                        177.68%
                     (j)                        172.70%
                     (k)                        170.25%
                     (l)                        165.40%
                     (m)                        160.64%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.68%
                     (b)                         12.63%
                     (c)                         12.60%
                     (d)                         12.57%
                     (e)                         12.56%
                     (f)                         12.52%
                     (g)                         12.49%
                     (h)                         12.48%
                     (i)                         12.45%
                     (j)                         12.42%
                     (k)                         12.40%
                     (l)                         12.37%
                     (m)                         12.34%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        140.76%
                     (b)                        136.58%
                     (c)                        133.83%
                     (d)                        131.12%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                        129.77%
                     (f)                        127.11%
                     (g)                        124.48%
                     (h)                        123.17%
                     (i)                        120.58%
                     (j)                        118.01%
                     (k)                        116.75%
                     (l)                        114.23%
                     (m)                        111.75%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         35.87%
                     (b)                         34.60%
                     (c)                         33.76%
                     (d)                         32.93%
                     (e)                         32.52%
                     (f)                         31.69%
                     (g)                         30.87%
                     (h)                         30.46%
                     (i)                         29.65%
                     (j)                         28.84%
                     (k)                         28.44%
                     (l)                         27.64%
                     (m)                         26.84%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.90%
                     (b)                         9.85%
                     (c)                         9.82%
                     (d)                         9.79%
                     (e)                         9.78%
                     (f)                         9.75%
                     (g)                         9.72%
                     (h)                         9.70%
                     (i)                         9.67%
                     (j)                         9.64%
                     (k)                         9.63%
                     (l)                         9.60%
                     (m)                         9.57%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                        105.16%
                     (b)                        101.90%
                     (c)                         99.76%
                     (d)                         97.64%
                     (e)                         96.58%
                     (f)                         94.50%
                     (g)                         92.44%
                     (h)                         91.41%
                     (i)                         89.39%
                     (j)                         87.37%
                     (k)                         86.38%
                     (l)                         84.40%
                     (m)                         82.44%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         49.00%
                     (b)                         47.60%
                     (c)                         46.68%
                     (d)                         45.77%
                     (e)                         45.32%
                     (f)                         44.41%
                     (g)                         43.51%
                     (h)                         43.06%
                     (i)                         42.17%
                     (j)                         41.28%
                     (k)                         40.84%
                     (l)                         39.97%
                     (m)                         39.09%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                     5/2/94
                     (a)                        104.80%
                     (b)                        101.85%
                     (c)                         99.91%
                     (d)                         97.98%
                     (e)                         97.03%
                     (f)                         95.14%
                     (g)                         93.26%
                     (h)                         92.33%
                     (i)                         90.47%
                     (j)                         88.64%
                     (k)                         87.73%
                     (l)                         85.92%
                     (m)                         84.13%

                                    AUDITORS


The financial statements of Variable Annuity Account and Minnesota Life Insurance Company are audited annually by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The unaudited financial statements are included in this Statement of Additional Information.


The financial statements of Variable Annuity Account as of September 30, 2004 are unaudited and are included below.

The financial statements of Minnesota Life Insurance Company as of December 31, 2004 are unaudited and are included below.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                    9/30/2004

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                                                  ADVANTUS  ADVANTUS
                                                               ADVANTUS    ADVANTUS    ADVANTUS   MATURING   MATURING     ADVANTUS
                                                  ADVANTUS      MONEY       INDEX      MORTGAGE  GOVERNMENT GOVERNMENT INTERNATIONAL
                                                    BOND        MARKET       500      SECURITIES  BOND 2006  BOND 2010     BOND
                                                ------------  ---------- ----------- ----------- ---------- ---------- -------------
                  ASSETS
Investments in shares of Advantus Series
  Fund, Inc.:
  Bond Portfolio, 107,171,315 shares
    at net asset value of $1.42 per
    share (cost $135,910,233).................. $152,637,780           -           -           -          -          -           -
  Money Market Portfolio, 37,161,466
    shares at net asset value of
    $1.00 per share (cost $37,161,466).........            -  37,161,466           -           -          -          -           -
  Index 500 Portfolio, 71,575,810 shares
    at net asset value of $3.50 per
    share (cost $229,646,527)..................            -           - 250,164,687           -          -          -           -
  Mortgage Securities Portfolio,
    99,146,939 shares at net asset value
    of $1.39 per share (cost $121,919,106).....            -           -           - 138,032,468          -          -           -
  Maturing Government Bond 2006 Portfolio,
    5,895,381 shares at net asset value
    of $1.41 per share (cost $7,378,019).......            -           -           -           -  8,307,641          -           -
  Maturing Government Bond 2010 Portfolio,
    4,366,380 shares at net asset value
    of $1.60 per share (cost $6,166,505).......            -           -           -           -          -  6,972,322           -
  International Bond Portfolio, 33,906,519
    shares at net asset value
    of $1.32 per share (cost $34,975,561)......            -           -           -           -          -          -  44,921,560
                                                ------------  ---------- ----------- ----------- ---------- ---------- -----------
                                                 152,637,780  37,161,466 250,164,687 138,032,468  8,307,641  6,972,322  44,921,560
Receivable from Minnesota Life for contract
  purchase payments............................            -           -           -           -          -          -           -
Receivable for investments sold................            -      26,428           -           -          -          -           -
                                                ------------  ---------- ----------- ----------- ---------- ---------- -----------
        Total assets...........................  152,637,780  37,187,894 250,164,687 138,032,468  8,307,641  6,972,322  44,921,560
                                                ------------  ---------- ----------- ----------- ---------- ---------- -----------
              LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges................            -           -           -           -          -          -           -
Payable for investments purchased..............        5,352       1,280       7,764       4,869        265        239       1,540
                                                ------------  ---------- ----------- ----------- ---------- ---------- -----------
        Total liabilities......................        5,352       1,280       7,764       4,869        265        239       1,540
                                                ------------  ---------- ----------- ----------- ---------- ---------- -----------
        Net assets applicable to Contract
          owners............................... $152,632,428  37,186,614 250,156,923 138,027,599  8,307,376  6,972,083  44,920,020
                                                ============  ========== =========== =========== ========== ========== ===========

        CONTRACT OWNERS' EQUITY
Contracts in accumulation period...............  150,442,061  37,133,703 179,255,744 135,708,740  8,038,458  6,687,034  44,633,347
Contracts in annuity payment period (note 2)...    2,190,367      52,911  70,901,179   2,318,859    268,918    285,049     286,673
                                                ------------  ---------- ----------- ----------- ---------- ---------- -----------
        Total Contract Owners' Equity.......... $152,632,428  37,186,614 250,156,923 138,027,599  8,307,376  6,972,083  44,920,020
                                                ============  ========== =========== =========== ========== ========== ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                    9/30/2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                                                   AIM V.I.                AMERICAN
                                                   ADVANTUS    ADVANTUS     AIM V.I.                DENT       AIM V.I.     CENTURY
                                                  INDEX 400   REAL ESTATE  AGGRESSIVE   AIM V.I.  DEMOGRAPHIC  PREMIER      INCOME
                                                   MID-CAP     SECURITIES   GROWTH     BALANCED    TRENDS       EQUITY    AND GROWTH
                                                 ------------ ----------- ----------- ----------- ----------- ---------- -----------
                  ASSETS
Investments in shares of Advantus Series Fund,
  Inc.:
  Index 400 Mid-Cap Portfolio, 23,668,741
    shares at net asset value of $1.34 per
    share (cost $27,829,973) ...................   31,684,586           -           -           -          -           -         -
  Real Estate Securities Portfolio, 30,710,745
    shares at net asset value of $1.67 per
    share (cost $37,716,690) ...................            -  51,302,176           -           -          -           -         -
Investments in shares of the AIM Variable
  Insurance Funds:
  Aggressive Growth Fund, 124,127 shares at
    net asset value of $10.45 per share
    (cost $1,239,805) ..........................            -           -   1,297,124           -          -           -         -
  Balanced Fund, 191,820 shares at net asset
    value of $9.98 per share
    (cost $1,856,322) ..........................            -           -           -   1,914,360          -           -         -
  Dent Demographics Fund, 133,488 shares at
    net asset value of $4.98 per share
    (cost $651,666) ............................            -           -           -           -    664,772           -         -
  Premier Equity Fund, 26,474 shares at net
    asset value of $19.59 per share
    (cost $483,254) ............................            -           -           -           -          -     518,628         -
Investments in shares of the American Century
  Variable Portfolios, Inc.:
  Income & Growth Fund, 529,604 shares at net
    asset value of $6.66 per share
    (cost $3,273,982) ..........................            -           -           -           -          -           - 3,527,164
                                                 ------------ ----------- ----------- ----------- ----------- ---------- ---------
                                                   31,684,586  51,302,176   1,297,124   1,914,360    664,772     518,628 3,527,164
Receivable from Minnesota Life for contract
  purchase payments ............................            -           -           -           -          -           -         -
Receivable for investments sold ................            -           -           -           -          -           -         -
                                                 ------------ ----------- ----------- ----------- ----------- ---------- ---------
       Total assets ............................   31,684,586  51,302,176   1,297,124   1,914,360    664,772     518,628 3,527,164
                                                 ------------ ----------- ----------- ----------- ----------- ---------- ---------
             LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges ................            -           -           -           -          -           -         -
Payable for investments purchased ..............        1,115       1,812          49          76         25          20       142
                                                 ------------ ----------- ----------- ----------- ----------- ---------- ---------
      Total liabilities ........................        1,115       1,812          49          76         25          20       142
                                                 ------------ ----------- ----------- ----------- ----------- ---------- ---------
      Net assets applicable to
        Contract owners......................... $ 31,683,471  51,300,364   1,297,075   1,914,284    664,747     518,608 3,527,022
                                                 ============ =========== =========== =========== =========== ========== =========

       CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...............   31,314,472  50,574,737   1,297,075   1,914,284    664,747     518,608 3,527,022
Contracts in annuity payment period (note 2)....      368,999     725,627           -           -          -           -         -
                                                 ------------ ----------- ----------- ----------- ----------- ---------- ---------
      Total Contract Owners' Equity ............ $ 31,683,471  51,300,364   1,297,075   1,914,284    664,747     518,608 3,527,022
                                                 ============ =========== =========== =========== =========== ========== =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                   9/30/2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------------
                                                                CREDIT SUISSE                                         FRANKLIN
                                            AMERICAN   AMERICAN    GLOBAL                                             LARGE CAP
                                            CENTURY    CENTURY  POST-VENTURE  FIDELITY VIP FIDELITY VIP  FIDELITY VIP  GROWTH
                                             ULTRA      VALUE      CAPITAL     CONTRAFUND  EQUITY-INCOME   MID-CAP    SECURITIES
                                          ----------- --------- ------------- ------------ ------------- ------------ ----------
                 ASSETS
Investments in shares of the American
  Century Variable Portfolios, Inc.:
     Ultra Fund, 3,157,395 shares at
       net asset value of $9.21 per
       share (cost $27,927,678)..........  29,079,606         -           -             -            -             -           -
     Value Fund, 714,242 shares at net
       asset value of $8.05 per share
       (cost $5,374,423).................           - 5,749,648           -             -            -             -           -
Investments in shares of the Credit
  Suisse Trust:
     Global Post-Venture Capital
       Portfolio, 233,820 shares at net
       asset value of $9.49 per share
       (cost $2,193,036).................           -         -   2,218,953             -            -             -           -
Investments in shares of the Fidelity
  Variable Insurance Products Fund:
     Contrafund Portfolio, 1,654,064
       shares at net asset value of
       $24.15 per share
       (cost $35,920,390)................           -         -           -    39,945,637            -             -           -
     Equity Income Portfolio, 3,363,352
       shares at net asset value of
       $22.98 per share
       (cost $71,703,533)................           -         -             -            -  77,289,833             -           -
     Mid-Cap Portfolio, 1,488,653 shares
       at net asset value of $26.38 per
       share (cost $29,871,429)..........           -         -             -            -           -    39,270,659           -
Investments in shares of the Franklin
  Templeton Variable Insurance Products
  Fund:
     Large Cap Growth Securities Fund,
       165,410 shares at net asset value
       of $13.90 per share
       (cost $2,262,057).................           -         -           -             -            -             -   2,299,204
                                          ----------- ---------   ---------    ----------   ----------    ----------   ---------
                                           29,079,606 5,749,648   2,218,953    39,945,637   77,289,833    39,270,659   2,299,204
Receivable from Minnesota Life for
  contract purchase payments.............           -         -           -             -            -             -           -
Receivable for investments sold..........           -         -           -             -            -             -           -
                                          ----------- ---------   ---------    ----------   ----------    ----------   ---------
        Total assets.....................  29,079,606 5,749,648   2,218,953    39,945,637   77,289,833    39,270,659   2,299,204
                                          ----------- ---------   ---------    ----------   ----------    ----------   ---------

               LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges..........           -         -           -             -            -             -           -
Payable for investments purchased........       1,152       223          75         1,442        2,922         1,411          87
                                          ----------- ---------   ---------    ----------   ----------    ----------   ---------
        Total liabilities................       1,152       223          75         1,442        2,922         1,411          87
                                          ----------- ---------   ---------    ----------   ----------    ----------   ---------
        Net assets applicable to Contract
          owners......................... $29,078,454 5,749,425   2,218,878    39,944,195   77,286,911    39,269,248   2,299,117
                                          =========== =========   =========    ==========   ==========    ==========   =========

          CONTRACT OWNERS' EQUITY
Contracts in accumulation period.........  28,547,167 5,749,425   2,218,878    39,706,343   76,413,890    38,886,672   2,299,117
Contracts in annuity payment period
  (note 2)...............................     531,287         -           -       237,852      873,021       382,576           -
                                          ----------- ---------   ---------    ----------   ----------    ----------   ---------
        Total Contract Owners' Equity.... $29,078,454 5,749,425   2,218,878    39,944,195   77,286,911    39,269,248   2,299,117
                                          =========== =========   =========    ==========   ==========    ==========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                   9/30/2004

                                                                       SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                       TEMPLETON
                                                 FRANKLIN              DEVELOPING  TEMPLETON    JANUS       JANUS         JANUS
                                              MUTUAL SHARES  FRANKLIN   MARKETS   GLOBAL ASSET  ASPEN    ASPEN CAPITAL INTERNATIONAL
                                               SECURITIES   SMALL CAP  SECURITIES  ALLOCATION  BALANCED  APPRECIATION    GROWTH
                                              ------------- ---------- ---------- ------------ --------- ------------- -------------
                 ASSETS
Investments in shares of the Franklin
  Templeton Variable Insurance Products
  Fund:
     Mutual Shares Securities Fund, 299,362
       shares at net asset value of $15.32
       per share (cost $4,229,073)..........    4,586,231            -          -           -          -            -             -
     Small Fund, 866,309 shares at net
       asset value of $17.67 per share
       (cost $14,395,123)...................            -   15,307,683          -           -          -            -             -
     Developing Mkts Securities Fund,
       2,000,185 shares at net asset
       value of $7.53 per share
       (cost $12,755,863)...................            -            - 15,061,393           -          -            -             -
     Global Asset Allocation Fund, 353,307
       shares at net asset value of $18.54
       per share (cost $5,844,116)..........            -            -          -   6,550,308          -            -             -
Investments in shares of the Janus Aspen
  Series:
     Aspen Balanced Portfolio, 127,982
       shares at net asset value of $24.11
       per share (cost $2,949,653)..........            -            -          -           -  3,085,639            -             -
     Capital Appreciation Portfolio, 850,618
       shares at net asset value of $21.68
       per share (cost $22,419,460).........            -            -          -           -          -   18,441,393             -
     International Growth Portfolio, 714,714
       shares at net asset value of $23.12
       per share (cost $20,492,717).........            -            -          -           -          -            -    16,524,195
                                              -----------   ---------- ----------   ---------  ---------   ----------    ----------
                                                4,586,231   15,307,683 15,061,393   6,550,308  3,085,639   18,441,393    16,524,195
Receivable from Minnesota Life for contract
  purchase payments.........................            -            -          -           -          -            -             -
Receivable for investments sold.............            -            -          -           -          -            -             -
                                              -----------   ---------- ----------   ---------  ---------   ----------    ----------
            Total assets....................    4,586,231   15,307,683 15,061,393   6,550,308  3,085,639   18,441,393    16,524,195
                                              -----------   ---------- ----------   ---------  ---------   ----------    ----------

               LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges.............            -            -          -           -          -            -             -
Payable for investments purchased...........          177          552        526         224        116          660           591
                                              -----------   ---------- ----------   ---------  ---------   ----------    ----------
            Total liabilities...............          177          552        526         224        116          660           591
                                              -----------   ---------- ----------   ---------  ---------   ----------    ----------
            Net assets applicable to
              Contract owners...............  $ 4,586,054   15,307,131 15,060,867   6,550,084  3,085,523   18,440,733    16,523,604
                                              ===========   ========== ==========   =========  =========   ==========    ==========

          CONTRACT OWNERS' EQUITY
Contracts in accumulation period............    4,586,054   15,232,398 14,761,457   6,504,512  3,085,523   18,318,011    16,406,384
Contracts in annuity payment
  period (note 2)...........................            -       74,733    299,410      45,572          -      122,722       117,220
                                              -----------   ---------- ----------   ---------  ---------   ----------    ----------
            Total Contract Owners' Equity...  $ 4,586,054   15,307,131 15,060,867   6,550,084  3,085,523   18,440,733    16,523,604
                                              ===========   ========== ==========   =========  =========   ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                    9/30/2004

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                       --------------------------------------------------
                                                                           MFS          MFS           MFS
                                                                         INVESTORS     MID CAP        NEW          MFS
                                                                       GROWTH STOCK    GROWTH      DISCOVERY      VALUE
                                                                       ------------   ---------    ---------    ---------
                         ASSETS
Investments in shares of the MFS Variable Insurance Trust:
  Investors Growth Stock Series, 151,312 shares at
    net asset value of $8.42 per share (cost $1,251,981) ............    1,274,047            -            -            -
  Mid Cap Growth Series, 249,094 shares at net
    asset value of $6.14 per share (cost $1,601,457) ................            -    1,529,437            -            -
  New Discovery Series, 748,495 shares at net
    asset value of $12.88 per share (cost $10,302,297) ..............            -            -    9,640,610            -
  Value Fund, 279,224 shares at net asset value
    of $10.98 per share (cost $2,755,598) ...........................            -            -            -    3,065,876
Investments in shares of the Oppenheimer Variable Account Funds:
  Capital Appreciation Fund, 120,947 shares at net asset value
    of $33.85 per share (cost $3,974,842) ...........................            -            -            -            -
  High Income Fund, 1,697,765 shares at net asset value
    of $8.46 per share (cost $14,109,298) ...........................            -            -            -            -
Investments in shares of the Panorama Series Funds, Inc.:
  International Growth, 3,411,696 shares at net asset value
    of $1.15 per share (cost $3,918,014) ............................            -            -            -            -
                                                                        ----------    ---------    ---------    ---------
                                                                         1,274,047    1,529,437    9,640,610    3,065,876
Receivable from Minnesota Life for contract purchase payments .......            -            -            -            -
Receivable for investments sold .....................................            -            -            -            -
                                                                        ----------    ---------    ---------    ---------
      Total assets ..................................................    1,274,047    1,529,437    9,640,610    3,065,876
                                                                        ----------    ---------    ---------    ---------

                              LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges ..........................            -            -            -            -
Payable for investments purchased ...................................           49           57          383          118
                                                                        ----------    ---------    ---------    ---------
      Total liabilities .............................................           49           57          383          118
                                                                        ----------    ---------    ---------    ---------
      Net assets applicable to Contract owners ......................   $1,273,998    1,529,380    9,640,227    3,065,758
                                                                        ==========    =========    =========    =========

                      CONTRACT OWNERS' EQUITY
Contracts in accumulation period ....................................    1,273,998    1,529,380    9,509,860    3,065,758
Contracts in annuity payment period (note 2) ........................            -            -      130,367            -
                                                                        ----------   ----------    ---------    ---------
      Total Contract Owners' Equity .................................   $1,273,998    1,529,380    9,640,227    3,065,758
                                                                        ==========    =========    =========    =========

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                       -------------------------------------------
                                                                       OPPENHEIMER                    OPPENHEIMER
                                                                         CAPITAL      OPPENHEIMER    INTERNATIONAL
                                                                       APPRECIATION   HIGH INCOME       GROWTH
                                                                       ------------   -----------    -------------
                         ASSETS
Investments in shares of the MFS Variable Insurance Trust:
  Investors Growth Stock Series, 151,312 shares at
    net asset value of $8.42 per share (cost $1,251,981) ............            -              -              -
  Mid Cap Growth Series, 249,094 shares at net
    asset value of $6.14 per share (cost $1,601,457) ................            -              -              -
  New Discovery Series, 748,495 shares at net
    asset value of $12.88 per share (cost $10,302,297) ..............            -              -              -
  Value Fund, 279,224 shares at net asset value
    of $10.98 per share (cost $2,755,598) ...........................            -              -              -
Investments in shares of the Oppenheimer Variable Account Funds:
  Capital Appreciation Fund, 120,947 shares at net asset value
    of $33.85 per share (cost $3,974,842) ...........................    4,094,056              -              -
  High Income Fund, 1,697,765 shares at net asset value
    of $8.46 per share (cost $14,109,298) ...........................            -     14,363,096              -
Investments in shares of the Panorama Series Funds, Inc.:
  International Growth, 3,411,696 shares at net asset value
    of $1.15 per share (cost $3,918,014) ............................            -              -      3,923,451
                                                                         ---------     ----------      ---------
                                                                         4,094,056     14,363,096      3,923,451
Receivable from Minnesota Life for contract purchase payments .......            -              -              -
Receivable for investments sold .....................................            -              -              -
                                                                         ---------     ----------      ---------
      Total assets ..................................................    4,094,056     14,363,096      3,923,451
                                                                         ---------     ----------      ---------

                              LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges ..........................            -              -              -
Payable for investments purchased ...................................          156            570            153
                                                                         ---------     ----------      ---------
      Total liabilities .............................................          156            570            153
                                                                         ---------     ----------      ---------
      Net assets applicable to Contract owners ......................    4,093,900     14,362,526      3,923,298
                                                                         =========     ==========      =========

                      CONTRACT OWNERS' EQUITY
Contracts in accumulation period ....................................    4,093,900     13,977,566      3,923,298
Contracts in annuity payment period (note 2) ........................            -        384,960              -
                                                                         ---------   ----------        ---------
      Total Contract Owners' Equity .................................    4,093,900     14,362,526      3,923,298
                                                                         =========     ==========      =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                   9/30/2004

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------------------
                                                                        PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT
                                                                        GROWTH AND    INTERNATIONAL         NEW          NEW
                                                                         INCOME           GROWTH       OPPORTUNITIES    VALUE
                                                                       ------------   -------------    -------------   ---------
                         ASSETS
Investments in shares of the Putnam Variable Trust:
       Putnam Growth and Income Fund, 69,687 shares at net asset
            value of $23.38 per share (cost $1,487,722) ............      1,629,275              -              -              -
       International Growth Fund, 784,217 shares at net asset value
            of $12.80 per share (cost $9,467,861) ..................              -     10,037,983              -              -
       New Opportunities Fund, 19,477 shares at net asset value
            of $14.93 per share (cost $275,427) ....................              -              -        290,796              -
       New Value Fund, 127,227 shares at net asset value
            of $14.83 per share (cost $1,736,911) ..................              -              -              -      1,886,781
       Voyager Fund, 31,270 shares at net asset value
            of $25.0 per share (cost $762,033) .....................              -              -              -              -
Investments in shares of the Van Kampen Funds:
       Comstock Fund, 281,571 shares at net asset value
            of $12.52 per share (cost $3,220,929) ..................              -              -              -              -
       Emerging Growth Fund, 10,074 shares at net asset value
            of $23.54 per share (cost $243,654) ....................              -              -              -              -
                                                                       ------------     ----------        -------      ---------

                                                                          1,629,275     10,037,983        290,796      1,886,781
Receivable from Minnesota Life for contract purchase payments ......              -              -              -              -
Receivable for investments sold ....................................              -              -              -              -
                                                                       ------------     ----------        -------      ---------
               Total assets ........................................      1,629,275     10,037,983        290,796      1,886,781
                                                                       ------------     ----------        -------      ---------

                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges .........................              -              -              -              -
Payable for investments purchased ..................................             62            396             11             74
                                                                       ------------     ----------        -------      ---------
               Total liabilities ...................................             62            396             11             74
                                                                       ------------     ----------        -------      ---------
               Net assets applicable to Contract owners ............   $  1,629,213     10,037,587        290,785      1,886,707
                                                                       ============     ==========        =======      =========

                       CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...................................      1,629,213     10,037,587        290,785      1,886,707
Contracts in annuity payment period (note 2) .......................              -              -              -              -
                                                                       ------------     ----------        -------      ---------
               Total Contract Owners' Equity .......................   $  1,629,213     10,037,587        290,785      1,886,707
                                                                       ============     ==========        =======      =========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------
                                                                                                    VAN KAMPEN
                                                                       PUTNAM VT    VAN KAMPEN       EMERGING
                                                                        VOYAGER      COMSTOCK         GROWTH
                                                                       ---------    ----------      ----------
                         ASSETS
Investments in shares of the Putnam Variable Trust:
       Putnam Growth and Income Fund, 69,687 shares at net asset
            value of $23.38 per share (cost $1,487,722) ............          -              -              -
       International Growth Fund, 784,217 shares at net asset value
            of $12.80 per share (cost $9,467,861) ..................          -              -              -
       New Opportunities Fund, 19,477 shares at net asset value
            of $14.93 per share (cost $275,427) ....................          -              -              -
       New Value Fund, 127,227 shares at net asset value
            of $14.83 per share (cost $1,736,911) ..................          -              -              -
       Voyager Fund, 31,270 shares at net asset value
            of $25.0 per share (cost $762,033) .....................    781,748              -              -
Investments in shares of the Van Kampen Funds:
       Comstock Fund, 281,571 shares at net asset value
            of $12.52 per share (cost $3,220,929) ..................          -      3,525,267              -
       Emerging Growth Fund, 10,074 shares at net asset value
            of $23.54 per share (cost $243,654) ....................          -              -        237,144
                                                                        -------      ---------        -------

                                                                        781,748      3,525,267        237,144
Receivable from Minnesota Life for contract purchase payments ......          -              -              -
Receivable for investments sold ....................................          -              -              -
                                                                        -------      ---------
               Total assets ........................................    781,748      3,525,267        237,144
                                                                        -------      ---------        -------

                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges .........................          -              -              -
Payable for investments purchased ..................................         31            138              9
                                                                        -------      ---------        -------
               Total liabilities ...................................         31            138              9
                                                                        -------      ---------        -------
               Net assets applicable to Contract owners ............    781,717      3,525,129        237,135
                                                                        =======      =========        =======

                       CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...................................    781,717      3,525,129        237,135
Contracts in annuity payment period (note 2) .......................          -              -              -
                                                                        -------      ---------        -------
               Total Contract Owners' Equity .......................    781,717      3,525,129        237,135
                                                                        =======      =========        =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                   9/30/2004

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                          ----------------------------------------------------------
                                                                           VAN KAMPEN                                 WADDELL & REED
                                                                           GROWTH AND   WADDELL & REED WADDELL & REED  INTERNATIONAL
                                                                             INCOME       BALANCED         GROWTH          II
                                                                          ------------  -------------- -------------- --------------
                           ASSETS
Investments in shares of the Van Kampen Funds:
       Growth and Income Fund, 47,343 shares at net asset value
            of $17.51 per share (cost $785,651) .......................        828,981             -               -              -
Investments in shares of the Waddell & Reed Target Funds, Inc.:
       Balanced Portfolio, 30,493,840 shares at net asset value
            of $7.24 per share (cost $244,340,961) ....................              -   220,879,080               -              -
       Growth Portfolio, 21,410,986 shares at net asset value
            of $7.83 per share (cost $205,522,981) ....................              -             -     167,731,523              -
       International II Portfolio, 8,965,441 shares at net asset value
            of $16.91 per share (cost $135,434,423) ...................              -             -               -    151,616,371
       Small Cap Growth Portfolio, 8,743,476 shares at net asset value
            of $8.29 per share (cost $92,554,128) .....................              -             -               -              -
       Value Portfolio, 11,586,403 shares at net asset value
            of $5.68 per share (cost $64,093,182) .....................              -             -               -              -
       Micro-Cap Growth Portfolio, 1,643,966 shares at net asset value
            of $12.52 per share (cost $25,646,910) ....................              -             -               -              -
                                                                          ------------   -----------     -----------    -----------
                                                                               828,981   220,879,080     167,731,523    151,616,371
Receivable from Minnesota Life for contract purchase payments .........              -             -               -              -
Receivable for investments sold .......................................              -             -               -              -
                                                                          ------------   -----------     -----------    -----------
               Total assets ...........................................        828,981   220,879,080     167,731,523    151,616,371
                                                                          ------------   -----------     -----------    -----------

                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges ............................              -             -               -              -
Payable for investments purchased .....................................             31         7,524           5,578          5,184
                                                                          ------------   -----------     -----------    -----------
               Total liabilities ......................................             31         7,524           5,578          5,184
                                                                          ------------   -----------     -----------    -----------
               Net assets applicable to Contract owners ...............   $    828,950   220,871,556     167,725,945    151,611,187
                                                                          ============   ===========     ===========    ===========

                   CONTRACT OWNERS' EQUITY
Contracts in accumulation period ......................................        828,950   216,470,252     165,739,074    149,932,836
Contracts in annuity payment period (note 2) ..........................              -     4,401,304       1,986,871      1,678,351
                                                                          ------------   -----------     -----------    -----------
               Total Contract Owners' Equity ..........................   $    828,950   220,871,556     167,725,945    151,611,187
                                                                          ============   ===========     ===========    ===========

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                          ------------------------------------------------
                                                                                           WADDELL & REED   WADDELL & REED
                                                                          WADDELL & REED     SMALL CAP         MICRO-CAP
                                                                              GROWTH           VALUE           GROWTH
                                                                          --------------   --------------  ---------------
                           ASSETS
Investments in shares of the Van Kampen Funds:
       Growth and Income Fund, 47,343 shares at net asset value
            of $17.51 per share (cost $785,651) .......................              -                -                -
Investments in shares of the Waddell & Reed Target Funds, Inc.:
       Balanced Portfolio, 30,493,840 shares at net asset value
            of $7.24 per share (cost $244,340,961) ....................              -                -                -
       Growth Portfolio, 21,410,986 shares at net asset value
            of $7.83 per share (cost $205,522,981) ....................              -                -                -
       International II Portfolio, 8,965,441 shares at net asset value
            of $16.91 per share (cost $135,434,423) ...................              -                -                -
       Small Cap Growth Portfolio, 8,743,476 shares at net asset value
            of $8.29 per share (cost $92,554,128) .....................     72,525,386                -                -
       Value Portfolio, 11,586,403 shares at net asset value
            of $5.68 per share (cost $64,093,182) .....................              -       65,808,453                -
       Micro-Cap Growth Portfolio, 1,643,966 shares at net asset value
            of $12.52 per share (cost $25,646,910) ....................              -                -       20,586,238
                                                                            ----------       ----------       ----------
                                                                            72,525,386       65,808,453       20,586,238
Receivable from Minnesota Life for contract purchase payments .........              -                -                -
Receivable for investments sold .......................................              -                -                -
                                                                            ----------       ----------       ----------
               Total assets ...........................................     72,525,386       65,808,453       20,586,238
                                                                            ----------       ----------       ----------

                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges ............................              -                -                -
Payable for investments purchased .....................................          2,458            2,256              719
                                                                            ----------       ----------       ----------
               Total liabilities ......................................          2,458            2,256              719
                                                                            ----------       ----------       ----------
               Net assets applicable to Contract owners ...............     72,522,928       65,806,197       20,585,519
                                                                            ==========       ==========       ==========

                   CONTRACT OWNERS' EQUITY
Contracts in accumulation period ......................................     71,505,162       64,873,419       20,434,813
Contracts in annuity payment period (note 2) ..........................      1,017,766          932,778          150,706
                                                                            ----------       ----------       ----------
               Total Contract Owners' Equity ..........................     72,522,928       65,806,197       20,585,519
                                                                            ==========       ==========       ==========

See accompanying notes to financial statements

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                   9/30/2004

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                  ----------------------------------------------------------------
                                                                  WADDELL & REED                   WADDELL & REED
                                                                    SMALL CAP     WADDELL & REED        ASSET       WADDELL & REED
                                                                      VALUE        CORE EQUITY        STRATEGY       INTERNATIONAL
                                                                   -------------  --------------   --------------   --------------
                         ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc.:
  Small Cap Value Portfolio, 2,623,629 shares at net asset value
       of $15.56 per share (cost $32,767,006) ..................    40,813,962               -                -                -
  Core Equity Portfolio, 1,140,375 shares at net asset value
       of $9.52 per share (cost $12,363,781) ...................             -      10,857,743                -                -
  Asset Strategy Portfolio, 422,138 shares at net asset value
       of $7.19 per share (cost $2,908,966) ....................             -               -        3,034,368                -
  International Portfolio, 431,572 shares at net asset value
       of $5.84 per share (cost $2,518,184) ....................             -               -                -        2,522,323
  Science & Technology Portfolio, 247,258 shares at net asset
       value of $12.56 per share (cost $3,076,464) .............             -               -                -                -
  Bond Portfolio, 84,417 shares at net asset value
       of $5.74 per share (cost $479,834) ......................             -               -                -                -
  Dividend Income Portfolio, 134,881 shares at net asset value
       of $5.03 per share (cost $666,987) ......................             -               -                -                -
                                                                   -----------      ----------        ---------        ---------
                                                                    40,813,962      10,857,743        3,034,368        2,522,323
Receivable from Minnesota Life for contract purchase payments ..             -               -                -                -
Receivable for investments sold ................................             -               -                -                -
                                                                   -----------      ----------        ---------        ---------
          Total assets .........................................    40,813,962      10,857,743        3,034,368        2,522,323
                                                                   -----------      ----------        ---------        ---------

                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges .....................             -               -                -                -
Payable for investments purchased ..............................         1,427             379              121              104
                                                                   -----------      ----------        ---------        ---------
          Total liabilities ....................................         1,427             379              121              104
                                                                   -----------      ----------        ---------        ---------
          Net assets applicable to Contract owners .............   $40,812,535      10,857,364        3,034,247        2,522,219
                                                                   ===========      ==========        =========        =========

                   CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...............................    40,235,278      10,516,985        3,034,247        2,522,219
Contracts in annuity payment period (note 2) ...................       577,257         340,379                -                -
                                                                   -----------      ----------        ---------        ---------
          Total Contract Owners' Equity ........................   $40,812,535      10,857,364        3,034,247        2,522,219
                                                                   ===========      ==========        =========        =========

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                     WADDELL & REED                  WADDELL & REED
                                                                        SCIENCE &    WADDELL & REED     DIVIDEND
                                                                       TECHNOLOGY         BOND           INCOME
                                                                     --------------  --------------  --------------
                         ASSETS                                        TECHNOLOGY         BOND          INCOME
Investments in shares of the Waddell & Reed Target Funds, Inc.:
  Small Cap Value Portfolio, 2,623,629 shares at net asset value
       of $15.56 per share (cost $32,767,006) ..................                -              -              -
  Core Equity Portfolio, 1,140,375 shares at net asset value
       of $9.52 per share (cost $12,363,781) ...................                -              -              -
  Asset Strategy Portfolio, 422,138 shares at net asset value
       of $7.19 per share (cost $2,908,966) ....................                -              -              -
  International Portfolio, 431,572 shares at net asset value
       of $5.84 per share (cost $2,518,184) ....................                -              -              -
  Science & Technology Portfolio, 247,258 shares at net asset
       value of $12.56 per share (cost $3,076,464) .............        3,105,704              -              -
  Bond Portfolio, 84,417 shares at net asset value
       of $5.74 per share (cost $479,834) ......................                -        484,216              -
  Dividend Income Portfolio, 134,881 shares at net asset value
       of $5.03 per share (cost $666,987) ......................                -              -        678,653
                                                                        ---------        -------        -------
                                                                        3,105,704        484,216        678,653
Receivable from Minnesota Life for contract purchase payments ..                -              -              -
Receivable for investments sold ................................                -              -              -
                                                                        ---------        -------        -------
          Total assets .........................................        3,105,704        484,216        678,653
                                                                        ---------        -------        -------

                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
payments and mortality and expense charges .....................                -              -              -
Payable for investments purchased ..............................              128             22             32
                                                                        ---------        -------        -------
          Total liabilities ....................................              128             22             32
                                                                        ---------        -------        -------
          Net assets applicable to Contract owners .............        3,105,576        484,194        678,621
                                                                        =========        =======        =======

                   CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...............................        3,105,576        484,194        678,621
Contracts in annuity payment period (note 2) ...................                -              -              -
                                                                        ---------        -------        -------
          Total Contract Owners' Equity ........................        3,105,576        484,194        678,621
                                                                        =========        =======        =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                    9/30/2004

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------
                                                          WADDELL & REED WADDELL & REED WADDELL & REED WADDELL & REED WADDELL & REED
                                                              HIGH        LIMITED-TERM       MONEY        MORTGAGE      REAL ESTATE
                                                             INCOME           BOND          MARKET       SECURITIES     SECURITIES
                                                          -------------- -------------- -------------- -------------- --------------
                        ASSETS
Investments in shares of the Waddell & Reed Target
  Funds, Inc.:
  High Income Portfolio, 321,989 shares at net
       asset value of $3.51 per share (cost $1,112,941)..    1,130,246             -              -               -              -
  Limited-Term Bond Portfolio, 39,555 shares at net
       asset value of $5.70 per share (cost $224,736) ...            -       225,395              -               -              -
  Money Market Portfolio, 237,751 shares at net asset
       value of $1.0 per share (cost $237,751) ..........            -             -        237,751               -              -
  Mortgage Securities Portfolio, 3,067,701 shares at
       net asset value of $5.20 per share (cost
       $15,349,774) .....................................            -             -              -      15,952,047              -
  Real Estate Securities Portfolio, 1,154,606 shares
       at net asset value of $5.64 per share (cost
       $5,841,154) ......................................            -             -              -               -      6,511,977
                                                            ----------       -------     ----------      ----------      ---------
                                                             1,130,246       225,395        237,751      15,952,047      6,511,977
Receivable from Minnesota Life for contract purchase
       payments .........................................            -             -              -               -              -
Receivable for investments sold .........................            -             -             24               -              -
                                                            ----------       -------     ----------      ----------      ---------
         Total assets ...................................    1,130,246       225,395        237,775      15,952,047      6,511,977
                                                            ----------       -------     ----------      ----------      ---------

                      LIABILITIES
Payable to Minnesota Life for contract terminations,
withdrawal payments and mortality and expense charges ...            -             -              -               -              -
Payable for investments purchased .......................           52            10             12             549            231
                                                            ----------       -------     ----------      ----------      ---------
         Total liabilities ..............................           52            10             12             549            231
                                                            ----------       -------     ----------      ----------      ---------
         Net assets applicable to Contract owners .......   $1,130,194       225,385        237,763      15,951,498      6,511,746
                                                            ==========       =======     ==========      ==========      =========

                 CONTRACT OWNERS' EQUITY
Contracts in accumulation period ........................    1,130,194       225,385        237,763      15,951,498      6,511,746
Contracts in annuity payment period (note 2) ............            -             -              -               -              -
                                                            ----------       -------     ----------      ----------      ---------
         Total Contract Owners' Equity ..................   $1,130,194       225,385        237,763      15,951,498      6,511,746
                                                            ==========       =======     ==========      ==========      =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                    9/30/2004

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                   ------------------------------------------------------------
                                                                                     ADVANTUS        ADVANTUS        ADVANTUS
                                                                     ADVANTUS         MONEY            INDEX         MORTGAGE
                                                                       BOND           MARKET            500         SECURITIES
                                                                   ------------     -----------     -----------     -----------
Investment income(loss):
   Investment income distributions from underlying mutual
        fund (note 4)..........................................    $          -         154,550              -                -
   Mortality, expense charges and administrative charges
        (note 3) ..............................................      (1,445,300)       (356,602)     (2,133,895)     (1,385,642)
                                                                   ------------     -----------     -----------     -----------
        Investment income (loss) - net ........................      (1,445,300)       (202,052)     (2,133,895)     (1,385,642)
                                                                   ------------     -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund ....               -               -               -               -
                                                                   ------------     -----------     -----------     -----------

   Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................      22,479,127      34,038,263      24,991,419      29,837,222
        Cost of investments sold ..............................     (19,960,188)    (34,038,263)    (22,804,036)    (26,555,187)
                                                                   ------------     -----------     -----------     -----------
                                                                      2,518,939               -       2,187,383       3,282,035
                                                                   ------------     -----------     -----------     -----------
        Net realized gains (losses) on investments ............       2,518,939               -       2,187,383       3,282,035
                                                                   ------------     -----------     -----------     -----------

   Net change in unrealized appreciation or depreciation
        of investments ........................................       3,062,308               -         759,099       1,973,795
                                                                   ------------     -----------     -----------     -----------

        Net gains (losses) on investments .....................       5,581,247               -       2,946,482       5,255,830
                                                                   ------------     -----------     -----------     -----------

        Net increase (decrease) in net assets resulting
          from operations......................................    $  4,135,947        (202,052)        812,587       3,870,188
                                                                   ============     ===========     ===========     ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                   ------------------------------------------
                                                                    ADVANTUS       ADVANTUS
                                                                    MATURING       MATURING       ADVANTUS
                                                                   GOVERNMENT     GOVERNMENT    INTERNATIONAL
                                                                    BOND 2006     BOND 2010         BOND
                                                                   ----------     ----------    -------------
Investment income(loss):
   Investment income distributions from underlying mutual
        fund (note 4)..........................................             -              -               -
   Mortality, expense charges and administrative charges
        (note 3) ..............................................       (78,971)       (68,348)       (460,014)
                                                                   ----------     ----------     -----------
        Investment income (loss) - net ........................       (78,971)       (68,348)       (460,014)
                                                                   ----------     ----------     -----------

Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund ....             -              -               -
                                                                   ----------     ----------     -----------

   Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................     1,762,244      1,275,195      12,989,604
        Cost of investments sold ..............................    (1,543,442)    (1,120,715)    (10,165,644)
                                                                   ----------     ----------     -----------
                                                                      218,802        154,480       2,823,960
                                                                   ----------     ----------     -----------
        Net realized gains (losses) on investments ............       218,802        154,480       2,823,960
                                                                   ----------     ----------     -----------

   Net change in unrealized appreciation or depreciation
        of investments ........................................      (174,369)        52,207      (2,417,082)
                                                                   ----------     ----------     -----------

        Net gains (losses) on investments .....................        44,433        206,687         406,878
                                                                   ----------     ----------     -----------

        Net increase (decrease) in net assets resulting
          from operations......................................       (34,538)       138,339         (53,136)
                                                                   ==========     ==========     ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                   9/30/2004

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------------
                                                                               ADVANTUS       ADVANTUS      AIM V.I.
                                                                               INDEX 400     REAL ESTATE   AGGRESSIVE     AIM V.I.
                                                                                MID-CAP      SECURITIES      GROWTH       BALANCED
                                                                              -----------    -----------   ----------     --------
Investment income(loss):
       Investment income distributions from underlying mutual
         fund (note 4) ....................................................   $         -              -            -            -
       Mortality, expense charges and administrative charges (note 3) .....      (284,363)      (465,674)     (11,665)     (18,484)
                                                                              -----------    -----------   ----------     --------
            Investment income (loss) - net ................................      (284,363)      (465,674)     (11,665)     (18,484)
                                                                              -----------    -----------   ----------     --------

Realized and unrealized gains (losses) on investments - net:
       Realized gain distributions from underlying mutual fund ............             -              -            -            -
                                                                              -----------    -----------   ----------     --------
       Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................     4,439,747     13,864,676       89,792      456,015
            Cost of investments sold ......................................    (3,736,249)    (9,328,541)     (73,386)    (443,026)
                                                                              -----------    -----------   ----------     --------
                                                                                  703,498      4,536,135       16,406       12,989
                                                                              -----------    -----------   ----------     --------
            Net realized gains (losses) on investments ....................       703,498      4,536,135       16,406       12,989
                                                                              -----------    -----------   ----------     --------

       Net change in unrealized appreciation or depreciation
            of investments ................................................       215,649      1,493,343      (34,873)     (13,804)
                                                                              -----------    -----------   ----------     --------

            Net gains (losses) on investments .............................       919,147      6,029,478      (18,467)        (815)
                                                                              -----------    -----------   ----------     --------

            Net increase (decrease) in net assets resulting
               from operations .............................................  $   634,784      5,563,804      (30,132)     (19,299)
                                                                              ===========    ===========   ==========     ========

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------
                                                                                  AIM V.I.                 AMERICAN
                                                                                   DENT       AIM V.I.      CENTURY
                                                                                DEMOGRAPHIC   PREMIER       INCOME
                                                                                  TRENDS       EQUITY     AND GROWTH
                                                                                -----------   --------    -----------
Investment income(loss):
       Investment income distributions from underlying mutual
         fund (note 4) ....................................................             -            -       34,537
       Mortality, expense charges and administrative charges (note 3) .....        (6,411)      (5,533)     (35,036)
                                                                                  -------     --------     --------
            Investment income (loss) - net ................................        (6,411)      (5,533)        (499)
                                                                                  -------     --------     --------

Realized and unrealized gains (losses) on investments - net:
       Realized gain distributions from underlying mutual fund ............             -            -            -
                                                                                  -------     --------     --------
       Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................        77,669      124,612      288,218
            Cost of investments sold ......................................       (65,254)    (103,462)    (240,053)
                                                                                  -------     --------     --------
                                                                                   12,415       21,150       48,165
                                                                                  -------     --------     --------
            Net realized gains (losses) on investments ....................        12,415       21,150       48,165
                                                                                  -------     --------     --------

       Net change in unrealized appreciation or depreciation
            of investments ................................................       (41,434)     (36,783)      (8,831)
                                                                                  -------     --------     --------

            Net gains (losses) on investments .............................       (29,019)     (15,633)      39,334
                                                                                  -------     --------     --------

            Net increase (decrease) in net assets resulting
              from operations .............................................       (35,430)     (21,166)      38,835
                                                                                  =======     ========     ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                   9/30/2004

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                         ------------------------------------------------------
                                                                                                    CREDIT SUISSE
                                                                          AMERICAN      AMERICAN        GLOBAL
                                                                           CENTURY       CENTURY     POST-VENTURE  FIDELITY VIP
                                                                            ULTRA         VALUE        CAPITAL      CONTRAFUND
                                                                         -----------   -----------   ------------  -----------
Investment income(loss):
  Investment income distributions from underlying mutual
      fund (note 4) ..................................................   $        -        29,672             -        74,836
  Mortality, expense charges and administrative charges (note 3) .....     (245,214)      (42,955)      (22,127)     (363,478)
                                                                         ----------     ---------      --------    ----------
    Investment income (loss) - net ...................................     (245,214)      (13,283)      (22,127)     (288,642)
                                                                         ----------     ---------      --------    ----------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ............            -        27,235             -             -
                                                                         ----------     ---------      --------    ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ..............................................      615,386     1,074,121       680,780     3,898,111
    Cost of investments sold .........................................     (517,695)     (899,958)     (764,874)   (3,545,145)
                                                                         ----------     ---------      --------    ----------
                                                                             97,691       174,163       (84,094)      352,966
                                                                         ----------     ---------      --------    ----------
    Net realized gains (losses) on investments .......................       97,691       201,398       (84,094)      352,966
                                                                         ----------     ---------      --------    ----------
  Net change in unrealized appreciation or depreciation
    of investments ...................................................     (187,072)      (29,475)       71,874     1,576,516
                                                                         ----------     ---------      --------    ----------
    Net gains (losses) on investments ................................      (89,381)      171,923       (12,220)    1,929,482
                                                                         ----------     ---------      --------    ----------
    Net increase (decrease) in net assets resulting from operations ..   $ (334,595)      158,640       (34,347)    1,640,840
                                                                         ==========     =========      ========    ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                         -------------------------------------
                                                                                                      FRANKLIN
                                                                                                     LARGE CAP
                                                                         FIDELITY VIP  FIDELITY VIP   GROWTH
                                                                         EQUITY-INCOME    MID-CAP    SECURITIES
                                                                         ------------- ------------  ----------
Investment income(loss):
  Investment income distributions from underlying mutual
      fund (note 4) ..................................................      851,808             -         8,750
  Mortality, expense charges and administrative charges (note 3) .....     (696,109)     (347,646)      (18,939)
                                                                         ----------    ----------    ----------
    Investment income (loss) - net ...................................      155,699      (347,646)      (10,189)
                                                                         ----------    ----------    ----------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ............      221,986             -             -
                                                                         ----------    ----------    ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ..............................................    3,927,885     2,973,763     4,112,173
    Cost of investments sold .........................................   (3,623,182)   (2,228,931)   (4,007,883)
                                                                         ----------    ----------    ----------
                                                                            304,703       744,832       104,290
                                                                         ----------    ----------    ----------
    Net realized gains (losses) on investments .......................      526,689       744,832       104,290
                                                                         ----------    ----------    ----------
  Net change in unrealized appreciation or depreciation
    of investments ...................................................     (236,759)    2,731,766       (82,133)
                                                                         ----------    ----------    ----------
    Net gains (losses) on investments ................................      289,930     3,476,598        22,157
                                                                         ----------    ----------    ----------
    Net increase (decrease) in net assets resulting from operations ..      445,629     3,128,952        11,968
                                                                         ==========    ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                    9/30/2004

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------------
                                                                                                        TEMPLETON
                                                                              FRANKLIN                  DEVELOPING   TEMPLETON
                                                                            MUTUAL SHARES   FRANKLIN     MARKETS    GLOBAL ASSET
                                                                             SECURITIES     SMALL CAP   SECURITIES   ALLOCATION
                                                                            -------------  ----------  -----------  ------------
Investment income(loss):
      Investment income distributions from underlying mutual
           fund (note 4) .................................................  $    28,757             -      281,418      189,154
      Mortality, expense charges and administrative charges (note 3) .....      (39,038)     (144,875)    (141,164)     (62,430)
                                                                            -----------    ----------  -----------   ----------
          Investment income (loss) - net .................................      (10,281)     (144,875)     140,254      126,724
                                                                            -----------    ----------  -----------   ----------
Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ............            -             -            -            -
                                                                            -----------    ----------  -----------   ----------
      Realized gains (losses) on sales of investments:
          Proceeds from sales ............................................      293,657     2,088,409   11,949,535    1,470,540
          Cost of investments sold .......................................     (233,571)   (1,893,115) (11,427,140)  (1,255,732)
                                                                            -----------   -----------  -----------   ----------
                                                                                 60,086       195,294      522,395      214,808
                                                                            -----------    ----------  -----------   ----------
          Net realized gains (losses) on investments .....................       60,086       195,294      522,395      214,808
                                                                            -----------    ----------  -----------   ----------
      Net change in unrealized appreciation or depreciation
          of investments .................................................       40,164       (11,876)     310,900     (255,119)
                                                                            -----------    ----------  -----------   ----------
          Net gains (losses) on investments ..............................      100,250       183,418      833,295      (40,311)
                                                                            -----------    ----------  -----------   ----------
          Net increase (decrease) in net assets resulting
             from operations .............................................  $    89,969        38,543      973,549       86,413
                                                                            ===========    ==========  ===========   ==========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------
                                                                             JANUS       JANUS          JANUS
                                                                             ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                                                            BALANCED  APPRECIATION      GROWTH
                                                                            --------  -------------   ------------
Investment income(loss):
      Investment income distributions from underlying mutual
         fund (note 4) ...................................................    15,967            -         77,519
      Mortality, expense charges and administrative charges (note 3) .....   (24,834)    (181,744)      (157,901)
                                                                            --------   ----------    -----------
          Investment income (loss) - net .................................    (8,867)    (181,744)       (80,382)
                                                                            --------   ----------    -----------
Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ............         -            -              -
                                                                            --------   ----------    -----------
      Realized gains (losses) on sales of investments:
          Proceeds from sales ............................................   465,583    3,055,257      5,210,307
          Cost of investments sold .......................................  (421,216)  (4,061,330)    (6,137,821)
                                                                            --------   ----------    -----------
                                                                              44,367   (1,006,073)      (927,514)
                                                                            --------   ----------    -----------
          Net realized gains (losses) on investments .....................    44,367   (1,006,073)      (927,514)
                                                                            --------   ----------    -----------
      Net change in unrealized appreciation or depreciation
          of investments .................................................    (2,766)   1,886,238      1,115,425
                                                                            --------   ----------    -----------
          Net gains (losses) on investments ..............................    41,601      880,165        187,911
                                                                            --------   ----------    -----------
          Net increase (decrease) in net assets resulting from operations     32,734      698,421        107,529
                                                                            ========   ==========    ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                   9/30/2004

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   --------------------------------------------
                                                                                       MFS              MFS             MFS
                                                                                    INVESTORS         MID CAP           NEW
                                                                                   GROWTH STOCK        GROWTH         DISCOVERY
                                                                                   ------------      ----------      ----------
Investment income(loss):
  Investment income distributions from underlying mutual fund (note 4) .........     $        -               -               -
  Mortality, expense charges and administrative charges (note 3) ...............        (13,512)        (14,344)        (90,734)
                                                                                     ----------      ----------      ----------
    Investment income (loss) - net .............................................        (13,512)        (14,344)        (90,734)
                                                                                     ----------      ----------      ----------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ......................              -               -               -
                                                                                     ----------      ----------      ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ........................................................        499,936       1,194,016       2,382,078
    Cost of investments sold ...................................................       (437,840)     (1,059,714)     (2,128,455)
                                                                                     ----------      ----------      ----------
                                                                                         62,096         134,302         253,623
                                                                                     ----------      ----------      ----------
    Net realized gains (losses) on investments .................................         62,096         134,302         253,623
                                                                                     ----------      ----------      ----------
  Net change in unrealized appreciation or depreciation
    of investments .............................................................        (80,852)       (141,363)     (1,062,796)
                                                                                     ----------      ----------      ----------
    Net gains (losses) on investments ..........................................        (18,756)         (7,061)       (809,173)
                                                                                     ----------      ----------      ----------
    Net increase (decrease) in net assets resulting from operations ............     $  (32,268)        (21,405)       (899,907)
                                                                                     ==========      ==========      ==========

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------------------
                                                                                            OPPENHEIMER                 OPPENHEIMER
                                                                                    MFS       CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                                                   VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                                                                 ---------  ------------  -----------  -------------
Investment income(loss):
  Investment income distributions from underlying mutual fund (note 4) .........    57,598         7,901      611,349       37,265
  Mortality, expense charges and administrative charges (note 3) ...............   (29,689)      (38,090)    (122,193)     (33,535)
                                                                                  --------      --------   ----------   ----------
    Investment income (loss) - net .............................................    27,909       (30,189)     489,156        3,730
                                                                                  --------      --------   ----------   ----------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ......................         -             -            -            -
                                                                                  --------      --------   ----------   ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ........................................................   443,489       277,930    2,311,745    1,270,429
    Cost of investments sold ...................................................  (354,329)     (225,378)  (2,133,528)  (1,107,613)
                                                                                   -------      --------   ----------   ----------
                                                                                    89,160        52,552      178,217      162,816
                                                                                  --------      --------   ----------   ----------
    Net realized gains (losses) on investments .................................    89,160        52,552      178,217      162,816
                                                                                  --------      --------   ----------   ----------
  Net change in unrealized appreciation or depreciation
    of investments .............................................................   (27,277)     (153,291)    (199,747)    (200,643)
                                                                                  --------      --------   ----------   ----------
    Net gains (losses) on investments ..........................................    61,883      (100,739)     (21,530)     (37,827)
                                                                                  --------      --------   ----------   ----------
    Net increase (decrease) in net assets resulting from operations ............    89,792      (130,928)     467,626      (34,097)
                                                                                  ========      ========   ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                    9/30/2004

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -----------------------------------------------------
                                                                              PUTNAM VT      PUTNAM VT      PUTNAM VT    PUTNAM VT
                                                                             GROWTH AND    INTERNATIONAL       NEW          NEW
                                                                               INCOME         GROWTH      OPPORTUNITIES    VALUE
                                                                             ----------    -------------  -------------  ---------
Investment income(loss):
    Investment income distributions from underlying mutual
        fund (note 4) ....................................................   $  22,979         131,437            -         9,573
    Mortality, expense charges and administrative charges (note 3) .......     (15,255)        (98,476)      (3,161)      (13,855)
                                                                             ---------      ----------      -------      --------
       Investment income (loss) - net ....................................       7,724          32,961       (3,161)       (4,282)
                                                                             ---------      ----------      -------      --------
Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund ..............           -               -            -             -
                                                                             ---------      ----------      -------      --------
    Realized gains (losses) on sales of investments:
       Proceeds from sales ...............................................     205,184       1,335,447       60,690       164,596
       Cost of investments sold ..........................................    (162,330)     (1,043,093)     (51,284)     (132,275)
                                                                             ---------      ----------      -------      --------
                                                                                42,854         292,354        9,406        32,321
                                                                             ---------      ----------      -------      --------
       Net realized gains (losses) on investments ........................      42,854         292,354        9,406        32,321
                                                                             ---------      ----------      -------      --------
    Net change in unrealized appreciation or depreciation
       of investments ....................................................     (37,569)       (367,540)     (16,313)       35,367
                                                                             ---------      ----------      -------      --------
       Net gains (losses) on investments .................................       5,285         (75,186)      (6,907)       67,688
                                                                             ---------      ----------      -------      --------
       Net increase (decrease) in net assets resulting from operations ...   $  13,009         (42,225)     (10,068)       63,406
                                                                             =========      ==========      =======      ========
                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------
                                                                                                         VAN KAMPEN
                                                                              PUTNAM VT     VAN KAMPEN    EMERGING
                                                                               VOYAGER       COMSTOCK      GROWTH
                                                                              ---------     ----------   ----------
Investment income(loss):
    Investment income distributions from underlying mutual
       fund (note 4) .....................................................       1,862        17,493             -
    Mortality, expense charges and administrative charges (note 3) .......      (7,850)      (28,044)       (1,991)
                                                                              --------       -------      --------
       Investment income (loss) - net ....................................      (5,988)      (10,551)       (1,991)
                                                                              --------       -------      --------
Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund ..............           -             -             -
                                                                              --------       -------      --------
    Realized gains (losses) on sales of investments:
       Proceeds from sales ...............................................     129,925        37,833       110,905
       Cost of investments sold ..........................................    (116,164)      (27,460)     (107,549)
                                                                              --------       -------      --------
                                                                                13,761        10,373         3,356
                                                                              --------       -------      --------
       Net realized gains (losses) on investments ........................      13,761        10,373         3,356
                                                                              --------       -------      --------
    Net change in unrealized appreciation or depreciation
       of investments ....................................................     (44,170)      158,285        (9,373)
                                                                              --------       -------      --------
       Net gains (losses) on investments .................................     (30,409)      168,658        (6,017)
                                                                              --------       -------      --------
       Net increase (decrease) in net assets resulting from operations ...     (36,397)      158,107        (8,008)
                                                                              ========       =======      ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                    9/30/2004

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                             VAN KAMPEN
                                                                             GROWTH AND WADDELL & REED WADDELL & REED WADDELL & REED
                                                                               INCOME      BALANCED        GROWTH     INTERNATIONAL
                                                                             ---------- -------------- -------------- --------------
Investment income(loss):
    Investment income distributions from underlying mutual
       fund (note 4) ......................................................   $  3,102             -              -              -
    Mortality, expense charges and administrative charges (note 3) ........     (5,528)   (2,168,403)    (1,637,105)    (1,388,830)
                                                                              --------   -----------    -----------    -----------
       Investment income (loss) - net .....................................     (2,426)   (2,168,403)    (1,637,105)    (1,388,830)
                                                                              --------   -----------    -----------    -----------
Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund ...............          -             -              -              -
                                                                              --------   -----------    -----------    -----------
    Realized gains (losses) on sales of investments:
       Proceeds from sales ................................................      6,279    35,705,838     24,334,976     18,732,178
       Cost of investments sold ...........................................     (4,789)  (40,066,992)   (34,050,113)   (17,076,410)
                                                                              --------   -----------    -----------    -----------
                                                                                 1,490    (4,361,154)    (9,715,137)     1,655,768
                                                                              --------   -----------    -----------    -----------
       Net realized gains (losses) on investments .........................      1,490    (4,361,154)    (9,715,137)     1,655,768
                                                                              --------   -----------    -----------    -----------
    Net change in unrealized appreciation or depreciation
       of investments .....................................................     15,964     7,424,077      3,170,997      7,530,346
                                                                              --------   -----------    -----------    -----------
       Net gains (losses) on investments ..................................     17,454     3,062,923     (6,544,140)     9,186,114
                                                                              --------   -----------    -----------    -----------
       Net increase (decrease) in net assets resulting from operations ....   $ 15,028       894,520     (8,181,245)     7,797,284
                                                                              ========   ===========    ===========    ===========
                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                              WADDELL & REED                  WADDELL & REED
                                                                                 SMALL CAP    WADDELL & REED    MICRO-CAP
                                                                                  GROWTH          VALUE          GROWTH
                                                                              --------------  --------------  --------------
Investment income(loss):
    Investment income distributions from underlying mutual
       fund (note 4) ......................................................              -              -               -
    Mortality, expense charges and administrative charges (note 3) ........       (719,797)      (624,691)       (210,978)
                                                                               -----------     ----------      ----------
       Investment income (loss) - net .....................................       (719,797)      (624,691)       (210,978)
                                                                               -----------     ----------      ----------
Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund ...............              -              -               -
                                                                               -----------     ----------      ----------
    Realized gains (losses) on sales of investments:
       Proceeds from sales ................................................     11,076,420      8,434,841       3,854,207
       Cost of investments sold ...........................................    (13,952,653)    (8,368,106)     (5,015,202)
                                                                               -----------     ----------      ----------
                                                                                (2,876,233)        66,735      (1,160,995)
                                                                               -----------     ----------      ----------
       Net realized gains (losses) on investments .........................     (2,876,233)        66,735      (1,160,995)
                                                                               -----------     ----------      ----------
    Net change in unrealized appreciation or depreciation
       of investments .....................................................      1,416,905      2,356,908        (463,304)
                                                                               -----------     ----------      ----------
       Net gains (losses) on investments ..................................     (1,459,328)     2,423,643      (1,624,299)
                                                                               -----------     ----------      ----------
       Net increase (decrease) in net assets resulting from operations ....     (2,179,125)     1,798,952      (1,835,277)
                                                                               ===========     ==========      ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                    9/30/2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            WADDELL &                WADDELL &                 WADDELL &
                                              REED       WADDELL &     REED       WADDELL &      REED     WADDELL &  WADDELL & REED
                                            SMALL CAP      REED        ASSET        REED       SCIENCE &    REED       DIVIDEND
                                              VALUE     CORE EQUITY  STRATEGY   INTERNATIONAL TECHNOLOGY    BOND        INCOME
                                          ------------  -----------  ---------  ------------- ----------  ---------  --------------
Investment income(loss):
  Investment income distributions
    from underlying mutual
       fund (note 4) ...................  $         -            -          -            -            -         -            -
  Mortality, expense charges and
    administrative charges (note 3) ....     (364,694)    (104,631)   (14,408)     (16,549)     (15,159)     (931)      (1,186)
                                          -----------   ----------   --------     --------     --------     -----       ------
    Investment income (loss) - net .....     (364,694)    (104,631)   (14,408)     (16,549)     (15,159)     (931)      (1,186)
                                          -----------   ----------   --------     --------     --------     -----       ------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions
    from underlying mutual fund ........            -            -          -            -            -         -            -
                                          -----------   ----------   --------     --------     --------     -----       ------
  Realized gains (losses) on
    sales of investments:
    Proceeds from sales ................    4,806,774    2,181,530    180,807      380,279      655,585       911          594
    Cost of investments sold ...........   (3,579,718)  (2,652,603)  (175,779)    (351,578)    (672,230)     (889)        (600)
                                          -----------   ----------   --------     --------     --------     -----       ------
                                            1,227,056     (471,073)     5,028       28,701      (16,645)       22           (6)
                                          -----------   ----------   --------     --------     --------     -----       ------
    Net realized gains
      (losses) on investments ..........    1,227,056     (471,073)     5,028       28,701      (16,645)       22           (6)
                                          -----------   ----------   --------     --------     --------     -----       ------
  Net change in unrealized appreciation
    or depreciation of investments .....     (334,418)     594,074    111,757      (39,781)      14,877     4,382       11,666
                                          -----------   ----------   --------     --------     --------     -----       ------
    Net gains (losses) on investments ..      892,638      123,001    116,785      (11,080)      (1,768)    4,404       11,660
                                          -----------   ----------   --------     --------     --------     -----       ------
    Net increase (decrease) in net
      assets resulting from
       operations ......................  $   527,944       18,370    102,377      (27,629)     (16,927)    3,473       10,474
                                          ===========   ==========   ========     ========     ========     =====       ======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                                    9/30/2004

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                          ----------------------------------------------------------
                                                                          WADDELL &   WADDELL &   WADDELL &  WADDELL &    WADDELL &
                                                                            REED        REED        REED       REED         REED
                                                                            HIGH     LIMITED-TERM   MONEY     MORTGAGE   REAL ESTATE
                                                                           INCOME       BOND        MARKET   SECURITIES   SECURITIES
                                                                          ---------  ------------ ---------  ----------  -----------
Investment income(loss):
  Investment income distributions from underlying mutual
       fund (note 4) .................................................    $      -          -        118            -            -
  Mortality, expense charges and administrative charges (note 3) .....      (2,058)      (356)      (212)     (64,142)     (23,820)
                                                                          --------      -----       ----      -------      -------
    Investment income (loss) - net ...................................      (2,058)      (356)       (94)     (64,142)     (23,820)
                                                                          --------      -----       ----      -------      -------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ............           -          -          -            -            -
                                                                          --------      -----       ----      -------      -------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ..............................................       1,024      1,710        186       38,130       18,488
    Cost of investments sold .........................................        (996)    (1,692)      (186)     (37,423)     (17,005)
                                                                          --------      -----       ----      -------      -------
                                                                                28         18          -          707        1,483
                                                                          --------      -----       ----      -------      -------
    Net realized gains (losses) on investments .......................          28         18          -          707        1,483
                                                                          --------      -----       ----      -------      -------
  Net change in unrealized appreciation or depreciation
    of investments ...................................................      17,305        659          -      602,273      670,823
                                                                          --------      -----       ----      -------      -------
    Net gains (losses) on investments ................................      17,333        677          -      602,980      672,306
                                                                          --------      -----       ----      -------      -------
    Net increase (decrease) in net assets resulting
       from operations ...............................................    $ 15,275        321        (94)     538,838      648,486
                                                                          ========      =====       ====      =======      =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                    9/30/2004

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                       --------------------------------------------------------
                                                                                         ADVANTUS      ADVANTUS      ADVANTUS
                                                                          ADVANTUS        MONEY         INDEX        MORTGAGE
                                                                            BOND          MARKET         500        SECURITIES
                                                                       --------------  ------------  ------------  ------------
Operations:
   Investment income (loss) - net ................................     $  (1,445,300)     (202,052)   (2,133,895)   (1,385,642)
   Net realized gains (losses) on investments ....................         2,518,939             -     2,187,383     3,282,035
   Net change in unrealized appreciation or depreciation
     of investments ..............................................         3,062,308             -       759,099     1,973,795
                                                                       -------------   -----------   -----------   -----------
Net increase (decrease) in net assets resulting
       from operations ...........................................         4,135,947      (202,052)      812,587     3,870,188
                                                                       -------------   -----------   -----------   -----------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments ....................................        19,260,734    27,978,849    27,236,089    11,318,082
   Contract withdrawals and charges ..............................       (21,196,727)  (33,823,167)  (20,081,512)  (28,497,106)
   Actuarial adjustments for mortality
       experience on annuities in payment period .................            11,918          (815)       88,701        11,033
   Annuity benefit payments ......................................          (282,860)      (16,993)   (3,541,530)     (235,940)
                                                                       -------------   -----------   -----------   -----------
Increase (decrease) in net assets from contract transactions .....        (2,206,935)   (5,862,126)    3,701,748   (17,403,931)
                                                                       -------------   -----------   -----------   -----------
Increase (decrease) in net assets ................................         1,929,012    (6,064,178)    4,514,335   (13,533,743)
Net assets at the beginning of year ..............................       150,703,416    43,250,792   245,642,588   151,561,342
                                                                       -------------   -----------   -----------   -----------
Net assets at the end of year ....................................     $ 152,632,428    37,186,614   250,156,923   138,027,599
                                                                       =============   ===========   ===========   ===========
                                                                              SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------
                                                                        ADVANTUS     ADVANTUS
                                                                        MATURING      MATURING     ADVANTUS
                                                                       GOVERNMENT   GOVERNMENT   INTERNATIONAL
                                                                        BOND 2006    BOND 2010        BOND
                                                                       -----------  -----------  -------------
Operations:
   Investment income (loss) - net ................................        (78,971)     (68,348)      (460,014)
   Net realized gains (losses) on investments ....................        218,802      154,480      2,823,960
   Net change in unrealized appreciation or depreciation
     of investments ..............................................       (174,369)      52,207     (2,417,082)
                                                                       ----------   ----------    -----------
Net increase (decrease) in net assets resulting
     from operations .............................................        (34,538)     138,339        (53,136)
                                                                       ----------   ----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments ....................................         80,596      408,741      2,740,158
   Contract withdrawals and charges ..............................     (1,670,999)  (1,200,336)   (12,626,003)
   Actuarial adjustments for mortality
     experience on annuities in payment period ...................          2,211        2,302            685
   Annuity benefit payments ......................................        (23,000)     (24,036)       (38,612)
                                                                       ----------   ----------    -----------
Increase (decrease) in net assets from contract transactions .....     (1,611,193)    (813,329)    (9,923,772)
                                                                       ----------   ----------    -----------
Increase (decrease) in net assets ................................     (1,645,731)    (674,990)    (9,976,908)
Net assets at the beginning of year ..............................      9,953,107    7,647,073     54,896,928
                                                                       ----------   ----------    -----------
Net assets at the end of year ....................................      8,307,376    6,972,083     44,920,020
                                                                       ==========   ==========    ===========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                    9/30/2004

                                                                             SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                                                    AIM V.I.              AMERICAN
                                               ADVANTUS      ADVANTUS      AIM V.I.                   DENT     AIM V.I.    CENTURY
                                               INDEX 400    REAL ESTATE   AGGRESSIVE   AIM V.I.   DEMOGRAPHIC  PREMIER     INCOME
                                                MID-CAP     SECURITIES      GROWTH     BALANCED      TRENDS     EQUITY   AND GROWTH
                                                -------     ----------      ------     --------      ------     ------   ----------
Operations:
  Investment income (loss) - net............  $  (284,363)     (465,674)    (11,665)     (18,484)    (6,411)     (5,533)       (499)
  Net realized gains (losses)
    on investments..........................      703,498     4,536,135      16,406       12,989     12,415      21,150      48,165
  Net change in unrealized
   appreciation or depreciation
   of investments...........................      215,649     1,493,343     (34,873)     (13,804)   (41,434)    (36,783)     (8,831)
                                              -----------   -----------   ---------    ---------    -------    --------   ---------
Net increase (decrease) in net
  assets resulting from operations..........      634,784     5,563,804     (30,132)     (19,299)   (35,430)    (21,166)     38,835
                                              -----------   -----------   ---------    ---------    -------    --------   ---------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments................    8,787,296    14,180,013     527,579    1,042,073    219,183     141,751   1,255,387
  Contract withdrawals and charges..........   (4,303,034)  (13,694,226)    (84,548)    (445,789)   (72,805)   (121,585)   (272,105)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period..................................          871         1,651           -            -          -           -           -
  Annuity benefit payments..................      (43,522)      (55,237)          -            -          -           -           -
                                              -----------   -----------   ---------    ---------    -------    --------   ---------
Increase (decrease) in net assets from
  contract transactions.....................    4,441,611       432,202     443,031      596,284    146,378      20,166     983,282
                                              -----------   -----------   ---------    ---------    -------    --------   ---------
Increase (decrease) in net assets...........    5,076,395     5,996,006     412,899      576,985    110,948      (1,000)  1,022,117
Net assets at the beginning of year.........   26,607,076    45,304,358     884,176    1,337,299    553,799     519,608   2,504,905
                                              -----------   -----------   ---------    ---------    -------    --------   ---------
Net assets at the end of year...............  $31,683,471    51,300,364   1,297,075    1,914,284    664,747     518,608   3,527,022
                                              ===========   ===========   =========    =========    =======    ========   =========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                    9/30/2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                  CREDIT SUISSE                                          FRANKLIN
                                           AMERICAN     AMERICAN     GLOBAL                                              LARGE CAP
                                            CENTURY     CENTURY   POST-VENTURE  FIDELITY VIP FIDELITY VIP  FIDELITY VIP   GROWTH
                                             ULTRA       VALUE      CAPITAL      CONTRAFUND  EQUITY-INCOME   MID-CAP    SECURITIES
                                             -----       -----      -------      ----------  -------------   -------    ----------
Operations:
  Investment income (loss) - net.......  $  (245,214)    (13,283)   (22,127)      (288,642)     155,699      (347,646)     (10,189)
  Net realized gains (losses)
    on investments.....................       97,691     201,398    (84,094)       352,966      526,689       744,832      104,290
  Net change in unrealized
    appreciation or depreciation
    of investments.....................     (187,072)    (29,475)    71,874      1,576,516     (236,759)    2,731,766      (82,133)
                                         -----------  ----------  ---------     ----------   ----------    ----------   ----------
Net increase (decrease) in net
 assets resulting from operations......     (334,595)    158,640    (34,347)     1,640,840      445,629     3,128,952       11,968
                                         -----------  ----------  ---------     ----------   ----------    ----------   ----------
Contract transactions (notes 2, 3,
  4 and 5):
  Contract purchase payments...........   14,617,453   3,851,177    841,292      7,966,864   23,905,222     6,797,148    5,190,513
  Contract withdrawals and charges.....     (573,101) (1,062,588)  (668,455)    (3,721,245)  (3,688,861)   (2,811,339)  (4,105,276)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period........          673           1          -            555          246         1,310            1
  Annuity benefit payments.............      (43,399)       (712)         -        (30,781)     (87,388)      (36,122)        (697)
                                         -----------  ----------  ---------     ----------   ----------    ----------   ----------
Increase (decrease) in net assets
  from contract transactions...........   14,001,626   2,787,878    172,837      4,215,394   20,129,219     3,950,997    1,084,541
                                         -----------  ----------  ---------     ----------   ----------    ----------   ----------
Increase (decrease) in net assets......   13,667,031   2,946,518    138,490      5,856,234   20,574,848     7,079,949    1,096,509
Net assets at the beginning of year....   15,411,423   2,802,907  2,080,388     34,087,961   56,712,063    32,189,299    1,202,608
                                         -----------  ----------  ---------     ----------   ----------    ----------   ----------
Net assets at the end of year..........  $29,078,454   5,749,425  2,218,878     39,944,195   77,286,911    39,269,248    2,299,117
                                         ===========  ==========  =========     ==========   ==========    ==========   ==========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                    9/30/2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                    TEMPLETON
                                            FRANKLIN                DEVELOPING   TEMPLETON     JANUS         JANUS          JANUS
                                         MUTUAL SHARES  FRANKLIN      MARKETS   GLOBAL ASSET   ASPEN     ASPEN CAPITAL INTERNATIONAL
                                           SECURITIES   SMALL CAP   SECURITIES   ALLOCATION   BALANCED   APPRECIATION      GROWTH
                                           ----------   ---------   ----------   ----------   --------   ------------      ------
Operations:
  Investment income (loss) - net.......   $  (10,281)    (144,875)     140,254     126,724      (8,867)     (181,744)       (80,382)
  Net realized gains (losses)
    on investments.....................       60,086      195,294      522,395     214,808      44,367    (1,006,073)      (927,514)
  Net change in unrealized appreciation
    or depreciation of investments.....       40,164      (11,876)     310,900    (255,119)     (2,766)    1,886,238      1,115,425
                                          ----------   ----------  -----------  ----------   ---------    ----------     ----------
Net increase (decrease) in net assets
  resulting from operations............       89,969       38,543      973,549      86,413      32,734       698,421        107,529
                                          ----------   ----------  -----------  ----------   ---------    ----------     ----------
Contract transactions (notes 2, 3,
  4 and 5):
  Contract purchase payments...........    2,027,496    3,809,520   13,049,979   1,919,932   1,389,787     1,987,056      5,336,066
  Contract withdrawals and charges.....     (284,247)  (2,018,468) (11,858,844) (1,434,387)   (453,518)   (2,929,752)    (5,111,354)
  Actuarial adjustments for mortality
    experience on annuities in
    payment period.....................            -          299        2,149          91           -           760            741
  Annuity benefit payments.............            -      (12,225)     (25,548)     (7,070)          -       (14,366)       (14,396)
                                          ----------   ----------  -----------  ----------   ---------    ----------     ----------
Increase (decrease) in net assets from
  contract transactions................    1,743,249    1,779,127    1,167,736     478,566     936,269      (956,302)       211,057
                                          ----------   ----------  -----------  ----------   ---------    ----------     ----------
Increase (decrease) in net assets......    1,833,218    1,817,670    2,141,285     564,979     969,003      (257,881)       318,586
Net assets at the beginning of year....    2,752,836   13,489,461   12,919,582   5,985,105   2,116,520    18,698,614     16,205,018
                                          ----------   ----------  -----------  ----------   ---------    ----------     ----------
Net assets at the end of year..........   $4,586,054   15,307,131   15,060,867   6,550,084   3,085,523    18,440,733     16,523,604
                                          ==========   ==========  ===========  ==========   =========    ==========     ==========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                    9/30/2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               MFS         MFS         MFS                  OPPENHEIMER                OPPENHEIMER
                                            INVESTORS     MID CAP      NEW         MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL
                                          GROWTH STOCK    GROWTH    DISCOVERY     VALUE     APPRECIATION  HIGH INCOME     GROWTH
                                          ------------    ------    ---------     -----     ------------  -----------     ------
Operations:
  Investment income (loss) - net ........ $    (13,512)    (14,344)    (90,734)    27,909        (30,189)     489,156         3,730
  Net realized gains (losses)
    on investments ......................       62,096     134,302     253,623     89,160         52,552      178,217       162,816
  Net change in unrealized appreciation
    or depreciation of investments ......      (80,852)   (141,363) (1,062,796)   (27,277)      (153,291)    (199,747)     (200,643)
                                          ------------  ----------  ----------  ---------      ---------    ---------    ----------
Net increase (decrease) in net assets
     resulting from operations ..              (32,268)    (21,405)   (899,907)    89,792       (130,928)     467,626       (34,097)
                                          ------------  ----------  ----------  ---------      ---------    ---------    ----------
Contract transactions (notes 2, 3,
     4 and 5):
   Contract purchase payments ...........      336,487   1,804,944   7,060,349  1,077,854      1,990,062    8,379,926     3,322,882
   Contract withdrawals and charges .....     (493,045) (1,187,242) (2,367,547)  (429,347)      (264,955)  (2,278,071)   (1,260,336)
   Actuarial adjustments for mortality
    experience on annuities in payment
    period ..............................            -           -         173          -              -          273             2
   Annuity benefit payments .............            -           -     (11,215)         -              -      (22,268)         (699)
                                          ------------  ----------  ----------  ---------      ---------    ---------    ----------
Increase (decrease) in net assets from
    contract transactions ...............     (156,558)    617,702   4,681,760    648,507      1,725,107    6,079,860     2,061,849
                                          ------------  ----------  ----------  ---------      ---------    ---------    ----------
Increase (decrease) in net assets .......     (188,826)    596,297   3,781,853    738,299      1,594,179    6,547,486     2,027,752
Net assets at the beginning of year .....    1,462,824     933,083   5,858,374  2,327,459      2,499,721    7,815,040     1,895,546
                                          ------------  ----------  ----------  ---------      ---------   ----------    ----------
Net assets at the end of year ........... $  1,273,998   1,529,380   9,640,227  3,065,758      4,093,900   14,362,526     3,923,298
                                          ============  ==========  ==========  =========      =========   ==========    ==========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                   9/30/2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                             PUTNAM VT     PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                             GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   EMERGING
                                               INCOME       GROWTH      OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                             ----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations:
  Investment income (loss) - net............ $    7,724         32,961         (3,161)    (4,282)    (5,988)    (10,551)     (1,991)
  Net realized gains (losses) on
    investments.............................     42,854        292,354          9,406     32,321     13,761      10,373       3,356
  Net change in unrealized appreciation or
    depreciation of investments.............    (37,569)      (367,540)       (16,313)    35,367    (44,170)    158,285      (9,373)
                                             ----------  -------------  -------------  ---------  ---------  ----------  ----------
Net increase (decrease) in net assets
    resulting from operations...............     13,009        (42,225)       (10,068)    63,406    (36,397)    158,107      (8,008)
                                             ----------  -------------  -------------  ---------  ---------  ----------  ----------
Contract transactions
   (notes 2, 3, 4 and 5):
  Contract purchase payments................    579,325      4,138,390         64,033  1,090,350    309,033   1,890,989     211,539
  Contract withdrawals and charges..........   (197,532)    (1,330,533)       (58,378)  (156,240)  (126,166)    (31,616)   (109,181)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period..................................          -              3              -          1          -           -           -
  Annuity benefit payments..................          -           (261)             -       (703)         -           -           -
                                             ----------  -------------  -------------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
    contract transactions...................    381,793      2,807,599          5,655    933,408    182,867   1,859,373     102,358
                                             ----------  -------------  -------------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets...........    394,802      2,765,374         (4,413)   996,814    146,470   2,017,480      94,350
Net assets at the beginning of year.........  1,234,411      7,272,213        295,198    889,893    635,247   1,507,649     142,785
                                             ----------  -------------  -------------  ---------  ---------  ----------  ----------
Net assets at the end of year............... $1,629,213     10,037,587        290,785  1,886,707    781,717   3,525,129     237,135
                                             ==========  =============  =============  =========  =========  ==========  ==========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                    9/30/2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                                 WADDELL &     WADDELL &                  WADDELL &
                                         VAN KAMPEN   WADDELL &    WADDELL &      REED           REED       WADDELL &       REED
                                         GROWTH AND    REED         REED       INTERNATIONAL  SMALL CAP       REED       MICRO-CAP
                                          INCOME      BALANCED      GROWTH          II          GROWTH        VALUE        GROWTH
                                         ----------  -----------  -----------  -------------  -----------   ----------   -----------
Operations:
  Investment income (loss) - net.......  $   (2,426)  (2,168,403)  (1,637,105)    (1,388,830)    (719,797)    (624,691)    (210,978)
  Net realized gains (losses) on
    investments........................       1,490   (4,361,154)  (9,715,137)     1,655,768   (2,876,233)      66,735   (1,160,995)
  Net change in unrealized appreciation
    or depreciation of investments.....      15,964    7,424,077    3,170,997      7,530,346    1,416,905    2,356,908     (463,304)
                                         ----------  -----------  -----------  -------------  -----------   ----------   ----------
Net increase (decrease) in net assets
  resulting from operations............      15,028      894,520   (8,181,245)     7,797,284   (2,179,125)   1,798,952   (1,835,277)
                                         ----------  -----------  -----------  -------------  -----------   ----------   ----------

Contract transactions (notes 2, 3,
  4 and 5):
  Contract purchase payments...........     564,042    6,928,204    6,707,964     15,841,100    4,204,099    3,468,468    2,851,963
  Contract withdrawals and charges.....      (2,899) (33,747,114) (22,653,657)   (17,459,041) (10,350,775)  (7,817,421)  (3,682,273)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period.............................           -            -       11,792         (2,734)       9,805        9,931          698
  Annuity benefit payments.............           -            -     (236,324)      (186,429)    (135,934)    (112,080)     (28,011)
                                         ----------  -----------  -----------  -------------  -----------   ----------   ----------
Increase (decrease) in net assets from
  contract transactions................     561,143  (26,818,910) (16,170,225)    (1,807,104)   6,272,805)  (4,451,101)    (857,623)
                                         ----------  -----------  -----------  -------------  -----------   ----------   ----------
Increase (decrease) in net assets......     576,171  (25,924,390) (24,351,470)     5,990,180   (8,451,930)  (2,652,149)  (2,692,900)
Net assets at the beginning of year....     252,779  246,795,946  192,077,415    145,621,007   80,974,858   68,458,346   23,278,419
                                         ----------  -----------  -----------  -------------  -----------   ----------   ----------
Net assets at the end of year..........  $  828,950  220,871,556  167,725,945    151,611,187   72,522,928   65,806,197   20,585,519
                                         ==========  ===========  ===========  =============  ===========   ==========   ==========

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                   9/30/2004

                                                                        SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------
                                          WADDELL &                WADDELL &                  WADDELL &              WADDELL &
                                            REED       WADDELL &     REED       WADDELL &       REED     WADDELL &     REED
                                          SMALL CAP      REED        ASSET        REED        SCIENCE &    REED      DIVIDEND
                                           VALUE      CORE EQUITY   STRATEGY  INTERNATIONAL  TECHNOLOGY    BOND       INCOME
                                         -----------  -----------  ---------  -------------  ----------  ---------   ---------
Operations:
  Investment income (loss) - net.......  $  (364,694)    (104,631)   (14,408)       (16,549)    (15,159)      (931)     (1,186)
  Net realized gains (losses) on
   investments.........................    1,227,056     (471,073)     5,028         28,701     (16,645)        22          (6)
  Net change in unrealized appreciation
   or depreciation of investments......     (334,418)     594,074    111,757        (39,781)     14,877      4,382      11,666
                                         -----------  -----------  ---------  -------------  ----------  ---------   ---------
Net increase (decrease) in net assets
  resulting from operations............      527,944       18,370    102,377        (27,629)    (16,927)     3,473      10,474
                                         -----------  -----------  ---------  -------------  ----------  ---------   ---------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments...........    8,061,554    1,394,633  2,639,754      1,973,391   3,366,051    481,207     668,390
  Contract withdrawals and charges.....   (4,526,870)  (2,057,628)  (172,630)      (372,985)   (649,534)      (486)       (243)
  Actuarial adjustments for mortality
   experience on annuities in payment
   period...............                     (14,939)       1,564          -              -           1          -           -
  Annuity benefit payments.............      (60,441)     (53,230)         -              -        (700)         -           -
                                         -----------  -----------  ---------  -------------  ----------  ---------   ---------
Increase (decrease) in net assets from
  contract transactions................    3,459,304     (714,662) 2,467,124      1,600,406   2,715,819    480,721     668,147
                                         -----------  -----------  ---------  -------------  ----------  ---------   ---------
Increase (decrease) in net assets......    3,987,248     (696,292) 2,569,501      1,572,777   2,698,892    484,194     678,621
Net assets at the beginning of year....   36,825,287   11,553,656    464,746        949,442     406,684          -           -
                                         -----------  -----------  ---------  -------------  ----------  ---------   ---------
Net assets at the end of year..........  $40,812,535   10,857,364  3,034,247      2,522,219   3,105,576    484,194     678,621
                                         ===========  ===========  =========  =============  ==========  =========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                   9/30/2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------------------------------
                                                     WADDELL &       WADDELL &    WADDELL &   WADDELL &    WADDELL &
                                                       REED            REED         REED         REED         REED
                                                       HIGH        LIMITED-TERM     MONEY      MORTGAGE    REAL ESTATE
                                                      INCOME           BOND         MARKET    SECURITIES   SECURITIES
                                                    -----------    ------------   ---------   ----------   -----------
Operations:
  Investment income (loss) - net ................   $    (2,058)           (356)        (94)     (64,142)      (23,820)
  Net realized gains (losses) on investments ....            28              18           -          707         1,483
  Net change in unrealized appreciation or
    depreciation of investments .................        17,305             659           -      602,273       670,823
                                                    -----------    ------------   ---------   ----------   -----------
Net increase (decrease) in net assets resulting
    from operations .............................        15,275             321         (94)     538,838       648,486
                                                    -----------    ------------   ---------   ----------   -----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ....................     1,115,674         226,567     237,858   15,414,175     5,872,533
  Contract withdrawals and charges ..............          (755)         (1,503)         (1)      (1,515)       (9,273)
  Actuarial adjustments for mortality experience
    on annuities in payment period ..............             -               -           -            -             -
  Annuity benefit payments ......................             -               -           -            -             -
                                                    -----------    ------------   ---------   ----------   -----------
Increase (decrease) in net assets from contract
  transactions ..................................     1,114,919         225,064     237,857   15,412,660     5,863,260
                                                    -----------    ------------   ---------   ----------   -----------
Increase (decrease) in net assets ...............     1,130,194         225,385     237,763   15,951,498     6,511,746
Net assets at the beginning of year .............             -               -           -            -             -
                                                    -----------    ------------   ---------   ----------   -----------
Net assets at the end of year ...................   $ 1,130,194         225,385     237,763   15,951,498     6,511,746
                                                    ===========    ============   =========   ==========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(1)   ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts consisting of fifty-four segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the fifty-four segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Value were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Value, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Mid Cap, Franklin Large Cap

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(1)   ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy segregated sub-accounts are invested in shares of the Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and AmericanCentury Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity Income, and VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus International Growth Portfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Class 2 shares of Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock of Van Kampen Funds; Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Portfolios of Waddell & Reed Target Funds, Inc., respectively.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(1)   ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Fund are stated at market value which is the net asset value per share as determined daily by the Underlying Fund. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material. All dividend distributions received from the Underlying Fund are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

CONTRACTS IN ANNUITY PAYMENT PERIOD

MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER, MULTIOPTION ADVISOR AND WADDELL & REED ADVISORS RETIREMENT BUILDER:

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

MEGANNUITY:

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

ADJUSTABLE INCOME ANNUITY:

Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the period ended September 30, 2004 and year ended December 31, 2003, contingent deferred sales charges totaled $861,655 and $1,476,773, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the period ended September 30, 2004 and year ended December 31, 2003, contingent deferred sales charges totaled $649,205 and $773,089, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the period ended September 30, 2004 and year ended December 31, 2003.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to between 1.05 percent and 2.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the period ended September 30, 2004 and year ended December 31, 2003.

A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the period ended September 30, 2004 and year ended December 31, 2003, contingent deferred sales charges totaled $114,971 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These optional mortality and expense charges range from .15 % to .50 %. There are no additional fees and charges associated with these guarantees.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. Total premium tax charges deducted from contract purchase payments for the period ended September 30, 2004 and year ended December 31, 2003 amounted to $225 and $0, respectively.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

      A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the period ended September 30, 2004 and year ended December 31, 2003.

      A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the period ended September 30, 2004 and year ended December 31, 2003 amounted to $246,452 and $0, respectively.

      A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the period ended September 30, 2004 and year ended December 31, 2003 amounted to $16,737 and $0, respectively.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to between 1.25 percent and 1.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the period ended September 30, 2004.

A contingent deferred sales charge paid may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the period ended September 30, 2004 contingent deferred sales charges totaled $0.

Certain options have guaranteed minimum death or income benefits. These optional mortality and expense charges range from .15 % to .50 %. There are no additional fees and charges associated with these guarantees.

OTHER:

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                                                                           ADVANTUS
                                                    ADVANTUS    ADVANTUS      ADVANTUS     MATURING
                                         ADVANTUS     MONEY       INDEX       MORTGAGE    GOVERNMENT
                                           BOND      MARKET        500       SECURITIES   BOND 2006
                                        ---------   --------   ----------    ----------   ----------
 Adjustable Income Annuity                      -          -     (420,799)            -            -
 MegAnnuity                                (5,627)    (2,204)     (14,522)       (2,342)        (784)
 MultiOption Advisor                                                                               -
     1.20 % Variable Account Charge       (66,376)   (20,330)     (26,526)      (43,320)
     1.35 % Variable Account Charge       (39,559)   (10,693)     (14,140)      (23,560)
     1.40 % Variable Account Charge             -          -            -             -
     1.45 % Variable Account Charge       (11,313)    (4,363)      (1,898)       (3,409)
     1.50 % Variable Account Charge        (2,023)      (359)      (1,246)         (946)
     1.55 % Variable Account Charge       (48,544)   (20,341)     (17,034)      (24,856)
     1.60 % Variable Account Charge        (2,946)      (843)           -          (471)
     1.65 % Variable Account Charge          (877)    (1,033)           -             -
     1.70 % Variable Account Charge       (36,262)    (5,642)     (22,609)      (19,859)
     1.75 % Variable Account Charge          (431)       (25)           -             -
     1.80 % Variable Account Charge        (8,703)    (1,607)      (3,836)       (7,034)
     1.85 % Variable Account Charge        (1,541)    (1,115)        (174)         (580)
     1.90 % Variable Account Charge        (6,244)      (738)      (1,764)       (2,307)
     1.95 % Variable Account Charge        (6,421)    (1,790)        (368)          (76)
     2.00 % Variable Account Charge           (41)       (27)           -           (11)
     2.05 % Variable Account Charge        (3,621)      (783)          (7)         (341)
     2.15 % Variable Account Charge        (1,577)      (480)           -          (437)
     2.20 % Variable Account Charge          (664)      (595)           -          (823)
     2.25 % Variable Account Charge          (862)      (241)           -             -
     2.30 % Variable Account Charge          (241)      (127)      (1,046)         (214)
     2.35 % Variable Account Charge           (20)         -            -             -
     2.40 % Variable Account Charge          (814)       (11)           -             -
     2.45 % Variable Account Charge             -          -            -             -
     2.50 % Variable Account Charge             -          -            -             -
     2.55 % Variable Account Charge          (356)      (234)           -             -
     2.60 % Variable Account Charge             -          -            -             -
     2.65 % Variable Account Charge          (806)      (686)        (283)            -
 MultiOption Classic/Achiever            (327,050)   (88,808)    (276,110)     (416,508)      (3,944)
 MultiOption Flex/Single/Select          (872,378)  (193,528)  (1,331,534)     (838,546)     (74,243)
 Waddell and Reed Variable Annuity              -          -            -             -            -
                                       ----------   --------   ----------    ----------   ----------
Total Expenses                         (1,445,300)  (356,602)  (2,133,895)   (1,385,642)     (78,971)
                                       ----------   --------   ----------    ----------   ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                             ADVANTUS
                                             MATURING        ADVANTUS      ADVANTUS   ADVANTUS        AIM V.I.
                                            GOVERNMENT    INTERNATIONAL   INDEX 400  REAL ESTATE    AGGRESSIVE
                                            BOND 2010         BOND         MID-CAP   SECURITIES       GROWTH
                                            ----------   --------------   ---------  -----------    ----------
 Adjustable Income Annuity                           -                -           -            -             -
 MegAnnuity                                        (99)            (851)     (1,539)      (1,951)            -
 MultiOption Advisor                                 -                -
     1.20 % Variable Account Charge                                         (13,684)     (26,738)       (2,137)
     1.35 % Variable Account Charge                                          (9,179)     (17,584)       (2,739)
     1.40 % Variable Account Charge                                          (1,991)      (3,496)         (289)
     1.45 % Variable Account Charge                                               -            -             -
     1.50 % Variable Account Charge                                            (407)      (1,528)            -
     1.55 % Variable Account Charge                                         (13,101)     (27,569)       (1,162)
     1.60 % Variable Account Charge                                            (915)        (736)            -
     1.65 % Variable Account Charge                                            (285)        (151)            -
     1.70 % Variable Account Charge                                         (12,334)     (16,496)         (438)
     1.75 % Variable Account Charge                                            (404)         (46)            -
     1.80 % Variable Account Charge                                          (5,096)      (4,715)            -
     1.85 % Variable Account Charge                                            (587)        (800)          (87)
     1.90 % Variable Account Charge                                          (1,533)      (2,457)            -
     1.95 % Variable Account Charge                                          (2,579)      (2,260)            -
     2.00 % Variable Account Charge                                             (34)         (24)            -
     2.05 % Variable Account Charge                                          (1,271)        (855)            -
     2.15 % Variable Account Charge                                            (541)        (492)            -
     2.20 % Variable Account Charge                                            (275)        (145)            -
     2.25 % Variable Account Charge                                            (294)        (190)            -
     2.30 % Variable Account Charge                                             (56)        (507)            -
     2.35 % Variable Account Charge                                             (20)           -             -
     2.40 % Variable Account Charge                                            (335)        (228)            -
     2.45 % Variable Account Charge                                               -            -             -
     2.50 % Variable Account Charge                                               -            -             -
     2.55 % Variable Account Charge                                             (73)           -             -
     2.60 % Variable Account Charge                                               -            -             -
     2.65 % Variable Account Charge                                            (215)         (76)            -
 MultiOption Classic/Achiever                   (7,416)        (106,439)    (73,408)    (143,203)       (4,815)
 MultiOption Flex/Single/Select                (60,833)        (352,724)   (144,209)    (213,427)            -
 Waddell and Reed Variable Annuity                   -                -           -            -             -
                                            ----------   --------------   ---------   ----------    ----------
Total Expenses                                 (68,348)        (460,014)   (284,363)    (465,674)      (11,665)
                                            ----------   --------------   ---------   ----------    ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                                         AIM V.I.                 AMERICAN
                                                          DENT       AIM V.I.     CENTURY       AMERICAN
                                            AIM V.I.   DEMOGRAPHIC   PREMIER       INCOME       CENTURY
                                            BALANCED     TRENDS      EQUITY      AND GROWTH      ULTRA
                                            --------   -----------   ---------   ----------     --------
 Adjustable Income Annuity                         -             -           -            -            -
 MegAnnuity                                        -             -           -            -            -
 MultiOption Advisor
     1.20 % Variable Account Charge           (4,228)       (1,521)       (651)      (6,217)     (46,967)
     1.35 % Variable Account Charge             (740)         (956)       (522)      (2,678)     (29,722)
     1.40 % Variable Account Charge                -             -           -            -            -
     1.45 % Variable Account Charge              (34)            -         (21)        (595)     (10,238)
     1.50 % Variable Account Charge              (50)          (91)          -         (177)      (1,573)
     1.55 % Variable Account Charge           (1,591)         (824)       (400)      (5,428)     (48,526)
     1.60 % Variable Account Charge                -             -           -            -       (2,746)
     1.65 % Variable Account Charge                -             -           -            -         (852)
     1.70 % Variable Account Charge           (3,033)         (382)       (516)      (3,024)     (25,877)
     1.75 % Variable Account Charge                -             -           -            -         (181)
     1.80 % Variable Account Charge           (2,778)          (26)          -       (5,694)      (5,160)
     1.85 % Variable Account Charge                -             -         (28)        (122)      (2,387)
     1.90 % Variable Account Charge           (1,370)            -           -       (1,228)      (5,389)
     1.95 % Variable Account Charge             (119)            -           -         (350)      (6,829)
     2.00 % Variable Account Charge                -             -           -            -         (100)
     2.05 % Variable Account Charge              (63)            -           -          (92)      (3,751)
     2.15 % Variable Account Charge                -             -           -            -       (1,631)
     2.20 % Variable Account Charge                -             -           -            -         (984)
     2.25 % Variable Account Charge                -             -           -           (1)        (866)
     2.30 % Variable Account Charge                -             -           -         (499)        (173)
     2.35 % Variable Account Charge                -             -           -          (20)           -
     2.40 % Variable Account Charge                -             -           -          (55)      (1,058)
     2.45 % Variable Account Charge                -             -           -            -            -
     2.50 % Variable Account Charge                -             -           -            -            -
     2.55 % Variable Account Charge                -             -           -            -         (242)
     2.60 % Variable Account Charge                -             -           -            -            -
     2.65 % Variable Account Charge                -             -           -            -         (674)
 MultiOption Classic/Achiever                 (4,478)       (2,611)     (3,396)      (8,859)     (49,288)
 MultiOption Flex/Single/Select                    -             -           -            -            -
 Waddell and Reed Variable Annuity                 -             -           -            -            -
                                            --------   -----------   ---------   ----------     --------
Total Expenses                               (18,484)       (6,411)     (5,533)     (35,036)    (245,214)
                                            --------   -----------   ---------   ----------     --------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                                       CREDIT SUISSE
                                            AMERICAN       GLOBAL
                                             CENTURY    POST-VENTURE   FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                              VALUE        CAPITAL      CONTRAFUND    EQUITY-INCOME      MID-CAP
                                            --------   -------------   ------------   -------------   ------------
 Adjustable Income Annuity                         -               -              -               -              -
 MegAnnuity                                        -            (190)          (581)           (580)          (705)
 MultiOption Advisor                                               -
     1.20 % Variable Account Charge           (6,915)                       (23,792)        (79,114)       (20,370)
     1.35 % Variable Account Charge           (5,395)                        (7,662)        (42,049)       (14,404)
     1.40 % Variable Account Charge                -                              -               -              -
     1.45 % Variable Account Charge             (320)                        (1,319)        (13,033)        (2,691)
     1.50 % Variable Account Charge              (94)                          (944)         (2,101)          (838)
     1.55 % Variable Account Charge           (4,762)                       (16,807)        (71,253)       (16,172)
     1.60 % Variable Account Charge             (194)                             -          (3,537)          (195)
     1.65 % Variable Account Charge             (108)                           (51)         (1,294)           (27)
     1.70 % Variable Account Charge           (3,682)                        (9,307)        (37,796)       (12,760)
     1.75 % Variable Account Charge                -                           (338)           (250)           (27)
     1.80 % Variable Account Charge           (2,370)                          (746)        (16,822)        (2,489)
     1.85 % Variable Account Charge             (680)                          (421)         (2,676)          (255)
     1.90 % Variable Account Charge              (38)                        (2,006)         (7,035)        (1,093)
     1.95 % Variable Account Charge                -                           (658)         (9,482)          (541)
     2.00 % Variable Account Charge                -                              -            (129)            (8)
     2.05 % Variable Account Charge              (64)                          (362)         (5,076)          (126)
     2.15 % Variable Account Charge                -                              -          (2,087)          (289)
     2.20 % Variable Account Charge                -                              -          (1,487)          (107)
     2.25 % Variable Account Charge                -                             (1)         (1,127)             -
     2.30 % Variable Account Charge              (67)                        (1,101)           (981)             -
     2.35 % Variable Account Charge                -                            (39)            (40)             -
     2.40 % Variable Account Charge              (55)                           (81)         (1,324)           (81)
     2.45 % Variable Account Charge                -                              -               -              -
     2.50 % Variable Account Charge                -                              -               -              -
     2.55 % Variable Account Charge                -                              -            (432)             -
     2.60 % Variable Account Charge                -                              -               -              -
     2.65 % Variable Account Charge                -                           (568)           (988)             -
 MultiOption Classic/Achiever                (18,211)        (10,387)      (158,331)       (222,020)      (145,850)
 MultiOption Flex/Single/Select                    -         (11,550)      (138,363)       (173,396)      (128,618)
 Waddell and Reed Variable Annuity                 -               -              -               -              -
                                            --------   -------------   ------------   -------------   ------------
Total Expenses                               (42,955)        (22,127)      (363,478)       (696,109)      (347,646)
                                            --------   -------------   ------------   -------------   ------------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                           FRANKLIN                                TEMPLETON
                                           LARGE CAP      FRANKLIN                 DEVELOPING     TEMPLETON
                                            GROWTH     MUTUAL SHARES    FRANKLIN     MARKETS     GLOBAL ASSET
                                          SECURITIES    SECURITIES     SMALL CAP   SECURITIES     ALLOCATION
                                          ----------   -------------   ---------   ----------    ------------
 Adjustable Income Annuity                         -               -           -            -               -
 MegAnnuity                                        -               -        (341)        (506)           (311)
 MultiOption Advisor                                                                                        -
    1.20 % Variable Account Charge            (4,019)         (5,445)     (8,577)      (8,161)
    1.35 % Variable Account Charge            (3,082)         (3,839)     (4,592)      (3,715)
    1.40 % Variable Account Charge                 -               -           -            -
    1.45 % Variable Account Charge              (164)           (791)       (298)        (678)
    1.50 % Variable Account Charge              (124)           (131)       (861)        (835)
    1.55 % Variable Account Charge            (2,462)         (7,558)     (7,457)      (8,363)
    1.60 % Variable Account Charge              (191)              -           -         (100)
    1.65 % Variable Account Charge               (77)              -           -          (87)
    1.70 % Variable Account Charge            (1,600)         (2,648)     (5,301)      (3,050)
    1.75 % Variable Account Charge              (321)              -           -          (12)
    1.80 % Variable Account Charge              (467)         (1,126)     (1,763)        (481)
    1.85 % Variable Account Charge                 -            (536)       (244)        (328)
    1.90 % Variable Account Charge              (376)           (349)       (914)        (375)
    1.95 % Variable Account Charge               (11)           (658)          -          (17)
    2.00 % Variable Account Charge                 -             (27)         (6)          (3)
    2.05 % Variable Account Charge                (6)            (64)        (55)        (301)
    2.15 % Variable Account Charge                 -               -           -            -
    2.20 % Variable Account Charge                 -               -         (86)         (45)
    2.25 % Variable Account Charge                 -               -           -            -
    2.30 % Variable Account Charge                 -              (1)          -         (173)
    2.35 % Variable Account Charge                 -               -           -          (21)
    2.40 % Variable Account Charge                 -             (82)          -         (160)
    2.45 % Variable Account Charge                 -               -           -            -
    2.50 % Variable Account Charge                 -               -           -            -
    2.55 % Variable Account Charge                 -               -           -            -
    2.60 % Variable Account Charge                 -               -           -            -
    2.65 % Variable Account Charge                 -               -           -            -
 MultiOption Classic/Achiever                 (6,039)        (15,783)    (65,514)     (45,917)        (33,647)
 MultiOption Flex/Single/Select                    -               -     (48,866)     (67,837)        (28,472)
 Waddell and Reed Variable Annuity                 -               -           -            -               -
                                          ----------   -------------   ---------   ----------    ------------
Total Expenses                               (18,939)        (39,038)   (144,875)    (141,164)        (62,430)
                                          ----------   -------------   ---------   ----------    ------------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                           JANUS         JANUS           JANUS           MFS          MFS
                                           ASPEN     ASPEN CAPITAL   INTERNATIONAL    INVESTORS      MID CAP
                                          BALANCED    APPRECIATION       GROWTH      GROWTH STOCK    GROWTH
                                          --------   -------------   -------------   ------------    --------
  Adjustable Income Annuity                      -               -               -              -           -
  MegAnnuity                                     -            (379)           (429)             -           -
  MultiOption Advisor
     1.20 % Variable Account Charge         (6,325)         (2,168)         (4,058)        (1,824)     (3,343)
     1.35 % Variable Account Charge         (1,357)         (1,898)         (3,156)        (1,346)     (1,168)
     1.40 % Variable Account Charge              -               -               -              -           -
     1.45 % Variable Account Charge           (160)            (60)           (509)          (358)        (16)
     1.50 % Variable Account Charge              -             (69)            (61)          (163)       (519)
     1.55 % Variable Account Charge         (4,635)         (3,918)         (2,273)        (1,591)     (2,280)
     1.60 % Variable Account Charge              -               -               -              -           -
     1.65 % Variable Account Charge              -             (85)             (7)             -           -
     1.70 % Variable Account Charge         (1,949)           (794)         (1,368)          (949)       (874)
     1.75 % Variable Account Charge              -               -             (58)             -        (221)
     1.80 % Variable Account Charge           (289)           (664)           (232)          (607)       (174)
     1.85 % Variable Account Charge              -              (3)           (163)          (178)       (153)
     1.90 % Variable Account Charge            (52)              -            (103)           (34)          -
     1.95 % Variable Account Charge              -               -             (20)             -           -
     2.00 % Variable Account Charge              -               -             (27)             -           -
     2.05 % Variable Account Charge            (64)              -             (71)             -           -
     2.15 % Variable Account Charge              -               -             (18)             -         (95)
     2.20 % Variable Account Charge              -               -              (5)             -           -
     2.25 % Variable Account Charge              -               -            (242)             -           -
     2.30 % Variable Account Charge              -               -             (24)             -           -
     2.35 % Variable Account Charge              -               -               -              -           -
     2.40 % Variable Account Charge            (82)              -               -              -           -
     2.45 % Variable Account Charge              -               -               -              -           -
     2.50 % Variable Account Charge              -               -               -              -           -
     2.55 % Variable Account Charge              -               -               -              -           -
     2.60 % Variable Account Charge              -               -               -              -           -
     2.65 % Variable Account Charge              -               -               -              -           -
  MultiOption Classic/Achiever              (9,921)        (93,842)        (80,329)        (6,461)     (5,501)
  MultiOption Flex/Single/Select                 -         (77,864)        (64,747)             -           -
  Waddell and Reed Variable Annuity              -               -               -              -           -
                                          --------   -------------   -------------   ------------    --------
Total Expenses                             (24,834)       (181,744)       (157,901)       (13,512)    (14,344)
                                          --------   -------------   -------------   ------------    --------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                             MFS                OPPENHEIMER                     OPPENHEIMER
                                             NEW         MFS      CAPITAL       OPPENHEIMER    INTERNATIONAL
                                          DISCOVERY     VALUE   APPRECIATION    HIGH INCOME        GROWTH
                                          ---------    ------   ------------    -----------    -------------
 Adjustable Income Annuity                        -         -              -              -                -
 MegAnnuity                                       -         -              -              -                -
 MultiOption Advisor
     1.20 % Variable Account Charge         (17,047)   (2,882)        (5,288)       (21,485)          (5,720)
     1.35 % Variable Account Charge          (9,997)   (3,484)        (7,208)       (14,740)          (5,270)
     1.40 % Variable Account Charge               -         -              -              -                -
     1.45 % Variable Account Charge          (2,901)      (38)           (65)        (4,729)            (544)
     1.50 % Variable Account Charge          (1,022)     (701)          (909)          (646)            (477)
     1.55 % Variable Account Charge         (16,428)   (4,205)        (1,854)       (27,448)          (2,529)
     1.60 % Variable Account Charge          (1,048)        -              -         (1,128)               -
     1.65 % Variable Account Charge            (358)        -            (76)          (227)               -
     1.70 % Variable Account Charge         (11,386)   (1,701)        (2,144)        (8,683)          (4,454)
     1.75 % Variable Account Charge             (13)        -              -           (383)               -
     1.80 % Variable Account Charge          (1,860)     (305)             -         (7,561)          (1,221)
     1.85 % Variable Account Charge            (855)     (202)             -           (483)            (847)
     1.90 % Variable Account Charge          (1,815)     (198)          (497)        (1,274)            (251)
     1.95 % Variable Account Charge          (2,788)        -              -         (3,072)               -
     2.00 % Variable Account Charge               -         -            (11)           (41)               -
     2.05 % Variable Account Charge          (1,628)        -           (113)          (884)             (27)
     2.15 % Variable Account Charge            (501)        -           (358)          (813)            (275)
     2.20 % Variable Account Charge            (317)        -           (171)          (366)            (204)
     2.25 % Variable Account Charge               -         -              -           (367)               -
     2.30 % Variable Account Charge            (360)        -              -            (78)            (163)
     2.35 % Variable Account Charge               -         -              -                             (20)
     2.40 % Variable Account Charge            (529)        -              -            (17)               -
     2.45 % Variable Account Charge               -         -              -              -                -
     2.50 % Variable Account Charge               -         -              -              -                -
     2.55 % Variable Account Charge             (69)        -              -           (146)               -
     2.60 % Variable Account Charge               -         -              -              -                -
     2.65 % Variable Account Charge            (234)        -              -           (333)               -
 MultiOption Classic/Achiever               (19,577)  (15,974)       (19,396)       (27,289)         (11,533)
 MultiOption Flex/Single/Select                   -         -              -              -                -
 Waddell and Reed Variable Annuity                -         -              -              -                -
                                          ---------   -------   ------------    -----------    -------------
Total Expenses                              (90,734)  (29,689)       (38,090)      (122,193)         (33,535)
                                          ---------   -------   ------------    -----------    -------------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                          PUTNAM VT      PUTNAM VT        PUTNAM VT     PUTNAM VT
                                         GROWTH AND   INTERNATIONAL         NEW           NEW       PUTNAM VT
                                           INCOME         GROWTH       OPPORTUNITIES     VALUE       VOYAGER
                                         ----------   -------------    -------------    ---------   ---------
  Adjustable Income Annuity                       -               -                -            -           -
  MegAnnuity                                      -               -                -            -           -
  MultiOption Advisor
      1.20 % Variable Account Charge         (3,588)        (16,886)            (322)      (1,726)     (1,120)
      1.35 % Variable Account Charge         (1,327)        (14,227)            (531)      (2,067)       (478)
      1.40 % Variable Account Charge              -               -                -            -           -
      1.45 % Variable Account Charge            (36)         (4,036)               -          (19)       (238)
      1.50 % Variable Account Charge              -            (989)               -         (345)        (59)
      1.55 % Variable Account Charge         (2,343)        (18,657)            (669)      (3,429)       (683)
      1.60 % Variable Account Charge              -            (973)               -            -           -
      1.65 % Variable Account Charge              -            (482)               -            -           -
      1.70 % Variable Account Charge         (1,081)         (8,001)               -       (1,033)       (496)
      1.75 % Variable Account Charge           (328)              -                -            -           -
      1.80 % Variable Account Charge           (306)         (2,220)               -           (5)       (469)
      1.85 % Variable Account Charge              -            (651)               -            -           -
      1.90 % Variable Account Charge           (185)         (2,150)               -         (419)        (34)
      1.95 % Variable Account Charge              -          (2,270)             (62)           -           -
      2.00 % Variable Account Charge              -             (14)               -            -           -
      2.05 % Variable Account Charge            (13)         (1,706)               -            -           -
      2.15 % Variable Account Charge              -            (526)               -            -           -
      2.20 % Variable Account Charge              -            (200)               -            -           -
      2.25 % Variable Account Charge              -               -                -            -           -
      2.30 % Variable Account Charge              -            (237)               -            -        (239)
      2.35 % Variable Account Charge              -               -                -            -           -
      2.40 % Variable Account Charge              -            (545)               -            -           -
      2.45 % Variable Account Charge              -               -                -            -           -
      2.50 % Variable Account Charge              -               -                -            -           -
      2.55 % Variable Account Charge              -            (177)               -            -           -
      2.60 % Variable Account Charge              -               -                -            -           -
      2.65 % Variable Account Charge              -            (333)               -            -           -
  MultiOption Classic/Achiever               (6,048)        (23,196)          (1,578)      (4,813)     (4,035)
  MultiOption Flex/Single/Select                  -               -                -            -           -
  Waddell and Reed Variable Annuity               -               -                -            -           -
                                         ----------   -------------    -------------    ---------   ---------
Total Expenses                              (15,255)        (98,476)          (3,161)     (13,855)     (7,850)
                                         ----------   -------------    -------------    ---------   ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                                        VAN KAMPEN    VAN KAMPEN
                                          VAN KAMPEN     EMERGING     GROWTH AND    WADDELL & REED    WADDELL & REED
                                           COMSTOCK       GROWTH        INCOME         BALANCED           GROWTH
                                          -----------  -----------    ----------    --------------    --------------
   Adjustable Income Annuity                     -             -             -                 -                 -
   MegAnnuity                                    -             -             -            (5,573)          (10,073)
   MultiOption Advisor
      1.20 % Variable Account Charge        (4,465)         (523)       (1,026)           (6,823)           (2,468)
      1.35 % Variable Account Charge        (8,221)         (769)       (2,488)           (4,215)           (1,742)
      1.40 % Variable Account Charge             -             -             -                 -                 -
      1.45 % Variable Account Charge        (1,069)           (6)           (4)             (337)              (82)
      1.50 % Variable Account Charge          (160)          (89)            -               (64)             (141)
      1.55 % Variable Account Charge        (8,324)         (394)       (1,132)          (23,371)          (14,396)
      1.60 % Variable Account Charge             -             -             -              (352)                -
      1.65 % Variable Account Charge             -             -             -              (103)                -
      1.70 % Variable Account Charge        (4,042)         (209)         (363)           (9,620)           (4,414)
      1.75 % Variable Account Charge             -             -             -                 -                 -
      1.80 % Variable Account Charge          (291)            -          (401)             (371)              (88)
      1.85 % Variable Account Charge          (439)            -             -                 -               (19)
      1.90 % Variable Account Charge          (430)            -          (113)           (1,289)             (757)
      1.95 % Variable Account Charge             -             -             -              (685)                -
      2.00 % Variable Account Charge           (15)            -             -               (27)                -
      2.05 % Variable Account Charge          (300)            -             -              (131)              (88)
      2.15 % Variable Account Charge             -             -             -                 -                 -
      2.20 % Variable Account Charge          (287)            -             -                 -              (105)
      2.25 % Variable Account Charge             -             -             -                 -                 -
      2.30 % Variable Account Charge             -             -             -              (491)                -
      2.35 % Variable Account Charge             -             -             -                 -                 -
      2.40 % Variable Account Charge             -             -             -               (82)                -
      2.45 % Variable Account Charge             -             -             -                 -                 -
      2.50 % Variable Account Charge             -             -             -                 -                 -
      2.55 % Variable Account Charge             -             -             -                 -                 -
      2.60 % Variable Account Charge             -             -             -                 -                 -
      2.65 % Variable Account Charge             -             -             -                 -                 -
   MultiOption Classic/Achiever                  -             -             -          (200,069)         (173,887)
   MultiOption Flex/Single/Select                -             -             -        (1,913,971)       (1,424,399)
   Waddell and Reed Variable Annuity             -             -             -              (830)           (4,447)
                                           -------        ------        ------        ----------        ----------
Total Expenses                             (28,044)       (1,991)       (5,528)       (2,168,403)       (1,637,105)
                                           -------        ------        ------        ----------        ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                                           WADDELL & REED                  WADDELL & REED WADDELL & REED
                                         WADDELL & REED      SMALL CAP     WADDELL & REED    MICRO-CAP       SMALL CAP
                                        INTERNATIONAL II      GROWTH           VALUE          GROWTH          VALUE
                                        ----------------   --------------  --------------  -------------- --------------
   Adjustable Income Annuity                        -               -               -               -               -
   MegAnnuity                                  (5,593)         (3,365)         (1,798)           (737)         (1,879)
   MultiOption Advisor
      1.20 % Variable Account Charge          (37,078)         (3,679)         (2,087)         (4,817)        (13,941)
      1.35 % Variable Account Charge          (20,043)         (1,370)           (756)         (2,360)         (5,372)
      1.40 % Variable Account Charge                -               -               -               -               -
      1.45 % Variable Account Charge           (5,823)            (37)           (174)           (117)           (559)
      1.50 % Variable Account Charge             (886)           (130)              -            (117)           (415)
      1.55 % Variable Account Charge          (37,592)         (3,350)         (2,811)         (6,199)         (9,942)
      1.60 % Variable Account Charge           (1,720)           (185)              -               -            (189)
      1.65 % Variable Account Charge             (487)              -               -               -             (48)
      1.70 % Variable Account Charge          (24,479)         (3,779)         (1,786)         (1,562)         (5,894)
      1.75 % Variable Account Charge             (135)              -               -             (13)            (80)
      1.80 % Variable Account Charge           (2,299)           (122)              -            (456)         (4,016)
      1.85 % Variable Account Charge           (1,248)            (98)              -            (476)           (767)
      1.90 % Variable Account Charge           (2,823)           (558)           (560)            (76)           (121)
      1.95 % Variable Account Charge           (4,859)           (109)           (185)              -            (514)
      2.00 % Variable Account Charge              (68)              -             (14)              -             (27)
      2.05 % Variable Account Charge           (2,215)            (88)           (153)              -            (222)
      2.15 % Variable Account Charge             (989)           (134)           (483)              -             (28)
      2.20 % Variable Account Charge             (790)            (53)              -               -            (148)
      2.25 % Variable Account Charge             (601)              -               -               -            (350)
      2.30 % Variable Account Charge             (411)           (331)              -               -            (353)
      2.35 % Variable Account Charge                -               -               -               -               -
      2.40 % Variable Account Charge             (593)              -             (82)              -             (53)
      2.45 % Variable Account Charge                -               -               -               -               -
      2.50 % Variable Account Charge                -               -               -               -               -
      2.55 % Variable Account Charge              (77)              -               -               -               -
      2.60 % Variable Account Charge                -               -               -               -               -
      2.65 % Variable Account Charge              (89)              -               -               -               -
   MultiOption Classic/Achiever              (173,567)       (101,543)        (69,167)        (53,885)       (124,386)
   MultiOption Flex/Single/Select          (1,063,082)       (598,893)       (541,515)       (139,209)       (193,485)
   Waddell and Reed Variable Annuity           (1,284)         (1,976)         (3,118)           (955)         (1,907)
                                           ----------        --------        --------        --------        --------
Total Expenses                             (1,388,830)       (719,797)       (624,691)       (210,978)       (364,694)
                                           ----------        --------        --------        --------        --------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                                         WADDELL & REED                  WADDELL & REED
                                         WADDELL & REED      ASSET       WADDELL & REED    SCIENCE &      WADDELL & REED
                                          CORE EQUITY       STRATEGY      INTERNATIONAL    TECHNOLOGY          BOND
                                         --------------  --------------  --------------  --------------   ---------------
   Adjustable Income Annuity                      -               -               -               -             -
   MegAnnuity                                  (361)              -               -               -             -
   MultiOption Advisor                            -
      1.20 % Variable Account Charge           (766)         (1,920)         (3,085)         (1,747)            -
      1.35 % Variable Account Charge           (530)           (413)         (1,292)           (470)            -
      1.40 % Variable Account Charge              -               -               -               -             -
      1.45 % Variable Account Charge            (19)            (32)            (47)           (354)            -
      1.50 % Variable Account Charge              -            (151)           (117)            (34)            -
      1.55 % Variable Account Charge         (1,095)         (1,824)         (2,875)           (560)            -
      1.60 % Variable Account Charge              -            (354)              -               -             -
      1.65 % Variable Account Charge              -               -               -               -             -
      1.70 % Variable Account Charge           (488)           (786)         (1,006)         (3,606)            -
      1.75 % Variable Account Charge              -               -               -             (13)            -
      1.80 % Variable Account Charge              -             (32)           (364)             (5)            -
      1.85 % Variable Account Charge            (19)              -            (140)            (71)            -
      1.90 % Variable Account Charge              -               -          (1,387)            (46)            -
      1.95 % Variable Account Charge              -            (387)              -             (61)            -
      2.00 % Variable Account Charge              -               -               -               -             -
      2.05 % Variable Account Charge              -             (96)           (175)            (44)            -
      2.15 % Variable Account Charge              -               -               -               -             -
      2.20 % Variable Account Charge              -               -               -               -             -
      2.25 % Variable Account Charge              -               -               -               -             -
      2.30 % Variable Account Charge              -               -               -            (474)            -
      2.35 % Variable Account Charge              -               -               -               -             -
      2.40 % Variable Account Charge              -             (81)              -               -             -
      2.45 % Variable Account Charge              -               -               -               -             -
      2.50 % Variable Account Charge              -               -               -               -             -
      2.55 % Variable Account Charge              -               -               -               -             -
      2.60 % Variable Account Charge              -               -               -               -             -
      2.65 % Variable Account Charge              -               -            (226)              -             -
   MultiOption Classic/Achiever             (32,344)           (762)         (1,574)         (1,183)            -
   MultiOption Flex/Single/Select           (68,024)         (5,516)         (3,083)         (4,314)            -
   Waddell and Reed Variable Annuity           (986)         (2,054)         (1,178)         (2,177)         (931)
                                           --------         -------         -------         -------          ----
Total Expenses                             (104,631)        (14,408)        (16,549)        (15,159)         (931)
                                           --------         -------         -------         -------          ----

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                         WADDELL & REED  WADDELL & REED WADDELL & REED WADDELL & REED WADDELL & REED
                                            DIVIDEND          HIGH       LIMITED-TERM     MONEY          MORTGAGE
                                             INCOME          INCOME          BOND         MARKET        SECURITIES
                                         --------------  -------------- -------------- -------------- --------------
   Adjustable Income Annuity                      -               -             -             -                -
   MegAnnuity                                     -               -             -             -                -
   MultiOption Advisor                            -               -             -             -                -
   MultiOption Classic/Achiever                   -               -             -             -                -
   MultiOption Flex/Single/Select                 -               -             -             -                -
   Waddell and Reed Variable Annuity         (1,186)         (2,058)         (356)         (212)         (64,142)
                                             ------          ------          ----          ----          -------
Total Expenses                               (1,186)         (2,058)         (356)         (212)         (64,142)
                                             ------          ------          ----          ----          -------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges for the period ended September 30, 2004 are listed in the following table:

                                         WADDELL & REED
                                          REAL ESTATE
                                           SECURITIES
                                         --------------
   Adjustable Income Annuity                       -
   MegAnnuity                                      -
   MultiOption Advisor                             -
   MultiOption Classic/Achiever                    -
   MultiOption Flex/Single/Select                  -
   Waddell and Reed Variable Annuity         (23,820)
                                             -------
Total Expenses                               (23,820)
                                             -------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended September 30, 2004:

Advantus Bond                                     $18,832,157
Advantus Money Market                              27,948,911
Advantus Index 500                                 26,566,999
Advantus Mortgage Securities                       11,052,472
Advantus Maturing Government Bond 2006                 72,345
Advantus Maturing Government Bond 2010                393,757
Advantus International Bond                         2,607,358
Advantus Index 400 Mid-Cap                          8,598,083
Advantus Real Estate Securities                    13,832,977
AIM V.I. Aggressive Growth                            521,206
AIM V.I. Balanced                                   1,033,884
AIM V.I. Dent Demographic Trends                      217,659
AIM V.I. Premier Equity                               139,266
American Century Income and Growth                  1,271,125
American Century Ultra                             14,372,875
American Century Value                              3,876,167
Credit Suisse Global Post-Venture Capital             831,565
Fidelity VIP Contrafund                             7,826,282
Fidelity VIP Equity-Income                         24,437,587
Fidelity VIP Mid-Cap                                6,578,495
Franklin Large Cap Growth Securities                5,186,607
Franklin Mutual Shares Securities                   2,026,791
Franklin Small Cap                                  3,723,201
Templeton Developing Markets Securities            13,258,040
Templeton Global Asset Allocation                   2,076,053
Janus Aspen Balanced                                1,393,094
Janus Aspen Capital Appreciation                    1,917,866
Janus International Growth                          5,341,569
MFS Investors Growth Stock                            329,912
MFS Mid Cap Growth                                  1,797,428
MFS New Discovery                                   6,973,452
MFS Value                                           1,120,017
Oppenheimer Capital Appreciation                    1,973,001
Oppenheimer High Income                             8,881,291
Oppenheimer International Growth                    3,336,154
Putnam VT Growth and Income                           594,759
Putnam VT International Growth                      4,176,371
Putnam VT New Opportunities                            63,194
Putnam VT New Value                                 1,093,794
Putnam VT Voyager                                     306,832
Van Kampen Comstock                                 1,886,783
Van Kampen Emerging Growth                            211,281
Van Kampen Growth and Income                          565,026
Waddell & Reed Balanced                             6,726,031
Waddell & Reed Growth                               6,533,214

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended September 30, 2004:

Waddell & Reed International II                    15,541,377
Waddell & Reed Small Cap Growth                     4,086,271
Waddell & Reed Value                                3,361,302
Waddell & Reed Micro-Cap Growth                     2,786,319
Waddell & Reed Small Cap Value                      7,902,794
Waddell & Reed Core Equity                          1,362,614
Waddell & Reed Asset Strategy                       2,633,643
Waddell & Reed International                        1,964,235
Waddell & Reed Science & Technology                 3,356,371
Waddell & Reed Bond                                   480,723
Waddell & Reed Dividend Income                        667,587
Waddell & Reed High Income                          1,113,937
Waddell & Reed Limited-Term Bond                      226,428
Waddell & Reed Money Market                           237,937
Waddell & Reed Mortgage Securities                 15,387,197
Waddell & Reed Real Estate Securities               5,858,159

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                  SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------
                                                                                                             ADVANTUS
                                                            ADVANTUS        ADVANTUS        ADVANTUS         MATURING
                                            ADVANTUS         MONEY            INDEX         MORTGAGE        GOVERNMENT
                                              BOND           MARKET            500         SECURITIES       BOND 2006
                                           -----------     -----------     -----------     -----------      ----------
Units outstanding at
   December 31, 2002.....................   62,421,448      42,537,083      72,078,923      74,476,525       5,364,167
      Contract purchase
         payments........................   22,118,352      30,005,084      46,108,530      15,524,618       1,031,587
      Contract terminations, withdrawal
         payments and charges............  (12,998,000)    (42,364,642)    (12,936,680)    (16,498,242)     (1,258,983)
                                           -----------     -----------     -----------     -----------      ----------
Units outstanding at
   December 31, 2003.....................   71,541,800      30,177,525     105,250,773      73,502,901       5,136,771
      Contract purchase
         payments........................   16,875,968      24,938,541      17,438,376       9,856,132          41,395
      Contract terminations, withdrawal
         payments and charges............   (9,890,146)    (28,463,324)     (8,888,087)    (14,309,623)       (865,543)
                                           -----------     -----------     -----------     -----------      ----------
Units outstanding at
   September 30, 2004....................   78,527,622      26,652,742     113,801,062      69,049,410       4,312,623
                                           ===========     ===========     ===========     ===========      ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------
                                            ADVANTUS
                                             MATURING      ADVANTUS       ADVANTUS       ADVANTUS        AIM V.I.
                                           GOVERNMENT    INTERNATIONAL   INDEX 400      REAL ESTATE    AGGRESSIVE
                                           BOND 2010         BOND         MID-CAP       SECURITIES       GROWTH
                                           ----------    -------------   ----------     ----------      ---------
Units outstanding at
   December 31, 2002 ..................     4,458,787     38,800,221     14,982,764     21,160,081        200,861
      Contract purchase
         payments .....................       919,817      7,485,878      9,104,377      8,728,667        772,424
      Contract terminations, withdrawal
         payments and charges .........    (1,661,370)    (6,743,357)    (6,560,387)    (2,902,423)      (150,100)
                                           ----------     ----------     ----------     ----------      ---------
Units outstanding at
   December 31, 2003 ..................     3,717,234     39,542,742     17,526,754     26,986,325        823,185
      Contract purchase
         payments .....................       184,748      1,987,539      6,150,318      8,709,006        446,699
      Contract terminations, withdrawal
         payments and charges .........      (566,569)    (9,335,283)    (2,723,916)    (8,191,671)       (81,768)
                                           ----------     ----------     ----------     ----------      ---------
Units outstanding at
   September 30, 2004 .................     3,335,413     32,194,998     20,953,156     27,503,660      1,188,116
                                           ==========     ==========     ==========     ==========      =========

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                  SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------
                                                             AIM V.I.                    AMERICAN
                                                              DENT          AIM V.I.      CENTURY       AMERICAN
                                             AIM V.I.      DEMOGRAPHIC      PREMIER       INCOME        CENTURY
                                            BALANCED         TRENDS          EQUITY      AND GROWTH      ULTRA
                                            ---------      -----------     --------      ---------     ----------
Units outstanding at
   December 31, 2002 ..................       202,181         44,099        333,328        271,073      1,768,593
      Contract purchase
         payments .....................     1,109,782        566,213        396,090      1,925,765     12,556,424
      Contract terminations, withdrawal
         payments and charges .........       (69,516)      (114,168)      (208,396)       (30,769)      (484,996)
                                            ---------       --------       --------      ---------     ----------
Units outstanding at
   December 31, 2003 ..................     1,242,447        496,144        521,022      2,166,069     13,840,021
      Contract purchase
         payments .....................       917,650        176,604        124,716      1,040,951     12,309,406
      Contract terminations, withdrawal
         payments and charges .........      (396,049)       (74,122)      (125,124)      (229,248)      (632,009)
                                            ---------       --------       --------      ---------     ----------
Units outstanding at
   September 30, 2004 .................     1,764,048        598,626        520,614      2,977,772     25,517,418
                                            =========       ========       ========      =========     ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------
                                                         CREDIT SUISSE
                                             AMERICAN       GLOBAL
                                             CENTURY      POST-VENTURE  FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                              VALUE         CAPITAL      CONTRAFUND    EQUITY-INCOME    MID-CAP
                                            ---------    -------------   ----------    -------------  ------------
Units outstanding at
   December 31, 2002 ..................       607,599      1,869,296     29,726,965     30,830,481     19,501,428
      Contract purchase
         payments .....................     2,033,778      2,527,952     10,077,080     24,422,335      6,656,494
      Contract terminations, withdrawal
         payments and charges .........      (203,761)      (240,877)    (3,772,292)    (5,405,396)    (3,451,607)
                                            ---------     ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2003 ..................     2,437,616      4,156,371     36,031,753     49,847,420     22,706,315
      Contract purchase
         payments .....................     3,092,056      1,591,725      7,097,239     19,592,658      4,766,366
      Contract terminations, withdrawal
         payments and charges .........      (873,028)    (1,293,452)    (3,826,969)    (3,419,929)    (1,952,325)
                                            ---------     ----------     ----------     ----------     ----------
Units outstanding at
   September 30, 2004 .................     4,656,644      4,454,644     39,302,023     66,020,149     25,520,356
                                            =========     ==========     ==========     ==========     ==========

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                      SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------
                                           FRANKLIN                                             TEMPLETON
                                           LARGE CAP                FRANKLIN                    DEVELOPING      TEMPLETON
                                            GROWTH                MUTUAL SHARES    FRANKLIN      MARKETS       GLOBAL ASSET
                                           SECURITIES              SECURITIES     SMALL CAP    SECURITIES      ALLOCATION
                                           ----------             -------------   ----------   -----------     ------------
Units outstanding at
   December 31, 2002 ..................       244,326                 670,423     15,909,414     13,519,675      4,416,037
      Contract purchase
         payments .....................       890,937               1,887,167      6,232,254     13,330,483      2,410,511
      Contract terminations, withdrawal
         payments and charges .........       (49,011)               (113,461)    (2,490,698)   (12,251,148)    (1,172,646)
                                           ----------               ---------     ----------    -----------     ----------
Units outstanding at
   December 31, 2003 ..................     1,086,252               2,444,129     19,650,970     14,599,010      5,653,902
      Contract purchase
         payments .....................     4,310,929               1,715,936      4,096,466     10,034,720      1,789,587
      Contract terminations, withdrawal
         payments and charges .........    (3,379,792)               (258,598)     2,695,465)    (9,464,522)    (1,350,802)
                                           ----------               ---------     ----------    -----------     ----------
Units outstanding at
   September 30, 2004 .................     2,017,389               3,901,467     21,051,971     15,169,208      6,092,687
                                           ==========               =========     ==========    ===========     ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------
                                              JANUS         JANUS          JANUS            MFS          MFS
                                              ASPEN      ASPEN CAPITAL  INTERNATIONAL    INVESTORS      MID CAP
                                             BALANCED    APPRECIATION      GROWTH       GROWTH STOCK    GROWTH
                                            ---------    ------------   -------------   ------------   ----------
Units outstanding at
   December 31, 2002 ..................       689,640     34,709,134     29,205,230        254,637        132,901
      Contract purchase
         payments .....................     1,480,015      3,672,956      5,143,335      1,194,369        840,831
      Contract terminations, withdrawal
         payments and charges .........      (186,959)    (8,310,526)    (8,166,523)       (30,675)      (145,167)
                                            ---------    ------------    ----------      ---------     ----------
Units outstanding at
   December 31, 2003 ..................     1,982,696     30,071,564     26,182,042      1,418,331        828,565
      Contract purchase
         payments .....................     1,264,884      2,506,127      5,318,942        305,367      1,527,791
      Contract terminations, withdrawal
         payments and charges .........      (429,267)    (4,624,188)    (6,411,591)      (471,326)    (1,017,364)
                                            ---------    ------------    ----------      ---------     ----------
Units outstanding at
   September 30, 2004 .................     2,818,313     27,953,503     25,089,393      1,252,372      1,338,992
                                            =========     ==========     ==========      =========      =========

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                        SEGREGATED SUB-ACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   MFS                        OPPENHEIMER                     OPPENHEIMER
                                                   NEW             MFS          CAPITAL        OPPENHEIMER   INTERNATIONAL
                                                DISCOVERY         VALUE       APPRECIATION     HIGH INCOME       GROWTH
                                                ----------      ----------    ------------     -----------   --------------
Units outstanding at
     December 31, 2002 ....................      1,073,449         852,323         890,405          674,348         323,095
          Contract purchase
             payments .....................      6,263,564       1,456,085       1,823,069        6,944,098       4,549,914
          Contract terminations, withdrawal
             payments and charges .........     (2,319,827)       (160,067)       (406,169)      (1,018,191)     (3,285,133)
                                                ----------      ----------      ----------      -----------      ----------
Units outstanding at
     December 31, 2003 ....................      5,017,186       2,148,341       2,307,305        6,600,255       1,587,876
          Contract purchase
             payments .....................      5,542,269         940,819       1,706,577        6,941,888       2,528,653
          Contract terminations, withdrawal
             payments and charges .........     (1,979,244)       (392,800)       (245,359)      (1,923,566)       (980,722)
                                                ----------      ----------      ----------      -----------      ----------
Units outstanding at
     September 30, 2004 ...................      8,580,211       2,696,360       3,768,523       11,618,577       3,135,807
                                                ==========      ==========      ==========      ===========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                                ----------------------------------------------------------------------
                                                PUTNAM VT      PUTNAM VT     PUTNAM VT        PUTNAM VT
                                               GROWTH AND    INTERNATIONAL      NEW              NEW        PUTNAM VT
                                                 INCOME         GROWTH     OPPORTUNITIES        VALUE        VOYAGER
                                               -----------   ------------- -------------      ----------    ----------
Units outstanding at
     December 31, 2002 ....................        296,889       1,418,042        88,859         164,533       228,014
          Contract purchase
             payments .....................        996,477       7,226,432       234,670         792,106       439,161
          Contract terminations, withdrawal
             payments and charges .........       (176,286)     (2,363,207)      (51,545)       (182,687)      (56,748)
                                               -----------      ----------      --------      ----------      --------
Units outstanding at
     December 31, 2003 ....................      1,117,080       6,281,267       271,984         773,952       610,427
          Contract purchase
             payments .....................        487,961       3,306,025        53,510         880,066       282,693
          Contract terminations, withdrawal
             payments and charges .........       (183,663)     (1,164,083)      (60,224)       (137,625)     (125,030)
                                               -----------      ----------      --------      ----------      --------
Units outstanding at
     September 30, 2004 ...................      1,421,378       8,423,209       265,270       1,516,393       768,090
                                               ===========      ==========      ========      ==========      ========

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                     SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------
                                                              VAN KAMPEN   VAN KAMPEN
                                                VAN KAMPEN     EMERGING     GROWTH AND   WADDELL & REED   WADDELL & REED
                                                 COMSTOCK       GROWTH       INCOME         BALANCED          GROWTH
                                                ----------    ----------   -----------   --------------   --------------
Units outstanding at
     December 31, 2002 ....................              -             -             -       92,126,456       89,698,886
          Contract purchase
             payments .....................      1,241,148       158,958       228,854        6,168,927        1,221,828
          Contract terminations, withdrawal
             payments and charges .........        (11,992)      (39,359)      (20,556)     (16,164,468)     (10,946,677)
                                                 ---------       -------       -------      -----------      -----------
Units outstanding at
     December 31, 2003 ....................      1,229,156       119,599       208,298       86,130,915       79,974,037
          Contract purchase
             payments .....................      1,499,990       177,137       460,106        6,287,617        6,032,419
          Contract terminations, withdrawal
             payments and charges .........        (28,855)      (90,700)       (3,043)     (11,202,989)      (8,539,730)
                                                 ---------       -------       -------      -----------      -----------
Units outstanding at
     September 30, 2004 ...................      2,700,291       206,036       665,361       81,215,543       77,466,726
                                                 =========       =======       =======      ===========      ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                                               WADDELL & REED                  WADDELL & REED    WADDELL & REED
                                            WADDELL & REED       SMALL CAP     WADDELL & REED     MICRO-CAP         SMALL CAP
                                           INTERNATIONAL II       GROWTH            VALUE          GROWTH             VALUE
                                           ----------------    --------------  --------------  ---------------   --------------
Units outstanding at
   December 31, 2002 ....................                 -                -                -                -                -
        Contract purchase
           payments .....................        83,947,859       55,115,321       46,722,294       20,895,818       28,691,460
        Contract terminations, withdrawal
           payments and charges .........       (14,737,011)      (7,027,498)      (6,829,522)      (3,402,377)      (5,133,731)
                                                -----------       ----------       ----------       ----------       ----------
Units outstanding at
   December 31, 2003 ....................        69,210,848       48,087,823       39,892,772       17,493,441       23,557,729
        Contract purchase
           payments .....................        10,941,539        3,688,627        3,050,945        2,249,003        5,783,539
        Contract terminations, withdrawal
           payments and charges .........        (7,826,011)      (6,261,140)      (4,596,025)      (2,910,293)      (2,898,691)
                                                -----------       ----------       ----------       ----------       ----------
Units outstanding at
   September 30, 2004 ...................        72,326,376       45,515,310       38,347,692       16,832,151       26,442,577
                                                ===========       ==========       ==========       ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------------------
                                                              WADDELL & REED                  WADDELL & REED
                                              WADDELL & REED      ASSET       WADDELL & REED     SCIENCE &    WADDELL & REED
                                                CORE EQUITY     STRATEGY       INTERNATIONAL    TECHNOLOGY         BOND
                                              --------------  --------------  --------------  --------------  --------------
Units outstanding at
     December 31, 2002 ....................      16,313,415               -               -               -               -
          Contract purchase
                 payments .................       1,732,339         439,894       1,222,148         811,365               -
          Contract terminations, withdrawal
                 payments and charges .....      (4,307,522)           (405)       (380,216)       (441,586)              -
                                               ------------    ------------    ------------    ------------    ------------
Units outstanding at
     December 31, 2003 ....................      13,738,232         439,489         841,932         369,779               -
          Contract purchase
                 payments .................       1,475,001       2,544,495       1,851,220       3,146,536         474,120
          Contract terminations, withdrawal
                 payments and charges .....      (2,482,582)       (167,242)       (333,185)       (603,953)           (724)
                                               ------------    ------------    ------------    ------------    ------------
Units outstanding at
     September 30, 2004 ...................      12,730,651       2,816,742       2,359,967       2,912,362         473,396
                                               ============    ============    ============    ============    ============

                                                                          SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------------------
                                              WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                                 DIVIDEND         HIGH         LIMITED-TERM       MONEY          MORTGAGE
                                                  INCOME         INCOME            BOND           MARKET        SECURITIES
                                              --------------  --------------  --------------  --------------  --------------
Units outstanding at
     December 31, 2002 ....................               -               -               -               -               -
          Contract purchase
                 payments .................               -               -               -               -               -
          Contract terminations, withdrawal
                 payments and charges .....               -               -               -               -               -
                                               ------------    ------------    ------------    ------------    ------------
Units outstanding at
     December 31, 2003 ....................               -               -               -               -               -
          Contract purchase
                 payments .................         679,535       1,097,695         225,216         238,414      15,403,715
          Contract terminations, withdrawal
                 payments and charges .....            (521)         (1,273)         (1,562)            (50)         (1,683)
                                               ------------    ------------    ------------    ------------    ------------
Units outstanding at
     September 30, 2004 ...................         679,014       1,096,422         223,654         238,364      15,402,032
                                               ============    ============    ============    ============    ============

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

     Transactions in units for each segregated sub-account for the period ended September 30, 2004 and the year ended December 31, 2003 were as follows:

                                              SEGREGATED SUB-ACCOUNTS
                                              -----------------------
                                                  WADDELL & REED
                                                    REAL ESTATE
                                                    SECURITIES
                                              -----------------------
Units outstanding at
     December 31, 2002 ....................                  -
          Contract purchase
                 payments .................                  -
          Contract terminations, withdrawal
                 payments and charges .....                  -
                                                    ----------
Units outstanding at
     December 31, 2003 ....................                  -
          Contract purchase
                 payments .................          5,805,675
          Contract terminations, withdrawal
                 payments and charges .....             (8,704)
                                                    ----------
Units outstanding at
     September 30, 2004 ...................          5,796,971
                                                    ==========

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                    ADVANTUS BOND                      ADVANTUS MONEY MARKET
                                        -----------------------------------     -----------------------------------
                                           Units                                  Units
                                        Outstanding     AUV      Net Assets     Outstanding     AUV      Net Assets
                                        -----------     ----     ----------     -----------     ----     ----------
Contracts
  Adjustable Income Annuity                       -        -              -               -        -              -
  MegAnnuity                              1,463,895     3.50      5,123,573         920,101     2.08      1,915,626
  MultiOption Advisor
     1.20 % Variable Account Charge       9,901,553     1.08     10,660,491       2,644,695     0.99      2,617,287
     1.35 % Variable Account Charge       4,527,643     1.07      4,874,006       1,536,588     0.99      1,520,457
     1.45 % Variable Account Charge       1,218,939     1.07      1,312,183         467,589     0.99        462,679
     1.50 % Variable Account Charge         263,918     1.04        284,106         120,052     0.99        118,792
     1.55 % Variable Account Charge       5,067,537     1.07      5,455,170       1,325,489     0.98      1,311,567
     1.60 % Variable Account Charge         218,217     1.04        234,909          75,600     0.99         74,806
     1.65 % Variable Account Charge         105,067     1.04        113,104          29,658     0.98         29,347
     1.70 % Variable Account Charge       3,771,294     1.04      4,059,758         722,710     0.98        715,116
     1.75 % Variable Account Charge          71,289     1.03         76,741           9,992     0.98          9,887
     1.80 % Variable Account Charge         654,657     1.03        704,729         139,423     0.98        137,958
     1.85 % Variable Account Charge         250,440     1.03        269,595          42,141     0.98         41,698
     1.90 % Variable Account Charge         465,718     1.03        501,338          56,697     0.98         56,101
     1.95 % Variable Account Charge         577,328     1.04        621,483         161,750     0.99        160,050
     2.00 % Variable Account Charge          11,760     1.04         12,659           6,365     0.99          6,298
     2.05 % Variable Account Charge         421,584     1.04        453,826          93,475     0.99         92,492
     2.10 % Variable Account Charge               -        -              -               -        -              -
     2.15 % Variable Account Charge         160,816     1.03        173,115          55,282     0.98         54,700
     2.20 % Variable Account Charge          56,157     1.03         60,452          42,350     0.98         41,904
     2.25 % Variable Account Charge         127,074     1.03        136,792          38,048     0.98         37,647
     2.30 % Variable Account Charge          50,945     1.03         54,841          21,567     0.98         21,340
     2.35 % Variable Account Charge           2,973     1.03          3,200               -        -              -
     2.40 % Variable Account Charge          49,376     1.03         53,152               -        -              -
     2.45 % Variable Account Charge               -        -              -               -        -              -
     2.50 % Variable Account Charge               -        -              -               -        -              -
     2.55 % Variable Account Charge          17,692     1.03         19,044          12,347     0.98         12,217
     2.60 % Variable Account Charge               -        -              -               -        -              -
     2.65 % Variable Account Charge          38,804     1.03         41,771          37,151     0.98         36,760
  MultiOption Classic/Achiever           21,758,575     1.34     29,226,557       7,376,372     1.06      7,850,565
  MultiOption Flex/Single/Select         27,274,372     3.23     88,105,830      10,717,299     1.85     19,861,319
  Waddell and Reed Variable Annuity               -        -              -               -        -              -
                                         ----------     ----    -----------      ----------     ----     ----------
                                         78,527,622             152,632,428      26,652,742              37,186,614
                                         ----------     ----    -----------      ----------     ----     ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                  ADVANTUS INDEX 500                 ADVANTUS MORTGAGE SECURITIES
                                        ------------------------------------     -----------------------------------
                                           Units                                    Units
                                        Outstanding     AUV       Net Assets     Outstanding     AUV      Net Assets
                                        -----------     ----     -----------     -----------     ----    -----------
Contracts
  Adjustable Income Annuity              39,318,086     1.71      67,256,658               -        -              -
  MegAnnuity                              2,871,595     4.53      13,013,442         552,692     3.72      2,056,980
  MultiOption Advisor
     1.20 % Variable Account Charge       3,237,662     1.21       3,903,836       6,333,459     1.06      6,710,301
     1.35 % Variable Account Charge       1,360,541     1.20       1,640,100       2,532,815     1.06      2,683,191
     1.45 % Variable Account Charge         158,767     1.20         191,389         336,880     1.05        356,880
     1.50 % Variable Account Charge          91,771     1.21         110,627         106,531     1.03        112,856
     1.55 % Variable Account Charge       1,715,181     1.20       2,067,598       2,569,327     1.05      2,721,854
     1.60 % Variable Account Charge               -        -               -          18,549     1.03         19,650
     1.65 % Variable Account Charge               -        -               -               -        -              -
     1.70 % Variable Account Charge       1,928,745     1.21       2,325,035       1,912,151     1.03      2,025,657
     1.75 % Variable Account Charge               -        -               -               -        -              -
     1.80 % Variable Account Charge         214,254     1.21         258,275         530,661     1.03        562,160
     1.85 % Variable Account Charge          17,123     1.21          20,641          79,085     1.03         83,779
     1.90 % Variable Account Charge         144,431     1.21         174,106         202,672     1.03        214,701
     1.95 % Variable Account Charge          47,834     1.06          57,662           4,797     1.03          5,082
     2.00 % Variable Account Charge               -        -               -           6,624     1.03          7,018
     2.05 % Variable Account Charge           3,243     1.06           3,910          44,461     1.03         47,099
     2.10 % Variable Account Charge               -        -               -               -        -              -
     2.15 % Variable Account Charge               -        -               -          28,723     1.03         30,428
     2.20 % Variable Account Charge               -        -               -          53,118     1.03         56,270
     2.25 % Variable Account Charge               -        -               -               -        -              -
     2.30 % Variable Account Charge          63,350     1.06          76,365          15,083     1.03         15,978
     2.35 % Variable Account Charge               -        -               -               -        -              -
     2.40 % Variable Account Charge               -        -               -               -        -              -
     2.45 % Variable Account Charge               -        -               -               -        -              -
     2.50 % Variable Account Charge               -        -               -               -        -              -
     2.55 % Variable Account Charge               -        -               -               -        -              -
     2.60 % Variable Account Charge               -        -               -               -        -              -
     2.65 % Variable Account Charge          13,883     1.05          16,735               -        -              -
  MultiOption Classic/Achiever           31,693,369     0.81      25,795,002      26,920,506     1.36     36,526,727
  MultiOption Flex/Single/Select         30,921,225     4.31     133,245,541      26,801,276     3.13     83,790,987
  Waddell and Reed Variable Annuity               -        -               -               -        -              -
                                        -----------     ----     -----------      ----------     ----    -----------
                                        113,801,062              250,156,923      69,049,410             138,027,599
                                        -----------     ----     -----------      ----------     ----    -----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                     ADVANTUS MATURING GOVERNMENT BOND 2006     ADVANTUS MATURING GOVERNMENT BOND 2010
                                     --------------------------------------     --------------------------------------
                                          Units                                      Units
                                       Outstanding    AUV      Net Assets         Outstanding    AUV      Net Assets
                                       -----------    ----     ---------          -----------    ----     ----------
Contracts
  Adjustable Income Annuity                     -        -             -                   -        -             -
  MegAnnuity                              300,453     2.19       656,531              31,840     2.46        78,285
  MultiOption Advisor                           -        -             -                   -        -             -
  MultiOption Classic/Achiever            274,876     1.34       368,589             483,939     1.47       712,075
  MultiOption Flex/Single/Select        3,737,294     1.95     7,282,256           2,819,633     2.19     6,181,723
  Waddell and Reed Variable Annuity             -        -             -                   -        -             -
                                        ---------     ----     ---------           ---------     ----     ---------
                                        4,312,623              8,307,376           3,335,413              6,972,083
                                        ---------     ----     ---------           ---------     ----     ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                            ADVANTUS INTERNATIONAL BOND            ADVANTUS INDEX 400 MID-CAP
                                        ----------------------------------     ----------------------------------
                                           Units                                  Units
                                        Outstanding    AUV      Net Assets     Outstanding    AUV      Net Assets
                                        -----------    ----     ----------     -----------    ----     ----------
Contracts
  Adjustable Income Annuity                      -        -              -              -        -              -
  MegAnnuity                               435,953     1.51        659,400        788,945     1.80      1,420,961
  MultiOption Advisor
     1.20 % Variable Account Charge              -        -              -      1,859,030     1.33      2,467,111
     1.35 % Variable Account Charge              -        -              -        977,286     1.32      1,296,632
     1.45 % Variable Account Charge              -        -              -        226,582     1.32        300,620
     1.50 % Variable Account Charge              -        -              -         53,213     1.33         70,601
     1.55 % Variable Account Charge              -        -              -      1,087,639     1.32      1,443,037
     1.60 % Variable Account Charge              -        -              -         59,877     1.09         79,442
     1.65 % Variable Account Charge              -        -              -         22,137     1.33         29,370
     1.70 % Variable Account Charge              -        -              -      1,067,285     1.33      1,416,025
     1.75 % Variable Account Charge              -        -              -         38,166     1.33         50,637
     1.80 % Variable Account Charge              -        -              -        260,332     1.33        345,397
     1.85 % Variable Account Charge              -        -              -         83,319     1.33        110,543
     1.90 % Variable Account Charge              -        -              -        104,304     1.33        138,385
     1.95 % Variable Account Charge              -        -              -        172,668     1.09        229,086
     2.00 % Variable Account Charge              -        -              -          6,143     1.09          8,151
     2.05 % Variable Account Charge              -        -              -        112,660     1.09        149,471
     2.10 % Variable Account Charge              -        -              -              -        -              -
     2.15 % Variable Account Charge              -        -              -         45,263     1.09         60,052
     2.20 % Variable Account Charge              -        -              -         17,910     1.08         23,762
     2.25 % Variable Account Charge              -        -              -         35,352     1.08         46,903
     2.30 % Variable Account Charge              -        -              -         13,721     1.08         18,204
     2.35 % Variable Account Charge              -        -              -          2,324     1.08          3,084
     2.40 % Variable Account Charge              -        -              -         15,741     1.08         20,884
     2.45 % Variable Account Charge              -        -              -              -        -              -
     2.50 % Variable Account Charge              -        -              -              -        -              -
     2.55 % Variable Account Charge              -        -              -          2,897     1.08          3,843
     2.60 % Variable Account Charge              -        -              -              -        -              -
     2.65 % Variable Account Charge              -        -              -          8,153     1.08         10,817
  MultiOption Classic/Achiever           6,922,582     1.33      9,231,046      5,012,887     1.39      6,947,753
  MultiOption Flex/Single/Select        24,836,462     1.41     35,029,575      8,879,320     1.69     14,992,698
  Waddell and Reed Variable Annuity              -        -              -              -        -              -
                                        ----------     ----     ----------      ---------     ----     ----------
                                        32,194,998              44,920,020     20,953,156              31,683,471
                                        ----------     ----     ----------      ---------     ----     ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                          ADVANTUS REAL ESTATE SECURITIES         AIM V.I. AGGRESSIVE GROWTH
                                        ----------------------------------     ---------------------------------
                                           Units                                  Units
                                        Outstanding    AUV      Net Assets     Outstanding    AUV     Net Assets
                                        -----------    ----     ----------     -----------    ----    ----------
Contracts
  Adjustable Income Annuity                      -        -              -              -        -            -
  MegAnnuity                             1,084,358     1.96      2,128,053              -        -            -
  MultiOption Advisor
     1.20 % Variable Account Charge      2,883,879     1.62      4,660,577        232,461     1.21      281,043
     1.35 % Variable Account Charge      1,490,204     1.61      2,407,931        270,188     1.21      326,597
     1.45 % Variable Account Charge        237,967     1.61        384,516         27,010     1.20       32,649
     1.50 % Variable Account Charge        110,767     1.49        178,981              -        -            -
     1.55 % Variable Account Charge      2,022,085     1.61      3,267,349         82,396     1.20       99,597
     1.60 % Variable Account Charge         30,436     1.21         49,179              -        -            -
     1.65 % Variable Account Charge         13,676     1.49         22,098              -        -            -
     1.70 % Variable Account Charge      1,179,619     1.49      1,906,057         56,521     1.21       68,321
     1.75 % Variable Account Charge          9,394     1.48         15,179              -        -            -
     1.80 % Variable Account Charge        284,822     1.48        460,221              -        -            -
     1.85 % Variable Account Charge         84,454     1.48        136,462         13,752     1.21       16,623
     1.90 % Variable Account Charge        140,505     1.48        227,031              -        -            -
     1.95 % Variable Account Charge        131,261     1.20        212,094              -        -            -
     2.00 % Variable Account Charge          4,317     1.20          6,975              -        -            -
     2.05 % Variable Account Charge         68,483     1.20        110,655              -        -            -
     2.10 % Variable Account Charge              -        -              -              -        -            -
     2.15 % Variable Account Charge         29,268     1.20         47,291              -        -            -
     2.20 % Variable Account Charge          9,218     1.20         14,894              -        -            -
     2.25 % Variable Account Charge         19,246     1.20         31,098              -        -            -
     2.30 % Variable Account Charge         23,385     1.20         37,786              -        -            -
     2.35 % Variable Account Charge              -        -              -              -        -            -
     2.40 % Variable Account Charge         10,058     1.20         16,252              -        -            -
     2.45 % Variable Account Charge              -        -              -              -        -            -
     2.50 % Variable Account Charge              -        -              -              -        -            -
     2.55 % Variable Account Charge              -        -              -              -        -            -
     2.60 % Variable Account Charge              -        -              -              -        -            -
     2.65 % Variable Account Charge          2,583     1.20          4,173              -        -            -
  MultiOption Classic/Achiever           6,840,931     2.19     14,979,137        505,788     0.93      472,245
  MultiOption Flex/Single/Select        10,792,746     1.85     19,996,376              -        -            -
  Waddell and Reed Variable Annuity              -        -              -              -        -            -
                                        ----------     ----     ----------      ---------     ----    ---------
                                        27,503,660              51,300,364      1,188,116             1,297,075
                                        ----------     ----     ----------      ---------     ----    ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                 AIM V.I. BALANCED          AIM V.I. DENT DEMOGRAPHIC TRENDS
                                        ---------------------------------   --------------------------------
                                          Units                                Units
                                        Outstanding   AUV      Net Assets   Outstanding    AUV   Net Assets
                                        -----------   ----     ----------   -----------    ----  ----------
Contracts
  Adjustable Income Annuity                     -        -             -             -        -         -
  MegAnnuity                                    -        -             -             -        -         -
  MultiOption Advisor
     1.20 % Variable Account Charge       537,324     1.12       600,374       178,187     1.21   215,221
     1.35 % Variable Account Charge       156,996     1.11       175,384        83,665     1.20   101,045
     1.45 % Variable Account Charge         7,026     1.11         7,849             -        -         -
     1.50 % Variable Account Charge         4,731     1.11         5,285         6,422     1.19     7,756
     1.55 % Variable Account Charge       121,710     1.11       135,965        57,164     1.20    69,039
     1.60 % Variable Account Charge             -        -             -             -        -         -
     1.65 % Variable Account Charge             -        -             -             -        -         -
     1.70 % Variable Account Charge       242,239     1.11       270,608        47,651     1.18    57,549
     1.75 % Variable Account Charge             -        -             -             -        -         -
     1.80 % Variable Account Charge       182,371     1.11       203,728         1,517     1.18     1,832
     1.85 % Variable Account Charge             -        -             -             -        -         -
     1.90 % Variable Account Charge        85,305     1.11        95,295             -        -         -
     1.95 % Variable Account Charge         7,188     1.03         8,030             -        -         -
     2.00 % Variable Account Charge             -        -             -             -        -         -
     2.05 % Variable Account Charge         8,821     1.03         9,854             -        -         -
     2.10 % Variable Account Charge             -        -             -             -        -         -
     2.15 % Variable Account Charge             -        -             -             -        -         -
     2.20 % Variable Account Charge             -        -             -             -        -         -
     2.25 % Variable Account Charge             -        -             -             -        -         -
     2.30 % Variable Account Charge             -        -             -             -        -         -
     2.35 % Variable Account Charge             -        -             -             -        -         -
     2.40 % Variable Account Charge             -        -             -             -        -         -
     2.45 % Variable Account Charge             -        -             -             -        -         -
     2.50 % Variable Account Charge             -        -             -             -        -         -
     2.55 % Variable Account Charge             -        -             -             -        -         -
     2.60 % Variable Account Charge             -        -             -             -        -         -
     2.65 % Variable Account Charge             -        -             -             -        -         -
  MultiOption Classic/Achiever            410,336     0.98       401,912       224,020     0.95   212,305
  MultiOption Flex/Single/Select                -        -             -             -        -         -
  Waddell and Reed Variable Annuity             -        -             -             -        -         -
                                        ---------     ----     ---------       -------     ----   -------
                                        1,764,048              1,914,284       598,626            664,747
                                        ---------     ----     ---------       -------     ----   -------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                          AIM V.I. PREMIER EQUITY     AMERICAN CENTURY INCOME AND GROWTH
                                      ------------------------------  ----------------------------------
                                         Units                           Units
                                      Outstanding   AUV   Net Assets  Outstanding   AUV      Net Assets
                                      -----------   ---   ----------  -----------   ----     ----------
Contracts
  Adjustable Income Annuity                   -        -           -           -       -             -
  MegAnnuity                                  -        -           -           -       -             -
  MultiOption Advisor
     1.20 % Variable Account Charge      72,550     1.13      82,054     724,611    1.23       893,544
     1.35 % Variable Account Charge      44,139     1.13      49,916     241,559    1.23       297,828
     1.45 % Variable Account Charge       1,681     1.13       1,901      46,125    1.23        56,869
     1.50 % Variable Account Charge           -        -           -      13,588    1.25        16,754
     1.55 % Variable Account Charge      42,147     1.12      47,663     373,428    1.23       460,411
     1.60 % Variable Account Charge           -        -           -           -       -             -
     1.65 % Variable Account Charge           -        -           -           -       -             -
     1.70 % Variable Account Charge      34,931     1.13      39,502     256,234    1.25       315,918
     1.75 % Variable Account Charge           -        -           -           -       -             -
     1.80 % Variable Account Charge           -        -           -     336,786    1.25       415,231
     1.85 % Variable Account Charge       4,363     1.13       4,934       8,643    1.25        10,656
     1.90 % Variable Account Charge           -        -           -      72,573    1.25        89,477
     1.95 % Variable Account Charge           -        -           -      22,104    1.08        27,253
     2.00 % Variable Account Charge           -        -           -           -       -             -
     2.05 % Variable Account Charge           -        -           -       6,480    1.08         7,990
     2.10 % Variable Account Charge           -        -           -           -       -             -
     2.15 % Variable Account Charge           -        -           -           -       -             -
     2.20 % Variable Account Charge           -        -           -           -       -             -
     2.25 % Variable Account Charge           -        -           -           -       -             -
     2.30 % Variable Account Charge           -        -           -      23,358    1.08        28,798
     2.35 % Variable Account Charge           -        -           -       2,483    1.08         3,062
     2.40 % Variable Account Charge           -        -           -       4,055    1.08         5,000
     2.45 % Variable Account Charge           -        -           -           -       -             -
     2.50 % Variable Account Charge           -        -           -           -       -             -
     2.55 % Variable Account Charge           -        -           -           -       -             -
     2.60 % Variable Account Charge           -        -           -           -       -             -
     2.65 % Variable Account Charge           -        -           -           -       -             -
  MultiOption Classic/Achiever          320,803     0.91     292,638     845,744    1.06       898,235
  MultiOption Flex/Single/Select              -        -           -           -       -             -
  Waddell and Reed Variable Annuity           -        -           -           -       -             -
                                        -------     ----     -------   ---------    ----     ---------
                                        520,614              518,608   2,977,772             3,527,022
                                        -------     ----     -------   ---------    ----     ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                               AMERICAN CENTURY ULTRA                AMERICAN CENTURY VALUE
                                        -----------------------------------     --------------------------------
                                           Units                                   Units
                                        Outstanding     AUV      Net Assets     Outstanding   AUV     Net Assets
                                        -----------     ----     ----------     -----------   ----    ----------
Contracts
  Adjustable Income Annuity                      -         -              -              -       -            -
  MegAnnuity                                     -         -              -              -       -            -
  MultiOption Advisor
     1.20 % Variable Account Charge      6,688,441      1.18      7,890,765        893,094    1.29    1,151,514
     1.35 % Variable Account Charge      3,143,647      1.18      3,708,084        761,972    1.29      982,316
     1.45 % Variable Account Charge        971,861      1.17      1,146,354         30,663    1.28       39,530
     1.50 % Variable Account Charge        203,712      1.17        240,287          9,274    1.29       11,955
     1.55 % Variable Account Charge      4,353,783      1.17      5,135,470        528,509    1.28      681,338
     1.60 % Variable Account Charge        198,376      1.02        233,993              -       -            -
     1.65 % Variable Account Charge         73,327      1.17         86,492         30,382    1.29       39,167
     1.70 % Variable Account Charge      2,465,933      1.17      2,908,660        388,454    1.29      500,781
     1.75 % Variable Account Charge         58,503      1.17         69,007              -    1.29            -
     1.80 % Variable Account Charge        345,233      1.17        407,214        223,033    1.29      287,525
     1.85 % Variable Account Charge        337,322      1.17        397,883         74,170    1.29       95,617
     1.90 % Variable Account Charge        336,706      1.16        397,155          2,093    1.28        2,698
     1.95 % Variable Account Charge        523,998      1.02        618,071              -       -            -
     2.00 % Variable Account Charge         20,465      1.02         24,139              -       -            -
     2.05 % Variable Account Charge        374,656      1.02        441,917          7,666    1.13        9,883
     2.10 % Variable Account Charge              -         -              -              -       -            -
     2.15 % Variable Account Charge        152,392      1.02        179,750              -       -            -
     2.20 % Variable Account Charge         69,874      1.02         82,417              -       -            -
     2.25 % Variable Account Charge        115,568      1.02        136,314              -       -            -
     2.30 % Variable Account Charge         44,391      1.02         52,360          3,781    1.12        4,874
     2.35 % Variable Account Charge              -         -              -              -       -            -
     2.40 % Variable Account Charge         56,513      1.02         66,657          3,885    1.12        5,008
     2.45 % Variable Account Charge              -         -              -              -       -            -
     2.50 % Variable Account Charge              -         -              -              -       -            -
     2.55 % Variable Account Charge         10,586      1.01         12,486              -       -            -
     2.60 % Variable Account Charge              -         -              -              -       -            -
     2.65 % Variable Account Charge         28,056      1.01         33,092              -       -            -
  MultiOption Classic/Achiever           4,944,076      0.97      4,809,887      1,699,667    1.14    1,937,218
  MultiOption Flex/Single/Select                 -         -              -              -       -            -
  Waddell and Reed Variable Annuity              -         -              -              -       -            -
                                        ----------      ----     ----------      ---------    ----    ---------
                                        25,517,418               29,078,454      4,656,644            5,749,425
                                        ----------      ----     ----------      ---------    ----    ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                    CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL         FIDELITY VIP CONTRAFUND
                                    -----------------------------------------    ----------------------------------
                                          Units                                     Units
                                       Outstanding    AUV     Net Assets         Outstanding    AUV      Net Assets
                                       -----------    ----    ----------         -----------    -----    ----------
Contracts
  Adjustable Income Annuity                     -        -             -                  -        -              -
  MegAnnuity                              257,954     0.52       134,515            602,407     1.01        609,011
  MultiOption Advisor
     1.20 % Variable Account Charge             -        -             -          2,661,311     1.31      3,483,809
     1.35 % Variable Account Charge             -        -             -            960,465     1.31      1,257,121
     1.45 % Variable Account Charge             -        -             -            107,765     1.30        141,050
     1.50 % Variable Account Charge             -        -             -             77,320     1.29        101,201
     1.55 % Variable Account Charge             -        -             -          1,519,746     1.30      1,989,134
     1.60 % Variable Account Charge             -        -             -                  -        -              -
     1.65 % Variable Account Charge             -        -             -              9,334     1.29         12,217
     1.70 % Variable Account Charge             -        -             -            763,384     1.29        999,158
     1.75 % Variable Account Charge             -        -             -             20,300     1.29         26,570
     1.80 % Variable Account Charge             -        -             -             61,967     1.29         81,106
     1.85 % Variable Account Charge             -        -             -             44,531     1.29         58,285
     1.90 % Variable Account Charge             -        -             -            147,058     1.29        192,477
     1.95 % Variable Account Charge             -        -             -             41,480     1.10         54,291
     2.00 % Variable Account Charge             -        -             -                  -        -              -
     2.05 % Variable Account Charge             -        -             -             33,581     1.09         43,953
     2.10 % Variable Account Charge             -        -             -                  -        -              -
     2.15 % Variable Account Charge             -        -             -                  -        -              -
     2.20 % Variable Account Charge             -        -             -                  -        -              -
     2.25 % Variable Account Charge             -        -             -                  -        -              -
     2.30 % Variable Account Charge             -        -             -             61,730     1.09         80,794
     2.35 % Variable Account Charge             -        -             -              4,790     1.09          6,269
     2.40 % Variable Account Charge             -        -             -              5,768     1.09          7,550
     2.45 % Variable Account Charge             -        -             -                  -        -              -
     2.50 % Variable Account Charge             -        -             -                  -        -              -
     2.55 % Variable Account Charge             -        -             -                  -        -              -
     2.60 % Variable Account Charge             -        -             -                  -        -              -
     2.65 % Variable Account Charge             -        -             -             26,279     1.09         34,395
  MultiOption Classic/Achiever          1,811,312     0.49       896,408         16,072,869     0.95     15,325,600
  MultiOption Flex/Single/Select        2,385,377     0.50     1,187,955         16,079,936     0.96     15,440,205
  Waddell and Reed Variable Annuity             -        -             -                  -        -              -
                                        ---------     ----     ---------         ----------     ----     ----------
                                        4,454,644              2,218,878         39,302,023              39,944,195
                                        ---------     ----     ---------         ----------     ----     ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                             FIDELITY VIP EQUITY-INCOME                  FIDELITY VIP MID-CAP
                                        ----------------------------------       -----------------------------------
                                           Units                                    Units
                                        Outstanding    AUV      Net Assets       Outstanding    AUV      Net Assets
                                        -----------    ----     ----------       -----------    ----     -----------
Contracts
  Adjustable Income Annuity                      -        -              -                 -       -              -
  MegAnnuity                               450,083     1.17        528,429           433,812    1.64        712,428
  MultiOption Advisor
     1.20 % Variable Account Charge     10,549,576     1.24     13,111,841         2,115,381    1.48      3,139,577
     1.35 % Variable Account Charge      4,267,122     1.24      5,302,570         1,339,048    1.48      1,987,020
     1.45 % Variable Account Charge      1,207,461     1.24      1,500,456           183,341    1.48        272,061
     1.50 % Variable Account Charge        262,765     1.27        326,526            65,573    1.52         97,303
     1.55 % Variable Account Charge      5,940,167     1.24      7,381,550         1,220,499    1.47      1,811,094
     1.60 % Variable Account Charge        247,653     1.09        307,745                 -       -              -
     1.65 % Variable Account Charge        120,016     1.26        149,137             6,947    1.51         10,309
     1.70 % Variable Account Charge      3,350,658     1.26      4,163,679           940,529    1.51      1,395,642
     1.75 % Variable Account Charge         71,830     1.26         89,259             3,286    1.51          4,876
     1.80 % Variable Account Charge      1,033,491     1.26      1,284,259           156,147    1.51        231,705
     1.85 % Variable Account Charge        379,823     1.26        471,983            37,141    1.51         55,113
     1.90 % Variable Account Charge        406,766     1.26        505,463            55,533    1.51         82,404
     1.95 % Variable Account Charge        698,478     1.09        867,954            32,647    1.19         48,444
     2.00 % Variable Account Charge         24,448     1.09         30,380             3,868    1.19          5,740
     2.05 % Variable Account Charge        469,932     1.09        583,954            14,872    1.19         22,068
     2.10 % Variable Account Charge              -        -              -                 -       -              -
     2.15 % Variable Account Charge        182,597     1.09        226,900            14,115    1.19         20,945
     2.20 % Variable Account Charge         95,112     1.09        118,189             6,905    1.19         10,246
     2.25 % Variable Account Charge        142,760     1.09        177,397                 -       -              -
     2.30 % Variable Account Charge         94,026     1.09        116,839                 -       -              -
     2.35 % Variable Account Charge          4,949     1.09          6,149                 -       -              -
     2.40 % Variable Account Charge         67,483     1.08         83,856             5,208    1.19          7,729
     2.45 % Variable Account Charge              -        -              -                 -       -              -
     2.50 % Variable Account Charge              -        -              -                 -       -              -
     2.55 % Variable Account Charge         18,262     1.08         22,693                 -       -              -
     2.60 % Variable Account Charge              -        -              -                 -       -              -
     2.65 % Variable Account Charge         40,006     1.08         49,712                 -       -              -
  MultiOption Classic/Achiever          19,093,654     1.11     21,143,731         9,564,294    1.55     14,814,771
  MultiOption Flex/Single/Select        16,801,030     1.12     18,736,260         9,321,211    1.56     14,539,776
  Waddell and Reed Variable Annuity              -        -              -                 -       -              -
                                        ----------     ----     ----------        ----------    ----     ----------
                                        66,020,149              77,286,911        25,520,356             39,269,248
                                        ----------     ----     ----------        ----------    ----     ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                        FRANKLIN LARGE CAP GROWTH SECURITIES           FRANKLIN MUTUAL SHARES SECURITIES
                                       ---------------------------------------      ---------------------------------------
                                          Units                                        Units
                                       Outstanding       AUV        Net Assets      Outstanding       AUV        Net Assets
                                       -----------     --------     ----------      -----------     --------     ----------
Contracts
  Adjustable Income Annuity                    -              -              -              -              -              -
  MegAnnuity                                   -              -              -              -              -              -
  MultiOption Advisor
    1.20 % Variable Account Charge       568,915           1.19        676,217        679,771           1.25        848,932
    1.35 % Variable Account Charge       385,746           1.19        458,490        508,548           1.25        634,979
    1.45 % Variable Account Charge        15,017           1.18         17,849         52,708           1.24         65,812
    1.50 % Variable Account Charge        17,109           1.20         20,336         20,853           1.23         26,037
    1.55 % Variable Account Charge       160,471           1.18        190,731        598,180           1.24        746,890
    1.60 % Variable Account Charge             -              -              -              -              -              -
    1.65 % Variable Account Charge        15,068           1.19         17,909              -              -              -
    1.70 % Variable Account Charge       186,685           1.19        221,888        236,017           1.23        294,691
    1.75 % Variable Account Charge        20,464           1.19         24,323              -              -              -
    1.80 % Variable Account Charge        29,662           1.19         35,255         67,952           1.22         84,845
    1.85 % Variable Account Charge             -              -              -         59,195           1.22         73,911
    1.90 % Variable Account Charge        23,799           1.19         28,287         21,063           1.22         26,300
    1.95 % Variable Account Charge         1,271           1.05          1,511         42,372           1.10         52,906
    2.00 % Variable Account Charge             -              -              -          3,930           1.10          4,907
    2.05 % Variable Account Charge             -              -              -          7,972           1.10          9,954
    2.10 % Variable Account Charge             -              -              -              -              -              -
    2.15 % Variable Account Charge             -              -              -              -              -              -
    2.20 % Variable Account Charge             -              -              -              -              -              -
    2.25 % Variable Account Charge             -              -              -              -              -              -
    2.30 % Variable Account Charge             -              -              -             69           1.10             86
    2.35 % Variable Account Charge             -              -              -              -              -              -
    2.40 % Variable Account Charge             -              -              -          6,013           1.10          7,507
    2.45 % Variable Account Charge             -              -              -              -              -              -
    2.50 % Variable Account Charge             -              -              -              -              -              -
    2.55 % Variable Account Charge             -              -              -              -              -              -
    2.60 % Variable Account Charge             -              -              -              -              -              -
    2.65 % Variable Account Charge             -              -              -              -              -              -
  MultiOption Classic/Achiever           593,181           1.02        606,323      1,596,823           1.07      1,708,296
  MultiOption Flex/Single/Select               -              -              -              -              -              -
  Waddell and Reed Variable Annuity            -              -              -              -              -              -
                                       ---------           ----      ---------      ---------           ----      ---------
                                       2,017,389                     2,299,117      3,901,467                     4,586,054
                                       ---------           ----      ---------      ---------           ----      ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                          FRANKLIN SMALL CAP              TEMPLETON DEVELOPING MARKETS SECURITIES
                                               ---------------------------------------    ----------------------------------------
                                                   Units                                     Units
                                                Outstanding      AUV        Net Assets     Outstanding      AUV         Net Assets
                                               ------------     ------      ----------    ------------     ------      -----------
Contracts
  Adjustable Income Annuity                             -            -               -             -            -                -
  MegAnnuity                                      489,212         0.68         331,012       542,271         0.87          469,291
  MultiOption Advisor
    1.20 % Variable Account Charge                948,921         1.29       1,226,184       831,151         1.57        1,307,898
    1.35 % Variable Account Charge                435,657         1.29         562,853       322,743         1.57          507,752
    1.45 % Variable Account Charge                 20,573         1.29          26,579        51,998         1.57           81,806
    1.50 % Variable Account Charge                 62,232         1.32          80,401        62,209         1.55           97,870
    1.55 % Variable Account Charge                599,493         1.28         774,519       396,066         1.56          623,102
    1.60 % Variable Account Charge                      -            -               -           193         1.18              303
    1.65 % Variable Account Charge                      -            -               -         5,312         1.55            8,357
    1.70 % Variable Account Charge                403,664         1.32         521,514       213,502         1.55          335,887
    1.75 % Variable Account Charge                      -            -               -         3,159         1.54            4,970
    1.80 % Variable Account Charge                111,431         1.31         143,963        27,283         1.54           42,922
    1.85 % Variable Account Charge                 23,506         1.31          30,368        33,093         1.54           52,062
    1.90 % Variable Account Charge                 55,347         1.31          71,506        18,640         1.54           29,324
    1.95 % Variable Account Charge                      -            -               -         1,495         1.17            2,352
    2.00 % Variable Account Charge                  3,185         1.05           4,115         1,322         1.17            2,080
    2.05 % Variable Account Charge                  6,143         1.05           7,936        20,661         1.17           32,503
    2.10 % Variable Account Charge                      -            -               -             -            -                -
    2.15 % Variable Account Charge                      -            -               -             -            -                -
    2.20 % Variable Account Charge                  4,043         1.05           5,224         2,484         1.17            3,908
    2.25 % Variable Account Charge                      -            -               -             -            -                -
    2.30 % Variable Account Charge                      -            -               -         8,776         1.17           13,806
    2.35 % Variable Account Charge                      -            -               -         2,165         1.17            3,406
    2.40 % Variable Account Charge                      -            -               -         6,776         1.17           10,659
    2.45 % Variable Account Charge                      -            -               -             -            -                -
    2.50 % Variable Account Charge                      -            -               -             -            -                -
    2.55 % Variable Account Charge                      -            -               -             -            -                -
    2.60 % Variable Account Charge                      -            -               -             -            -                -
    2.65 % Variable Account Charge                      -            -               -             -            -                -
  MultiOption Classic/Achiever                  9,501,229         0.64       6,101,219     3,752,874         1.16        4,356,728
  MultiOption Flex/Single/Select                8,387,333         0.65       5,419,739     8,865,036         0.80        7,073,883
  Waddell and Reed Variable Annuity                     -            -               -             -            -                -
                                               ----------         ----      ----------    ----------         ----       ----------
                                               21,051,971                   15,307,131    15,169,208                    15,060,867
                                               ----------         ----      ----------    ----------         ----       ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                 TEMPLETON GLOBAL ASSET ALLOCATION                   JANUS ASPEN BALANCED
                                              ---------------------------------------     -----------------------------------------
                                                 Units                                       Units
                                              Outstanding        AUV       Net Assets     Outstanding         AUV        Net Assets
                                              -----------      -------     ----------     -----------       --------     ----------
Contracts
  Adjustable Income Annuity                           -              -              -               -              -              -
  MegAnnuity                                    338,223           1.13        380,908               -              -              -
  MultiOption Advisor                                 -              -              -
    1.20 % Variable Account Charge                                                            921,855           1.12      1,031,498
    1.35 % Variable Account Charge                                                            243,238           1.12        272,129
    1.45 % Variable Account Charge                                                             11,887           1.11         13,299
    1.50 % Variable Account Charge                                                                  -              -              -
    1.55 % Variable Account Charge                                                            566,905           1.11        634,238
    1.60 % Variable Account Charge                                                                  -              -              -
    1.65 % Variable Account Charge                                                                  -              -              -
    1.70 % Variable Account Charge                                                            146,566           1.10        163,974
    1.75 % Variable Account Charge                                                                  -              -              -
    1.80 % Variable Account Charge                                                             19,384           1.10         21,687
    1.85 % Variable Account Charge                                                                  -              -              -
    1.90 % Variable Account Charge                                                              4,827           1.09          5,400
    1.95 % Variable Account Charge                                                                  -              -              -
    2.00 % Variable Account Charge                                                                  -              -              -
    2.05 % Variable Account Charge                                                              8,886           1.04          9,942
    2.10 % Variable Account Charge                                                                  -              -              -
    2.15 % Variable Account Charge                                                                  -              -              -
    2.20 % Variable Account Charge                                                                  -              -              -
    2.25 % Variable Account Charge                                                                  -              -              -
    2.30 % Variable Account Charge                                                                  -              -              -
    2.35 % Variable Account Charge                                                                  -              -              -
    2.40 % Variable Account Charge                                                              6,717           1.04          7,515
    2.45 % Variable Account Charge                                                                  -              -              -
    2.50 % Variable Account Charge                                                                  -              -              -
    2.55 % Variable Account Charge                                                                  -              -              -
    2.60 % Variable Account Charge                                                                  -              -              -
    2.65 % Variable Account Charge                                                                  -              -              -
  MultiOption Classic/Achiever                2,993,401           1.07      3,199,429         888,046           1.04        925,841
  MultiOption Flex/Single/Select              2,761,063           1.08      2,969,747               -              -              -
  Waddell and Reed Variable Annuity                   -              -              -               -              -              -
                                              ---------           ----      ---------       ---------           ----      ---------
                                              6,092,687                     6,550,084       2,818,313                     3,085,523
                                              ---------           ----      ---------       ---------           ----      ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                            JANUS ASPEN CAPITAL APPRECIATION                  JANUS INTERNATIONAL GROWTH
                                       ------------------------------------------      ------------------------------------------
                                          Units                                           Units
                                       Outstanding         AUV         Net Assets      Outstanding         AUV         Net Assets
                                       ------------      --------      ----------      ------------      --------      ----------
Contracts
  Adjustable Income Annuity                     -               -               -               -               -               -
  MegAnnuity                              539,808            0.67         362,664         575,634            0.64         369,175
  MultiOption Advisor
    1.20 % Variable Account Charge        439,813            1.18         519,718         755,737            1.32         995,542
    1.35 % Variable Account Charge        212,838            1.18         251,469         379,770            1.31         499,992
    1.45 % Variable Account Charge          3,124            1.18           3,691          72,196            1.31          95,051
    1.50 % Variable Account Charge         15,486            1.21          18,297          23,973            1.36          31,561
    1.55 % Variable Account Charge        368,027            1.17         434,822         227,405            1.31         299,392
    1.60 % Variable Account Charge              -               -               -               -               -               -
    1.65 % Variable Account Charge         26,639            1.21          31,473           4,079            1.36           5,370
    1.70 % Variable Account Charge         58,788            1.20          69,458         161,655            1.36         212,827
    1.75 % Variable Account Charge              -               -               -          17,603            1.36          23,175
    1.80 % Variable Account Charge         67,505            1.20          79,757          23,811            1.35          31,348
    1.85 % Variable Account Charge            789            1.20             932          41,605            1.35          54,775
    1.90 % Variable Account Charge              -               -               -           8,657            1.35          11,397
    1.95 % Variable Account Charge              -               -               -           6,642            1.05           8,744
    2.00 % Variable Account Charge              -               -               -           4,978            1.05           6,554
    2.05 % Variable Account Charge              -               -               -          21,241            1.05          27,964
    2.10 % Variable Account Charge              -               -               -               -               -               -
    2.15 % Variable Account Charge              -               -               -           6,184            1.05           8,142
    2.20 % Variable Account Charge              -               -               -           3,091            1.05           4,070
    2.25 % Variable Account Charge              -               -               -          29,672            1.05          39,064
    2.30 % Variable Account Charge              -               -               -           9,964            1.05          13,119
    2.35 % Variable Account Charge              -               -               -               -               -               -
    2.40 % Variable Account Charge              -               -               -               -               -               -
    2.45 % Variable Account Charge              -               -               -               -               -               -
    2.50 % Variable Account Charge              -               -               -               -               -               -
    2.55 % Variable Account Charge              -               -               -               -               -               -
    2.60 % Variable Account Charge              -               -               -               -               -               -
    2.65 % Variable Account Charge              -               -               -               -               -               -
  MultiOption Classic/Achiever         14,066,197            0.63       8,912,781      12,301,463            0.60       7,441,078
  MultiOption Flex/Single/Select       12,154,489            0.64       7,755,673      10,414,032            0.61       6,345,264
  Waddell and Reed Variable Annuity             -               -               -               -               -               -
                                       ----------            ----      ----------      ----------            ----      ----------
                                       27,953,503                      18,440,733      25,089,393                      16,523,604
                                       ----------            ----      ----------      ----------            ----      ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                             MFS INVESTORS GROWTH STOCK                        MFS MID CAP GROWTH
                                       ---------------------------------------      ---------------------------------------
                                          Units                                       Units
                                       Outstanding        AUV       Net Assets      Outstanding        AUV       Net Assets
                                       -----------      -------     ----------      -----------      -------     ----------
Contracts
  Adjustable Income Annuity                    -              -              -              -              -              -
  MegAnnuity                                   -              -              -              -              -              -
  MultiOption Advisor
    1.20 % Variable Account Charge       211,072           1.12        236,620        389,583           1.28        498,639
    1.35 % Variable Account Charge       120,272           1.12        134,809        115,463           1.28        147,784
    1.45 % Variable Account Charge        29,050           1.12         32,561            999           1.27          1,356
    1.50 % Variable Account Charge        12,737           1.11         14,276         28,621           1.26         36,632
    1.55 % Variable Account Charge       127,538           1.11        142,951        150,908           1.27        193,149
    1.60 % Variable Account Charge             -              -              -              -              -              -
    1.65 % Variable Account Charge             -              -              -              -              -              -
    1.70 % Variable Account Charge        41,089           1.11         46,054         58,963           1.26         75,468
    1.75 % Variable Account Charge             -              -              -         12,798           1.26         16,381
    1.80 % Variable Account Charge        39,401           1.11         44,162          9,932           1.26         12,712
    1.85 % Variable Account Charge        20,420           1.11         22,887          8,255           1.26         10,565
    1.90 % Variable Account Charge         2,118           1.11          2,374              -              -              -
    1.95 % Variable Account Charge             -              -              -              -              -              -
    2.00 % Variable Account Charge             -              -              -              -              -              -
    2.05 % Variable Account Charge             -              -              -              -              -              -
    2.10 % Variable Account Charge             -              -              -              -              -              -
    2.15 % Variable Account Charge             -              -              -          4,555           1.03          5,830
    2.20 % Variable Account Charge             -              -              -              -              -              -
    2.25 % Variable Account Charge             -              -              -              -              -              -
    2.30 % Variable Account Charge             -              -              -              -              -              -
    2.35 % Variable Account Charge             -              -              -              -              -              -
    2.40 % Variable Account Charge             -              -              -              -              -              -
    2.45 % Variable Account Charge             -              -              -              -              -              -
    2.50 % Variable Account Charge             -              -              -              -              -              -
    2.55 % Variable Account Charge             -              -              -              -              -              -
    2.60 % Variable Account Charge             -              -              -              -              -              -
    2.65 % Variable Account Charge             -              -              -              -              -              -
  MultiOption Classic/Achiever           648,676           0.92        597,304        558,915           0.95        530,864
  MultiOption Flex/Single/Select               -              -              -              -              -              -
  Waddell and Reed Variable Annuity            -              -              -              -              -              -
                                       ---------           ----      ---------      ---------           ----      ---------
                                       1,252,372                     1,273,998      1,338,992                     1,529,380
                                       ---------           ----      ---------      ---------           ----      ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                    MFS NEW DISCOVERY                          MFS VALUE
                                          ------------------------------------   ------------------------------------
                                             Units                                 Units
                                          Outstanding     AUV       Net Assets   Outstanding     AUV       Net Assets
                                          -----------   -------     ----------   -----------   -------     ----------
Contracts
  Adjustable Income Annuity                       -           -              -           -           -              -
  MegAnnuity                                      -           -              -           -           -              -
  MultiOption Advisor
    1.20 % Variable Account Charge        2,154,961        1.19      2,558,249     335,329        1.24        414,579
    1.35 % Variable Account Charge          989,884        1.18      1,175,130     286,055        1.23        353,591
    1.45 % Variable Account Charge          269,455        1.18        320,533       2,928        1.23          3,619
    1.50 % Variable Account Charge           93,021        1.17        110,428      64,493        1.26         79,720
    1.55 % Variable Account Charge        1,321,931        1.18      1,569,307     349,779        1.23        432,358
    1.60 % Variable Account Charge           72,500        0.94         86,067           -           -              -
    1.65 % Variable Account Charge           23,189        1.17         27,528           -           -              -
    1.70 % Variable Account Charge          946,637        1.17      1,123,778     105,931        1.26        130,940
    1.75 % Variable Account Charge            4,307        1.17          5,113           -           -              -
    1.80 % Variable Account Charge          108,154        1.17        128,392      18,674        1.26         23,083
    1.85 % Variable Account Charge           92,784        1.17        110,146      20,706        1.26         25,595
    1.90 % Variable Account Charge          103,836        1.16        123,266      11,500        1.26         14,214
    1.95 % Variable Account Charge          201,429        0.93        239,121           -           -              -
    2.00 % Variable Account Charge                -           -              -           -           -              -
    2.05 % Variable Account Charge          135,684        0.93        161,073           -           -              -
    2.10 % Variable Account Charge                -           -              -           -           -              -
    2.15 % Variable Account Charge           46,375        0.93         55,052           -           -              -
    2.20 % Variable Account Charge           19,036        0.93         22,597           -           -              -
    2.25 % Variable Account Charge                -           -              -           -           -              -
    2.30 % Variable Account Charge           21,468        0.93         25,485           -           -              -
    2.35 % Variable Account Charge                -           -              -           -           -              -
    2.40 % Variable Account Charge           27,350        0.93         32,467           -           -              -
    2.45 % Variable Account Charge                -           -              -           -           -              -
    2.50 % Variable Account Charge                -           -              -           -           -              -
    2.55 % Variable Account Charge            2,860        0.93          3,395           -           -              -
    2.60 % Variable Account Charge                -           -              -           -           -              -
    2.65 % Variable Account Charge            9,631        0.93         11,433           -           -              -
  MultiOption Classic/Achiever            1,935,722        0.90      1,751,667   1,500,964        1.06      1,588,059
  MultiOption Flex/Single/Select                  -           -              -           -           -              -
  Waddell and Reed Variable Annuity               -           -              -           -           -              -
                                          ---------        ----      ---------   ---------        ----      ---------
                                          8,580,211                  9,640,227   2,696,360                  3,065,758
                                          ---------        ----      ---------   ---------        ----      ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                              OPPENHEIMER CAPITAL APPRECIATION                     OPPENHEIMER HIGH INCOME
                                         -----------------------------------------      ------------------------------------------
                                            Units                                         Units
                                         Outstanding        AUV         Net Assets      Outstanding         AUV         Net Assets
                                         -----------      --------      ----------      -----------       --------      ----------
Contracts
  Adjustable Income Annuity                      -               -               -               -               -               -
  MegAnnuity                                     -               -               -               -               -               -
  MultiOption Advisor
    1.20 % Variable Account Charge         586,667            1.19         700,943       2,723,605            1.25       3,392,517
    1.35 % Variable Account Charge         686,951            1.19         820,631       1,427,533            1.24       1,777,775
    1.45 % Variable Account Charge          11,510            1.19          13,750         422,317            1.24         525,930
    1.50 % Variable Account Charge          79,269            1.20          94,694          69,678            1.15          86,773
    1.55 % Variable Account Charge         179,851            1.19         214,848       2,538,430            1.24       3,161,213
    1.60 % Variable Account Charge               -               -               -          80,620            1.07         100,400
    1.65 % Variable Account Charge          14,806            1.19          17,687          27,674            1.15          34,463
    1.70 % Variable Account Charge         196,672            1.19         234,942         800,554            1.15         996,959
    1.75 % Variable Account Charge               -               -               -          35,962            1.14          44,785
    1.80 % Variable Account Charge               -               -               -         441,547            1.14         549,873
    1.85 % Variable Account Charge               -               -               -          76,444            1.14          95,198
    1.90 % Variable Account Charge          28,556            1.19          34,113          77,435            1.14          96,433
    1.95 % Variable Account Charge               -               -               -         230,811            1.07         287,435
    2.00 % Variable Account Charge           6,261            1.03           7,480           7,751            1.07           9,652
    2.05 % Variable Account Charge          11,628            1.03          13,890          89,815            1.07         111,849
    2.10 % Variable Account Charge               -               -               -               -               -               -
    2.15 % Variable Account Charge          20,120            1.02          24,035          67,188            1.07          83,670
    2.20 % Variable Account Charge           8,525            1.02          10,183          23,241            1.07          28,943
    2.25 % Variable Account Charge               -               -               -          46,980            1.07          58,505
    2.30 % Variable Account Charge               -               -               -          13,304            1.07          16,568
    2.35 % Variable Account Charge               -               -               -               -               -               -
    2.40 % Variable Account Charge               -               -               -               -               -               -
    2.45 % Variable Account Charge               -               -               -               -               -               -
    2.50 % Variable Account Charge               -               -               -               -               -               -
    2.55 % Variable Account Charge               -               -               -           6,299            1.06           7,845
    2.60 % Variable Account Charge               -               -               -               -               -               -
    2.65 % Variable Account Charge               -               -               -          13,857            1.06          17,256
  MultiOption Classic/Achiever           1,937,708            0.98       1,906,705       2,397,530            1.20       2,878,484
  MultiOption Flex/Single/Select                 -               -               -               -               -               -
  Waddell and Reed Variable Annuity              -               -               -               -               -               -
                                         ---------            ----       ---------      ----------            ----      ----------
                                         3,768,523                       4,093,900      11,618,577                      14,362,526
                                         ---------            ----       ---------      ----------            ----      ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                          OPPENHEIMER INTERNATIONAL GROWTH         PUTNAM VT GROWTH AND INCOME
                                        ------------------------------------   ------------------------------------
                                           Units                                 Units
                                        Outstanding     AUV       Net Assets   Outstanding     AUV       Net Assets
                                        -----------   -------     ----------   -----------   -------     ----------
Contracts
  Adjustable Income Annuity                     -           -              -           -           -              -
  MegAnnuity                                    -           -              -           -           -              -
  MultiOption Advisor
    1.20 % Variable Account Charge        637,228        1.40        891,614     434,402        1.21        526,278
    1.35 % Variable Account Charge        488,436        1.40        683,310     143,182        1.21        173,445
    1.45 % Variable Account Charge         36,911        1.39         51,637       4,681        1.21          5,670
    1.50 % Variable Account Charge         38,232        1.46         53,485           -           -              -
    1.55 % Variable Account Charge        182,230        1.39        254,933     170,304        1.20        206,300
    1.60 % Variable Account Charge              -           -              -           -           -              -
    1.65 % Variable Account Charge              -           -              -           -           -              -
    1.70 % Variable Account Charge        394,926        1.46        552,486      88,575        1.24        107,296
    1.75 % Variable Account Charge              -           -              -      20,727        1.24         25,108
    1.80 % Variable Account Charge         55,434        1.46         77,550      18,794        1.24         22,766
    1.85 % Variable Account Charge         76,808        1.46        107,452           -           -              -
    1.90 % Variable Account Charge         13,223        1.46         18,498      10,753        1.24         13,025
    1.95 % Variable Account Charge              -           -              -           -           -              -
    2.00 % Variable Account Charge              -           -              -           -           -              -
    2.05 % Variable Account Charge          2,379        1.06          3,328       6,402        1.08          7,755
    2.10 % Variable Account Charge              -           -              -           -           -              -
    2.15 % Variable Account Charge         13,438        1.06         18,800           -           -              -
    2.20 % Variable Account Charge         10,432        1.06         14,594           -           -              -
    2.25 % Variable Account Charge              -           -              -           -           -              -
    2.30 % Variable Account Charge          6,854        1.06          9,588           -           -              -
    2.35 % Variable Account Charge          2,202        1.06          3,080           -           -              -
    2.40 % Variable Account Charge              -           -              -           -           -              -
    2.45 % Variable Account Charge              -           -              -           -           -              -
    2.50 % Variable Account Charge              -           -              -           -           -              -
    2.55 % Variable Account Charge              -           -              -           -           -              -
    2.60 % Variable Account Charge              -           -              -           -           -              -
    2.65 % Variable Account Charge              -           -              -           -           -              -
  MultiOption Classic/Achiever          1,177,074        1.00      1,182,943     523,559        1.03        541,570
  MultiOption Flex/Single/Select                -           -              -           -           -              -
  Waddell and Reed Variable Annuity             -           -              -           -           -              -
                                        ---------        ----      ---------   ---------        ----      ---------
                                        3,135,807                  3,923,298   1,421,378                  1,629,213
                                        ---------        ----      ---------   ---------        ----      ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                           PUTNAM VT INTERNATIONAL GROWTH           PUTNAM VT NEW OPPORTUNITIES
                                        -------------------------------------    -----------------------------------
                                          Units                                     Units
                                        Outstanding      AUV       Net Assets    Outstanding      AUV     Net Assets
                                        -----------    -------     ----------    -----------    -------   ----------
Contracts
  Adjustable Income Annuity                     -            -              -            -            -            -
  MegAnnuity                                    -            -              -            -            -            -
  MultiOption Advisor
    1.20 % Variable Account Charge      1,829,701         1.25      2,280,700       35,426         1.21       42,975
    1.35 % Variable Account Charge      1,242,486         1.24      1,548,228       42,416         1.21       51,446
    1.45 % Variable Account Charge        338,795         1.24        422,163            -            -            -
    1.50 % Variable Account Charge         51,638         1.27         64,344            -            -            -
    1.55 % Variable Account Charge      1,409,300         1.24      1,756,082       59,328         1.21       71,959
    1.60 % Variable Account Charge         68,590         1.08         85,467            -            -            -
    1.65 % Variable Account Charge         39,594         1.26         49,336            -            -            -
    1.70 % Variable Account Charge        619,104         1.26        771,442            -            -            -
    1.75 % Variable Account Charge              -            -              -            -            -            -
    1.80 % Variable Account Charge        131,723         1.26        164,134            -            -            -
    1.85 % Variable Account Charge         63,411         1.26         79,014            -            -            -
    1.90 % Variable Account Charge        116,643         1.26        145,344            -            -            -
    1.95 % Variable Account Charge        161,995         1.07        201,854        3,926         1.00        4,761
    2.00 % Variable Account Charge          7,269         1.07          9,057            -            -            -
    2.05 % Variable Account Charge        134,292         1.07        167,335            -            -            -
    2.10 % Variable Account Charge              -            -              -            -            -            -
    2.15 % Variable Account Charge         41,355         1.07         51,531            -            -            -
    2.20 % Variable Account Charge         12,805         1.07         15,955            -            -            -
    2.25 % Variable Account Charge              -            -              -            -            -            -
    2.30 % Variable Account Charge         14,685         1.07         18,298            -            -            -
    2.35 % Variable Account Charge              -            -              -            -            -            -
    2.40 % Variable Account Charge         27,507         1.07         34,275            -            -            -
    2.45 % Variable Account Charge              -            -              -            -            -            -
    2.50 % Variable Account Charge              -            -              -            -            -            -
    2.55 % Variable Account Charge          7,428         1.07          9,255            -            -            -
    2.60 % Variable Account Charge              -            -              -            -            -            -
    2.65 % Variable Account Charge         13,597         1.06         16,942            -            -            -
  MultiOption Classic/Achiever          2,091,290         1.03      2,146,829      124,175         0.96      119,644
  MultiOption Flex/Single/Select                -            -              -            -            -            -
  Waddell and Reed Variable Annuity             -            -              -            -            -            -
                                        ---------         ----     ----------      -------         ----      -------
                                        8,423,209                  10,037,587      265,270                   290,785
                                        ---------         ----     ----------      -------         ----      -------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                 PUTNAM VT NEW VALUE                       PUTNAM VT VOYAGER
                                        ------------------------------------      ------------------------------------
                                           Units                                     Units
                                        Outstanding     AUV       Net Assets      Outstanding     AUV       Net Assets
                                        -----------    ------     ----------      -----------    ------     ----------
Contracts
  Adjustable Income Annuity                     -           -              -              -           -              -
  MegAnnuity                                    -           -              -              -           -              -
  MultiOption Advisor
    1.20 % Variable Account Charge        245,795        1.29        315,994        131,826        1.12        148,186
    1.35 % Variable Account Charge        194,651        1.28        250,189         43,204        1.12         48,509
    1.45 % Variable Account Charge          1,387        1.28          1,782         16,204        1.12         18,194
    1.50 % Variable Account Charge         27,295        1.34         35,082          4,559        1.12          5,119
    1.55 % Variable Account Charge        533,867        1.28        686,185         62,470        1.12         70,140
    1.60 % Variable Account Charge              -           -              -              -           -              -
    1.65 % Variable Account Charge              -           -              -              -           -              -
    1.70 % Variable Account Charge         90,508        1.33        116,331         65,297        1.12         73,314
    1.75 % Variable Account Charge              -           -              -              -           -              -
    1.80 % Variable Account Charge            839        1.33          1,078         30,091        1.12         33,786
    1.85 % Variable Account Charge              -           -              -              -           -              -
    1.90 % Variable Account Charge         23,440        1.33         30,127          2,097        1.11          2,354
    1.95 % Variable Account Charge              -           -              -              -           -              -
    2.00 % Variable Account Charge              -           -              -              -           -              -
    2.05 % Variable Account Charge              -           -              -              -           -              -
    2.10 % Variable Account Charge              -           -              -              -           -              -
    2.15 % Variable Account Charge              -           -              -              -           -              -
    2.20 % Variable Account Charge              -           -              -              -           -              -
    2.25 % Variable Account Charge              -           -              -              -           -              -
    2.30 % Variable Account Charge              -           -              -         15,339        0.97         17,222
    2.35 % Variable Account Charge              -           -              -              -           -              -
    2.40 % Variable Account Charge              -           -              -              -           -              -
    2.45 % Variable Account Charge              -           -              -              -           -              -
    2.50 % Variable Account Charge              -           -              -              -           -              -
    2.55 % Variable Account Charge              -           -              -              -           -              -
    2.60 % Variable Account Charge              -           -              -              -           -              -
    2.65 % Variable Account Charge              -           -              -              -           -              -
  MultiOption Classic/Achiever            398,613        1.13        449,940        397,004        0.92        364,894
  MultiOption Flex/Single/Select                -           -              -              -           -              -
  Waddell and Reed Variable Annuity             -           -              -              -           -              -
                                        ---------        ----      ---------        -------        ----        -------
                                        1,516,393                  1,886,707        768,090                    781,717
                                        ---------        ----      ---------        -------        ----        -------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                  VAN KAMPEN COMSTOCK              VAN KAMPEN EMERGING GROWTH
                                           ---------------------------------   ----------------------------------
                                              Units                               Units
                                           Outstanding    AUV     Net Assets   Outstanding    AUV      Net Assets
                                           -----------   ------   ----------   -----------   ------    ----------
Contracts
  Adjustable Income Annuity                         -        -            -             -        -            -
  MegAnnuity                                        -        -            -             -        -            -
  MultiOption Advisor
      1.20 % Variable Account Charge          609,253     1.31      795,515        52,301     1.15       60,207
      1.35 % Variable Account Charge          861,149     1.30    1,124,137        82,446     1.15       94,885
      1.45 % Variable Account Charge           77,110     1.30      100,659           500     1.15          575
      1.50 % Variable Account Charge           17,985     1.33       23,478         6,776     1.14        7,799
      1.55 % Variable Account Charge          657,646     1.30      858,481        28,797     1.14       33,142
      1.60 % Variable Account Charge                -        -            -             -        -            -
      1.65 % Variable Account Charge                -        -            -             -        -            -
      1.70 % Variable Account Charge          331,632     1.32      432,906        35,215     1.14       40,528
      1.75 % Variable Account Charge                -        -            -             -        -            -
      1.80 % Variable Account Charge           17,176     1.32       22,421             -        -            -
      1.85 % Variable Account Charge           39,743     1.32       51,880             -        -            -
      1.90 % Variable Account Charge           30,422     1.32       39,712             -        -            -
      1.95 % Variable Account Charge                -        -            -             -        -            -
      2.00 % Variable Account Charge            7,761     1.14       10,130             -        -            -
      2.05 % Variable Account Charge           34,059     1.14       44,459             -        -            -
      2.10 % Variable Account Charge                -        -            -             -        -            -
      2.15 % Variable Account Charge                -        -            -             -        -            -
      2.20 % Variable Account Charge           16,355     1.13       21,350             -        -            -
      2.25 % Variable Account Charge                -        -            -             -        -            -
      2.30 % Variable Account Charge                -        -            -             -        -            -
      2.35 % Variable Account Charge                -        -            -             -        -            -
      2.40 % Variable Account Charge                -        -            -             -        -            -
      2.45 % Variable Account Charge                -        -            -             -        -            -
      2.50 % Variable Account Charge                -        -            -             -        -            -
      2.55 % Variable Account Charge                -        -            -             -        -            -
      2.60 % Variable Account Charge                -        -            -             -        -            -
      2.65 % Variable Account Charge                -        -            -             -        -            -
  MultiOption Classic/Achiever                      -        -            -             -        -            -
  MultiOption Flex/Single/Select                    -        -            -             -        -            -
  Waddell and Reed Variable Annuity                 -        -            -             -        -            -
                                            ---------     ----    ---------       -------     ----      -------
                                            2,700,291             3,525,129       206,036               237,135
                                            ---------     ----    ---------       -------     ----      -------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                             VAN KAMPEN GROWTH AND INCOME            WADDELL & REED BALANCED
                                           --------------------------------     ----------------------------------
                                              Units                               Units
                                           Outstanding    AUV     Net Assets   Outstanding     AUV     Net Assets
                                           -----------   ------   ----------   -----------   ------    -----------
Contracts
  Adjustable Income Annuity                         -        -            -             -        -               -
  MegAnnuity                                        -        -            -     1,351,710     3.63       4,902,723
  MultiOption Advisor
      1.20 % Variable Account Charge          159,200     1.25      198,373     1,176,441     1.07       1,257,404
      1.35 % Variable Account Charge          286,931     1.24      357,462       507,636     1.07         542,384
      1.45 % Variable Account Charge            3,228     1.24        4,022        27,686     1.07          29,581
      1.50 % Variable Account Charge                -        -            -         8,459     1.07           9,038
      1.55 % Variable Account Charge           98,184     1.24      122,317     3,038,576     1.06       3,246,552
      1.60 % Variable Account Charge                -        -            -        36,839     1.05          39,360
      1.65 % Variable Account Charge                -        -            -        22,707     1.06          24,261
      1.70 % Variable Account Charge           73,166     1.27       91,150     1,086,813     1.06       1,161,196
      1.75 % Variable Account Charge                -        -            -             -        -               -
      1.80 % Variable Account Charge           36,583     1.27       45,575        53,579     1.06          57,245
      1.85 % Variable Account Charge                -        -            -             -        -               -
      1.90 % Variable Account Charge            8,069     1.26       10,052       100,869     1.06         107,772
      1.95 % Variable Account Charge                -        -            -        53,709     1.05          57,385
      2.00 % Variable Account Charge                -        -            -         4,587     1.05           4,901
      2.05 % Variable Account Charge                -        -            -        25,880     1.05          27,651
      2.10 % Variable Account Charge                -        -            -             -        -               -
      2.15 % Variable Account Charge                -        -            -             -        -               -
      2.20 % Variable Account Charge                -        -            -             -        -               -
      2.25 % Variable Account Charge                -        -            -             -        -               -
      2.30 % Variable Account Charge                -        -            -        33,704     1.05          36,010
      2.35 % Variable Account Charge                -        -            -             -        -               -
      2.40 % Variable Account Charge                -        -            -         6,989     1.04           7,467
      2.45 % Variable Account Charge                -        -            -             -        -               -
      2.50 % Variable Account Charge                -        -            -             -        -               -
      2.55 % Variable Account Charge                -        -            -             -        -               -
      2.60 % Variable Account Charge                -        -            -             -        -               -
      2.65 % Variable Account Charge                -        -            -             -        -               -
  MultiOption Classic/Achiever                      -        -            -    20,760,923     0.89      18,435,993
  MultiOption Flex/Single/Select                    -        -            -    52,286,917     3.64     190,285,008
  Waddell and Reed Variable Annuity                 -        -            -       631,519     1.01         639,623
                                              -------     ----      -------    ----------     ----     -----------
                                              665,361               828,950    81,215,543              220,871,556
                                              -------     ----      -------    ----------     ----     -----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                  WADDELL & REED GROWTH           WADDELL & REED INTERNATIONAL II
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV     Net Assets
                                           -----------   ------   -----------   -----------   -----    -----------
Contracts
  Adjustable Income Annuity                         -        -              -            -        -              -
  MegAnnuity                                3,036,529     2.78      8,456,444    1,780,394     2.94      5,240,667
  MultiOption Advisor
      1.20 % Variable Account Charge          396,500     1.02        403,533    4,433,026     1.46      6,471,115
      1.35 % Variable Account Charge          220,977     1.02        224,806    1,955,269     1.46      2,853,667
      1.45 % Variable Account Charge            7,246     1.01          7,372      475,399     1.45        693,831
      1.50 % Variable Account Charge           15,907     1.01         16,183      128,970     1.49        188,228
      1.55 % Variable Account Charge        1,401,856     1.01      1,426,140    3,180,379     1.45      4,641,659
      1.60 % Variable Account Charge                -        -              -       97,504     1.15        142,304
      1.65 % Variable Account Charge                -        -              -       45,645     1.49         66,618
      1.70 % Variable Account Charge          340,969     1.01        346,874    1,931,355     1.49      2,818,738
      1.75 % Variable Account Charge                -        -              -       32,766     1.49         47,821
      1.80 % Variable Account Charge            8,952     1.01          9,107      144,555     1.49        210,972
      1.85 % Variable Account Charge            1,735     1.01          1,765      161,106     1.49        235,127
      1.90 % Variable Account Charge           63,396     1.01         64,494      146,427     1.49        213,704
      1.95 % Variable Account Charge                -        -              -      310,462     1.14        453,104
      2.00 % Variable Account Charge                -        -              -       11,243     1.14         16,409
      2.05 % Variable Account Charge           17,039     0.99         17,334      189,573     1.14        276,672
      2.10 % Variable Account Charge                -        -              -            -        -              -
      2.15 % Variable Account Charge                -        -              -       76,316     1.14        111,379
      2.20 % Variable Account Charge            9,192     0.99          9,351       43,465     1.14         63,434
      2.25 % Variable Account Charge                -        -              -       66,029     1.14         96,366
      2.30 % Variable Account Charge                -        -              -       34,856     1.14         50,870
      2.35 % Variable Account Charge                -        -              -            -        -              -
      2.40 % Variable Account Charge                -        -              -       26,923     1.14         39,292
      2.45 % Variable Account Charge                -        -              -            -        -              -
      2.50 % Variable Account Charge                -        -              -            -        -              -
      2.55 % Variable Account Charge                -        -              -        2,844     1.13          4,150
      2.60 % Variable Account Charge                -        -              -            -        -              -
      2.65 % Variable Account Charge                -        -              -        3,111     1.13          4,540
  MultiOption Classic/Achiever             27,398,833     0.58     15,855,571   14,692,006     1.15     16,915,370
  MultiOption Flex/Single/Select           41,791,539     3.31    138,180,259   41,727,818     2.61    109,102,739
  Waddell and Reed Variable Annuity         2,756,056     0.98      2,706,713      628,934     1.04        652,413
                                           ----------     ----    -----------   ----------     ----    -----------
                                           77,466,726             167,725,945   72,326,376             151,611,187
                                           ----------     ----    -----------   ----------     ----    -----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                            WADDELL & REED SMALL CAP GROWTH             WADDELL & REED VALUE
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV     Net Assets
                                           -----------   ------   -----------   -----------   -----    -----------
Contracts
  Adjustable Income Annuity                         -        -             -             -        -             -
  MegAnnuity                                1,461,949     2.00     2,928,741       768,976     2.20     1,690,918
  MultiOption Advisor
      1.20 % Variable Account Charge          586,907     1.05       614,297       310,700     1.13       351,008
      1.35 % Variable Account Charge          233,771     1.04       244,472        86,754     1.13        97,994
      1.45 % Variable Account Charge           11,045     1.04        11,551        20,153     1.13        22,764
      1.50 % Variable Account Charge           29,218     1.04        30,556             -        -             -
      1.55 % Variable Account Charge          372,103     1.04       389,133       265,174     1.13       299,527
      1.60 % Variable Account Charge                -        -             -             -        -             -
      1.65 % Variable Account Charge                -        -             -             -        -             -
      1.70 % Variable Account Charge          384,169     1.04       401,749       176,765     1.12       199,665
      1.75 % Variable Account Charge                -        -             -             -        -             -
      1.80 % Variable Account Charge           13,880     1.04        14,515             -        -             -
      1.85 % Variable Account Charge           12,584     1.04        13,160             -        -             -
      1.90 % Variable Account Charge           44,810     1.04        46,861        43,750     1.12        49,418
      1.95 % Variable Account Charge            8,220     1.02         8,596        13,583     1.10        15,343
      2.00 % Variable Account Charge                -        -             -             -        -             -
      2.05 % Variable Account Charge           16,456     1.02        17,209        28,968     1.10        32,721
      2.10 % Variable Account Charge                -        -             -             -        -             -
      2.15 % Variable Account Charge            8,506     1.02         8,895        29,499     1.10        33,320
      2.20 % Variable Account Charge            4,450     1.02         4,653             -        -             -
      2.25 % Variable Account Charge                -        -             -             -        -             -
      2.30 % Variable Account Charge           17,939     1.02        18,760             -        -             -
      2.35 % Variable Account Charge                -        -             -             -        -             -
      2.40 % Variable Account Charge                -        -             -         6,631     1.09         7,490
      2.45 % Variable Account Charge                -        -             -             -        -             -
      2.50 % Variable Account Charge                -        -             -             -        -             -
      2.55 % Variable Account Charge                -        -             -             -        -             -
      2.60 % Variable Account Charge                -        -             -             -        -             -
      2.65 % Variable Account Charge                -        -             -             -        -             -
  MultiOption Classic/Achiever              9,252,025     0.98     9,086,895     6,912,688     0.93     6,408,888
  MultiOption Flex/Single/Select           31,898,324     1.80    57,566,420    27,994,391     1.96    54,891,287
  Waddell and Reed Variable Annuity         1,158,952     0.96     1,116,466     1,689,659     1.01     1,705,855
                                           ----------     ----    ----------    ----------     ----    ----------
                                           45,515,310             72,522,928    38,347,692             65,806,197
                                           ----------     ----    ----------    ----------     ----    ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                            WADDELL & REED MICRO-CAP GROWTH      WADDELL & REED SMALL CAP VALUE
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV     Net Assets
                                           -----------   ------   ----------    -----------   -----    -----------
Contracts
  Adjustable Income Annuity                         -        -             -             -        -             -
  MegAnnuity                                  431,134     1.33       573,531     1,077,224     1.64     1,766,501
  MultiOption Advisor
      1.20 % Variable Account Charge          448,092     1.39       620,779     1,939,796     1.43     2,774,885
      1.35 % Variable Account Charge          178,985     1.38       247,929       596,391     1.43       853,000
      1.45 % Variable Account Charge           10,222     1.38        14,160        75,521     1.42       108,016
      1.50 % Variable Account Charge            2,359     1.36         3,268        58,468     1.49        83,625
      1.55 % Variable Account Charge          492,761     1.38       682,564     1,005,217     1.42     1,437,725
      1.60 % Variable Account Charge                -        -             -             -        -             -
      1.65 % Variable Account Charge                -        -             -        15,070     1.48        21,554
      1.70 % Variable Account Charge          113,543     1.35       157,278       539,452     1.48       771,555
      1.75 % Variable Account Charge            1,577     1.35         2,185        20,392     1.48        29,166
      1.80 % Variable Account Charge           24,699     1.35        34,212       233,553     1.48       334,040
      1.85 % Variable Account Charge           37,598     1.35        52,079        96,895     1.48       138,584
      1.90 % Variable Account Charge            6,584     1.35         9,120        13,210     1.48        18,893
      1.95 % Variable Account Charge                -        -             -        33,974     1.12        48,592
      2.00 % Variable Account Charge                -        -             -         6,870     1.12         9,826
      2.05 % Variable Account Charge                -        -             -        35,234     1.12        50,393
      2.10 % Variable Account Charge                -        -             -             -        -             -
      2.15 % Variable Account Charge                -        -             -         8,586     1.12        12,280
      2.20 % Variable Account Charge                -        -             -        11,350     1.12        16,233
      2.25 % Variable Account Charge                -        -             -        39,095     1.12        55,915
      2.30 % Variable Account Charge                -        -             -        24,056     1.12        34,405
      2.35 % Variable Account Charge                -        -             -             -        -             -
      2.40 % Variable Account Charge                -        -             -         3,454     1.12         4,939
      2.45 % Variable Account Charge                -        -             -             -        -             -
      2.50 % Variable Account Charge                -        -             -             -        -             -
      2.55 % Variable Account Charge                -        -             -             -        -             -
      2.60 % Variable Account Charge                -        -             -             -        -             -
      2.65 % Variable Account Charge                -        -             -             -        -             -
  MultiOption Classic/Achiever              4,776,077     0.96     4,573,187     6,828,718     1.68    11,496,647
  MultiOption Flex/Single/Select            9,704,258     1.34    13,041,613    12,729,187     1.55    19,691,129
  Waddell and Reed Variable Annuity           604,262     0.95       573,614     1,050,863     1.00     1,054,632
                                           ----------     ----    ----------    ----------     ----    ----------
                                           16,832,151             20,585,519    26,442,577             40,812,535
                                           ----------     ----    ----------    ----------     ----    ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                               WADDELL & REED CORE EQUITY         WADDELL & REED ASSET STRATEGY
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV     Net Assets
                                           -----------   ------   -----------   -----------   -----    -----------
Contracts
  Adjustable Income Annuity                         -        -             -             -        -             -
  MegAnnuity                                  323,241     0.97       312,269             -        -             -
  MultiOption Advisor
      1.20 % Variable Account Charge           86,724     1.09        94,635       300,436     1.09       326,975
      1.35 % Variable Account Charge           50,888     1.09        55,521       137,859     1.09       150,003
      1.45 % Variable Account Charge            2,123     1.09         2,317             -        -             -
      1.50 % Variable Account Charge                -        -             -        19,985     1.08        21,745
      1.55 % Variable Account Charge          110,791     1.09       120,876       391,109     1.08       425,561
      1.60 % Variable Account Charge                -        -             -        37,104     1.08        40,373
      1.65 % Variable Account Charge                -        -             -             -        -             -
      1.70 % Variable Account Charge           35,918     1.09        39,188       185,978     1.08       202,360
      1.75 % Variable Account Charge                -        -             -             -        -             -
      1.80 % Variable Account Charge                -        -             -         4,705     1.08         5,120
      1.85 % Variable Account Charge            3,049     1.08         3,326             -        -             -
      1.90 % Variable Account Charge                -        -             -             -        -             -
      1.95 % Variable Account Charge                -        -             -        30,581     1.08        33,274
      2.00 % Variable Account Charge                -        -             -             -        -             -
      2.05 % Variable Account Charge                -        -             -        14,085     1.08        15,325
      2.10 % Variable Account Charge                -        -             -             -        -             -
      2.15 % Variable Account Charge                -        -             -             -        -             -
      2.20 % Variable Account Charge                -        -             -             -        -             -
      2.25 % Variable Account Charge                -        -             -             -        -             -
      2.30 % Variable Account Charge                -        -             -             -        -             -
      2.35 % Variable Account Charge                -        -             -             -        -             -
      2.40 % Variable Account Charge                -        -             -         7,108     1.07         7,734
      2.45 % Variable Account Charge                -        -             -             -        -             -
      2.50 % Variable Account Charge                -        -             -             -        -             -
      2.55 % Variable Account Charge                -        -             -             -        -             -
      2.60 % Variable Account Charge                -        -             -             -        -             -
      2.65 % Variable Account Charge                -        -             -             -        -             -
  MultiOption Classic/Achiever              4,065,719     0.74     2,989,792        87,750     1.09        95,293
  MultiOption Flex/Single/Select            7,339,488     0.89     6,517,456       720,802     1.09       783,955
  Waddell and Reed Variable Annuity           712,708     1.01       721,984       879,240     1.05       926,529
                                           ----------     ----    ----------     ---------     ----     ---------
                                           12,730,651             10,857,364     2,816,742              3,034,247
                                           ----------     ----    ----------     ---------     ----     ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                              WADDELL & REED INTERNATIONAL      WADDELL & REED SCIENCE & TECHNOLOGY
                                           ----------------------------------   -----------------------------------
                                               Units                               Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV      Net Assets
                                           -----------   ------   ----------    -----------   -----    -----------
Contracts
  Adjustable Income Annuity                         -        -             -             -        -             -
  MegAnnuity                                        -        -             -             -        -             -
  MultiOption Advisor
      1.20 % Variable Account Charge          383,540     1.11       426,696       280,285     1.11       309,828
      1.35 % Variable Account Charge          135,834     1.11       151,096       157,214     1.10       173,752
      1.45 % Variable Account Charge            4,871     1.11         5,418        38,993     1.10        43,094
      1.50 % Variable Account Charge           13,912     1.11        15,475         2,953     1.10         3,264
      1.55 % Variable Account Charge          227,095     1.11       252,610        49,177     1.10        54,350
      1.60 % Variable Account Charge                -        -             -             -        -             -
      1.65 % Variable Account Charge                -        -             -             -        -             -
      1.70 % Variable Account Charge          107,045     1.11       119,071       335,320     1.10       370,589
      1.75 % Variable Account Charge                -        -             -         1,995     1.10         2,205
      1.80 % Variable Account Charge           26,163     1.11        29,103           955     1.10         1,056
      1.85 % Variable Account Charge           14,833     1.10        16,500         5,761     1.10         6,366
      1.90 % Variable Account Charge           91,727     1.10       102,032         5,712     1.10         6,312
      1.95 % Variable Account Charge                -        -             -         4,355     1.07         4,813
      2.00 % Variable Account Charge                -        -             -             -        -             -
      2.05 % Variable Account Charge           25,160     1.05        27,987         3,466     1.07         3,830
      2.10 % Variable Account Charge                -        -             -             -        -             -
      2.15 % Variable Account Charge                -        -             -             -        -             -
      2.20 % Variable Account Charge                -        -             -             -        -             -
      2.25 % Variable Account Charge                -        -             -             -        -             -
      2.30 % Variable Account Charge                -        -             -        31,233     1.06        34,517
      2.35 % Variable Account Charge                -        -             -             -        -             -
      2.40 % Variable Account Charge                -        -             -             -        -             -
      2.45 % Variable Account Charge                -        -             -             -        -             -
      2.50 % Variable Account Charge                -        -             -             -        -             -
      2.55 % Variable Account Charge                -        -             -             -        -             -
      2.60 % Variable Account Charge                -        -             -             -        -             -
      2.65 % Variable Account Charge           10,154     1.05        11,295             -        -             -
  MultiOption Classic/Achiever                193,727     1.11       215,062       140,198     1.10       154,639
  MultiOption Flex/Single/Select              363,859     1.11       404,555       574,685     1.10       634,842
  Waddell and Reed Variable Annuity           762,047     0.98       745,321     1,280,060     1.02     1,302,117
                                            ---------     ----     ---------     ---------     ----     ---------
                                            2,359,967              2,522,219     2,912,362              3,105,576
                                            ---------     ----     ---------     ---------     ----     ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                                   WADDELL & REED BOND            WADDELL & REED DIVIDEND INCOME
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV      Net Assets
                                           -----------   ------   ----------    -----------   -----    -----------
Contracts
   Adjustable Income Annuity                        -        -             -             -        -             -
   MegAnnuity                                       -        -             -             -        -             -
   MultiOption Advisor                              -        -             -             -        -             -
   MultiOption Classic/Achiever                     -        -             -             -        -             -
   MultiOption Flex/Single/Select                   -        -             -             -        -             -
   Waddell and Reed Variable Annuity          473,396     1.02       484,194       679,014     1.00       678,621
                                              -------     ----       -------       -------     ----       -------
                                              473,396                484,194       679,014                678,621
                                              -------     ----       -------       -------     ----       -------

                                               WADDELL & REED HIGH INCOME        WADDELL & REED LIMITED-TERM BOND
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV      Net Assets
                                           -----------   ------   ----------    -----------   -----    -----------
Contracts
   Adjustable Income Annuity                        -        -             -             -        -             -
   MegAnnuity                                       -        -             -             -        -             -
   MultiOption Advisor                              -        -             -             -        -             -
   MultiOption Classic/Achiever                     -        -             -             -        -             -
   MultiOption Flex/Single/Select                   -        -             -             -        -             -
   Waddell and Reed Variable Annuity        1,096,422     1.03     1,130,194       223,654     1.01       225,385
                                            ---------     ----     ---------       -------     ----       -------
                                            1,096,422              1,130,194       223,654                225,385
                                            ---------     ----     ---------       -------     ----       -------

                                              WADDELL & REED MONEY MARKET       WADDELL & REED MORTGAGE SECURITIES
                                           ----------------------------------   ----------------------------------
                                              Units                                Units
                                           Outstanding    AUV     Net Assets    Outstanding    AUV      Net Assets
                                           -----------   ------   ----------    -----------   -----    -----------
Contracts
   Adjustable Income Annuity                        -        -             -             -        -             -
   MegAnnuity                                       -        -             -             -        -             -
   MultiOption Advisor                              -        -             -             -        -             -
   MultiOption Classic/Achiever                     -        -             -             -        -             -
   MultiOption Flex/Single/Select                   -        -             -             -        -             -
   Waddell and Reed Variable Annuity          238,364     1.00       237,763    15,402,032     1.04    15,951,498
                                              -------     ----       -------    ----------     ----    ----------
                                              238,364                237,763    15,402,032             15,951,498
                                              -------     ----       -------    ----------     ----    ----------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

A summary by product and fund of net assets, units outstanding, and unit values at September 30, 2004 is as follows:

                                           WADDELL & REED REAL ESTATE SECURITIES
                                           -------------------------------------
                                              Units
                                           Outstanding      AUV      Net Assets
                                           -----------     ------   -----------
Contracts
   Adjustable Income Annuity                        -          -             -
   MegAnnuity                                       -          -             -
   MultiOption Advisor                              -          -             -
   MultiOption Classic/Achiever                     -          -             -
   MultiOption Flex/Single/Select                   -          -             -
   Waddell and Reed Variable Annuity        5,796,971       1.12     6,511,746
                                            ---------       ----     ---------
                                            5,796,971                6,511,746
                                            ---------       ----     ---------

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003

(7) FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the period ended September 30, 2004 and the years ended December 31, 2003, 2002 and 2001 is as follows:

                                              At September 30 and at December 31
                                        -----------------------------------------------
                                           Units     Unit Fair Value lowest                Investment
                                        Outstanding       to highest         Net Assets   Income Ratio*
                                        -----------  ----------------------  -----------  -------------
Advantus Bond
 2004                                    78,527,622      1.03 to 3.50        152,632,428       0.00%
 2003                                    71,541,800      1.01 to 3.38        150,703,416       0.00%
 2002                                    62,421,448       .49 to 2.79        150,280,208       0.00%
 2001                                    57,777,187       .67 to 3.80        136,717,695      11.08%

Advantus Money Market
 2004                                    26,652,742       .98 to 2.08         37,186,614       0.41%
 2003                                    30,177,525       .99 to 2.08         43,250,792       0.63%
 2002                                    42,537,083      1.08 to 2.07         65,764,181       1.28%
 2001                                    46,433,132      1.08 to 2.04         73,086,827       3.57%

Advantus Index 500
 2004                                   113,801,062       .81 to 4.53        250,156,923       0.00%
 2003                                   105,250,773       .81 to 4.48        245,642,588       0.00%
 2002                                    72,078,923       .64 to 3.51        193,497,967       0.00%
 2001                                    77,262,312       .84 to 4.53        283,002,183       0.89%

Advantus Mortgage Securities
 2004                                    69,049,410      1.03 to 3.72        138,027,599       0.00%
 2003                                    73,502,901      1.00 to 3.59        151,561,342       0.00%
 2002                                    74,476,525      1.29 to 3.45        165,669,052       0.06%
 2001                                    62,749,113      1.19 to 3.15        136,919,160      12.15%

Advantus Maturing Government Bond 2006
 2004                                     4,312,623      1.34 to 2.19          8,307,376       0.00%
 2003                                     5,136,771      1.35 to 2.18          9,953,107       0.00%
 2002                                     5,364,167      1.34 to 2.14         10,647,700       0.00%
 2001                                     4,864,034      1.20 to 1.90          8,692,552       5.40%

Advantus Maturing Government Bond 2010
 2004                                     3,335,413      1.47 to 2.46          6,972,083       0.00%
 2003                                     3,717,234      1.44 to 2.39          7,647,073       0.00%
 2002                                     4,458,787      1.42 to 2.33          9,354,207       0.07%
 2001                                     3,226,490      1.22 to 1.96          5,840,469      10.49%

Advantus International Bond
 2004                                    32,194,998      1.33 to 1.51         44,920,020       0.00%
 2003                                    39,542,742      1.33 to 1.49         54,896,928       0.00%
 2002                                    38,800,221      1.12 to 1.24         45,640,738       0.27%
 2001                                    35,648,905       .96 to 1.06         36,124,400       1.10%

Advantus Index 400 Mid-Cap
 2004                                    20,953,156      1.08 to 1.80         31,683,471       0.00%
 2003                                    17,526,754      1.07 to 1.74         26,607,076       0.00%
 2002                                    14,982,764      1.02 to 1.30         17,849,686       0.00%
 2001                                    15,271,982      1.22 to 1.53         21,884,881       0.86%

Advantus Real Estate Securities
 2004                                    27,503,660      1.20 to 2.19         51,300,364       0.00%
 2003                                    26,986,325      1.06 to 1.93         45,304,358       0.00%
 2002                                    21,160,081      1.16 to 1.38         26,016,967       0.02%
 2001                                    10,820,336      1.10 to 1.30         12,378,669       4.06%

AIM V.I. Aggressive Growth
 2004                                     1,188,116       .93 to 1.21          1,297,075       0.00%
 2003                                       823,185       .95 to 1.24            884,176       0.00%
 2002  (b)                                  200,861           .76                153,557       0.00%

AIM V.I. Balanced
 2004                                     1,764,048       .98 to 1.12          1,914,284       0.00%
 2003                                     1,242,447       .99 to 1.12          1,337,297       2.73%
 2002  (b)                                  202,181           .86                174,181       5.69%(a)

                                         For the period ended September 30 and
                                             for the years ended December 31
                                        ---------------------------------------
                                          Expense Ratio**       Total Return**
                                         lowest to highest    lowest to highest
                                        ------------------  -------------------
Advantus Bond
 2004                                      .15% to 2.65%          1.76% to 3.69% (a)
 2003                                      .15% to 2.65%         -1.78% to 5.19%
 2002                                      .15% to 1.40%         8.97% to 10.34%
 2001                                      .15% to 1.40%          6.40% to 7.74%

Advantus Money Market
 2004                                      .15% to 2.65%          -1.56% to .30% (a)
 2003                                      .15% to 2.65%           -.89% to .46%
 2002                                      .15% to 1.40%          -.13% to 1.13%
 2001                                      .15% to 1.40%          2.34% to 3.63%

Advantus Index 500
 2004                                      .15% to 2.65%          -.79% to 1.08% (a)
 2003                                      .15% to 1.95%         5.75% to 32.02%
 2002                                      .15% to 1.40%      -23.45% to -22.48%
 2001                                      .15% to 1.40%      -13.48% to -12.39%

Advantus Mortgage Securities
 2004                                      .15% to 2.30%          1.74% to 3.67% (a)
 2003                                      .15% to 2.20%          -.18% to 4.00%
 2002                                      .15% to 1.40%          8.13% to 9.50%
 2001                                      .15% to 1.40%          7.46% to 8.81%

Advantus Maturing Government Bond 2006
 2004                                      .15% to 1.40%           -.58% to .36% (a)
 2003                                      .15% to 1.40%           .53% to 1.79%
 2002                                      .15% to 1.40%        11.42% to 12.82%
 2001                                      .15% to 1.40%          6.57% to 7.91%

Advantus Maturing Government Bond 2010
 2004                                      .15% to 1.40%          1.95% to 2.90% (a)
 2003                                      .15% to 1.40%          1.33% to 2.60%
 2002                                      .15% to 1.40%        17.20% to 18.68%
 2001                                      .15% to 1.40%          3.51% to 4.81%

Advantus International Bond
 2004                                      .15% to 1.40%           .40% to 1.34% (a)
 2003                                      .15% to 1.40%        18.58% to 20.07%
 2002                                      .15% to 1.40%        16.30% to 17.77%
 2001                                      .15% to 1.40%        -2.88% to -1.66%

Advantus Index 400 Mid-Cap
 2004                                      .15% to 2.65%          1.36% to 3.27% (a)
 2003                                      .15% to 2.65%          .61% to 40.43%
 2002                                      .15% to 1.40%      -16.22% to -15.16%
 2001                                      .15% to 1.40%        -2.44% to -1.22%

Advantus Real Estate Securities
 2004                                      .15% to 2.65%        12.47% to 14.59% (a)
 2003                                      .15% to 2.65%         2.50% to 46.58%
 2002                                      .15% to 1.40%          5.48% to 6.81%
 2001                                      .15% to 1.40%          8.51% to 9.87%

AIM V.I. Aggressive Growth
 2004                                     1.20% to 1.85%        -2.90% to -1.83% (a)
 2003                                     1.20% to 1.70%        15.08% to 33.76%
 2002  (b)                                     1.40%     (a)         -23.55%

AIM V.I. Balanced
 2004                                     1.20% to 2.05%         -1.67% to -.60% (a)
 2003                                     1.20% to 1.95%          .58% to 14.61%
 2002  (b)                                     1.40%     (a)         -13.85%

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003


(7) FINANCIAL HIGHLIGHTS - CONTINUED

AIM V.I. Dent Demographic Trends
     2004                                     598,626   .95 to 1.21     664,747
     2003                                     496,144  1.00 to 1.27     553,799
     2002       (b)                            44,099       .74          32,506

AIM V.I. Premier Equity
     2004                                     520,614   .91 to 1.13     518,608
     2003                                     521,022   .95 to 1.18     519,608
     2002       (b)                           333,328       .77         256,619

American Century Income and Growth
     2004                                   2,977,772  1.06 to 1.25   3,527,022
     2003                                   2,166,069  1.04 to 1.23   2,504,905
     2002       (b)                           271,073       .82         222,342

American Century Ultra
     2004                                  25,517,418   .97 to 1.18  29,078,454
     2003                                  13,840,021   .98 to 1.18  15,411,423
     2002       (b)                         1,768,593       .79       1,892,164

American Century Value
     2004                                   4,656,644  1.12 to 1.29   5,749,425
     2003                                   2,437,616  1.10 to 1.24   2,802,907
     2002       (b)                           607,599       .86         523,888

Credit Suisse Global Post-Venture Capital
     2004                                   4,454,644    .49 to .52   2,218,878
     2003                                   4,156,371    .50 to .52   2,080,388
     2002                                   1,869,296    .34 to .35     640,052
     2001                                   1,868,817    .53 to .54     985,138

Fidelity VIP Contrafund
     2004                                  39,302,023   .95 to 1.31  39,944,195
     2003                                  36,031,753   .91 to 1.25  34,087,961
     2002                                  29,726,965    .72 to .75  21,710,439
     2001                                  26,305,920    .81 to .83  21,501,171

Fidelity VIP Equity-Income
     2004                                  66,020,149  1.08 to 1.27  77,286,911
     2003                                  49,847,420  1.08 to 1.26  56,712,063
     2002                                  30,830,481    .86 to .89  27,219,399
     2001                                  22,269,645  1.05 to 1.07  23,587,152

Fidelity VIP Mid-Cap
     2004                                  25,520,356  1.19 to 1.64  39,269,248
     2003                                  22,706,315  1.10 to 1.49  32,189,299
     2002                                  19,501,428  1.04 to 1.08  20,726,186
     2001                                  17,716,573  1.18 to 1.20  20,984,737

Franklin Large Cap Growth Securities
     2004                                   2,017,389  1.02 to 1.20   2,299,117
     2003                                   1,086,252  1.03 to 1.20   1,202,608
     2002       (b)                           244,326       .82         200,208

Franklin Mutual Shares Securities
     2004                                   3,901,467  1.07 to 1.25   4,586,054
     2003                                   2,444,129  1.04 to 1.21   2,752,836
     2002       (b)                           670,423       .84         566,331

Franklin Small Cap
     2004                                  21,051,971   .64 to 1.32  15,307,131
     2003                                  19,650,970   .64 to 1.32  13,489,461
     2002                                  15,909,414    .47 to .49   7,596,845
     2001                                  10,082,739    .67 to .68   6,852,986

AIM V.I. Dent Demographic Trends
     2004                                            0.00%       1.20% to 1.80%        -5.93% to -4.90% (a)
     2003                                            0.00%       1.20% to 1.80%         4.64% to 35.40%
     2002       (b)                                  0.00%            1.40%     (a)          -26.29%

AIM V.I. Premier Equity
     2004                                            0.00%       1.20% to 1.85%        -4.64% to -3.60% (a)
     2003                                            0.26%       1.20% to 1.70%         4.70% to 33.29%
     2002       (b)                                  1.37% (a)        1.40%     (a)          -23.01%

American Century Income and Growth
     2004                                   1.08% to 1.13%       1.20% to 2.40%           .69% to 1.79% (a)
     2003                                            0.88%       1.20% to 2.30%         2.59% to 40.15%
     2002       (b)                                  0.00%            1.40%     (a)          -17.98%

American Century Ultra
     2004                                            0.00%       1.20% to 2.65%         -1.43% to -.35% (a)
     2003                                            0.00%       1.20% to 2.65%         1.54% to 28.31%
     2002       (b)                                  0.15% (a)        1.40%     (a)          -20.55%

American Century Value
     2004                                     .66% to .82%       1.20% to 2.40%          3.09% to 4.22% (a)
     2003                                            0.76%       1.20% to 1.90%          .12% to 36.68%
     2002       (b)                                  0.00%            1.40%     (a)          -13.78%

Credit Suisse Global Post-Venture Capital
     2004                                            0.00%        .15% to 1.40%           -.62% to .31% (a)
     2003                                            0.00%        .15% to 1.40%        45.61% to 47.44%
     2002                                            0.00%        .15% to 1.40%      -35.07% to -34.26%
     2001                                            8.10%        .15% to 1.40%      -33.72% to -29.52%

Fidelity VIP Contrafund
     2004                                     .15% to .22%        .15% to 2.65%          3.47% to 5.43% (a)
     2003                                            0.29%        .15% to 2.05%         1.68% to 32.40%
     2002                                            0.70%        .15% to 1.40%       -10.86% to -9.74%
     2001                                            0.67%        .15% to 1.40%      -13.69% to -12.60%

Fidelity VIP Equity-Income
     2004                                   1.04% to 1.44%        .15% to 2.65%          -.12% to 1.76% (a)
     2003                                    .01% to 1.56%        .15% to 2.65%         6.27% to 35.70%
     2002                                            1.45%        .15% to 1.40%      -18.30% to -17.28%
     2001                                            1.06%        .15% to 1.40%        -6.55% to -5.37%

Fidelity VIP Mid-Cap
     2004                                            0.00%        .15% to 2.40%          7.89% to 9.93% (a)
     2003                                     .00% to .28%        .15% to 2.05%         2.26% to 42.43%
     2002                                            0.83%        .15% to 1.40%      -11.28% to -10.16%
     2001                                            0.27%        .15% to 1.40%        -4.86% to -3.66%

Franklin Large Cap Growth Securities
     2004                                     .46% to .50%       1.20% to 1.95%         -1.29% to -.21% (a)
     2003                                            0.56%       1.20% to 2.05%         3.27% to 31.13%
     2002       (b)                                  0.37% (a)        1.40%     (a)          -18.06%

Franklin Mutual Shares Securities
     2004                                     .78% to .80%       1.20% to 2.40%          1.66% to 2.77% (a)
     2003                                            1.01%       1.20% to 1.95%         3.00% to 23.41%
     2002       (b)                                  1.09%            1.40%     (a)          -15.53%

Franklin Small Cap
     2004                                            0.00%        .15% to 2.20%          -.61% to 1.26% (a)
     2003                                            0.00%        .15% to 2.20%         -.91% to 42.62%
     2002                                            0.25%        .15% to 1.40%      -29.68% to -28.79%
     2001                                            0.40%        .15% to 1.40%      -16.43% to -15.37%

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003


(7) FINANCIAL HIGHLIGHTS - CONTINUED

Templeton Developing Markets
  Securities
     2004                           15,169,208  .80 to 1.57 15,060,867 1.88% to 2.06%      .15% to 2.40%         6.19% to 8.19% (a)
     2003                           14,599,010  .74 to 1.47 12,919,582  .49% to 1.13%      .15% to 2.40%        3.10% to 52.76%
     2002                           13,519,675   .49 to .72  7,649,303      1.47%          .15% to 1.40%       -1.53% to -0.30%
     2001                           13,906,056   .50 to .73  7,847,819      0.10%          .15% to 1.40%       -9.36% to -8.22%

Templeton Global Asset Allocation
     2004                            6,092,687 1.07 to 1.13  6,550,084 2.87% to 3.27%      .15% to 1.40%         1.34% to 2.29% (a)
     2003                            5,653,902 1.05 to 1.10  5,985,105 2.34% to 2.56%      .15% to 1.40%       30.12% to 31.76%
     2002                            4,416,037   .81 to .84  3,607,709      0.00%          .15% to 1.40%       -5.72% to -4.53%
     2001                            2,557,131   .86 to .88  2,219,608      9.82%          .15% to 1.40%     -11.20% to -10.08%

Janus Aspen Balanced
     2004                            2,818,313 1.04 to 1.12  3,085,523   .61% to .70%     1.20% to 2.40%          -.13% to .96% (a)
     2003                            1,982,696 1.03 to 1.11  2,116,520      2.02%         1.20% to 1.90%        3.20% to 12.14%
     2002       (b)                    689,640      .92        635,967      2.74%     (a)      1.40%     (a)         -7.78%

Janus Aspen Capital Appreciation
     2004                           27,953,503  .63 to 1.21 18,440,733      0.00%          .15% to 1.85%         2.78% to 4.72% (a)
     2003                           30,071,564  .61 to 1.16 18,698,614      0.24%          .15% to 1.80%        5.11% to 20.06%
     2002                           34,709,134   .51 to .53 17,877,948      0.30%          .15% to 1.40%     -17.10% to -16.05%
     2001                           38,811,457   .62 to .64 24,324,231      0.86%          .15% to 1.40%     -22.92% to -21.95%

Janus International Growth
     2004                           25,089,393  .60 to 1.36 16,523,604   .47% to .48%      .15% to 2.30%         -.48% to 1.40% (a)
     2003                           26,182,042  .60 to 1.35 16,205,018      0.98%          .15% to 1.90%        4.61% to 34.33%
     2002                           29,205,230   .45 to .47 13,384,834      0.64%          .15% to 1.40%     -26.79% to -25.87%
     2001                           30,574,683   .62 to .64 19,195,115      0.70%          .15% to 1.40%     -24.50% to -23.54%

MFS Investors Growth Stock
     2004                            1,252,372  .92 to 1.12  1,273,998      0.00%         1.20% to 1.90%       -3.68% to -2.63% (a)
     2003                            1,418,331  .95 to 1.15  1,462,824      0.00%         1.20% to 1.90%         .11% to 20.90%
     2002       (b)                    254,637      .78        199,463      0.00%              1.40%     (a)         -21.67%

MFS Mid Cap Growth
     2004                            1,338,992  .95 to 1.28  1,529,380      0.00%         1.20% to 2.15%        -1.65% to -.57% (a)
     2003                              828,565  .96 to 1.29    933,083      0.00%         1.20% to 1.85%        -.17% to 34.71%
     2002       (b)                    132,901      .71         94,371      0.00%              1.40%     (a)         -28.99%

MFS New Discovery
     2004                            8,580,211  .90 to 1.19  9,640,227      0.00%         1.20% to 2.65%       -8.83% to -7.84% (a)
     2003                            5,017,186  .98 to 1.29  5,858,375      0.00%         1.20% to 2.65%        -.73% to 31.58%
     2002       (b)                  1,073,449      .75        919,016      0.00%              1.40%     (a)         -25.27%

MFS Value
     2004                            2,696,360 1.06 to 1.26  3,065,758 1.99% to 2.13%     1.20% to 1.90%         2.40% to 3.52% (a)
     2003                            2,148,341 1.02 to 1.22  2,327,459      0.15%         1.20% to 1.90%         .28% to 22.98%
     2002       (b)                    852,323      .83        709,389      0.00%              1.40%     (a)         -16.77%

Oppenheimer Capital Appreciation
     2004                            3,768,523  .98 to 1.19  4,093,900   .21% to .22%     1.20% to 2.20%       -3.68% to -2.62% (a)
     2003                            2,307,305 1.01 to 1.23  2,499,721      0.24%         1.20% to 2.20%        1.20% to 28.88%
     2002       (b)                    890,405      .81        722,898      0.00%              1.40%     (a)         -21.48%

Oppenheimer High Income
     2004                           11,618,577 1.06 to 1.25 14,362,526 5.32% to 5.80%     1.20% to 2.65%         2.94% to 4.07% (a)
     2003                            6,600,255 1.03 to 1.20  7,815,040      6.05%         1.20% to 2.65%         .21% to 22.08%
     2002       (b)                    674,348      .95      1,000,841      0.00%              1.40%     (a)         -5.36%

Oppenheimer International Growth
     2004                            3,135,807 1.00 to 1.46  3,923,298 1.16% to 1.24%     1.20% to 2.35%        -1.44% to -.36% (a)
     2003                            1,587,876 1.01 to 1.47  1,895,546      0.83%         1.20% to 2.30%        -.01% to 43.52%
     2002       (b)                    323,095      .71        230,222      0.00%              1.40%     (a)         -29.61%

Putnam VT Growth and Income
     2004                            1,421,378 1.03 to 1.24  1,629,213 1.55% to 1.62%     1.20% to 2.05%          .11% to 1.20% (a)
     2003                            1,117,080 1.02 to 1.23  1,234,411      1.41%         1.20% to 1.90%        7.90% to 25.61%
     2002       (b)                    296,889      .81        241,935      0.00%              1.40%     (a)         -18.51%

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003


(7) FINANCIAL HIGHLIGHTS - CONTINUED

Putnam VT International Growth
     2004                               8,423,209 1.03 to 1.27  10,037,587 1.42% to 1.45% 1.20% to 2.65%          -.88% to .20% (a)
     2003                               6,281,267 1.03 to 1.27   7,272,213      0.83%     1.20% to 2.65%        3.70% to 26.75%
     2002       (b)                     1,418,042      .81       1,302,512      0.00%          1.40%     (a)         -19.05%

Putnam VT New Opportunities
     2004                                 265,270  .96 to 1.21     290,785      0.00%     1.20% to 1.95%       -3.90% to -2.85% (a)
     2003                                 271,984  .99 to 1.25     295,198      0.00%     1.20% to 1.55%        6.99% to 30.60%
     2002       (b)                        88,859      .76          67,578      0.00%          1.40%     (a)         -23.95%

Putnam VT New Value
     2004                               1,516,393 1.13 to 1.34   1,886,707  .64% to .91%  1.20% to 1.90%         2.77% to 3.89% (a)
     2003                                 773,952 1.09 to 1.29     889,893      0.84%     1.20% to 1.90%       12.90% to 30.64%
     2002       (b)                       164,533      .83         137,040      0.00%          1.40%     (a)         -16.71%

Putnam VT Voyager
     2004                                 768,090  .92 to 1.12     781,717  .24% to .25%  1.20% to 2.30%       -5.36% to -4.33% (a)
     2003                                 610,427  .96 to 1.17     635,247      0.30%     1.20% to 1.90%        5.63% to 23.18%
     2002       (b)                       288,014      .78         178,094      0.00%          1.40%     (a)         -21.89%

Van Kampen Comstock
     2004                               2,700,291 1.13 to 1.32   3,525,129      0.68%     1.20% to 2.20%         5.28% to 6.43% (a)
     2003       (c)                     1,229,156 1.07 to 1.25   1,507,649      0.00%     1.20% to 2.20% (a)     1.44% to 9.49%

Van Kampen Emerging Growth
     2004                                 206,036 1.14 to 1.15     237,135      0.00%     1.20% to 1.70%       -4.64% to -3.60% (a)
     2003       (c)                       119,599 1.18 to 1.19     142,785      0.00%     1.20% to 1.70% (a)      .97% to 6.81%

Van Kampen Growth and Income
     2004                                 665,361 1.25 to 1.27     828,950      0.59%     1.20% to 1.90%         1.56% to 2.66% (a)
     2003       (c)                       208,298 1.21 to 1.24     252,779      0.00%     1.20% to 1.80% (a)    8.75% to 10.69%

Waddell & Reed Balanced (h)
     2004                              81,215,543  .89 to 3.64 220,871,556      0.00%      .15% to 2.40%         -.67% to 1.28% (a)
     2003                              86,130,915  .89 to 3.63 246,795,946      0.66%      .15% to 2.05%        1.89% to 20.87%
     2002                              96,126,456  .74 to 3.03 242,627,878      0.00%      .15% to 1.40%      -10.25% to -9.12%
     2001                             115,815,207  .83 to 3.37 334,282,742      1.87%      .15% to 1.40%     -15.55% to -14.49%

Waddell & Reed Growth (e)
     2004                              77,466,726  .58 to 3.31 167,725,945      0.00%      .15% to 2.20%       -5.50% to -1.80% (a)
     2003                              79,974,037  .61 to 3.46 192,077,415      0.00%      .15% to 1.90%        1.70% to 25.26%
     2002                              88,533,886  .56 to 2.79 181,641,666      0.00%      .15% to 1.40%     -32.49% to -25.55%
     2001                             102,359,809  .67 to 3.90 312,995,984      0.09%      .15% to 1.40%     -25.85% to -24.74

Waddell & Reed International II (i)
     2004                              72,326,376 1.04 to 2.94 151,611,187      0.00%      .15% to 2.65%         3.73% to 6.28% (a)
     2003                              69,210,848 1.09 to 2.77 145,621,007      1.78%      .15% to 2.65%       .4.91% to 50.04%
     2002                              69,117,878  .76 to 1.89 107,934,334      0.00%      .15% to 1.40%     -18.96% to -17.94%
     2001                              77,650,129  .93 to 2.30 154,874,874      4.22%      .15% to 1.40%     -12.45% to -11.34%

Waddell & Reed Small Cap Growth (g)
     2004                              45,515,310  .96 to 2.00  72,522,928      0.00%      .15% to 2.30%       -4.00% to -2.18% (a)
     2003                              48,087,823 1.01 to 2.05  80,974,858      0.00%      .15% to 2.30%        2.26% to 47.76%
     2002                              50,956,068  .69 to 1.39  61,064,365      0.00%      .15% to 1.40%     -32.75% to -31.90%
     2001                              58,874,540 1.03 to 2.04 106,352,320      0.00%      .15% to 1.40%     -15.89% to -14.83%

Waddell & Reed Value (l)
     2004                              38,347,692  .93 to 2.20  65,806,197      0.00%      .15% to 2.40%          .95% to 3.55% (a)
     2003                              39,892,772  .90 to 2.12  68,458,346      0.54%      .15% to 1.95%        2.07% to 26.87%
     2002                              44,175,977  .72 to 1.67  62,482,210      0.00%      .15% to 1.40%     -16.50% to -15.45%
     2001                              48,303,751  .86 to 1.98  85,380,743      1.07%      .15% to 1.40%      -11.70 to -10.59%

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003


(7) FINANCIAL HIGHLIGHTS - CONTINUED

Waddell & Reed Micro-Cap Growth (j)
     2004                              16,832,151   .95 to 1.39  20,585,519      0.00%       .15% to 1.90%    -8.71% to -5.08%(a)
     2003                              17,493,441  1.04 to 1.50  23,278,419      0.00%       .15% to 1.80%     2.89% to 73.88%
     2002                              16,079,775    .68 to .96  14,309,710      0.00%       .15% to 1.40%  -44.43% to -43.73%
     2001                              18,375,194  1.23 to 1.72  29,750,152      0.00%       .15% to 1.40%  -12.56% to -11.46%

Waddell & Reed Small Cap Value (k)
     2004                              26,442,577  1.00 to 1.68  40,812,535      0.00%       .15% to 2.40%       .33% to 2.22%(a)
     2003                              23,557,729  1.11 to 1.66  36,825,287      0.00%       .15% to 2.30%      .59% to 59.63%
     2002                              23,025,937  1.03 to 1.13  25,038,865      0.00%       .15% to 1.40%  -21.09% to -20.10%
     2001                              19,875,251  1.31 to 1.43  27,119,932      0.00%       .15% to 1.40%    13.98% to 15.41%

Waddell & Reed Core Equity (f)
     2004                              12,730,651   .74 to 1.09  10,857,364      0.00%       .15% to 1.85%      -.70% to 1.30%(a)
     2003                              13,738,232   .73 to 1.09  11,553,656      0.71%       .15% to 1.70%     3.31% to 21.15%
     2002                              16,313,415    .61 to .79  11,773,521      0.00%       .15% to 1.40%  -29.14% to -28.25%
     2001                              17,049,674   .87 to 1.10  17,416,946      0.24%       .15% to 1.40%    -9.03% to -7.88%

Waddell & Reed Asset Strategy
     2004                               2,816,742  1.05 to 1.09   3,034,247      0.00%      1.20% to 2.40%      1.78% to 5.37%(a)
     2003       (c)                       439,489  1.05 to 1.06     464,746  .00% to 3.71%  1.20% to 1.95%      1.41% to 6.01%

Waddell & Reed International
     2004                               2,359,967   .98 to 1.11   2,522,219      0.00%      1.20% to 2.65%    -2.43% to -1.36%(a)
     2003       (c)                       841,932  1.07 to 1.13     949,442      2.04%      1.20% to 2.65%    -1.69% to 13.69%

Waddell & Reed Science & Technology
     2004                               2,912,362  1.02 to 1.11   3,105,576      0.00%      1.20% to 2.30%      -.60% to 1.72%(a)
     2003       (c)                       369,779      1.10         406,684      0.00%      1.20% to 1.85%     2.19% to 11.50%

Waddell & Reed Bond
     2004       (d)                       473,396      1.02         484,194      0.00%           1.25%              2.28%     (a)

Waddell & Reed Dividend Income
     2004       (d)                       679,014      1.00         678,621      0.00%           1.25%             -0.06%     (a)

Waddell & Reed High Income
     2004       (d)                     1,096,422      1.03       1,130,194      0.00%           1.25%              3.07%     (a)

Waddell & Reed Limited-Term Bond
     2004       (d)                       223,654      1.01         225,385      0.00%           1.25%              0.77%     (a)

Waddell & Reed Money Market
     2004       (d)                       238,364      1.00         237,763      0.35%           1.25%             -0.26%     (a)

Waddell & Reed Mortgage Securities
     2004       (m)                    15,402,032      1.04      15,951,498      0.00%           1.25%              3.55%     (a)

Waddell & Reed Real Estate Securities
     2004       (m)                     5,796,971      1.12       6,511,746      0.00%           1.25%             12.32%     (a)

                            VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
                    SEPTEMBER 30, 2004 AND DECEMBER 31, 2003


(7) FINANCIAL HIGHLIGHTS - CONTINUED

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a)   Adjusted to an annual basis.

(b)   Period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(d)   Period from May 3, 2004, commencement of operations, to December 31, 2004.

(e) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(f) Formerly Advantus Macro Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

(g) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(h) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(i) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(j) Formerly Advantus Micro Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

(k) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(l) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

(m)   Period from May 27, 2004, commencement of operations, to December 31,
2004.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                           DECEMBER 31, 2004 AND 2003
                                 (In thousands)

                                                                                      2004              2003
                                                                                      ----              ----
Assets
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost
        $5,213,338 and $4,647,433)                                                 $ 5,472,948       $ 4,941,278
    Equity securities, at fair value (cost $606,225 and $580,495)                      747,277           676,398
    Mortgage loans, net                                                                810,508           773,479
    Real estate, net                                                                     1,771             1,830
    Finance receivables, net                                                           140,425           127,716
    Policy loans                                                                       270,186           263,508
    Private equity investments (cost $228,338 and $236,197)                            226,631           222,200
    Fixed maturity securities on loan, at fair value
      (amortized cost $1,128,126 and $1,304,233)                                     1,152,143         1,361,128
    Equity securities on loan, at fair value (cost $63,396 and $52,100)                 84,121            68,771
    Other invested assets                                                               23,306           169,720
                                                                                   -----------       -----------
      Total investments                                                              8,929,316         8,606,028

    Cash and cash equivalents                                                          196,508           222,529
    Securities held as collateral                                                    1,276,761         1,466,354
    Deferred policy acquisition costs                                                  721,055           636,475
    Accrued investment income                                                           85,553            83,461
    Premiums and fees receivable                                                       137,578           137,954
    Property and equipment, net                                                         80,033            82,856
    Reinsurance recoverables                                                           727,129           677,102
    Goodwill and intangible assets, net                                                 23,089                 -
    Other assets                                                                        36,653            31,870
    Separate account assets                                                          9,563,176         8,854,022
                                                                                   -----------       -----------
        Total assets                                                               $21,776,851       $20,798,651
                                                                                   ===========       ===========

Liabilities and Stockholder's Equity

Liabilities:

    Policy and contract account balances                                           $ 4,853,594       $ 4,688,655
    Future policy and contract benefits                                              2,090,802         2,052,276
    Pending policy and contract claims                                                 169,699           160,687
    Other policyholder funds                                                           578,621           557,525
    Policyholder dividends payable                                                      48,301            52,995
    Unearned premiums and fees                                                         212,057           199,767
    Federal income tax liability:
        Current                                                                         24,457            32,429
        Deferred                                                                       198,484           138,964
    Other liabilities                                                                  428,111           497,970
    Notes payable                                                                      125,000           125,000
    Securities lending collateral                                                    1,276,761         1,466,354
    Separate account liabilities                                                     9,563,176         8,809,077
                                                                                   -----------       -----------
        Total liabilities                                                           19,569,063        18,781,699
                                                                                   ===========       ===========

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                            5,000             5,000
    Additional paid in capital                                                          61,164             3,000
    Retained earnings                                                                1,918,603         1,795,285
    Accumulated other comprehensive income                                             223,021           213,667
                                                                                   -----------       -----------
        Total stockholder's equity                                                   2,207,788         2,016,952
                                                                                   -----------       -----------
          Total liabilities and stockholder's equity                               $21,776,851       $20,798,651
                                                                                   ===========       ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
   CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME(UNAUDITED)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In thousands)

                                                             2004              2003              2002
                                                             ----              ----              ----
Revenues:

   Premiums                                               $ 1,078,586       $ 1,005,277       $   900,074
   Policy and contract fees                                   382,048           351,669           355,890
   Net investment income                                      459,612           465,858           499,103
   Net realized investment gains (losses)                      73,862           (48,641)         (137,097)
   Finance charge income                                       37,694            34,148            33,125
   Commission income                                           40,589                 -                 -
   Other income                                                21,273            18,820            22,777
                                                          -----------       -----------       -----------
      Total revenues                                        2,093,664         1,827,131         1,673,872
                                                          -----------       -----------       -----------

Benefits and expenses:

   Policyholder benefits                                    1,027,760           975,604           849,342
   Interest credited to policies and contracts                280,618           287,018           289,606
   General operating expenses                                 389,924           341,552           328,421
   Commissions                                                143,633           108,293           100,912
   Administrative and sponsorship fees                         63,057            68,773            71,166
   Dividends to policyholders                                  15,331            17,817            19,162
   Interest on notes payable                                   10,391            11,258            12,758
   Amortization of deferred policy acquisition costs          169,888           166,138           188,662
   Capitalization of policy acquisition costs                (206,061)         (208,620)         (169,437)
                                                          -----------       -----------       -----------
      Total benefits and expenses                           1,894,541         1,767,833         1,690,592
                                                          -----------       -----------       -----------
        Income (loss) from operations before taxes            199,123            59,298           (16,720)

   Federal income tax expense (benefit):
      Current                                                  17,445            19,121             3,048
      Deferred                                                 42,821            (4,268)          (23,524)
                                                          -----------       -----------       -----------
        Total federal income tax expense (benefit)             60,266            14,853           (20,476)
                                                          -----------       -----------       -----------
      Net income                                          $   138,857       $    44,445       $     3,756
                                                          ===========       ===========       ===========

   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities, net        $     9,354       $   155,276       $   (44,898)
                                                          -----------       -----------       -----------
      Other comprehensive income (loss), net of tax             9,354           155,276           (44,898)
                                                          -----------       -----------       -----------
      Comprehensive income (loss)                         $   148,211       $   199,721       $   (41,142)
                                                          ===========       ===========       ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (UNAUDITED)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In thousands)

                                                               2004              2003              2002
                                                               ----              ----              ----
Common stock:
     Total common stock                                     $     5,000       $     5,000       $     5,000
                                                            ===========       ===========       ===========

Additional paid in capital:
     Beginning balance                                      $     3,000       $     3,000       $     3,000
     Contributions                                               58,164                 -                 -
                                                            -----------       -----------       -----------
          Total additional paid in capital                  $    61,164       $     3,000       $     3,000
                                                            ===========       ===========       ===========

Retained earnings:
     Beginning balance                                      $ 1,795,285       $ 1,786,873       $ 1,821,015
     Net income                                                 138,857            44,445             3,756
     Dividends to stockholder                                   (15,539)          (36,033)          (37,898)
                                                            -----------       -----------       -----------
          Total retained earnings                           $ 1,918,603       $ 1,795,285       $ 1,786,873
                                                            ===========       ===========       ===========

Accumulated other comprehensive income:
     Beginning balance                                      $   213,667       $    58,391       $   103,289
     Change in unrealized appreciation (depreciation)
        of securities, net                                        9,354           155,276           (44,898)
                                                            -----------       -----------       -----------
          Total accumulated other comprehensive income      $   223,021       $   213,667       $    58,391
                                                            ===========       ===========       ===========

                Total stockholder's equity                  $ 2,207,788       $ 2,016,952       $ 1,853,264
                                                            ===========       ===========       ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In thousands)

                                                                  2004              2003              2002
                                                                  ----              ----              ----
Cash Flows from Operating Activities

Net income                                                     $   138,857       $    44,445       $     3,756
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Interest credited to annuity and insurance contracts          248,103           249,128           251,828
     Fees deducted from policy and contract balances              (352,028)         (327,631)         (319,227)
     Change in future policy benefits                               41,572            30,013           153,061
     Change in other policyholder liabilities, net                   9,006            35,834           (35,323)
     Amortization of deferred policy acquisition costs             169,888           166,138           188,662
     Capitalization of policy acquisition costs                   (206,061)         (208,620)         (169,437)
     Change in premiums and fees receivable                            375           (12,530)           (6,689)
     Deferred tax provision                                         42,821            (4,268)          (23,524)
     Change in federal income tax liabilities - current             (7,972)           16,009           (16,929)
     Net realized investment losses (gains)                        (73,862)           48,641           137,097
     Change in reinsurance recoverables                            (50,027)          (30,147)          (22,515)
     Other, net                                                     90,532           137,729            14,973
                                                               -----------       -----------       -----------
            Net cash provided by operating activities               51,204           144,741           155,733
                                                               -----------       -----------       -----------

Cash Flows from Investing Activities

Proceeds from sales of:
   Fixed maturity securities, available-for-sale                 1,538,904         1,658,859         2,046,691
   Equity securities                                               537,399           429,470           378,452
   Mortgage loans                                                    3,239                 -                 -
   Real estate                                                       1,276            11,255             3,301
   Private equity investments                                       63,623            23,703            11,583
   Other invested assets                                            23,619             1,729            12,343
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale                 1,262,636         1,170,516           601,211
   Mortgage loans                                                   79,356            81,056            50,370
Purchases and originations of:
   Fixed maturity securities, available-for-sale                (3,077,269)       (3,281,851)       (2,898,144)
   Equity securities                                              (477,434)         (462,070)         (377,641)
   Mortgage loans                                                 (119,806)          (86,931)          (78,011)
   Real estate                                                      (1,324)             (737)                -
   Private equity investments                                      (51,265)          (31,519)          (42,639)
   Other invested assets                                           (21,779)           (4,319)           (2,866)
Finance receivable originations or purchases                      (109,989)          (91,674)          (82,141)
Finance receivable principal payments                               89,283            77,154            78,266
Securities in transit                                             (109,734)           95,821           (39,632)
Other, net                                                         (23,196)          (22,760)          (14,346)
                                                               -----------       -----------       -----------
            Net cash used for investing activities                (392,461)         (432,298)         (353,203)
                                                               -----------       -----------       -----------

Cash Flows from Financing Activities

Deposits credited to annuity and insurance contracts             1,814,146         1,626,707         1,434,456
Withdrawals from annuity and insurance contracts                (1,546,611)       (1,263,337)       (1,188,125)
Payments on debt                                                         -           (12,000)          (22,000)
Contributed capital                                                 55,000                 -                 -
Dividends paid to stockholder                                            -           (22,000)          (78,586)
Other, net                                                          (7,299)            2,714              (363)
                                                               -----------       -----------       -----------
            Net cash provided by financing activities              315,236           332,084           145,382
                                                               -----------       -----------       -----------

Net (decrease) increase in cash and cash equivalents               (26,021)           44,527           (52,088)
Cash and cash equivalents, beginning of year                       222,529           178,002           230,090
                                                               -----------       -----------       -----------
Cash and cash equivalents, end of year                         $   196,508       $   222,529       $   178,002
                                                               ===========       ===========       ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
                        DECEMBER 31, 2004, 2003 AND 2002

(1)   NATURE OF OPERATIONS

      Organization and Description of Business

      The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

      The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2004 for these business units were $598,650,000, $270,687,000, $888,030,000 and
      $197,468,000, respectively. Revenues in 2003 for these strategic business units were $589,782,000, $258,798,000, $805,084,000, and $187,440,000,
      respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000, respectively.
      Additional revenues, including the majority of net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line for the years ended December 31, 2004, 2003 and 2002, were $138,829,000, ($13,973,000) and ($94,513,000), respectively.

      The Company serves over eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

      During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

      On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiary (Allied). See note 13 for further explanation of this transaction.

      Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

      On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

      On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation

      The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. The results of Allied are reported on a month lag, which is not considered to be material to the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Basis of Presentation (Continued)

      The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the National Association of Insurance Commissioners accounting practices. See note 19 for discussion of statutory dividend limitations.

      The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

      The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

      Insurance Revenues and Expenses

      Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

      Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

      Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivables on the consolidated balance sheets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Insurance Revenues and Expenses (Continued)

      Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

      Commission Revenue

      Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy.

      Deferred Policy Acquisition Costs

      The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition testing at least annually.

      For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

      For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's mean reversion rate changed from 9% to 8% at December 31, 2004. This change was a result of a change in management's best estimate regarding future long-term separate account performance, from 9% to 8%. Factors regarding economic outlook as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period and does not permit returns to be negative or in excess of 15% during the five-year reversion period.

      Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

      Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the consolidated statements of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 17.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Software Capitalization

      Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,183,000 and $26,032,000 as of December 31, 2004 and 2003, respectively, and amortized software expense of $8,356,000, $7,838,000 and $8,227,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

      Finance Charge Income and Receivables

      Finance charge income, arising from the Company's consumer finance operations, includes earned finance charges, interest, and fees on finance receivables. Accrued and uncollected finance charges, interest, and fees are included in finance receivables in the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

      A loan is treated as impaired when based upon current information and events it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

      An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

      The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Valuation of Investments and Net Investment Income

      Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows attributable to its beneficial interest in asset-backed securities, including all interest only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date over the initial investment as interest income over the life of the Company's beneficial interest using the effective yield method.

      The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

      Marketable equity securities (common stocks, preferred stocks and equity securities on loan) are classified as available-for-sale and are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

      Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

      Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

      Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities and embedded derivatives are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices (generally private placement securities and securities that do not trade regularly) an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the trustee. As of December 31, 2004, 79.3% of the fair values of fixed maturity securities were obtained from quoted market prices, 19.8% from the internal methods described above and .4% from other sources, primarily broker bids.

      Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Valuation of Investments and Net Investment Income (Continued)

      The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

      Policy loans are carried at the unpaid principal balance.

      Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

      A portion of the funds collected by the Company from its customers is restricted in its use because the Company is acting as an agent on behalf of its customers. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance company underwriting customers' policies. This sum of money is defined as unremitted premiums payable, is recorded in other liabilities on the consolidated balance sheets, and is discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter. The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $13,008,000 and $0 at December 31, 2004 and 2003, respectively.

      Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

      Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2004 and 2003 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2004 and 2003 approximate the fair value at that date.

      Credit Risk

      Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

      Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Credit Risk (Continued)

      During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell and Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. For 2003, the investments continued to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The fair value of these funds at December 31, 2003 was $172,424,000. During 2004, four of these funds were liquidated while the remaining four funds continue to be managed using the same diversification strategy and had a fair value at December 31, 2004 of $93,297,000.

      Derivative Financial Instruments

      The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

      In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity-linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2004 and 2003, the Company had no equity swap positions.

      The Company uses short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolio. The contracts had an immaterial impact on the Company's current year consolidated operating results.

      The Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2004 and 2003, in the amount of $2,926,000 and $114,809,000, respectively, to other invested assets. As of December 31, 2004 and 2003, the change in fair value of these securities included in realized capital gains (losses) was $1,013,000 and ($1,007,000), respectively.

      Realized and Unrealized Gains and Losses

      The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments.

      Under the Company's accounting policy for debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. For troubled structured securities, including all interest only securities regardless of credit quality, cash flows are obtained either externally, through a broker, or from the investment analyst following the credit. The Company then discounts back with updated discount rates and compares to the current book values of the debt. If the discounted cash flows are materially lower than the current book values of the debt, an other-than-temporary write-down is taken.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Realized and Unrealized Gains and Losses (Continued)

      For other debt and equity securities, an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including but not limited to, the current fair value as compared to the amortized cost of the security, specific credit issues such as collateral, and financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

      Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information and the manager's intent to hold the stock. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary charge.

      Other-than-temporary impairments are recorded to bring the cost of the investment down to the fair market value. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

      The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2004 and 2003.

      Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

      Total other-than-temporary write-downs for fixed maturity securities for the years ended December 31, 2004, 2003 and 2002 respectively were $6,684,000, $34,632,000 and $53,299,000, respectively.

      Total other-than-temporary write-downs for marketable equity securities for the years ended December 31, 2004, 2003 and 2002 were $1,728,000, $13,157,000 and $5,314,000 respectively. An additional $23,427,000 and
      $40,300,000 of other than temporary write-downs for marketable equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

      Total other-than-temporary write-downs for private equity investments for the years ended December 31, 2004, 2003 and 2002 were $13,863,000, $57,480,000 and $51,410,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Securities Lending

    The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,762,000, $2,378,000, and $1,413,000 for the
    years ended December 31, 2004, 2003, and 2002, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2004 and 2003 were $1,236,264,000 and $1,429,899,000, respectively. As of December
    31, 2004 and 2003, the collateral associated with securities lending was $1,276,761,000 and $1,466,354,000, respectively.

    The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

    Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

    Property and Equipment

    Property and equipment are carried at cost, net of accumulated depreciation of $179,776,000 and $170,390,000 at December 31, 2004 and 2003,
    respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2004, 2003, and 2002, was $12,427,000, $11,855,000, and
    $12,085,000, respectively. Effective January 1, 2002, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company determined that there were no material impacts to the consolidated statements of operations or financial position due to the adoption and subsequent application of FAS 144.

    Goodwill and Other Intangible Assets

    In accordance with FASB Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, the Company does not amortize goodwill. The Company tests goodwill, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Goodwill and Other Intangible Assets (Continued)

    The Company also evaluates the recoverability of other intangible assets with an indefinite useful life whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

    Separate Accounts

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected in the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

    The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets at December 31, 2003 was $44,945,000. At December 31, 2004, the fair value of these investments was $49,445,000 and included with equity securities as required by Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1).

    Sales Inducements

    The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first policy year. Changes in deferred sales inducements for the period ended December 31 were as follows:

in thousands                                                        2004
--------------------------------------------------------------   -----------
Balance at beginning of year                                     $         -
Capitalization                                                           261
Amortization                                                             (11)
                                                                 -----------
Balance at end of year                                           $       250
                                                                 ===========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Reinsurance

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    Policyholder Liabilities

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. These traditional life products use an average assumed rate of investment yields ranging from 4.69% to 4.95% to estimate expected gross margins.

    Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 17.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    Participating Business

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2004 and 2003, the total participating business in force was $1,310,550,000 and $1,199,752,000, respectively. As a percentage of total life insurance in force, participating business in force represents .3% at December 31, 2004 and 2003.

    Income Taxes

    The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Income Taxes (Continued)

    The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

    The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

    New Pronouncements

    In December 2004, the FASB issued Statement No. 153, (FAS 153), Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 153.

    The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

    The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

    The effect of the Act to the Company is a $7,949,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,185,000 reduction in the net periodic postretirement benefit cost for 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    New Pronouncements (Continued)

    In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

    On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements. The delay had no impact on the Company's consolidated financial position or results of operations.

    In June 2004, the FASB issued FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (FAS 97), Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be follow by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 had no material impact to the consolidated results of operations or financial position of the Company.

    Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

    In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
    132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132 on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Reclassification

    Certain 2003 and 2002 financial statement balances have been reclassified to conform to the 2004 presentation.

(3) INVESTMENTS

    Net investment income for the years ended December 31 was as follows:

in thousands                                       2004       2003         2002
---------------------------------------------   ---------   ---------   ---------
Fixed maturity securities                       $ 367,978   $ 370,208   $ 398,491
Equity securities                                  14,368      17,615      24,620
Mortgage loans                                     62,182      61,404      58,791
Real estate                                            29       1,543       1,285
Policy loans                                       19,843      19,517      19,360
Cash equivalents                                    2,233       2,216       3,384
Private equity investments                          4,909       1,853       3,277
Other invested assets                               3,305       5,357       3,019
                                                ---------   ---------   ---------
   Gross investment income                        474,847     479,713     512,227
Investment expenses                               (15,235)    (13,855)    (13,124)
                                                ---------   ---------   ---------
       Total                                    $ 459,612   $ 465,858   $ 499,103
                                                =========   =========   =========

Net realized investment gains (losses) for the years ended December 31 were as follows:

in thousands                                     2004        2003        2002
--------------------------------------------   ---------   ---------   ---------
Fixed maturity securities                      $   9,712   $ (19,499)  $ (26,162)
Equity securities                                 64,029      25,572     (64,038)
Mortgage loans                                      (242)       (376)      1,509
Real estate                                          (33)      4,490          (1)
Private equity investments                        11,571     (54,224)    (48,395)
Other invested assets                            (11,175)     (4,604)        (10)
                                               ---------   ---------   ---------
      Total                                    $  73,862   $ (48,641)  $(137,097)
                                               =========   =========   =========

Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

in thousands                                      2004       2003         2002
----------------------------------------------  --------   ---------    ---------
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $  24,167  $  21,560    $  59,802
  Gross realized losses                           (14,455)   (41,059)     (85,964)
Equity securities:
  Gross realized gains                             88,097     93,634       40,973
  Gross realized losses                           (24,068)   (68,062)    (105,011)
Private equity investments:
  Gross realized gains                             26,852      3,823        3,525
  Gross realized losses                           (15,281)   (58,047)     (51,920)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

    Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

in thousands                                                     2004          2003
-----------------------------------------------------------   ----------    ----------
Gross unrealized gains                                        $  492,319    $  514,469
Gross unrealized losses                                          (50,025)      (54,769)
Adjustment to deferred policy acquisition costs                  (63,599)     (112,006)
Adjustment to reserves                                           (44,280)      (47,221)
Adjustment to unearned policy and contract fees                   10,253        17,365
Deferred federal income taxes                                   (121,647)     (104,171)
                                                              ----------    ----------
      Net unrealized gains                                    $  223,021    $  213,667
                                                              ==========    ==========

The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

in thousands                                           Gross Unrealized
------------                            Amortized    ---------------------    Fair
December 31, 2004                         Cost         Gains      Losses      Value
-------------------------------------  -----------   ---------    --------  ----------
  United States government             $    20,377   $     431    $     72  $   20,736
  Government agencies and authorities       44,517         550         125      44,942
  Foreign governments                        1,714          76           -       1,790
  Corporate securities                   3,207,961     197,974       7,162   3,398,773
  Asset-backed securities                  504,197      25,654       2,448     527,403
  Mortgage-backed securities             1,434,572      50,040       5,308   1,479,304
                                       -----------   ---------    --------  ----------
      Total fixed maturities             5,213,338     274,725      15,115   5,472,948
  Equity securities-unaffiliated           606,225     144,589       3,537     747,277
                                       -----------   ---------    --------  ----------
          Total                        $ 5,819,563   $ 419,314    $ 18,652  $6,220,225
                                       ===========   =========    ========  ==========

in thousands                                           Gross Unrealized
------------                            Amortized    ---------------------     Fair
December 31, 2003                         Cost         Gains       Losses      Value
-------------------------------------  -----------   ---------    --------  ----------
  United States government             $    54,092   $       -    $     66  $   54,026
  Government agencies and authorities        5,582          17           5       5,594
  Foreign governments                        1,467         127           -       1,594
  Corporate securities                   2,637,690     226,145       9,262   2,854,573
  Asset-backed securities                  661,465      16,702       5,404     672,763
  Mortgage-backed securities             1,287,137      68,816       3,225   1,352,728
                                       -----------   ---------    --------  ----------
      Total fixed maturities             4,647,433     311,807      17,962   4,941,278
  Equity securities-unaffiliated           580,495      97,537       1,634     676,398
                                       -----------   ---------    --------  ----------
          Total                        $ 5,227,928   $ 409,344    $ 19,596  $5,617,676
                                       ===========   =========    ========  ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

    The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                              Gross Unrealized
------------                              Amortized     ---------------------      Fair
December 31, 2004                           Cost         Gains       Losses        Value
--------------------------------------   -----------    --------    ---------    ----------
   United States government              $   219,852    $ 10,294    $     714    $   229,432
   Government agencies and authorities       168,952       4,203          832        172,323
   Corporate securities                      101,224       3,119           94        104,249
   Asset-backed securities                     8,170         304            -          8,474
   Mortgage-backed securities                629,928      10,381        2,644        637,665
                                         -----------    --------    ---------    -----------
       Total fixed maturities              1,128,126      28,301        4,284      1,152,143
   Equity securities-unaffiliated             63,396      21,579          854         84,121
                                         -----------    --------    ---------    -----------
           Total                         $ 1,191,522    $ 49,880    $   5,138    $ 1,236,264
                                         ===========    ========    =========    ===========

in thousands                                            Gross Unrealized
------------                              Amortized     ---------------------      Fair
December 31, 2003                           Cost         Gains       Losses        Value
--------------------------------------   -----------    --------    ---------    -----------
   United States government              $   205,495    $ 10,883    $      47    $   216,331
   Government agencies and authorities       219,209       7,393            -        226,602
   Corporate securities                      323,481      29,123          226        352,378
   Asset-backed securities                    12,529         669            -         13,198
   Mortgage-backed securities                543,519      10,985        1,885        552,619
                                         -----------    --------    ---------    -----------
       Total fixed maturities              1,304,233      59,053        2,158      1,361,128
   Equity securities-unaffiliated             52,100      16,920          249         68,771
                                         -----------    --------    ---------    -----------
           Total                         $ 1,356,333    $ 75,973    $   2,407    $ 1,429,899
                                         ===========    ========    =========    ===========

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

in thousands                                                           Available-for-Sale
------------                                Available-for-Sale         Securities on Loan
                                        -------------------------   ---------------------------
                                         Amortized       Fair        Amortized        Fair
                                          Cost           Value         Cost           Value
                                        -----------   -----------   ------------   ------------
Due in one year or less                 $   311,134   $   321,851   $     45,809   $     46,109
Due after one year through five years       195,890       209,785        250,228        253,794
Due after five years through ten years    2,343,390     2,446,881        138,459        143,854
Due after ten years                         928,352     1,015,127         63,702         70,721
                                        -----------   -----------   ------------   ------------
                                          3,778,766     3,993,644        498,198        514,478
Mortgage-backed securities                1,434,572     1,479,304        629,928        637,665
                                        -----------   -----------   ------------   ------------
      Total                             $ 5,213,338   $ 5,472,948   $  1,128,126   $  1,152,143
                                        ===========   ===========   ============   ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)   INVESTMENTS (CONTINUED)

      The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                          Unrealized
   December 31, 2004                        Fair Value        Cost           Losses
   -----------------                        ----------      ---------      ----------
US government securities
    Less than 12 months                     $   11,526      $  11,598       $     72
    Greater than 12 months                           -              -              -
Government agencies and authorities
    Less than 12 months                         25,883         26,008            125
    Greater than 12 months                           -              -              -
Corporate securities
    Less than 12 months                        562,396        569,337          6,941
    Greater than 12 months                      23,947         24,168            221
Mortgage and asset-backed securities
    Less than 12 months                        541,614        549,370          7,756
    Greater than 12 months                           -              -              -
Equity securities - unaffiliated
    Less than 12 months                         41,894         45,431          3,537
    Greater than 12 months                           -              -              -
Private equity investments
    Less than 12 months                         14,732         16,177          1,445
    Greater than 12 months                      76,048         99,435         23,387

     in thousands                                                          Unrealized
   December 31, 2003                        Fair Value        Cost           Losses
   -----------------                        ----------      ---------      ----------
US government securities
    Less than 12 months                     $   18,579      $  18,645      $      66
    Greater than 12 months                           -              -              -
Government agencies and authorities
    Less than 12 months                          8,251          8,256              5
    Greater than 12 months                           -              -              -
Corporate securities
    Less than 12 months                        248,946        252,829          3,883
    Greater than 12 months                      71,276         76,655          5,379
Mortgage and asset-backed securities
    Less than 12 months                        371,769        376,996          5,227
    Greater than 12 months                      30,697         34,099          3,402
Equity securities - unaffiliated
    Less than 12 months                         13,817         14,534            717
    Greater than 12 months                      15,350         16,267            917
Private equity investments
    Less than 12 months                         95,778        124,813         29,035
    Greater than 12 months                       6,905          9,271          2,366

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

    The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                          Unrealized
   December 31, 2004                        Fair Value        Cost           Losses
   -----------------                        ----------      ---------      ----------
US government securities
    Less than 12 months                     $   85,483      $  86,197      $     714
    Greater than 12 months                           -              -              -
Government agencies and authorities
    Less than 12 months                         95,646         96,478            832
    Greater than 12 months                           -              -              -
Corporate securities
    Less than 12 months                         20,363         20,457             94
    Greater than 12 months                           -              -              -
Mortgage and asset-backed securities
    Less than 12 months                        221,959        224,603          2,644
    Greater than 12 months                           -              -              -
Equity securities - unaffiliated
    Less than 12 months                          7,439          8,293            854
    Greater than 12 months                           -              -              -

     in thousands                                                          Unrealized
   December 31, 2003                        Fair Value        Cost           Losses
   -----------------                        ----------      ---------      ----------
US government securities
    Less than 12 months                     $    1,814      $   1,861      $      47
    Greater than 12 months                           -              -              -
Government agencies and authorities
    Less than 12 months                              -              -              -
    Greater than 12 months                           -              -              -
Corporate securities
    Less than 12 months                         24,081         24,307            226
    Greater than 12 months                           -              -              -
Mortgage and asset-backed securities
    Less than 12 months                        173,292        175,177          1,885
    Greater than 12 months                           -              -              -
Equity securities - unaffiliated
    Less than 12 months                          3,460          3,709            249
    Greater than 12 months                           -              -              -

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)   INVESTMENTS (CONTINUED)

      At December 31, 2004, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2004 and 2003, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2004, 2003 or 2002.

      Below is a summary of interest income on impaired mortgage loans.

    in thousands                                            2004     2003     2002
    ------------                                            ----     ----     ----
Impaired mortgage loans                                     $  -     $  -     $  1
Interest income on impaired mortgage loans - contractual       -      442      166
Interest income on impaired mortgage loans - collected         -        -        -

      At December 31, 2004 and 2003, fixed maturity securities and cash equivalents with a carrying value of $9,522,000 and $9,568,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)   VARIABLE INTEREST ENTITIES

      In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46). The provisions of FIN 46 for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46 is the beginning of the first period beginning after December 15, 2004. FIN 46 changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46 is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

      The Company has reviewed all investments and relationships for potential VIEs. The Company has identified two VIEs for which it is the primary beneficiary. The Company has invested debt with the holding company of a former related party. Management of the holding company are not under agreement or regulation required to produce consolidated financial statement information. Data available for the Company to consolidate is considered incomplete, particularly in regard to revenue, capital transactions and minority interest information, and immaterial to the financial results of the Company. The Company estimates its maximum remaining exposure in this VIE to be $300,000. The Company estimates the revenue of this VIE to be approximately $1,000,000. The Company additionally holds an investment in a trust for which it is the primary beneficiary and where results are consolidated in the Company's financial results. The assets held under this VIE are approximately $5,000,000. The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated as detailed below:

                                                                       Maximum
(in thousands)                                     Total Assets    Exposure to Loss
--------------                                     ------------    ----------------
Collateralized debt obligations                     $  12,870        $   13,000
Non-registered mutual funds                           125,436           113,592
Private equity investments                             33,625            30,977
Other invested assets                                   3,141             3,141

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5)   NOTES RECEIVABLE

      The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000 and the accrued interest was $496,000. For the years ended December 31, 2004 and 2003, the Company received principal payments of $0 and $968,000, respectively, and interest payments of $346,000 and $755,000, respectively. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend. The loan balance was included in other invested assets, accrued interest was included in accrued investment income, and investment income is included in net investment income.

(6)   NET FINANCE RECEIVABLES

      Finance receivables as of December 31 were as follows:

    in thousands                                           2004          2003
    ------------                                        ---------      ---------
Direct installment loans                                $ 163,348      $ 154,155
Retail installment notes                                   24,971         17,286
Retail revolving credit                                        51            108
Accrued interest                                            2,915          2,632
                                                        ---------      ---------
  Gross receivables                                       191,285        174,181
Unearned finance charges                                  (42,982)       (39,233)
Allowance for uncollectible amounts                        (7,878)        (7,232)
                                                        ---------      ---------
  Finance receivables, net                              $ 140,425      $ 127,716
                                                        =========      =========

      Direct installment loans, at December 31, 2004 and 2003, consisted of $111,100,000 and $103,349,000, respectively, of discount basis loans, net of unearned finance charges, and $13,762,000 and $14,552,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)   NET FINANCE RECEIVABLES (CONTINUED)

      Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2004 were as follows:

(in thousands)
--------------
2005                                                                     $  20,726
2006                                                                        43,855
2007                                                                        66,758
2008                                                                        12,167
2009                                                                         1,585
2010 and thereafter                                                          3,212
                                                                         ---------
   Total finance receivables, net of unearned finance charges              148,303
Allowance for uncollectible amounts                                         (7,878)
                                                                         ---------
     Finance receivables, net                                            $ 140,425
                                                                         =========

      During the years ended December 31, 2004 and 2003, principal cash collections of direct installment loans were $57,523,000 and $52,705,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections were $28,653,000 and $21,597,000, respectively, and the percentages of these cash collections to average net balances were 164% for both 2004 and 2003.

      The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2004 and 2003 was 5.3% and 5.4%, respectively.

      Changes in the allowance for losses for the periods ended December 31 were as follows:

in thousands                                   2004           2003            2002
------------                                 --------       ---------       ---------
Balance at beginning of year                 $  7,232       $   6,627       $   5,846
Provision for credit losses                     8,080           8,014           8,029
Allowance applicable to bulk purchase               -               -               4
Charge-offs                                   (10,541)        (10,262)        (10,292)
Recoveries                                      3,107           2,853           3,040
                                             --------       ---------       ---------
Balance at end of year                       $  7,878       $   7,232       $   6,627
                                             ========       =========       =========

      At December 31, 2004 and 2003, the recorded investments in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2004 and 2003 and the related allowance for losses was as follows:

                                            Installment      Revolving
in thousands                                  Loans            Credit         Total
------------                                -----------      ---------       -------
Balances at December 31, 2004                $   303             -           $   303
Related allowance for credit losses          $   110             -           $   110

Balances at December 31, 2003                $   374            54           $   428
Related allowance for credit losses          $   122            54           $   176

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)   NET FINANCE RECEIVABLES (CONTINUED)

      All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2004, 2003 and 2002. The average quarterly balance of impaired loans during the years ended December 31, 2004 and 2003, was $348,000 and $515,000 for installment basis loans and $13,000 and $54,000 for revolving credit loans, respectively.

      There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2004.

      The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2004 and 2003 was $15,691,000 and $14,625,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2004 and 2003.

(7)   INCOME TAXES

      Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

in thousands                                                   2004                  2003          2002
---------------------------------------------------         ---------             ---------      ---------
Computed tax expense (benefit)                              $  69,693             $  20,754      $  (5,852)
Difference between computed and actual tax expense:
      Dividends received deduction                             (8,751)               (5,032)        (8,539)
      Tax credits                                              (1,811)               (1,200)        (1,300)
      Expense adjustments and other                             1,135                   331         (4,785)
                                                            ---------             ---------      ---------
         Total tax expense (benefit)                        $  60,266             $  14,853      $ (20,476)
                                                            =========             =========      =========

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

in thousands                                                                       2004            2003
------------------------------------------------------------                     --------        ---------
Deferred tax assets:
     Policyholder liabilities                                                    $  4,108        $  18,565
     Pension and post retirement benefits                                          34,857           35,330
     Tax deferred policy acquisition costs                                         95,386          103,556
     Deferred gain on individual disability coinsurance                            16,449           17,874
     Net realized capital losses                                                   60,163           56,592
     Ceding commissions                                                             7,363            8,611
     Other                                                                          7,598           11,232
                                                                                 --------        ---------
         Gross deferred tax assets                                                225,924          251,760
                                                                                 --------        ---------
Deferred tax liabilities:
     Deferred policy acquisition costs                                            198,437          173,739
     Premiums                                                                      20,003           19,246
     Real estate and property and equipment depreciation                            9,383            9,056
     Basis difference on investments                                               28,965           21,734
     Net unrealized capital gains                                                 155,817          154,633
     Other                                                                         11,803           12,316
                                                                                 --------        ---------
         Gross deferred tax liabilities                                           424,408          390,724
                                                                                 --------        ---------
            Net deferred tax liability                                           $198,484        $ 138,964
                                                                                 ========        =========

                                                                     (Continued)
                                       26

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7)   INCOME TAXES (CONTINUED)

      A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2004 and 2003 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

      Income taxes paid for the years ended December 31, 2004, 2003, and 2002, were $23,747,000, $3,588,000 and $20,066,000, respectively.

      In December 2004, the IRS completed their audit of the Company's federal income tax returns for the years 2001 and 2002. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2003 and later are expected to be under examination by the IRS beginning in late 2005. The Company believes that any additional taxes refunded or assessed as a result of this future examination will not have a material effect on its consolidated financial position.

(8)   EMPLOYEE BENEFIT PLANS

      Pension Plans and Post Retirement Plans Other than Pensions

      The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. The Company expects to contribute at least $7,000,000 to its noncontributory defined benefit retirement plans in 2005 and intends to contribute more if required to meet minimum funding standards. In addition, it may contribute additional tax deductible amounts.

      The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

      The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has set up a 401(h) account during 2004 through its noncontributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute additional tax deductible amounts during 2005.

      The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

      The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:


                                                             Pension Benefits           Other Benefits
                                                          ----------------------     ---------------------
in thousands                                                 2004        2003          2004         2003
---------------------------------------                   ---------    ---------     --------     --------
Change in benefit obligation:
Benefit obligation at beginning of year                   $ 330,876    $ 275,112     $ 56,754     $ 52,719
Service cost                                                 14,674       12,871        2,510        2,589
Interest cost                                                19,624       18,718        3,155        3,516
Actuarial (gain) loss                                        (1,248)      30,707          728         (994)
Benefits paid                                                (7,005)      (6,532)      (1,275)      (1,076)
                                                          ---------    ---------     --------     --------
Benefit obligation at end of year                         $ 356,921    $ 330,876     $ 61,872     $ 56,754
                                                          =========    =========     ========     ========

                                                                     (Continued)
                                       27

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)   EMPLOYEE BENEFIT PLANS (CONTINUED)

      Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                           Pension Benefits              Other Benefits
                                                       -----------------------     --------------------------
in thousands                                               2004         2003           2004           2003
----------------------------------------------         ---------     ---------     -----------     ----------
Change in plan assets:
Fair value of plan assets at beginning
   of year                                             $ 192,833     $ 160,852     $         -     $        -
Actual return on plan assets                              25,612        24,046               -              -
Employer contribution                                     25,556        14,467           4,175          1,076
Benefits paid                                             (7,005)       (6,532)         (1,275)        (1,076)
                                                       ---------     ---------     -----------     ----------
Fair value of plan assets at end of year               $ 236,996     $ 192,833     $     2,900     $        -
                                                       =========     =========     ===========     ==========

Net amount recognized:
Funded status                                          $(119,924)    $(138,043)    $   (58,972)    $  (56,755)
Unrecognized net actuarial loss                           86,555       101,461           6,979          5,943
Unrecognized transition obligation                         1,631         2,167
Unrecognized prior service cost (benefit)                  2,323         2,741               -           (526)
                                                       ---------     ---------     -----------     ----------
Net amount recognized                                  $ (29,415)    $ (31,674)    $   (51,993)    $  (51,338)
                                                       =========     =========     ===========     ==========

Amounts recognized in the consolidated balance
   sheets consist of:
Accrued benefit cost                                   $ (30,711)    $ (35,586)    $   (51,993)    $  (51,338)
Intangible asset                                              68         3,892               -              -
Accumulated other comprehensive income                     1,228            20               -              -
                                                       ---------     ---------     -----------     ----------
Net amount recognized                                  $ (29,415)    $ (31,674)    $   (51,993)    $  (51,338)
                                                       =========     =========     ===========     ==========
Accumulated benefit obligation                         $ 250,129     $ 225,079     $    61,872     $   56,755

Plans with accumulated benefit obligation in
  excess of plan assets:
Projected benefit obligation                           $  72,497     $ 321,240
Accumulated benefit obligation                            59,880       217,525
Fair value of plan assets                                 33,731       185,266
Minimum pension liability                                 26,149        32,259
Increase in minimum liability included in
  other comprehensive income                               1,208            20

Weighted average assumptions used to
  determine benefit obligations
Discount rate                                               5.99%         6.25%           6.00%          6.25%
Rate of compensation increase                               5.95%         5.95%              -              -

                                                                     (Continued)
                                       28

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)   EMPLOYEE BENEFIT PLANS (CONTINUED)

      Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                              Pension Benefits                       Other Benefits
                                                         --------------------------            ---------------------------
in thousands                                               2004              2003                2004               2003
----------------------------------------------           --------          --------            --------           --------
Components of net periodic benefit cost:
Service cost                                             $ 14,674          $ 12,871            $  2,510           $  2,589
Interest cost                                              19,624            18,718               3,155              3,516
Expected return on plan assets                            (16,043)          (14,730)                  -                  -
Transition obligation amortization                            536               536                   -                  -
Prior service cost (benefit) amortization                     418               418                (526)              (526)
Recognized net actuarial loss (gain)                        4,088             2,283                (308)               101
                                                         --------          --------            --------           --------
Net periodic benefit cost                                $ 23,297          $ 20,096            $  4,831           $  5,680
                                                         ========          ========            ========           ========

Weighted average assumptions used to determine
   net periodic benefit costs:
Discount rate                                                6.24%             7.00%               6.25%              7.00%
Expected long-term return on plan assets                     7.81%             7.79%                  -                  -
Rate of compensation increase                                5.95%             5.97%                  -                  -

      Estimated future benefit payments for pension and other postretirement benefits:

                                                                         Pension               Other               Medicare
in thousands                                                            Benefits              Benefits              Subsidy
------------                                                            --------              --------             --------
2005                                                                    $  7,642              $  1,355             $      -
2006                                                                       8,211                 1,410                  216
2007                                                                       8,927                 1,606                  247
2008                                                                       9,556                 1,821                  280
2009                                                                      10,378                 2,056                  317
2010 - 2014                                                               69,404                14,480                2,179

      For measurement purposes, a 9.0% and 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 and 2003, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

      The Company recorded an additional minimum liability of $1,296,000 and $3,912,000 as of December 31, 2004, and 2003, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $68,000 and $3,892,000 at December 31, 2004, and 2003,
      respectively, is included in other assets in the consolidated balance sheets.

      The assumptions presented herein are based on pertinent information available to management as of December 31, 2004 and 2003. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2004 by $22,084,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2004 by $2,565,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2004 by $17,259,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2004 by $1,929,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)   EMPLOYEE BENEFIT PLANS (CONTINUED)

      Pension Plans and Post Retirement Plans Other than Pensions (Continued)

      Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

      The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                           2004        2003
                                                           ----        ----
Equity securities                                           61%         57%
Debt securities                                             26%         28%
Insurance Company General Account                           13%         15%

      At times, investments may be made in non-traditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment is also employed which utilizes equity and debt futures positions to adjust overall exposure to these broad asset classes. The futures contracts owned control 10% positions in both equity securities and fixed income securities in one of the non-contributory defined benefit plans, and 9% when weighted across all non-contributory defined benefit plans.

      Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, the increase in contributions and pension expense due to investment losses, and the decline in the funded ratios due to investment losses to levels deemed tolerable.

      The target asset allocation as of December 31, 2004, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                                                 43% to 71%
Debt securities                                                   16% to 42%
Insurance company general account                                 11% to 18%
Other                                                              0% to  2%

      The primary investment goals of the postretirement plans are to preserve capital and provide sufficient liquidity to meet the annual expenses incurred by the Company. These plan assets are currently allocated to 100% debt securities, which are primarily high quality short-term fixed income securities. The target asset allocation as of December 31, 2004 is 100% to debt securities.

      Profit Sharing Plans

      The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2004, 2003, and 2002 of $10,811,000, $6,924,000 and $3,899,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

      Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

in thousands                                 2004            2003             2002
------------                              ----------      ----------       ----------
Balance at January 1                      $  554,160      $  536,604       $  518,209
      Less:  reinsurance recoverable         471,425         449,212          433,323
                                          ----------      ----------       ----------
Net balance at January 1                      82,735          87,392           84,886
                                          ----------      ----------       ----------
Incurred related to:
      Current year                            55,546          60,927           65,692
      Prior years                              3,388            (526)           4,839
                                          ----------      ----------       ----------
Total incurred                                58,934          60,401           70,531
                                          ----------      ----------       ----------
Paid related to:
      Current year                            24,165          24,849           27,436
      Prior years                             38,523          40,209           40,589
                                          ----------      ----------       ----------
Total paid                                    62,688          65,058           68,025
                                          ----------      ----------       ----------
Net balance at December 31                    78,981          82,735           87,392
      Plus: reinsurance recoverable          496,450         471,425          449,212
                                          ----------      ----------       ----------
Balance at December 31                    $  575,431      $  554,160       $  536,604
                                          ==========      ==========       ==========

      The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

      As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $3,388,000 in 2004, decreased by $526,000 in 2003, and increased by $4,839,000 in 2002, which includes the amortization of discount on individual accident and health claim reserves of $75,000, $153,000, and $331,000 in 2004, 2003, and 2002, respectively.
      The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10)  REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

      Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)  REINSURANCE (CONTINUED)

      The effect of reinsurance on premiums for the years ended December 31 was as follows:

In thousands                          2004               2003            2002
------------                       -----------       -----------       ---------
Direct premiums                    $   924,713       $   887,189       $ 807,116
Reinsurance assumed                    276,104           225,288         181,473
Reinsurance ceded                     (122,231)         (107,200)        (88,515)
                                   -----------       -----------       ---------
      Net premiums                 $ 1,078,586       $ 1,005,277       $ 900,074
                                   ===========       ===========       =========

      Reinsurance recoveries on ceded reinsurance contracts were $105,589,000, $103,839,000 and $103,979,000 during 2004, 2003, and 2002, respectively.

      During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

(11)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

      The Company issues certain nontraditional long-duration contracts including universal life, variable universal life and deferred annuities that contain either certain guarantees or sales inducements.

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee.

      The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable universal life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment losses in the consolidated statements of operations. For universal life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the consolidated statements of operations. For both variable annuity and universal life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable universal life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

      At December 31 and January 1, 2004, the Company had the following variable annuity contracts with guarantees:

                                                          December 31        January 1
in thousands                                                 2004               2004
------------                                              ------------      ------------
Return of net deposits:
  In the event of death
    Account value                                         $  1,412,580      $  1,316,042
    Net amount at risk                                    $     14,272      $     27,997
    Average attained age of contractholders                       52.4              52.7

Return of net deposits plus a minimum return:
  In the event of death
    Account value                                         $     62,843      $     25,971
    Net amount at risk                                    $         70      $         23
    Average attained age of contractholders                       57.7              58.9
  At annuitization
    Account value                                         $     81,233      $      3,112
    Net amount at risk                                               -                 -
    Weighted average period remaining until expected
      annuitization (in years)                                     9.7               9.9

Highest specified anniversary account value
  In the event of death
    Account value                                         $    390,485      $    314,950
    Net amount at risk                                    $      9,962      $     17,206
    Average attained age of contractholders                       52.5              52.5
Guaranteed payout annuity floor
    Account value                                         $     78,809      $     52,271
    Net amount at risk                                    $         14      $         19
    Average attained age of contractholders                         66                67

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      At December 31 and January 1, 2004, the Company had the following universal life and variable universal life contracts with guarantees:

                                                   December 31         January 1
in thousands                                          2004               2004
------------                                       ------------       ------------
Account value (general and separate accounts)      $  1,656,229       $  1,399,563
Net amount at risk                                 $ 32,902,249       $ 31,422,025
Average attained age of policyholders                        46                 45

      Liabilities for guarantees on variable contracts reflected in the general account for 2004 are:

                                     Minimum       Guaranteed     Universal Life
                                   Guaranteed        Payout        and Variable
in thousands                      Death Benefit   Annuity Floor   Universal Life
------------                      -------------   -------------   --------------
Balance at beginning of year      $       87       $    7,493       $        -
Incurred guarantee benefits              654              924            2,294
Paid guaranteed benefits                (520)            (225)          (1,427)
                                  ----------       ----------       ----------
Balance at end of year            $      221       $    8,192       $      867
                                  ==========       ==========       ==========

      The minimum guaranteed death benefit liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and are recognized at fair value through earnings. The universal life and variable universal life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For both variable annuity and universal life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2004:

       - Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.

       - Mean investment performance was 10.35% and is consistent with DAC projections over a 10 year period.

       -     Annualized monthly standard deviation was 14.28%.

       -     Assumed mortality was 100% of the 1983a table.

       - Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.

       - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable universal life liability at December 31, 2004:

       -     Separate account investment performance assumption was 8%.

       -     Assumed mortality was 100% of pricing levels.

       -     Lapse rates varied by policy duration, ranging from 2% to 9%.

       -     General account discount rate was 5.5%.

       -     Separate account discount rate was 7.7%.

      Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31 and January 1, 2004:

                   Variable Annuity Contracts          Universal Life Contracts
                  -----------------------------       -----------------------------
in thousands      December 31        January 1        December 31        January 1
------------      -----------       -----------       -----------       -----------
Equity            $ 1,259,616       $ 1,040,199       $ 1,089,227       $   911,641
Bond                  209,677           192,712            83,893            74,537
Balanced              238,106           248,114           157,382           147,868
Money market           33,859            42,568            18,374            18,959
Mortgage              137,110           149,231            54,498            49,154
Real estate            66,349            36,410            29,496            15,296
                  -----------       -----------       -----------       -----------
      Total       $ 1,944,717       $ 1,709,234       $ 1,432,870       $ 1,217,455
                  ===========       ===========       ===========       ===========

(12)  UNREMITTED PREMIUMS PAYABLE

      The Company acts as an agent of its customers and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each customer to the corresponding insurance company underwriting customers' policies. The remittance is equal to the premiums collected from the customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance provider on behalf of the customer. At December 31, 2004 and 2003, the liability associated with unremitted premiums payable was $13,008,000 and $0, respectively. As described in note 2, as of December 31, 2004 and 2003, the Company had restricted the use of $13,008,000 and $0, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13)  BUSINESS COMBINATIONS

      Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entities respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FAS 141, Business Combinations (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13)  BUSINESS COMBINATIONS (CONTINUED)

      In accordance with the purchase method of accounting, the purchase price of $21,500,000 was allocated based on an estimate of the fair values of assets acquired and liabilities assumed as of June 1, 2004, as follows:

(in thousands)
---------------
Cash                                                               $    8,504
Property and equipment                                                  1,250
Intangible assets                                                      13,592
Other assets                                                            3,388
Other liabilities                                                     (16,012)
                                                                   ----------
         Net assets acquired                                           10,722
Excess of cost over fair value - goodwill                              10,778
                                                                   ----------
         Allocated purchase price                                  $   21,500
                                                                   ==========

      Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 is supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. The amortization of this intangible asset is three to ten years based on the estimated useful life of the underlying customer/client relationships on a straight-line basis. Amortization expense for 2004 in the amount of $1,281,000 is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2005, $2,720,000; 2006, $2,720,000; 2007, $1,998,000; 2008, $1,705,000; 2009,
      $1,055,000.

      In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. At December 31, 2004, the maximum potential future consideration pursuant to this agreement, to be resolved over the next three years, is $18,500,000. The Company anticipates that any such payments would result in increases in goodwill.

      The Company has also agreed to pay an additional $1,000,000 in the period where a contractual obligation was met by the sellers. Subsequent to December 31, 2004, the sellers have met this requirement and payment was made in January, 2005. The Company anticipates that this payment will result in an increase in goodwill.

(14)  FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2004 and 2003. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      The interest rates on the finance receivables outstanding as of December 31, 2004 and 2003, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2004 and 2003, approximate the fair value for those respective dates.

      The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2004 and 2003 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

      The fair values of supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

      The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                    2004                                  2003
                                       -------------------------------       -------------------------------
                                         Carrying            Fair              Carrying             Fair
in thousands                              Amount             Value              Amount              Value
------------------------------         ------------       ------------       ------------       ------------
Fixed maturity securities
      Available-for-sale               $  5,472,948       $  5,472,948       $  4,941,278       $  4,941,278
Equity securities                           747,277            747,277            676,398            676,398
Mortgage loans, net                         810,508            885,371            773,479            868,556
Finance receivables, net                    140,425            140,425            127,716            127,716
Policy loans                                270,186            270,186            263,508            263,508
Private equity investments                  226,631            226,631            222,200            222,200
Fixed maturity securities on loan         1,152,143          1,152,143          1,361,128          1,361,128
Equity securities on loan                    84,121             84,121             68,771             68,771
Other invested assets                         2,926              2,926            114,809            114,809
Cash and cash equivalents                   196,508            196,508            222,529            222,529
Securities held as collateral             1,276,761          1,276,761          1,466,354          1,466,354
Separate account assets                   9,563,176          9,563,176          8,854,022          8,854,022
                                       ------------       ------------       ------------       ------------
     Total financial assets            $ 19,943,610       $ 20,018,473       $ 19,092,192       $ 19,187,269
                                       ============       ============       ============       ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                    2004                                  2003
                                       -------------------------------       -------------------------------
                                        Carrying             Fair              Carrying            Fair
in thousands                             Amount              Value              Amount             Value
------------------------------         ------------       ------------       ------------       ------------
Deferred annuities                     $  1,962,025       $  1,967,527       $  1,831,790       $  1,835,924
Annuity certain contracts                    59,666             62,712             62,144             65,858
Other fund deposits                       1,103,217          1,107,354          1,121,288          1,130,236
Supplementary contracts without
      life contingencies                     43,538             43,538             42,068             42,068
Notes payable                               125,000            126,983            125,000            126,935
Securities lending collateral             1,276,761          1,276,761          1,466,354          1,466,354
Separate account liabilities              9,563,176          9,563,176          8,809,077          8,809,077
                                       ------------       ------------       ------------       ------------
      Total financial liabilities      $ 14,133,383       $ 14,148,051       $ 13,457,721       $ 13,476,452
                                       ============       ============       ============       ============

(15)  RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,407,000, $11,379,000 and $10,866,000 during 2004, 2003 and 2002, respectively. As of December 31, 2004 and 2003, the amount due to Advantus under these agreements was $3,594,000 and $3,527,000, respectively.

      The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,813,000, $3,448,000 and $3,539,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

      The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2004 and 2003, the amount payable to the Company was $9,310,000 and $9,219,000, respectively. The amount of expenses incurred for the years ended December 31, 2004, 2003, and 2002 were $42,322,000, $48,896,000 and $49,205,000, respectively.

      During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2004, 2003 and 2002. No claims were paid during 2004, 2003 and 2002. As of December 31, 2004 and 2003, reserves held under this policy were $9,516,000 and $6,841,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16)  NOTES PAYABLE

      In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 2004 and 2003. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis. At December 31, 2004 and 2003, the balance of the surplus notes was $125,000,000.

      At December 31, 2004, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2005, $0; 2006, $0; 2007, $0; 2008, $0; 2009, $0; thereafter $125,000,000.

      Prior to 2004, the Company maintained a line of credit, which was drawn down periodically throughout the year. As of December 31, 2003, the outstanding balance of this line of credit was zero.

      Interest paid on debt for the years ended December 31, 2004, 2003 and 2002, was $10,360,000, $11,180,000 and $12,579,000, respectively.

(17)  OTHER COMPREHENSIVE INCOME

      Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

      The components of comprehensive income (loss), other than net income are illustrated below:

in thousands                                                       2004          2003           2002
------------                                                     ---------    ---------      ---------
Other comprehensive income (loss), before tax:
      Unrealized gains (loss)  on securities                     $  67,906    $ 154,508      $ (74,150)
           Reclassification adjustment for
               (gains) losses included in net income               (85,312)      48,151        138,595
      Adjustment to unearned policy and contract fees               (7,112)      (2,142)        13,074
      Adjustment to reserves                                         2,941        7,069        (54,290)
      Adjustment to deferred policy acquisition costs               48,407       23,362        (93,375)
                                                                 ---------    ---------      ---------
                                                                    26,830      230,948        (70,146)
      Income tax expense (benefit) related to items of
           other comprehensive income                              (17,476)     (75,672)        25,248
                                                                 ---------    ---------      ---------
      Other comprehensive income (loss), net of tax              $   9,354    $ 155,276      $ (44,898)
                                                                 =========    =========      =========

(18)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

      During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul. During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000.

                                                                     (Continued)
                                       39

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(18)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS (CONTINUED)

      Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2004 statutory results, the maximum amount available for the payment of dividends during 2005 by Minnesota Life Insurance Company without prior regulatory approval is $141,945,000 after January 1, 2005.

      During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(19)  COMMITMENTS AND CONTINGENCIES

      The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on consolidated operations or the financial position of the Company.

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

      The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2004 and 2003, these securities were reported at $2,926,000 and $110,894,000, respectively.

      The Company has long-term commitments to fund private equity investments and real estate investments totaling $140,685,000 as of December 31, 2004. The Company estimates that $46,000,000 of these commitments will be invested in 2005, with the remaining $94,685,000 invested over the next four years.

      As of December 31, 2004, the Company had committed to purchase mortgage loans totaling $45,950,000 and fixed maturity corporate securities totaling $31,187,000 but had not completed the purchase transactions.

      The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
      2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000; 2008,
      $11,267,000; 2009, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows:
      2005, $802,000; 2006, $718,000; 2007, $734,000; 2008, $704,000; 2009,
      $707,000. Lease expense net of sub-lease income for the years ended December 31, 2004, 2003 and 2002 was $8,561,000, $8,705,000 and
      $8,740,000, respectively. The Company also has long-term lease agreements with unaffiliated companies. Minimum gross rental commitments under these leases are as follows: 2005, $2,854,000; 2006, $2,409,000; 2007,
      $1,474,000; 2008, $886,000; 2009, $735,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

      At December 31, 2004, the Company had guaranteed the payment of $73,600,000 in policyholder dividends and discretionary amounts payable in 2005. The Company has pledged fixed maturity securities, valued at $87,178,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Agreement primarily includes owners certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

      The Company has a 100% coinsurance agreement for its Individual Disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2004 and 2003 the assets held in trust were $608,550,000 and $566,495,000, respectively.

      The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. Management does not consider an accrual necessary relating to these guarantees.

      The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2004 and 2003 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,634,000 and $1,913,000 as of December 31, 2004 and 2003, respectively. These assets are being amortized over a five-year period.

      Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

      In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(20)  STATUTORY FINANCIAL DATA

      The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:


                                                                                        Year ended December
                                                                                     -------------------------
in thousands                                                                             2004          2003
--------------                                                                       -----------   -----------
Statutory capital and surplus                                                        $ 1,419,449   $ 1,168,753
Adjustments:
  Deferred policy acquisition costs                                                      719,598       636,179
  Net unrealized investment gains                                                        282,168       351,806
  Adjustment to reserves                                                                 (44,174)      (47,221)
  Statutory asset valuation reserve                                                      213,750       205,298
  Statutory interest maintenance reserve                                                  15,323        14,181
  Premiums and fees deferred or receivable                                               (37,583)      (35,687)
  Change in reserve basis                                                                134,848       124,117
  Deferred reinsurance gain                                                              (46,996)      (51,070)
  Separate accounts                                                                      (35,300)      (30,847)
  Unearned policy and contract fees                                                     (155,226)     (138,449)
  Surplus notes                                                                         (125,000)     (125,000)
  Net deferred income taxes                                                             (334,823)     (338,228)
  Pension benefit liabilities                                                            (39,597)      (30,907)
  Non-admitted assets                                                                    180,460       250,105
  Policyholder dividends                                                                  56,582        62,497
  Other                                                                                    4,309         1,425
                                                                                     -----------   -----------
Stockholder's equity as reported in the accompanying
  consolidated financial statements                                                  $ 2,207,788   $ 2,016,952
                                                                                     ===========   ===========

      The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                                                     As of December 31
                                                                             ---------------------------------
in thousands                                                                   2004        2003        2002
------------                                                                 ---------   ---------   ---------
Statutory net income (loss)                                                  $ 155,796   $  11,638   $  (9,814)
Adjustments:
   Deferred policy acquisition costs                                            35,050      42,482     (19,156)
   Statutory interest maintenance reserve                                        1,373       1,450       5,470
   Premiums and fees deferred or receivable                                     (1,906)     13,817       1,611
   Change in reserve basis                                                      10,962        (746)     (2,797)
   Separate accounts                                                            (4,454)     (2,162)     10,913
   Deferred reinsurance gain                                                    (1,713)     (3,409)    (12,847)
   Unearned policy and contract fees                                            (9,665)     (7,617)      1,600
   Realized gains (losses)                                                       3,431      (5,642)    (10,012)
   Net deferred income taxes                                                   (42,821)      4,268      23,524
   Policyholder dividends                                                       (5,915)     (2,162)     (1,168)
   Pension benefits                                                               (498)       (682)      7,472
   Other                                                                          (783)     (6,790)      8,960
                                                                             ---------   ---------   ---------
Net income as reported in the accompanying
   consolidated financial statements                                         $ 138,857   $  44,445   $   3,756
                                                                             =========   =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN
                   INVESTMENTS IN RELATED PARTIES (UNAUDITED)
                                DECEMBER 31, 2004
                                 (In thousands)

                                                                                                                As shown
                                                                                                                 on the
                                                                                                Market         consolidated
                                                                          Cost (3)              Value        balance sheet (1)
                                                                        -----------          -----------     ----------------
Type of investment
Fixed maturity securities
     United States government                                           $    20,377          $    20,736        $    20,736
     Government agencies and authorities                                     44,517               44,942             44,942
     Foreign governments                                                      1,714                1,790              1,790
     Public utilities                                                       441,420              472,789            472,789
     Asset-backed securities                                                494,235              517,067            517,067
     Mortgage-backed securities                                           1,434,572            1,479,304          1,479,304
     All other corporate fixed maturity securities                        2,776,503            2,936,320          2,936,320
                                                                        -----------          -----------        -----------
        Total fixed maturity securities                                   5,213,338            5,472,948          5,472,948
                                                                        -----------          -----------        -----------

Equity securities:
     Common stocks:
        Public utilities                                                      6,841                7,520              7,520
        Banks, trusts and insurance companies                               129,863              163,587            163,587
        Industrial, miscellaneous and all other                             466,071              572,747            572,747
     Nonredeemable preferred stocks                                           3,450                3,423              3,423
                                                                        -----------          -----------        -----------
        Total equity securities                                             606,225              747,277            747,277
                                                                        -----------          -----------        -----------
Mortgage loans on real estate                                               810,508          xxxxxx                 810,508
Real estate (2)                                                               1,771          xxxxxx                   1,771
Policy loans                                                                270,186          xxxxxx                 270,186
Other investments                                                           163,731          xxxxxx                 163,731
Private equity investments                                                  228,338          xxxxxx                 226,631
Fixed maturity securities on loan                                         1,128,126          xxxxxx               1,152,143
Equity securities on loan                                                    63,396          xxxxxx                  84,121
                                                                        -----------          -----------        -----------
        Total                                                             2,666,056            -                  2,709,091
                                                                        -----------          -----------        -----------

Total investments                                                       $ 8,485,619          $ 6,220,225        $ 8,929,316
                                                                        ===========          ===========     ==============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment writedowns for equity securities and original cost reduced by repayments and impairment writedowns and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (UNAUDITED)
                                 (In thousands)

                                              As of December 31,
                          --------------------------------------------------------------
                                          Future policy
                           Deferred          benefits                       Other policy
                            policy        losses, claims                     claims and
                          acquisition      and settlement   Unearned          benefits
        Segment              costs         expenses (1)    premiums (2)        payable
------------------------  -----------     ---------------  ------------     ------------
2004:
   Life insurance         $   526,326     $     2,758,334  $    180,596     $    148,057
   Accident and
      health insurance         66,502             695,620        31,443           21,315
   Annuity                    128,227           3,490,442            18              327
                          -----------     ---------------  ------------     ------------
                          $   721,055     $     6,944,396  $    212,057     $    169,699
                          ===========     ===============  ============     ============

2003:
   Life insurance         $   464,087     $     2,690,654  $    168,868     $    140,799
   Accident and
      health insurance         70,299             663,495        30,871           19,775
   Annuity                    102,089           3,386,782            28              113
                          -----------     ---------------  ------------     ------------
                          $   636,475     $     6,740,931  $    199,767     $    160,687
                          ===========     ===============  ============     ============

2002:
   Life insurance         $   421,265     $     2,605,553  $    156,832     $    111,576
   Accident and
      health insurance         78,588             638,288        34,418           19,349
   Annuity                     70,885           3,155,822            27              196
   Property and
      liability insurance           -                  25             -                -
                          -----------     ---------------  ------------     ------------
                          $   570,738     $     6,399,688  $    191,277     $    131,121
                          ===========     ===============  ============     ============
                                                              For the years ended December 31,
                               --------------------------------------------------------------------------------------------
                                                                                  Amortization
                                                                    Benefits,     of deferred
                                                     Net          claims, losses    policy            Other
                                Premium          investment      and settlement   acquisition      operating     Premiums
        Segment                revenue (3)         income         expenses (5)      costs           expenses     written (4)
------------------------       -----------       ----------      -------------   -------------     ---------     ----------
2004:
   Life insurance              $ 1,204,119       $  238,332      $   1,061,659   $     134,768     $ 408,460     $        -
   Accident and
      health insurance             132,964           11,524             60,323          12,896        76,843              -
   Annuity                         123,551          209,756            201,727          22,224       121,702              -
                               -----------       ----------      -------------   -------------     ---------     ----------
                               $ 1,460,634       $  459,612      $   1,323,709   $     169,888     $ 607,005     $        -
                               ===========       ==========      =============   =============     =========     ==========

2003:
   Life insurance              $ 1,122,503       $  240,777      $   1,024,443   $     127,528     $ 341,177     $        -
   Accident and
      health insurance             131,057           10,711             57,919          19,214        79,737              -
   Annuity                         103,386          214,370            198,077          19,396       108,962              -
                               -----------       ----------      -------------   -------------     ---------     ----------
                               $ 1,356,946       $  465,858      $   1,280,439   $     166,138     $ 529,876     $        -
                               ===========       ==========      =============   =============     =========     ==========
2002:
   Life insurance              $ 1,012,901       $  260,686          $ 883,852   $     147,235     $ 336,387     $        -
   Accident and
      health insurance             131,835           12,494             60,459          20,511        88,290              -
   Annuity                         111,228          225,704            213,817          20,916        88,540              -
   Property and
      liability insurance                -              219                (18)              -            40              -
                               -----------       ----------      -------------   -------------     ---------     ----------
                               $ 1,255,964       $  499,103      $   1,158,110   $     188,662     $ 513,257     $        -
                               ===========       ==========      =============   =============     =========     ==========

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

(5) Includes policyholder dividends

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE IV - REINSURANCE (UNAUDITED)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In thousands)

                                                                                                        Percentage
                                                             Ceded to    Assumed from                   of amount
                                               Gross          other         other           Net          assumed
                                               amount       companies     companies        amount         to net
                                            ------------    -----------  ------------   ------------    ----------
2004: Life insurance in force               $329,081,364    $47,795,013  $104,062,955   $385,349,306       27.0%
                                            ============    ===========  ============   ============
      Premiums:
           Life insurance                   $    685,032    $    52,212  $    275,004   $    907,824       30.3%
           Accident and health insurance         202,435         70,019           548        132,964        0.4%
           Annuity                                37,246              -           552         37,798        1.5%
                                            ------------    -----------  ------------   ------------
                Total premiums              $    924,713    $   122,231  $    276,104   $  1,078,586       25.6%
                                            ============    ===========  ============   ============

2003: Life insurance in force               $302,107,783    $38,521,130  $ 90,958,405   $354,545,058       25.7%
                                            ============    ===========  ============   ============
      Premiums:
           Life insurance                   $    650,603    $    37,988  $    223,765   $    836,380       26.8%
           Accident and health insurance         204,829         69,212         1,469        137,086        1.1%
           Annuity                                31,757              -            54         31,811          -
                                            ------------    -----------  ------------   ------------
                Total premiums              $    887,189    $   107,200  $    225,288   $  1,005,277       22.4%
                                            ============    ===========  ============   ============

2002: Life insurance in force               $266,335,791    $35,836,486  $ 76,101,905   $306,601,210       24.8%
                                            ============    ===========  ============   ============
      Premiums:
           Life insurance                   $    566,342    $    13,677  $    180,539   $    733,204       24.6%
           Accident and health insurance         200,610         74,838           934        126,706        0.7%
           Annuity                                40,164              -             -         40,164          -
                                            ------------    -----------  ------------   ------------
                Total premiums              $    807,116    $    88,515  $    181,473   $    900,074       20.2%
                                            ============    ===========  ============   ============

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Unaudited Financial Statements of Variable Annuity Account for the period ended September 30, 2004, are included in Part B of this filing and consist of the following:

      1.    Statement of Assets and Liabilities, period ended September
            30, 2004.

      2.    Statement of Operations, period ended September 30, 2004.

      3.    Statement of Changes in Net Assets, period ended September 30, 2004.

      4.    Notes to Financial Statements.

(b) Unaudited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

      1. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004 and 2003.

      2. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

      3. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

      4. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

      5. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

      6. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2004.

      7. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

      8. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 4(k) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 4(l) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company filed as exhibit 27(h)(1)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (b) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (c) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (d) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (f) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (g) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iv) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (h) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (i) Amendment One to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (j) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (l) Amendment One to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (m) Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (n) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (o) First Amendment to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (p) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (q) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (t) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (u) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (v) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
               (w) Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (x) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(11) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (y) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc filed as exhibit 27(h)(12) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (z) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(i) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(ii) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(iii) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (aa) Participation Agreement as of May 1, 2000 between Franklin
                    Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit on April 30, 2003 27(h)(14)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (bb) Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          9.   Opinion and consent of Donald F. Gruber, Esq.


         10.   Not applicable.


         11.   Not applicable.

         12.   Not applicable.

         13. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                          Positions and Offices                   Positions and Offices
Business Address                            with Insurance Company                  with Registrant
----------------                            ----------------------                  ---------------------
Mary K. Brainerd                            Director                                None
HealthPartners
8100 34th Avenue South
P.O. Box 1309
Bloomington, MN 55440-1309

John F. Bruder                              Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                             Senior Vice President                   None
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                           Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                              Director                                None
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                              Director                                None
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                          Director                                None
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN 55402

John H. Hooley                              Director                                None
SuperValu, Inc.
11840 Valley View Road
Eden Prairie, MN 55344-3691

Robert E. Hunstad                           Director and Executive                  None
Minnesota Life Insurance                    Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                            Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101



Dianne M. Orbison                           Senior Vice President                   None
Minnesota Life Insurance                    and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                         Director, Executive Vice                None
Minnesota Life Insurance                    President, General Counsel
 Company                                    and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                           Chairman, President and                 None
Minnesota Life Insurance                    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                               Senior Vice President                  None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong                           Senior Vice President                   None
Minnesota Life Insurance                    and Chief Financial
 Company                                    Officer
400 Robert Street North
St. Paul, MN 55101


William W. Veazey                           Director                                None
Cargill, Incorporated
15615 McGinty Road West
Wayzata, MN 55391


Randy F. Wallake                            Director and                            None
Minnesota Life Insurance                    Executive Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         Securian Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Northstar Life Insurance Company (New York)

         Personal Finance Company LLC (Delaware)

         Enterprise Holding Corporation
         Allied Solutions, L.L.C. (Indiana)



Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts)


         Ascend  Insurance Agency of Nevada, Inc. (Nevada)

         Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.


         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)


Majority-owned Subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.


Fifty percent-owned Subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 2, 2005, the number of holders of securities of this class were as follows:




                                        Number of Record
       Title of Class                       Holders
       --------------                   ----------------
Variable Annuity Contracts --                5,167
MultiOption Advisor

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Variable Universal Life Account
               Northstar Life Variable Universal Life Account

     (b)  Directors and Officers of Securian Financial Services, Inc.:

                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, Minnesota 55101

Michael J. Jorgenson                               Vice President and
Securian Financial Services, Inc.                  Chief Operating Officer
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                              Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                                  Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $20,482,311           ---              ---           ---



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-91784, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 14th day of March, 2005.


                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 14th day of March, 2005.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                    Date
              ---------                        -----                                    ----
/s/ Robert L. Senkler                          Chairman, President and                  March 14, 2005
---------------------------------------        Chief Executive Officer
Robert L. Senkler

*                                              Director
---------------------------------------
Mary K. Brainerd

*                                              Director
---------------------------------------
John W. Castro

*                                              Director
---------------------------------------
John E. Gherty

*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Robert E. Hunstad

*                                              Director
---------------------------------------
Dennis E. Prohofsky

                                               Director
---------------------------------------
William W. Veazey

*                                              Director
---------------------------------------
Randy F. Wallake

/s/ Gregory S. Strong                          Senior Vice President                    March 14, 2005
---------------------------------------        (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong                          Senior Vice President                    March 14, 2005
---------------------------------------        (chief accounting officer)
Gregory S. Strong

/s/ Dianne M. Orbison                          Senior Vice President and                March 14, 2005
---------------------------------------        Treasurer (treasurer)
Dianne M. Orbison

/s/ Dennis E. Prohofsky                        Director and Attorney-in-Fact            March 14, 2005
---------------------------------------
Dennis E. Prohofsky



* Pursuant to power of attorney dated February 14, 2005, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
      9.        Opinion and consent of Donald F. Gruber, Esq.

     15.        Minnesota Life Insurance Company Power of Attorney to sign
                Registration Statements.